2026 QUARTERLY REPORT
Venerable Variable Insurance Trust
March 31, 2026
FUND
Venerable US Large Cap Core Equity Fund
Venerable US Large Cap Strategic Equity Fund
Venerable US Small Cap Fund
Venerable Real Estate Fund
Venerable International Equity Fund
Venerable Emerging Markets Equity Fund
Venerable World Equity Fund
Venerable High Yield Fund
Venerable Strategic Bond Fund
Venerable Inflation Focused Fund
Venerable Large Cap Index Fund
Venerable Mid Cap Index Fund
Venerable Small Cap Index Fund
Venerable International Index Fund
Venerable Bond Index Fund
Venerable Intermediate Corporate Bond Index Fund
Venerable Conservative Allocation Fund
Venerable Conservative Appreciation Allocation Fund
Venerable World Conservative Allocation Fund
Venerable Moderate Allocation Fund
Venerable Moderate Appreciation Allocation Fund
Venerable World Moderate Allocation Fund
Venerable Appreciation Allocation Fund
Venerable World Appreciation Allocation Fund

Venerable Variable
Insurance Trust
Venerable Variable Insurance
Trust is a series investment
company with twenty-four
different investment portfolios
referred to as Funds.

Page
Venerable US Large Cap Core Equity Fund 3
Venerable US Large Cap Strategic Equity Fund 8
Venerable US Small Cap Fund 14
Venerable Real Estate Fund 24
Venerable International Equity Fund 26
Venerable Emerging Markets Equity Fund 31
Venerable World Equity Fund 39
Venerable High Yield Fund 48
Venerable Strategic Bond Fund 54
Venerable Inflation Focused Fund 66
Venerable Large Cap Index Fund 72
Venerable Mid Cap Index Fund 78
Venerable Small Cap Index Fund 88
Venerable International Index Fund 107
Venerable Bond Index Fund 117
Venerable Intermediate Corporate Bond Index Fund 125
Venerable Conservative Allocation Fund 134
Venerable Conservative Appreciation Allocation Fund 135
Venerable World Conservative Allocation Fund 136
Venerable Moderate Allocation Fund 137
Venerable Moderate Appreciation Allocation Fund 138
Venerable World Moderate Allocation Fund 139
Venerable Appreciation Allocation Fund 140
Venerable World Appreciation Allocation Fund 141
Notes to Schedules of Investments 142
Notes to Quarterly Report 143
Venerable Variable Insurance Trust
Quarterly Report
March 31, 2026 (Unaudited)
Table of Contents

Venerable Variable Insurance Trust (the “Trust”)
The Trust’s investment adviser is Venerable Investment Advisers, LLC (the "Adviser"). The Adviser is a wholly-
owned subsidiary of Venerable Holdings, Inc. ("Venerable"). Created by an investor group led by affiliates of
Apollo Global Management, Inc., Crestview Partners, and Reverence Capital Partners, Venerable owns and manages legacy variable annuity business acquired from other entities.
Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
The Funds are distributed by Russell Investments Financial Services, LLC (the “Distributor”) (member FINRA), which is not affiliated with the Adviser. The Distributor will make payments to financial intermediaries, including to Directed Services LLC (“DSL”), an affiliate of the Adviser to the Trust which will provide distribution-related services to the Trust.

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Large Cap Core Equity Fund 3
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 96.2%
Consumer Discretionary - 12.8%
Amazon.com, Inc.(Æ) 102,670 21,383
AutoZone, Inc.(Æ) 369 1,246
Axon Enterprise, Inc.(Æ) 714 303
Best Buy Co., Inc. 6,727 432
Carnival Corp. 14,950 387
Charter Communications, Inc. Class A(Æ) 1,640 354
Chipotle Mexican Grill, Inc. Class A(Æ) 33,131 1,060
Comcast Corp. Class A 23,518 675
Costco Wholesale Corp. 1,385 1,380
Coupang, Inc.(Æ) 34,304 648
Deckers Outdoor Corp.(Æ) 9,382 939
Dollar General Corp. 3,340 397
Domino's Pizza, Inc. 1,739 624
eBay, Inc. 8,039 732
Expedia Group, Inc. 1,331 307
Ford Motor Co. 40,526 468
Garmin, Ltd. 1,016 236
General Motors Co. 53,929 4,018
Hilton Worldwide Holdings, Inc. 1,472 448
Home Depot, Inc. (The) 8,467 2,785
Las Vegas Sands Corp. 3,314 179
Lear Corp. 5,622 681
Lennar Corp. Class A 3,915 340
Leonardo DRS, Inc. 3,881 173
Lowe's Cos., Inc. 18,926 4,472
Marriott International, Inc. Class A 3,165 1,035
McDonald's Corp. 12,555 3,902
Netflix, Inc. Class B(Æ) 29,590 2,845
NIKE, Inc. Class B 25,253 1,334
NVR, Inc.(Æ) 157 1,035
O'Reilly Automotive, Inc.(Æ) 5,941 548
QXO, Inc.(Æ) 19,378 376
Royal Caribbean Cruises, Ltd. 1,996 549
RTX Corp. 8,799 1,697
Target Corp. 19,958 2,419
Tesla, Inc.(Æ) 13,778 5,122
TJX Cos., Inc. (The) 4,042 645
Versant Media Group, Inc. 940 35
Walmart, Inc. 48,150 5,984
Walt Disney Co. (The) 36,195 3,488
Wayfair, Inc. Class A(Æ) 1,632 123
Williams-Sonoma, Inc. 4,339 791
Yum! Brands, Inc. 2,588 402
76,997
Consumer Staples - 2.4%
Altria Group, Inc. 8,250 544
Archer-Daniels-Midland Co. 13,804 1,003
Church & Dwight Co., Inc. 7,035 657
Clorox Co. (The) 3,976 412
Coca-Cola Co. (The) 9,673 736
Estee Lauder Cos., Inc. (The) Class A 6,191 444
Kenvue, Inc. 13,118 226
Kroger Co. (The) 6,173 447
Mondelez International, Inc. Class A 68,676 3,959
Monster Beverage Corp.(Æ) 24,896 1,804
PepsiCo, Inc. 5,167 802
Philip Morris International, Inc. 5,511 911
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Procter & Gamble Co. (The) 6,734 973
Smithfield Foods, Inc. 7,279 204
Sysco Corp. 4,906 350
Tyson Foods, Inc. Class A 15,786 1,011
14,483
Energy - 4.1%
Baker Hughes Co. 84,197 5,140
Chevron Corp. 4,867 1,007
Devon Energy Corp. 11,280 568
Eaton Corp. PLC 12,406 4,437
EOG Resources, Inc. 4,527 654
Exxon Mobil Corp. 32,357 5,490
First Solar, Inc.(Æ) 1,472 290
ONEOK, Inc. 4,667 422
Phillips 66 14,862 2,708
SLB, Ltd. 10,910 561
Valero Energy Corp. 10,312 2,548
Williams Cos., Inc. (The) 9,455 688
24,513
Financial Services - 14.7%
Aflac, Inc. 6,058 665
Allstate Corp. (The) 1,846 383
Ally Financial, Inc. 21,960 861
American Express Co. 12,412 3,754
American International Group, Inc. 5,620 423
American Tower Corp.(ö) 8,840 1,526
Ameriprise Financial, Inc. 2,500 1,111
Aon PLC Class A 1,071 346
Arthur J Gallagher & Co. 11,534 2,498
Bank of America Corp. 66,713 3,252
Bank of New York Mellon Corp. (The) 19,296 2,289
Berkshire Hathaway, Inc. Class B(Æ) 18,119 8,683
BlackRock, Inc. 653 628
Blackstone, Inc. Class A 19,731 2,269
Brown & Brown, Inc. 3,540 231
Camden Property Trust(ö) 9,810 958
Capital One Financial Corp. 13,709 2,501
CBRE Group, Inc. Class A(Æ) 5,460 740
Charles Schwab Corp. (The) 5,664 532
Chubb, Ltd. 3,632 1,184
Citigroup, Inc. 31,436 3,565
CME Group, Inc. Class A 1,772 523
CNA Financial Corp. 6,537 300
Corebridge Financial, Inc. 12,638 302
Essex Property Trust, Inc.(ö) 4,306 1,042
Everest Group, Ltd. 2,365 773
Globe Life, Inc. 1,869 260
Goldman Sachs Group, Inc. (The) 1,185 1,002
Interactive Brokers Group, Inc. Class A 24,109
1,617
Intercontinental Exchange, Inc. 17,344 2,728
Jefferies Financial Group, Inc. 10,908 450
KKR & Co., Inc. Class A 2,986 276
Marsh & McLennan Cos., Inc. 2,400 416
Mastercard, Inc. Class A 15,347 7,668
MetLife, Inc. 4,679 331
Millrose Properties, Inc. Class A(ö) 4,449 125
Moody's Corp. 6,577 2,869
Morgan Stanley 17,033 2,803

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Venerable US Large Cap Core Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
NU Holdings, Ltd. Class A(Æ) 62,933 904
Popular, Inc. 1,689 227
Progressive Corp. (The) 8,850 1,754
Prologis, Inc.(ö) 23,280 3,077
Prudential Financial, Inc. 10,694 1,045
Public Storage(ö) 1,253 339
Realty Income Corp.(ö) 6,518 399
Reinsurance Group of America, Inc. Class A 5,665 1,157
Robinhood Markets, Inc. Class A(Æ) 806 56
Rocket Cos., Inc. Class A(Æ) 52,647 750
S&P Global, Inc. 986 419
State Street Corp. 4,106 520
Stifel Financial Corp. 5,258 389
Travelers Cos., Inc. (The) 7,621 2,223
Truist Financial Corp. 9,067 417
US Bancorp 21,712 1,129
VICI Properties, Inc.(ö) 11,647 318
Visa, Inc. Class A 19,600 5,924
Wells Fargo & Co. 62,290 4,959
Welltower, Inc.(ö) 2,534 501
88,391
Health Care - 9.7%
Abbott Laboratories 5,959 612
AbbVie, Inc. 15,835 3,444
Agilent Technologies, Inc. 2,467 281
Align Technology, Inc.(Æ) 4,758 816
Amgen, Inc. 1,154 406
Becton Dickinson & Co. 1,874 295
Boston Scientific Corp.(Æ) 7,695 483
Bristol-Myers Squibb Co. 7,619 462
Cardinal Health, Inc. 1,660 351
Cencora, Inc. Class A 1,138 357
Centene Corp.(Æ) 7,997 262
Cigna Group (The) 5,807 1,549
CVS Health Corp. 4,745 341
Danaher Corp. 22,207 4,210
Dexcom, Inc.(Æ) 3,786 238
Edwards Lifesciences Corp.(Æ) 40,706 3,260
Elevance Health, Inc. 3,263 955
Eli Lilly & Co. 4,940 4,544
GE HealthCare Technologies, Inc. 10,347 736
Gilead Sciences, Inc. 5,321 742
HCA Healthcare, Inc. 819 388
Humana, Inc. 453 78
IDEXX Laboratories, Inc.(Æ) 136 76
Incyte Corp.(Æ) 7,280 685
Intuitive Surgical, Inc.(Æ) 1,119 516
Johnson & Johnson 34,058 8,325
Labcorp Holdings, Inc. 8,882 2,370
McKesson Corp. 3,126 2,705
Medtronic PLC 43,102 3,735
Merck & Co., Inc. 8,813 1,060
Pfizer, Inc. 15,262 429
Quest Diagnostics, Inc. 1,837 360
Regeneron Pharmaceuticals, Inc. 4,544 3,511
ResMed, Inc. 1,288 289
Stryker Corp. 15,261 5,015
Thermo Fisher Scientific, Inc. 674 331
Ultragenyx Pharmaceutical, Inc.(Æ) 6,801 142
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
UnitedHealth Group, Inc. 2,400 649
Vertex Pharmaceuticals, Inc.(Æ) 6,239 2,786
West Pharmaceutical Services, Inc. 2,740 687
58,481
Materials and Processing - 4.5%
Air Products and Chemicals, Inc. 1,343 390
Carrier Global Corp. 15,851 893
Crown Holdings, Inc. 10,735 1,076
Ecolab, Inc. 2,011 535
Fastenal Co. 11,738 545
Freeport-McMoRan, Inc. 9,060 533
General Electric Co. 12,940 3,672
James Hardie Industries PLC(Æ) 17,661 334
Johnson Controls International PLC 3,591 470
Linde PLC 7,438 3,687
Masco Corp. 15,093 911
Newmont Corp. 7,797 844
Owens Corning 7,740 838
Qnity Electronics, Inc. 27,327 3,153
Reliance, Inc. 2,384 724
Sherwin-Williams Co. (The) 4,213 1,350
Solstice Advanced Materials Inc. 2,478 189
Southern Copper Corp. 3,752 646
Trane Technologies PLC 6,240 2,600
Trex Co., Inc.(Æ) 2,243 82
Vulcan Materials Co. 12,091 3,292
Watsco, Inc. 1,200 437
27,201
Producer Durables - 8.6%
3M Co. 2,807 408
AMETEK, Inc. 12,241 2,624
Amphenol Corp. Class A 40,693 5,142
AO Smith Corp. 2,846 188
Automatic Data Processing, Inc. 3,625 737
Boeing Co. (The)(Æ) 1,797 358
Caterpillar, Inc. 1,572 1,114
Cintas Corp. 2,443 413
Comfort Systems USA, Inc. 1,564 2,157
CSX Corp. 11,573 475
Deere & Co. 3,264 1,839
Delta Air Lines, Inc. 7,182 477
EMCOR Group, Inc. 1,898 1,401
FedEx Corp. 2,354 838
FTI Consulting, Inc.(Æ) 3,451 610
Gartner, Inc.(Æ) 1,171 185
GE Vernova, Inc. 1,675 1,462
Graco, Inc. 9,750 825
HEICO Corp. 3,641 998
Honeywell International, Inc. 10,988 2,484
Howmet Aerospace, Inc. 8,004 1,845
Huntington Ingalls Industries, Inc. 1,929 733
Illinois Tool Works, Inc. 1,507 392
Keysight Technologies, Inc.(Æ) 2,479 700
Landstar System, Inc. 4,290 688
Lockheed Martin Corp. 3,838 2,320
Mettler-Toledo International, Inc.(Æ) 1,349 1,701
Norfolk Southern Corp. 1,457 418
Northrop Grumman Corp. 4,317 2,945

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Large Cap Core Equity Fund 5
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Old Dominion Freight Line, Inc. 1,696 331
Otis Worldwide Corp. 15,471 1,193
PACCAR, Inc. 5,128 592
Parker-Hannifin Corp. 293 262
Paychex, Inc. 3,918 361
Quanta Services, Inc. 1,032 567
Ralliant Corp. 5,197 216
Republic Services, Inc. Class A 2,193 480
Rockwell Automation, Inc. 923 331
Rollins, Inc. 4,124 220
Ryder System, Inc. 3,415 699
Scotts Miracle-Gro Co. (The) Class A 7,539 458
Southwest Airlines Co. 28,094 1,056
Teledyne Technologies, Inc.(Æ) 824 499
Trade Desk, Inc. (The) Class A(Æ) 2,356 53
TransDigm Group, Inc. 3,251 3,768
Union Pacific Corp. 6,270 1,521
United Airlines Holdings, Inc.(Æ) 4,367 402
United Parcel Service, Inc. Class B 4,147 408
United Rentals, Inc. 1,052 766
Verisk Analytics, Inc. Class A 1,239 235
Waste Management, Inc. 2,266 521
Westinghouse Air Brake Technologies Corp. 1,831 458
51,874
Technology - 36.0%
Accenture PLC Class A 9,437 1,871
Adobe, Inc.(Æ) 8,451 2,054
Airbnb, Inc. Class A(Æ) 3,778 477
Alphabet, Inc. Class A 45,481 13,078
Alphabet, Inc. Class C 51,180 14,681
Analog Devices, Inc. 10,397 3,308
Appfolio, Inc. Class A(Æ) 2,464 389
Apple, Inc. 126,796 32,180
Applied Materials, Inc. 5,183 1,771
Arista Networks, Inc.(Æ) 9,175 1,126
Autodesk, Inc.(Æ) 1,445 346
Booking Holdings, Inc. 605 2,547
Broadcom, Inc. 39,972 12,372
Broadridge Financial Solutions, Inc. 1,539 250
Cadence Design Systems, Inc.(Æ) 7,869 2,187
Cirrus Logic, Inc.(Æ) 3,324 481
Cisco Systems, Inc. 16,575 1,286
Cognizant Technology Solutions Corp.
Class A 8,732 536
Corteva, Inc. 5,234 438
Crowdstrike Holdings, Inc. Class A(Æ) 1,686 658
Datadog, Inc. Class A(Æ) 2,558 302
DocuSign, Inc.(Æ) 5,933 281
DoorDash, Inc. Class A(Æ) 5,341 802
Dropbox, Inc. Class A(Æ) 42,811 973
Fiserv, Inc.(Æ) 5,696 318
Fortinet, Inc.(Æ) 21,598 1,765
Hewlett Packard Enterprise Co. 18,529 441
Intel Corp.(Æ) 18,782 829
International Business Machines Corp. 4,541 1,101
Intuit, Inc. 8,023 3,469
KLA Corp. 967 1,424
Lam Research Corp. 18,390 3,929
Manhattan Associates, Inc.(Æ) 5,864 781
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Maplebear, Inc.(Æ) 17,946 672
Match Group, Inc. 23,601 725
Meta Platforms, Inc. Class A 25,643 14,671
Micron Technology, Inc. 7,532 2,545
Microsoft Corp. 65,038 24,075
Monolithic Power Systems, Inc. 636 695
Motorola Solutions, Inc. 1,713 743
Nutanix, Inc. Class A(Æ) 12,045 458
NVIDIA Corp. 204,082 35,592
NXP Semiconductors NV 20,971 4,128
ON Semiconductor Corp.(Æ) 6,959 431
Oracle Corp. 27,599 4,060
Palantir Technologies, Inc. Class A(Æ) 7,835 1,146
Palo Alto Networks, Inc.(Æ) 4,271 685
PayPal Holdings, Inc. 5,146 233
Pegasystems, Inc. 5,373 229
QUALCOMM, Inc. 21,905 2,821
ROBLOX Corp. Class A(Æ) 10,278 581
Roku, Inc.(Æ) 6,878 651
Roper Technologies, Inc. 2,101 743
Salesforce, Inc. 4,798 896
Seagate Technology Holdings PLC 1,098 430
ServiceNow, Inc.(Æ) 28,941 3,026
Super Micro Computer, Inc.(Æ) 9,751 222
Synopsys, Inc.(Æ) 894 354
TE Connectivity PLC 2,592 542
Teradyne, Inc. 5,488 1,627
Texas Instruments, Inc. 8,872 1,722
Tyler Technologies, Inc.(Æ) 758 260
Uber Technologies, Inc.(Æ) 7,618 548
VeriSign, Inc. 6,281 1,560
Western Digital Corp. 4,629 1,252
Workday, Inc. Class A(Æ) 1,710 222
Zscaler, Inc.(Æ) 2,501 351
217,347
Utilities - 3.4%
American Electric Power Co., Inc. 4,236 555
AT&T, Inc. 36,198 1,049
ConocoPhillips 25,193 3,326
Consolidated Edison, Inc. 3,799 430
Duke Energy Corp. 3,648 478
Entergy Corp. 15,208 1,709
Exelon Corp. 12,661 621
NextEra Energy, Inc. 74,480 6,918
Public Service Enterprise Group, Inc. 10,843 878
Sempra 4,896 476
Southern Co. (The) 17,490 1,688
T-Mobile US, Inc. 3,197 671
Verizon Communications, Inc. 20,664 1,037
WEC Energy Group, Inc. 3,527 408
Xcel Energy, Inc. 5,364 426
20,670
Total Common Stocks
(cost $586,303) 579,957

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Venerable US Large Cap Core Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Short-Term Investments - 3.5%
State Street Institutional U.S. Government
Money Market Fund 21,009,869 21,010
Total Short-Term Investments
(cost $21,010) 21,010
Total Investments - 99.7%
(cost $607,313) 600,967
Other Assets net of Liabilities
- 0.3%
2,090
Net Assets - 100.0%
603,057

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Large Cap Core Equity Fund 7
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
S&P 500 E-Mini Index Futures 61 USD 20,041 06/18/2026 (565)
Total Futures Contracts (å) (565)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Consumer Discretionary $ 76,997 $ — $ — $ 76,997
Consumer Staples 14,483 — — 14,483
Energy 24,513 — — 24,513
Financial Services 88,391 — — 88,391
Health Care 58,481 — — 58,481
Materials and Processing 27,201 — — 27,201
Producer Durables 51,874 — — 51,874
Technology 217,347 — — 217,347
Utilities 20,670 — — 20,670
Short-Term Investments 21,010 — — 21,010
Total Investments
600,967 — — 600,967
Derivatives
Liabilities
Futures Contracts (565) — — (565)
Total Derivatives
*
$ (565) $ — $ — $ (565)
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Brazil ..................................................................................................
904 0.2
Ireland ................................................................................................
1,871 0.3
Mexico ...............................................................................................
646 0.1
Netherlands ........................................................................................
4,128 0.7
Puerto Rico .........................................................................................
227 —**
South Korea .......................................................................................
648 0.1
Switzerland ........................................................................................
542 0.1
United States ......................................................................................
592,001 98.2
Total Investments ............................................................................... 600,967 99.7
**
Less than .05% of net assets

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Venerable US Large Cap Strategic Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 97.0%
Consumer Discretionary - 13.4%
Amazon.com, Inc.(Æ) 441,417 91,934
AutoNation, Inc.(Æ) 1,705 333
Bath & Body Works, Inc. 37,315 697
Best Buy Co., Inc. 39,503 2,536
BJ's Wholesale Club Holdings, Inc.(Æ) 57,042 5,614
BorgWarner, Inc. 26,477 1,437
Boyd Gaming Corp. 2,958 243
CarMax, Inc.(Æ) 20,933 870
Carnival Corp. 16,883 437
Charter Communications, Inc. Class A(Æ) 10,306 2,225
Chipotle Mexican Grill, Inc. Class A(Æ) 197,411 6,319
Comcast Corp. Class A 244,594 7,022
Costco Wholesale Corp. 9,718 9,683
Crocs, Inc.(Æ) 22,690 1,884
Curtiss-Wright Corp. 997 679
Darden Restaurants, Inc. 3,623 710
Deckers Outdoor Corp.(Æ) 13,282 1,329
Dillard's, Inc. Class A 212 121
Dollar General Corp. 15,549 1,846
Dollar Tree, Inc.(Æ) 30,045 3,290
DR Horton, Inc. 21,294 2,922
eBay, Inc. 14,067 1,280
Expedia Group, Inc. 14,121 3,260
Ferguson Enterprises, Inc. 7,749 1,808
Ford Motor Co. 603,998 6,970
Fox Corp. Class A 9,176 536
GameStop Corp. Class A(Æ) 5,748 132
Gap, Inc. (The) 11,507 278
General Motors Co. 266,812 19,878
Genuine Parts Co. 4,263 451
Hasbro, Inc. 2,984 279
Hilton Worldwide Holdings, Inc. 48,902 14,870
Home Depot, Inc. (The) 13,296 4,373
Las Vegas Sands Corp. 11,560 623
Lennar Corp. Class A 7,033 611
Lowe's Cos., Inc. 19,971 4,719
Lululemon Athletica , Inc.(Æ) 3,180 487
Macy's, Inc. 126,491 2,288
Marriott International, Inc. Class A 5,928 1,939
McDonald's Corp. 3,437 1,068
Netflix, Inc. Class B(Æ) 332,057 31,927
News Corp. Class A 11,721 292
NVR, Inc.(Æ) 67 442
Penske Automotive Group, Inc. 2,132 319
PulteGroup, Inc. 71,559 8,416
Ross Stores, Inc. 6,174 1,337
Royal Caribbean Cruises, Ltd. 1,744 480
RTX Corp. 72,550 13,995
Service Corp. International 4,475 369
Starbucks Corp. 25,392 2,275
Tapestry, Inc. 13,993 1,975
Target Corp. 24,740 2,999
Tesla, Inc.(Æ) 107,480 39,956
TJX Cos., Inc. (The) 22,020 3,517
Toll Brothers, Inc. 5,680 775
Ulta Beauty, Inc.(Æ) 2,333 1,219
Walmart, Inc. 130,975 16,278
Walt Disney Co. (The) 100,389 9,676
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Warner Bros. Discovery, Inc.(Æ) 24,405 670
Williams-Sonoma, Inc. 7,563 1,379
Wynn Resorts, Ltd. 1,009 102
346,379
Consumer Staples - 3.3%
Albertsons Cos., Inc. Class A 110,010 1,875
Altria Group, Inc. 133,743 8,826
Archer-Daniels-Midland Co. 45,672 3,320
BellRing Brands, Inc.(Æ) 67,247 1,082
Boston Beer Co., Inc. (The) Class A(Æ) 10,586 2,439
Coca-Cola Co. (The) 169,453 12,887
Coca-Cola Consolidated, Inc. 5,667 1,087
Colgate-Palmolive Co. 35,841 3,055
Constellation Brands, Inc. Class A 2,130 319
Hershey Co. (The) 959 199
Hormel Foods Corp. 2,127 48
Ingredion, Inc. 1,705 192
JM Smucker Co. (The) 1,277 123
Kenvue , Inc. 25,386 438
Kroger Co. (The) 80,138 5,799
Molson Coors Beverage Co. Class B 2,340 101
Mondelez International, Inc. Class A 30,264 1,744
Monster Beverage Corp.(Æ) 85,266 6,178
PepsiCo, Inc. 59,781 9,283
Philip Morris International, Inc. 81,628 13,496
Procter & Gamble Co. (The) 77,391 11,178
Sysco Corp. 14,918 1,064
Tyson Foods, Inc. Class A 7,673 492
85,225
Energy - 3.7%
Antero Resources Corp.(Æ) 8,313 353
Devon Energy Corp. 170,268 8,568
Diamondback Energy, Inc. 8,951 1,770
Eaton Corp. PLC 30,019 10,737
EOG Resources, Inc. 14,705 2,126
Exxon Mobil Corp. 277,120 47,016
First Solar, Inc.(Æ) 2,983 588
Halliburton Co. 26,214 1,022
HF Sinclair Corp. 5,752 359
Kinder Morgan, Inc. 69,475 2,330
Marathon Petroleum Corp. 10,202 2,491
Phillips 66 15,963 2,908
Range Resources Corp. 7,458 337
TechnipFMC PLC 8,740 604
Texas Pacific Land Corp. 1,432 680
Valero Energy Corp. 53,865 13,309
95,198
Financial Services - 14.2%
Aflac, Inc. 12,359 1,356
Allstate Corp. (The) 69,466 14,403
Ally Financial, Inc. 5,115 201
American Express Co. 11,888 3,596
American Financial Group, Inc. 1,491 190
American International Group, Inc. 60,093 4,522
Ameriprise Financial, Inc. 2,120 942
Aon PLC Class A 2,768 894

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Large Cap Strategic Equity Fund 9
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Arch Capital Group, Ltd.(Æ) 7,032 675
Assurant, Inc. 1,065 232
Assured Guaranty, Ltd. 6,137 500
Axis Capital Holdings, Ltd. 20,786 2,108
Bank of America Corp. 507,267 24,729
Bank of New York Mellon Corp. (The) 47,351 5,617
Berkshire Hathaway, Inc. Class B(Æ) 21,371 10,241
BlackRock, Inc. 9,487 9,124
Blackstone, Inc. Class A 8,133 935
Brookfield Asset Management, Ltd. Class A 16,028 712
Capital One Financial Corp. 76,632 13,980
Carlyle Group, Inc. (The) 4,687 227
CBRE Group, Inc. Class A(Æ) 28,859 3,909
Charles Schwab Corp. (The) 157,885 14,838
Chubb, Ltd. 9,164 2,987
Cincinnati Financial Corp. 3,623 570
Citigroup, Inc. 270,212 30,645
Citizens Financial Group, Inc. 8,310 498
Cullen/Frost Bankers, Inc. 1,066 146
East West Bancorp, Inc. 2,558 273
Everest Group, Ltd. 1,065 348
Extra Space Storage, Inc.(ö) 9,147 1,199
Fidelity National Financial, Inc. 5,113 237
First Citizens BancShares , Inc. Class A 249 469
First Horizon Corp. 8,308 189
Globe Life, Inc. 1,279 178
Goldman Sachs Group, Inc. (The) 28,012 23,698
Hartford Insurance Group, Inc. (The) 6,393 865
Invesco, Ltd. 5,968 145
Jones Lang LaSalle, Inc.(Æ) 2,536 772
JPMorgan Chase & Co. 75,967 22,346
KeyCorp 16,842 338
Loews Corp. 4,900 523
M&T Bank Corp. 2,770 573
Markel Group, Inc.(Æ) 213 408
Marsh & McLennan Cos., Inc. 40,866 7,088
Mastercard , Inc. Class A 51,969 25,967
MetLife, Inc. 15,558 1,100
MGIC Investment Corp. 200,101 5,253
Morgan Stanley 75,215 12,378
Northern Trust Corp. 4,474 624
Old Republic International Corp. 5,540 221
PNC Financial Services Group, Inc. (The) 7,460 1,552
Popular, Inc. 1,067 143
Primerica, Inc. 853 214
Principal Financial Group, Inc. 5,116 461
Prologis, Inc.(ö) 107,940 14,268
Prudential Financial, Inc. 6,822 666
Raymond James Financial, Inc. 4,689 679
Regions Financial Corp. 17,050 445
Reinsurance Group of America, Inc. Class A 1,066 218
RenaissanceRe Holdings, Ltd. 20,581 6,117
S&P Global, Inc. 10,483 4,459
SEI Investments Co. 93,586 7,344
Simon Property Group, Inc.(ö) 4,391 819
State Street Corp. 6,608 836
Stifel Financial Corp. 2,879 213
Sun Communities, Inc.(ö) 61,542 7,752
Synchrony Financial 41,070 2,794
T Rowe Price Group, Inc. 54,740 4,934
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Travelers Cos., Inc. (The) 7,886 2,300
Truist Financial Corp. 21,525 990
Unum Group 3,623 265
US Bancorp 25,787 1,341
VICI Properties, Inc.(ö) 269,596 7,365
Visa, Inc. Class A 120,236 36,340
W.R. Berkley Corp. 8,527 565
Wells Fargo & Co. 115,791 9,218
Western Alliance Bancorp 1,280 91
Western Union Co. (The) 207,122 1,808
Willis Towers Watson PLC 1,918 558
XP, Inc. Class A 21,373 407
Zions Bancorp NA 1,704 98
369,229
Health Care - 10.2%
Abbott Laboratories 11,278 1,158
AbbVie, Inc. 68,335 14,862
Alnylam Pharmaceuticals, Inc.(Æ) 8,235 2,725
Amgen, Inc. 28,253 9,941
AstraZeneca PLC 48,625 9,590
Biogen, Inc.(Æ) 13,295 2,437
BioMarin Pharmaceutical, Inc.(Æ) 7,959 450
Bio-Rad Laboratories, Inc. Class A(Æ) 639 178
Bristol-Myers Squibb Co. 74,654 4,528
Cardinal Health, Inc. 25,574 5,404
Caris Life Sciences, Inc.(Æ) 22,034 394
Cencora , Inc. Class A 5,328 1,674
Centene Corp.(Æ) 67,560 2,212
Cigna Group (The) 6,440 1,718
Cooper Cos, Inc. (The)(Æ) 2,554 183
CVS Health Corp. 28,557 2,051
Danaher Corp. 5,132 973
DaVita, Inc.(Æ) 852 131
Eli Lilly & Co. 30,051 27,640
Encompass Health Corp. 852 82
Exelixis , Inc.(Æ) 58,382 2,504
GE HealthCare Technologies, Inc. 7,033 501
Gilead Sciences, Inc. 76,858 10,712
Globus Medical, Inc. Class A(Æ) 19,444 1,675
Halozyme Therapeutics, Inc.(Æ) 7,545 488
HCA Healthcare, Inc. 12,606 5,966
Henry Schein, Inc.(Æ) 3,198 236
IDEXX Laboratories, Inc.(Æ) 15,652 8,795
Illumina, Inc.(Æ) 9,598 1,183
Incyte Corp.(Æ) 9,240 870
Inspire Medical Systems, Inc.(Æ) 5,647 291
Intuitive Surgical, Inc.(Æ) 36,715 16,925
IQVIA Holdings, Inc.(Æ) 1,279 218
Jazz Pharmaceuticals PLC(Æ) 8,109 1,533
Johnson & Johnson 100,397 24,541
Labcorp Holdings, Inc. 2,344 625
McKesson Corp. 21,283 18,417
Medpace Holdings, Inc.(Æ) 6,377 3,062
Medtronic PLC 59,614 5,165
Merck & Co., Inc. 41,190 4,955
Pfizer, Inc. 52,856 1,484
Quest Diagnostics, Inc. 2,984 585
Regeneron Pharmaceuticals, Inc. 15,958 12,330
ResMed , Inc. 6,032 1,354

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Venerable US Large Cap Strategic Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Revvity , Inc. 1,489 130
Stryker Corp. 20,172 6,628
Tenet Healthcare Corp.(Æ) 2,558 483
Thermo Fisher Scientific, Inc. 40,524 19,919
United Therapeutics Corp.(Æ) 5,359 3,178
UnitedHealth Group, Inc. 29,093 7,872
Universal Health Services, Inc. Class B 1,705 305
Veeva Systems, Inc. Class A(Æ) 4,739 832
Vertex Pharmaceuticals, Inc.(Æ) 23,555 10,518
Viatris , Inc. 31,338 423
West Pharmaceutical Services, Inc. 2,011 504
Zimmer Biomet Holdings, Inc. 5,330 482
264,020
Materials and Processing - 3.8%
Acuity, Inc. 850 238
Advanced Drainage Systems, Inc. 10,291 1,411
Albemarle Corp. 6,432 1,155
Alcoa Corp. 7,031 466
Anglogold Ashanti PLC 23,542 2,292
Ball Corp. 8,311 491
Builders FirstSource , Inc.(Æ) 11,045 909
CF Industries Holdings, Inc. 31,150 4,044
Core & Main, Inc. Class A(Æ) 5,113 253
CRH PLC 8,520 896
Crown Holdings, Inc. 29,739 2,981
DuPont de Nemours, Inc. 88,832 4,068
Fastenal Co. 28,441 1,320
Freeport-McMoRan, Inc. 208,141 12,235
General Electric Co. 39,592 11,235
Johnson Controls International PLC 76,104 9,966
Linde PLC 15,454 7,661
Masco Corp. 13,460 813
Newmont Corp. 56,519 6,118
Nucor Corp. 7,246 1,225
Owens Corning 3,998 433
Packaging Corp. of America 2,345 498
PPG Industries, Inc. 7,034 752
Reliance, Inc. 1,493 454
RPM International, Inc. 4,050 403
Sherwin-Williams Co. (The) 29,558 9,475
Southern Copper Corp. 14,174 2,439
Steel Dynamics, Inc. 4,690 844
Trane Technologies PLC 21,574 8,991
Vulcan Materials Co. 16,946 4,614
98,680
Producer Durables - 6.2%
3M Co. 16,621 2,414
AECOM 4,048 343
AGCO Corp. 2,343 271
Allison Transmission Holdings, Inc. Class A 851 100
Amphenol Corp. Class A 14,123 1,784
AO Smith Corp. 3,622 239
Avery Dennison Corp. 2,344 405
Carlisle Cos., Inc. 2,375 792
Caterpillar, Inc. 21,698 15,372
Cintas Corp. 9,216 1,559
CNH Industrial NV 9,156 101
Comfort Systems USA, Inc. 1,400 1,931
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Corpay , Inc.(Æ) 851 248
Cummins, Inc. 3,504 1,885
Delta Air Lines, Inc. 21,658 1,440
Donaldson Co., Inc. 7,761 659
Dover Corp. 2,344 489
FedEx Corp. 37,784 13,458
Flowserve Corp. 6,782 499
Fortive Corp. 48,577 2,685
GE Vernova , Inc. 20,795 18,152
General Dynamics Corp. 15,214 5,222
Honeywell International, Inc. 5,619 1,270
Howmet Aerospace, Inc. 8,371 1,929
Huntington Ingalls Industries, Inc. 1,288 489
Ingersoll Rand, Inc. 75,815 6,074
JB Hunt Transport Services, Inc. 21,221 4,497
L3Harris Technologies, Inc. 5,914 2,041
Lockheed Martin Corp. 6,748 4,078
Mettler -Toledo International, Inc.(Æ) 436 550
Mueller Industries, Inc. 12,822 1,421
Northrop Grumman Corp. 16,233 11,075
Oshkosh Corp. 1,919 282
Parker-Hannifin Corp. 5,578 4,994
Regal Rexnord Corp. 2,132 399
Robert Half, Inc. 73,624 1,870
Ryder System, Inc. 12,273 2,512
Snap-on, Inc. 1,705 619
Southwest Airlines Co. 294,573 11,067
Tetra Tech, Inc. 13,267 400
Textron, Inc. 5,542 485
TopBuild Corp.(Æ) 853 300
Toro Co. (The) 2,985 279
Union Pacific Corp. 8,555 2,076
United Airlines Holdings, Inc.(Æ) 18,458 1,699
United Parcel Service, Inc. Class B 23,019 2,265
United Rentals, Inc. 12,934 9,423
Veralto Corp. 18,669 1,651
Vertiv Holdings Co. Class A 6,143 1,539
W.W. Grainger, Inc. 13,459 14,681
WESCO International, Inc. 1,280 350
160,363
Technology - 38.2%
Accenture PLC Class A 10,218 2,026
Adobe, Inc.(Æ) 28,242 6,865
Advanced Micro Devices, Inc.(Æ) 61,738 12,559
Airbnb, Inc. Class A(Æ) 78,961 9,971
Allegion PLC 2,769 402
Alphabet, Inc. Class A 289,102 83,134
Alphabet, Inc. Class C 88,631 25,425
Analog Devices, Inc. 2,326 740
Apple, Inc. 512,580 130,088
Applied Materials, Inc. 13,666 4,671
AppLovin Corp. Class A(Æ) 4,168 1,659
Arista Networks, Inc.(Æ) 81,567 10,015
Atlassian Corp. Class A(Æ) 13,036 890
Autodesk, Inc.(Æ) 10,618 2,542
Block, Inc. Class A(Æ) 25,365 1,526
Booking Holdings, Inc. 1,449 6,101
Broadcom, Inc. 194,861 60,311
CACI International, Inc. Class A(Æ) 639 348

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Large Cap Strategic Equity Fund 11
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Cadence Design Systems, Inc.(Æ) 31,577 8,774
Ciena Corp.(Æ) 1,601 622
Cirrus Logic, Inc.(Æ) 19,605 2,835
Cisco Systems, Inc. 303,970 23,585
Concentrix Corp. 14,141 387
Corteva , Inc. 138,551 11,598
Datadog , Inc. Class A(Æ) 24,278 2,866
Dell Technologies, Inc. Class C 15,147 2,486
DocuSign, Inc.(Æ) 18,290 867
Dropbox, Inc. Class A(Æ) 193,505 4,396
Electronic Arts, Inc. 17,161 3,499
Etsy, Inc.(Æ) 12,152 607
F5, Inc.(Æ) 639 185
Fair Isaac Corp.(Æ) 3,329 3,554
Flex, Ltd.(Æ) 8,776 574
Fortinet, Inc.(Æ) 13,006 1,063
Genpact , Ltd. 22,086 823
HubSpot , Inc.(Æ) 3,624 885
Intel Corp.(Æ) 37,280 1,645
International Business Machines Corp. 8,017 1,943
Intuit, Inc. 21,903 9,470
KLA Corp. 2,707 3,986
Lam Research Corp. 81,130 17,334
Leidos Holdings, Inc. 4,048 630
Lyft, Inc. Class A(Æ) 112,606 1,498
Maplebear , Inc.(Æ) 41,297 1,547
Match Group, Inc. 31,230 959
Meta Platforms, Inc. Class A 125,745 71,942
Micron Technology, Inc. 30,467 10,293
Microsoft Corp. 303,660 112,406
Monolithic Power Systems, Inc. 8,852 9,678
MSCI, Inc. Class A 2,909 1,568
NetApp, Inc. 6,179 633
Nutanix , Inc. Class A(Æ) 17,716 673
NVIDIA Corp. 1,108,302 193,288
Oracle Corp. 107,939 15,879
Palantir Technologies, Inc. Class A(Æ) 34,341 5,023
Palo Alto Networks, Inc.(Æ) 61,067 9,790
Paycom Software, Inc. 6,464 786
PayPal Holdings, Inc. 38,954 1,762
Pegasystems , Inc. 33,239 1,415
Pinterest, Inc. Class A(Æ) 21,681 398
QUALCOMM, Inc. 111,046 14,301
RingCentral, Inc. Class A 78,399 2,916
Roku, Inc.(Æ) 10,246 969
Salesforce, Inc. 29,873 5,576
Sandisk Corp.(Æ) 2,109 1,340
Seagate Technology Holdings PLC 25,922 10,155
ServiceNow , Inc.(Æ) 84,099 8,793
Skyworks Solutions, Inc. 15,918 852
Spotify Technology SA(Æ) 11,342 5,500
Synopsys, Inc.(Æ) 15,127 5,998
TD SYNNEX Corp. 11,298 1,906
TE Connectivity PLC 7,393 1,545
Teradata Corp.(Æ) 86,108 2,207
Teradyne, Inc. 4,397 1,304
Texas Instruments, Inc. 31,211 6,059
Twilio , Inc. Class A(Æ) 2,345 295
Uber Technologies, Inc.(Æ) 140,882 10,134
Ubiquiti, Inc. 1,865 1,474
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
UiPath , Inc. Class A(Æ) 41,394 459
Western Digital Corp. 10,121 2,738
Zoom Communications, Inc. Class A(Æ) 19,170 1,541
989,487
Utilities - 4.0%
AES Corp. (The) 22,170 312
Alliant Energy Corp. 8,098 581
Ameren Corp. 4,832 531
American Electric Power Co., Inc. 20,132 2,639
Antero Midstream Corp. 28,449 649
APA Corp. 116,148 4,929
AT&T, Inc. 274,115 7,947
ConocoPhillips 86,018 11,354
Consolidated Edison, Inc. 75,091 8,499
Constellation Energy Corp. 24,882 6,948
DTE Energy Co. 5,115 748
Duke Energy Corp. 19,234 2,518
Edison International 13,962 1,022
Evergy , Inc. 7,250 594
Exelon Corp. 22,637 1,110
FirstEnergy Corp. 49,182 2,492
NextEra Energy, Inc. 123,025 11,427
NRG Energy, Inc. 42,745 6,247
PPL Corp. 197,969 7,562
Public Service Enterprise Group, Inc. 61,869 5,008
Southern Co. (The) 10,657 1,029
T-Mobile US, Inc. 39,601 8,317
UGI Corp. 6,605 241
Verizon Communications, Inc. 193,472 9,712
Vistra Corp. 13,595 2,044
WEC Energy Group, Inc. 2,984 345
104,805
Total Common Stocks
(cost $2,104,545) 2,513,386
Warrants and Rights - 0.0%
Walgreens Boots Alliance, Inc.(Æ)(Š)
  Rights 118,030 63
Total Warrants and Rights
(cost $63) 63
Short-Term Investments - 2.7%
State Street Institutional U.S. Government
Money Market Fund 69,409,124 69,409
Total Short-Term Investments
(cost $69,409) 69,409
Total Investments - 99.7%
(cost $2,174,017) 2,582,858
Other Assets net of Liabilities
- 0.3%
8,931
Net Assets - 100.0%
2,591,789

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Venerable US Large Cap Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
S&P 500 E-Mini Index Futures 206 USD 67,679 06/18/2026 (1,354)
Total Futures Contracts (å) (1,354)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Consumer Discretionary $ 346,379 $ — $ — $ 346,379
Consumer Staples 85,225 — — 85,225
Energy 95,198 — — 95,198
Financial Services 369,229 — — 369,229
Health Care 264,020 — — 264,020
Materials and Processing 98,680 — — 98,680
Producer Durables 160,363 — — 160,363
Technology 989,487 — — 989,487
Utilities 104,805 — — 104,805
Warrants and Rights — — 63 63
Short-Term Investments 69,409 — — 69,409
Total Investments
2,582,795 — 63 2,582,858
Derivatives
Liabilities
Futures Contracts (1,354) — — (1,354)
Total Derivatives
*
$ (1,354) $ — $ — $ (1,354)
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Bermuda .............................................................................................
6,117 0.2
Brazil ..................................................................................................
407 —**
Canada ................................................................................................
713 —**
Ireland ................................................................................................
2,026 0.1
Mexico ...............................................................................................
2,439 0.1
Puerto Rico .........................................................................................
143 —**
South Africa .......................................................................................
2,292 0.1
Switzerland ........................................................................................
1,545 0.1

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Large Cap Strategic Equity Fund 13
.
.
.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
United Kingdom .................................................................................
10,194 0.4
United States ......................................................................................
2,556,982 98.7
Total Investments ............................................................................... 2,582,858 99.7
**
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 Venerable US Small Cap Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 96.4%
Consumer Discretionary - 10.8%
Abercrombie & Fitch Co. Class A(Æ) 3,643 333
Academy Sports & Outdoors, Inc. 859 48
Advance Auto Parts, Inc. 6,800 359
Advanced Energy Industries, Inc. 4,630 1,494
American Eagle Outfitters, Inc. 4,072 68
American Public Education, Inc.(Æ) 7,971 453
Archer Aviation, Inc. Class A(Æ) 10,910 56
Atkore , Inc. 1,353 80
Atmus Filtration Technologies, Inc. 2,605 148
Bel Fuse, Inc. Class B 726 144
Boot Barn Holdings, Inc.(Æ) 3,072 450
Brinker International, Inc.(Æ) 1,241 177
Buckle, Inc. (The) 1,830 92
Cadre Holdings, Inc. 1,674 51
Callaway Golf Co.(Æ) 5,956 83
Capri Holdings, Ltd.(Æ) 9,388 165
Carter's, Inc. 5,384 193
Cavco Industries, Inc.(Æ) 588 285
Central Garden & Pet Co.(Æ) 902 33
Cinemark Holdings, Inc. 1,515 43
Citi Trends, Inc.(Æ) 867 38
Comtech Telecommunications Corp.(Æ) 32,638 108
Coursera, Inc.(Æ) 15,667 91
Covista , Inc.(Æ) 4,566 526
CTS Corp. 4,814 230
Dana, Inc. 3,018 102
Dauch Corp.(Æ) 6,717 40
Designer Brands, Inc. Class A 8,180 47
Dillard's, Inc. Class A 381 218
Enovix Corp.(Æ) 4,974 26
FIGS, Inc. Class A(Æ) 4,808 71
FirstCash Holdings, Inc. 1,436 270
Five Below, Inc.(Æ) 262 60
Flexsteel Industries, Inc. 786 35
Forestar Group, Inc.(Æ) 1,333 33
Genius Sports, Ltd.(Æ) 4,815 21
Gentherm , Inc.(Æ) 8,908 247
G-III Apparel Group, Ltd. 3,665 102
Group 1 Automotive, Inc. 269 89
Hims & Hers Health, Inc.(Æ) 6,558 136
Hovnanian Enterprises, Inc. Class A(Æ) 875 97
IAC, Inc.(Æ) 6,402 256
IMAX Corp.(Æ) 4,409 168
Intuitive Machines, Inc.(Æ) 3,892 72
J Jill, Inc. 11,903 136
Joby Aviation, Inc.(Æ) 14,151 117
Johnson Outdoors, Inc. Class A 868 40
Kohl's Corp. 5,622 73
Kontoor Brands, Inc. 3,230 227
Lakeland Industries, Inc. 16,300 134
Laureate Education, Inc. Class A(Æ) 2,050 71
Leggett & Platt, Inc. 5,179 51
Leonardo DRS, Inc. 5,265 234
Life Time Group Holdings, Inc.(Æ) 1,128 30
LifeMD , Inc.(Æ) 38,789 140
Lindblad Expeditions Holdings, Inc.(Æ) 2,888 50
Lionsgate Studios Corp.(Æ) 32,096 308
Magnite , Inc.(Æ) 12,676 151
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
MarineMax , Inc.(Æ) 11,781 319
Monarch Casino & Resort, Inc. 966 92
Nu Skin Enterprises, Inc. Class A 4,454 32
Ollie's Bargain Outlet Holdings, Inc.(Æ) 1,902 175
OneWater Marine, Inc. Class A(Æ) 7,552 71
OptimizeRx Corp.(Æ) 22,771 143
Papa John's International, Inc. 770 25
Patrick Industries, Inc. 3,513 390
Peloton Interactive, Inc. Class A(Æ) 13,586 58
Perdoceo Education Corp. 992 37
Polaris, Inc. 3,578 195
PriceSmart , Inc. 280 42
QuinStreet , Inc.(Æ) 17,656 212
RCI Hospitality Holdings, Inc. 2,832 65
RealReal , Inc. (The)(Æ) 3,993 36
Red Rock Resorts, Inc. Class A 1,675 89
Redwire Corp.(Æ) 3,755 32
Revolve Group, Inc.(Æ) 2,131 48
RH(Æ) 1,071 150
Rocket Lab Corp.(Æ) 2,073 133
Rush Street Interactive, Inc.(Æ) 1,865 41
Sally Beauty Holdings, Inc.(Æ) 4,741 66
Shake Shack, Inc. Class A(Æ) 841 74
Signet Jewelers, Ltd. 1,520 129
Sphere Entertainment Co.(Æ) 1,128 132
Starz Entertainment Corp.(Æ) 9,575 110
Steven Madden, Ltd. 1,090 37
Stitch Fix, Inc. Class A(Æ) 6,423 21
Strata Critical Medical, Inc.(Æ) 21,189 89
Stride, Inc.(Æ) 1,175 104
Super Group SGHC, Ltd. 7,843 85
Texas Roadhouse, Inc. Class A 1,446 239
Transcat , Inc.(Æ) 2,492 183
Turtle Beach Corp.(Æ) 2,178 22
Udemy , Inc.(Æ) 15,501 72
Universal Technical Institute, Inc.(Æ) 8,353 302
Urban Outfitters, Inc.(Æ) 1,218 77
Vicor Corp.(Æ) 918 148
Victoria's Secret & Co.(Æ) 6,571 305
Visteon Corp. 1,167 106
Wabash National Corp. 3,890 34
Winnebago Industries, Inc. 7,936 246
Ziff Davis, Inc.(Æ) 1,651 69
Zumiez , Inc.(Æ) 2,988 66
14,701
Consumer Staples - 1.1%
Beauty Health Co. (The)(Æ) 38,630 34
Cal-Maine Foods, Inc. 2,806 222
elf Beauty, Inc.(Æ) 2,450 148
Fresh Del Monte Produce, Inc. 1,910 77
Herbalife, Ltd.(Æ) 4,356 64
Marzetti Co. (The) 384 53
Medifast , Inc.(Æ) 8,016 82
MGP Ingredients, Inc. 1,667 31
National Vision Holdings, Inc.(Æ) 1,627 42
Nature's Sunshine Products, Inc.(Æ) 3,248 78
Quanex Building Products Corp. 4,604 83
Seneca Foods Corp. Class A(Æ) 580 88
Simply Good Foods Co. (The)(Æ) 3,532 51

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Small Cap Fund 15
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Spectrum Brands Holdings, Inc. 920 68
Turning Point Brands, Inc. 545 47
United Natural Foods, Inc.(Æ) 2,436 110
USANA Health Sciences, Inc.(Æ) 2,708 47
Vita Coco Co., Inc. (The)(Æ) 1,440 69
Warby Parker, Inc. Class A(Æ) 1,800 38
1,432
Energy - 5.8%
Almonty Industries, Inc.(Æ) 12,932 187
Alpha Metallurgical Resources, Inc.(Æ) 269 55
Ameresco , Inc. Class A(Æ) 8,562 218
Archrock , Inc. 20,435 711
Arq , Inc.(Æ) 30,543 78
Array Technologies, Inc.(Æ) 6,284 46
Centrus Energy Corp. Class A(Æ) 486 84
Core Natural Resources, Inc. 725 76
Delek US Holdings, Inc. 1,517 68
DNOW, Inc.(Æ) 24,629 293
Energy Fuels, Inc.(Æ) 13,755 251
Eos Energy Enterprises Inc.(Æ) 4,784 24
Flotek Industries, Inc.(Æ) 7,693 131
Flowco Holdings, Inc. Class A 7,983 165
Fluence Energy, Inc.(Æ) 3,227 44
Forum Energy Technologies, Inc.(Æ) 1,544 91
Green Plains, Inc.(Æ) 4,099 67
Hallador Energy Co.(Æ) 2,176 35
Helmerich & Payne, Inc. 3,739 135
Kodiak Gas Services, Inc. 9,897 577
Liberty Energy, Inc. Class A 17,158 494
Matador Resources Co. 2,823 178
Murphy Oil Corp. 2,186 90
Nabors Industries, Ltd.(Æ) 847 73
Noble Corp. PLC 2,552 125
NPK International, Inc.(Æ) 20,869 302
Oceaneering International, Inc.(Æ) 1,369 49
Oil States International, Inc.(Æ) 5,529 64
Ormat Technologies, Inc. 1,156 129
Par Pacific Holdings, Inc.(Æ) 2,495 156
Patterson-UTI Energy, Inc. 14,320 155
Peabody Energy Corp. 3,510 116
Plug Power, Inc.(Æ) 28,198 64
Range Resources Corp. 2,201 100
Ranger Energy Services, Inc. Class A 12,896 221
REX American Resources Corp.(Æ) 2,078 95
Select Water Solutions, Inc. Class A 28,592 438
Shoals Technologies Group, Inc. Class A(Æ) 32,392 213
SM Energy Co. 2,439 76
Solaris Energy Infrastructure, Inc. Class A 8,617 487
Sunrun , Inc.(Æ) 4,402 60
TETRA Technologies, Inc.(Æ) 31,617 269
Transocean, Ltd.(Æ) 18,501 123
Uranium Energy Corp.(Æ) 11,312 153
Valaris , Ltd.(Æ) 1,325 130
Warrior Met Coal, Inc. 1,136 106
World Kinect Corp. 6,337 146
7,948
Financial Services - 16.7%
Abacus Global Management, Inc. 29,248 230
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Acadian Asset Management, Inc. 3,581 195
AH Realty Trust, Inc.(ö) 11,920 66
Alerus Financial Corp. 2,888 68
Alexander's, Inc.(ö) 359 85
American Healthcare REIT, Inc.(ö) 1,693 80
Ameris Bancorp 1,925 150
Ames National Corp. 3,041 86
Apple Hospitality REIT, Inc.(ö) 12,790 147
Applied Digital Corp.(Æ) 9,938 236
Arbor Realty Trust, Inc.(ö) 3,109 24
Ares Commercial Real Estate Corp.(ö) 16,063 77
Artisan Partners Asset Management, Inc.
Class A 8,536 311
Associated Banc-Corp. 2,709 70
Axos Financial, Inc.(Æ) 7,087 603
Banc of California, Inc. 5,853 103
Bancorp, Inc. (The)(Æ) 4,978 267
Bank of Hawaii Corp. 1,105 82
Bank of Marin Bancorp 3,123 80
Bank of NT Butterfield & Son, Ltd. (The) 7,651 402
BankUnited , Inc. 11,188 505
Bankwell Financial Group, Inc. 1,888 92
BayCom Corp. 8,704 259
BGC Group, Inc. Class A 6,467 63
Blackstone Mortgage Trust, Inc. Class A(ö) 3,996 77
Bread Financial Holdings, Inc. 1,297 97
Burford Capital, Ltd. 3,425 15
Business First Bancshares, Inc. 10,041 272
Capitol Federal Financial, Inc. 10,541 75
Cathay General Bancorp 3,803 190
Chiron Real Estate, Inc.(ö) 1,914 63
Cipher Digital, Inc.(Æ) 5,902 76
CNO Financial Group, Inc. 3,934 162
Cohen & Steers, Inc. 2,768 173
Community Healthcare Trust, Inc.(ö) 5,538 88
COPT Defense Properties(ö) 4,320 132
Core Scientific Inc.(Æ) 5,246 78
Cushman & Wakefield, Ltd.(Æ) 6,639 81
Customers Bancorp, Inc.(Æ) 2,261 157
CVB Financial Corp. 5,050 98
Dave, Inc.(Æ) 992 173
Diamond Hill Investment Group, Inc. 727 125
DiamondRock Hospitality Co.(ö) 8,074 76
DigitalBridge Group, Inc. 4,717 73
Dime Community Bancshares, Inc. 7,220 244
Douglas Emmett, Inc.(ö) 9,638 91
eHealth, Inc.(Æ) 8,416 11
Employers Holdings, Inc. 3,408 140
Enact Holdings, Inc. 5,545 226
Encore Capital Group, Inc.(Æ) 3,496 245
Enova International, Inc.(Æ) 3,401 462
Essent Group, Ltd. 4,413 258
Evercore , Inc. Class A 519 155
Farmland Partners, Inc.(ö) 17,559 197
Fidelis Insurance Holdings, Ltd. 1,907 36
First BanCorp 6,973 149
First Financial Corp. 564 36
First Interstate BancSystem , Inc. Class A 6,072 203
Flagstar Bank NA 5,549 73
Flushing Financial Corp. 6,298 97

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 Venerable US Small Cap Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Franklin Street Properties Corp.(ö) 135,588 90
FTAI Infrastructure, Inc. 55,111 272
Fulton Financial Corp. 12,322 251
Genworth Financial, Inc. Class A(Æ) 27,772 226
Global Net Lease, Inc.(ö) 8,138 76
Great Southern Bancorp, Inc. 518 33
Grid Dynamics Holdings, Inc.(Æ) 12,015 69
HA Sustainable Infrastructure Capital, Inc. 2,415 89
Hamilton Insurance Group, Ltd. Class B 2,436 73
Hancock Whitney Corp. 4,109 261
Heritage Insurance Holdings, Inc.(Æ) 1,383 36
Hilltop Holdings, Inc. 6,096 218
Home BancShares , Inc. 4,018 108
Hudson Pacific Properties, Inc.(Æ)(ö) 1,630 10
Hut 8 Corp.(Æ) 1,964 92
Independence Realty Trust, Inc.(ö) 9,493 141
Independent Bank Corp. 3,447 259
Innovative Industrial Properties, Inc.(ö) 2,460 123
International Bancshares Corp. 1,530 103
Jackson Financial, Inc. Class A 1,639 173
JBG Smith Properties(ö) 10,004 146
Kennedy-Wilson Holdings, Inc. 11,233 122
Kingstone Cos., Inc. 9,732 142
Kinsale Capital Group, Inc. 415 142
Kite Realty Group Trust(ö) 19,247 473
KKR Real Estate Finance Trust, Inc.(ö) 10,364 63
Legalzoom.com, Inc.(Æ) 16,774 95
Lemonade, Inc.(Æ) 1,183 74
LendingClub Corp.(Æ) 3,400 49
LiveRamp Holdings, Inc.(Æ) 8,200 217
LXP Industrial Trust(ö) 733 34
Macerich Co. (The)(ö) 7,087 134
Marex Group PLC 7,425 331
Mercury General Corp. 559 49
Moelis & Co. Class A 5,571 318
MVB Financial Corp. 3,281 81
Navient Corp. 10,225 84
NexPoint Residential Trust, Inc.(ö) 2,793 70
NMI Holdings, Inc. Class A(Æ) 1,544 58
Northfield Bancorp, Inc. 5,346 72
OceanFirst Financial Corp. 6,644 120
Pagseguro Digital, Ltd. Class A 8,920 89
Palomar Holdings, Inc.(Æ) 723 86
Pathward Financial, Inc. 1,301 116
Pebblebrook Hotel Trust(ö) 7,186 91
Perella Weinberg Partners 22,906 416
Phillips Edison & Co., Inc.(ö) 2,706 101
Piper Sandler Cos. 5,821 446
PJT Partners, Inc. Class A 547 76
Preferred Bank 787 71
Primis Financial Corp. 5,210 69
Provident Financial Services, Inc. 6,128 130
Radian Group, Inc. 8,908 295
Ready Capital Corp.(ö) 27,901 45
Redwood Trust, Inc.(ö) 27,957 157
Remitly Global, Inc.(Æ) 1,650 26
Resolute Holdings Management, Inc.(Æ) 343 56
Riot Platforms, Inc.(Æ) 4,387 54
RLJ Lodging Trust(ö) 13,100 97
Ryman Hospitality Properties, Inc.(ö) 981 91
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Saul Centers, Inc.(ö) 2,035 66
Seacoast Banking Corp. of Florida 10,090 306
Selectquote , Inc.(Æ) 16,221 10
ServisFirst Bancshares, Inc. 2,075 151
Sierra Bancorp 2,796 95
SiriusPoint , Ltd.(Æ) 5,257 113
SITE Centers Corp.(ö) 21,965 119
SL Green Realty Corp.(ö) 4,258 157
Spire Global, Inc.(Æ) 8,967 113
SR Bancorp, Inc. 5,349 90
St. Joe Co. (The) 1,957 123
StepStone Group, Inc. Class A 7,469 356
StoneX Group, Inc.(Æ) 1,389 112
Summit Hotel Properties, Inc.(ö) 15,343 68
Tanger , Inc.(ö) 964 33
TeraWulf , Inc.(Æ) 6,596 95
Terreno Realty Corp.(ö) 2,564 157
Texas Capital Bancshares, Inc.(Æ) 2,736 260
TIC Solutions, Inc.(Æ) 8,591 57
Tompkins Financial Corp. 1,804 142
Towne Bank 4,950 167
TriCo Bancshares 941 45
Trupanion , Inc.(Æ) 759 19
TrustCo Bank Corp. 3,458 151
Trustmark Corp. 2,256 95
United Bankshares , Inc. 2,532 105
United Community Banks, Inc. 6,437 203
United Fire Group, Inc. 2,079 77
Universal Insurance Holdings, Inc. 2,006 69
Univest Financial Corp. 1,063 36
Upstart Holdings, Inc.(Æ) 1,878 48
Valley National Bancorp 21,942 269
Value Line, Inc. 1,100 39
Veris Residential, Inc.(ö) 9,348 176
Virtus Investment Partners, Inc. 462 62
WaFd , Inc. 4,246 133
Walker & Dunlop, Inc. 2,580 115
Washington Trust Bancorp, Inc. 4,605 154
Waterstone Financial, Inc. 4,249 77
Webull Corp.(Æ) 9,424 45
Westamerica BanCorp 3,452 180
Western New England Bancorp, Inc. 4,370 57
Whitestone REIT Class B(ö) 5,101 82
WisdomTree , Inc. 2,643 38
WSFS Financial Corp. 4,472 293
Xenia Hotels & Resorts, Inc.(ö) 6,610 98
22,730
Health Care - 16.0%
10X Genomics, Inc. Class A(Æ) 6,152 131
Acadia Pharmaceuticals, Inc.(Æ) 4,735 105
Accuray , Inc.(Æ) 65,681 25
Adaptive Biotechnologies Corp.(Æ) 6,768 94
ADMA Biologics, Inc.(Æ) 24,598 222
Akebia Therapeutics, Inc.(Æ) 37,301 52
Alignment Healthcare, Inc.(Æ) 15,125 266
Alkermes PLC(Æ) 6,015 213
Alpha Teknova , Inc.(Æ) 7,557 22
Alphatec Holdings, Inc.(Æ) 3,937 43
Amicus Therapeutics, Inc.(Æ) 16,365 237

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Small Cap Fund 17
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Amneal Pharmaceuticals, Inc.(Æ) 3,769 47
AnaptysBio , Inc.(Æ) 1,045 58
AngioDynamics , Inc.(Æ) 23,181 264
ANI Pharmaceuticals, Inc.(Æ) 741 57
Anika Therapeutics, Inc.(Æ) 5,402 78
Apogee Therapeutics, Inc.(Æ) 1,350 114
Apyx Medical Corp.(Æ) 20,109 74
Arcutis Biotherapeutics , Inc.(Æ) 4,480 106
Ardelyx , Inc.(Æ) 9,637 58
Arrowhead Pharmaceuticals, Inc.(Æ) 5,856 367
Artivion , Inc.(Æ) 3,853 141
Astrana Health, Inc.(Æ) 7,368 181
AtriCure , Inc.(Æ) 2,113 60
Aurinia Pharmaceuticals, Inc.(Æ) 5,824 86
Avanos Medical, Inc.(Æ) 10,445 146
Axogen , Inc.(Æ) 2,047 68
Axsome Therapeutics, Inc.(Æ) 3,169 536
Azenta , Inc.(Æ) 6,712 142
BioCryst Pharmaceuticals, Inc.(Æ) 11,766 112
BioLife Solutions, Inc.(Æ) 1,667 32
Biote Corp. Class A(Æ) 28,894 39
Bioventus , Inc. Class A(Æ) 28,390 259
BridgeBio Pharma, Inc.(Æ) 8,791 653
BrightSpring Health Services, Inc.(Æ) 10,034 428
Brookdale Senior Living, Inc. Class A(Æ) 4,786 65
Butterfly Network, Inc.(Æ) 17,045 69
CareDx , Inc.(Æ) 2,462 43
Castle Biosciences, Inc.(Æ) 1,521 37
Catalyst Pharmaceuticals, Inc.(Æ) 7,841 194
Celcuity , Inc.(Æ) 865 99
Ceribell , Inc.(Æ) 9,512 174
Certara , Inc.(Æ) 6,796 39
Cerus Corp.(Æ) 28,850 53
CG Oncology, Inc.(Æ) 2,926 198
Cogent Biosciences, Inc.(Æ) 3,208 123
Collegium Pharmaceutical, Inc.(Æ) 2,389 79
Colliers International Group, Inc. 2,693 288
Concentra Group Holdings Parent, Inc. 7,828 168
CorMedix , Inc.(Æ) 13,704 93
CRISPR Therapeutics AG(Æ) 1,686 80
Cytek Biosciences, Inc.(Æ) 9,153 40
Cytokinetics, Inc.(Æ) 2,702 178
Day One Biopharmaceuticals, Inc.(Æ) 4,396 94
Dentsply Sirona, Inc. 6,660 77
DocGo , Inc.(Æ) 113,955 72
Dyne Therapeutics, Inc.(Æ) 3,802 69
Edgewise Therapeutics, Inc.(Æ) 2,207 70
Electromed , Inc.(Æ) 1,845 43
Embecta Corp. 6,738 60
Encompass Health Corp. 5,427 525
Enovis Corp. Class W(Æ) 1,259 29
Ensign Group, Inc. (The) 4,332 873
Erasca , Inc.(Æ) 5,691 92
Establishment Labs Holdings, Inc.(Æ) 1,461 83
Fortrea Holdings, Inc.(Æ) 3,184 30
GeneDx Holdings Corp.(Æ) 2,745 176
Geron Corp.(Æ) 23,987 36
Glaukos Corp.(Æ) 1,394 150
GRAIL, Inc.(Æ) 761 39
Guardant Health, Inc.(Æ) 5,902 545
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Haemonetics Corp.(Æ) 1,688 95
Halozyme Therapeutics, Inc.(Æ) 5,573 360
Harmony Biosciences Holdings, Inc.(Æ) 3,387 95
Harrow, Inc.(Æ) 868 31
HealthEquity , Inc.(Æ) 1,876 157
ICU Medical, Inc.(Æ) 526 68
IDEAYA Biosciences, Inc.(Æ) 2,047 68
ImmunityBio , Inc.(Æ) 10,050 77
Indivior Pharmaceuticals, Inc.(Æ) 2,780 85
Innoviva , Inc.(Æ) 13,878 323
Insmed , Inc.(Æ) 1,648 269
iRadimed Corp. 1,224 118
IRhythm Holdings, Inc.(Æ) 1,513 179
Ironwood Pharmaceuticals, Inc. Class A(Æ) 19,430 68
Keros Therapeutics, Inc.(Æ) 6,408 71
KORU Medical Systems, Inc.(Æ) 8,056 35
Krystal Biotech, Inc.(Æ) 913 236
Kymera Therapeutics, Inc.(Æ) 3,348 279
Lantheus Holdings, Inc.(Æ) 2,033 154
LeMaitre Vascular, Inc. 458 50
Ligand Pharmaceuticals, Inc. Class B(Æ) 567 113
Liquidia Corp.(Æ) 1,797 68
LivaNova PLC(Æ) 2,708 172
Lumexa Imaging Holdings, Inc.(Æ) 4,001 34
Madrigal Pharmaceuticals, Inc.(Æ) 946 495
MannKind Corp.(Æ) 17,591 43
Medpace Holdings, Inc.(Æ) 832 400
Merit Medical Systems, Inc.(Æ) 4,137 285
MiMedx Group, Inc.(Æ) 18,966 75
Mineralys Therapeutics, Inc.(Æ) 916 25
Mirum Pharmaceuticals, Inc.(Æ) 1,579 146
Myriad Genetics, Inc.(Æ) 15,317 69
Neogen Corp.(Æ) 5,806 54
Niagen Bioscience, Inc.(Æ) 6,316 28
Novocure , Ltd.(Æ) 3,277 36
Nuvalent , Inc. Class A(Æ) 3,791 388
Omnicell , Inc.(Æ) 2,185 73
Option Care Health, Inc.(Æ) 2,205 59
Orthofix Medical, Inc.(Æ) 2,360 27
Oscar Health, Inc. Class A(Æ) 2,905 33
Pacira BioSciences , Inc.(Æ) 1,230 28
PACS Group, Inc.(Æ) 1,954 63
Pediatrix Medical Group, Inc.(Æ) 3,309 71
Phibro Animal Health Corp. Class A 993 55
Phreesia , Inc.(Æ) 4,102 34
Praxis Precision Medicines, Inc.(Æ) 508 164
Prestige Consumer Healthcare, Inc.(Æ) 1,096 65
Privia Health Group, Inc.(Æ) 12,262 252
PROCEPT BioRobotics Corp.(Æ) 1,765 44
Progyny , Inc.(Æ) 4,738 80
Protagonist Therapeutics, Inc.(Æ) 2,687 283
PTC Therapeutics, Inc.(Æ) 3,236 220
Puma Biotechnology, Inc.(Æ) 9,096 58
Pursuit Attractions and Hospitality, Inc.(Æ) 5,853 214
RadNet , Inc.(Æ) 6,899 386
Rhythm Pharmaceuticals, Inc.(Æ) 4,274 372
Sanara Medtech , Inc.(Æ) 2,417 42
Scholar Rock Holding Corp.(Æ) 1,252 62
Schrodinger, Inc.(Æ) 4,422 50
Septerna , Inc.(Æ) 2,315 56

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 Venerable US Small Cap Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
SI-BONE, Inc.(Æ) 2,039 26
Soleno Therapeutics, Inc.(Æ) 1,795 60
Sophia Genetics SA(Æ) 21,563 107
Spyre Therapeutics, Inc.(Æ) 1,600 81
Stoke Therapeutics, Inc.(Æ) 2,192 71
Supernus Pharmaceuticals, Inc.(Æ) 1,487 77
Tactile Systems Technology, Inc.(Æ) 2,580 67
Tandem Diabetes Care, Inc.(Æ) 15,807 303
Tango Therapeutics, Inc.(Æ) 3,503 73
Tarsus Pharmaceuticals, Inc.(Æ) 2,369 166
Teladoc Health, Inc.(Æ) 17,665 96
Teleflex, Inc. 1,056 126
Terns Pharmaceuticals, Inc.(Æ) 2,353 124
TG Therapeutics, Inc.(Æ) 3,454 115
Theravance Biopharma, Inc.(Æ) 11,404 185
TransMedics Group, Inc.(Æ) 1,036 103
Travere Therapeutics, Inc.(Æ) 2,812 84
Twist Bioscience Corp.(Æ) 1,862 88
UFP Technologies, Inc.(Æ) 878 170
Varex Imaging Corp.(Æ) 18,219 193
Vaxcyte , Inc.(Æ) 2,951 171
Vera Therapeutics, Inc.(Æ) 1,426 57
Veracyte , Inc.(Æ) 3,241 104
Vericel Corp.(Æ) 2,433 78
Waystar Holding Corp.(Æ) 1,143 28
Xenon Pharmaceuticals, Inc.(Æ) 3,495 203
Xeris Biopharma Holdings, Inc.(Æ) 5,364 31
Zymeworks , Inc.(Æ) 3,328 83
21,709
Materials and Processing - 8.9%
Apogee Enterprises, Inc. 3,695 124
Aspen Aerogels, Inc.(Æ) 30,823 105
ATI, Inc.(Æ) 1,877 273
Avient Corp. 2,439 89
Balchem Corp. 518 88
Belden, Inc. 689 79
Boise Cascade Co. 1,832 139
Cabot Corp. 1,607 121
Caledonia Mining Corp. PLC 3,211 73
Carpenter Technology Corp. 2,074 817
Century Aluminum Co.(Æ) 1,511 89
Chemours Co. (The) 4,620 102
Coeur Mining, Inc.(Æ) 31,130 584
Commercial Metals Co. 5,338 328
Compass Minerals International, Inc.(Æ) 2,142 50
Constellium SE(Æ) 5,665 139
Fabrinet (Æ) 1,888 985
Ferroglobe PLC 22,042 91
Gibraltar Industries, Inc.(Æ) 5,796 231
Global Industrial Co. 2,716 86
Griffon Corp. 1,583 115
Hawkins, Inc. 408 63
Healthcare Services Group, Inc.(Æ) 13,621 253
Hecla Mining Co. 17,441 325
Ingevity Corp.(Æ) 5,687 405
Installed Building Products, Inc. 2,401 637
Interface, Inc. Class A 2,454 61
Intrepid Potash, Inc.(Æ) 6,208 266
Ivanhoe Electric, Inc.(Æ) 4,289 51
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Kaiser Aluminum Corp. 517 62
Knife River Corp.(Æ) 808 66
Koppers Holdings, Inc. 1,152 45
Legence Corp. Class A(Æ) 6,315 357
LSI Industries, Inc. 10,005 186
Mativ Holdings, Inc. 5,427 47
Metallus , Inc.(Æ) 10,244 167
Modine Manufacturing Co.(Æ) 3,190 691
Mueller Water Products, Inc. Class A 2,411 66
NovaGold Resources, Inc.(Æ) 4,883 44
NWPX Infrastructure, Inc.(Æ) 3,936 306
Omega Flex, Inc. 1,326 41
Orion SA 11,134 72
Perimeter Solutions, Inc.(Æ) 3,478 85
Quaker Chemical Corp. 722 90
Ranpak Holdings Corp.(Æ) 28,147 100
Resideo Technologies, Inc.(Æ) 9,335 315
Rush Enterprises, Inc. Class A 3,768 249
Rush Enterprises, Inc. Class B 2,191 141
SiteOne Landscape Supply, Inc.(Æ) 1,482 197
SmartRent , Inc.(Æ) 39,508 59
SPX Technologies, Inc.(Æ) 3,511 702
SSR Mining, Inc.(Æ) 5,802 171
Tecnoglass , Inc. 810 36
ThredUp , Inc. Class A(Æ) 2,959 10
Trex Co., Inc.(Æ) 4,376 159
UFP Industries, Inc. 1,208 111
United States Lime & Minerals, Inc. 268 35
USA Rare Earth, Inc.(Æ) 3,249 49
VSE Corp. 3,954 729
12,157
Producer Durables - 19.2%
AAR Corp.(Æ) 3,567 390
Adient PLC(Æ) 2,809 57
Aebi Schmidt Holding AG 16,392 159
AeroVironment , Inc.(Æ) 663 121
Alight, Inc. Class A 47,621 28
Allegiant Travel Co. Class A(Æ) 1,274 103
Allient , Inc. 1,700 100
American Superconductor Corp.(Æ) 6,791 230
AMN Healthcare Services, Inc.(Æ) 12,869 236
Amprius Technologies, Inc.(Æ) 4,271 72
Applied Industrial Technologies, Inc. 1,659 440
ArcBest Corp. 757 74
Ardmore Shipping Corp. 5,171 79
Argan , Inc. 374 204
Ascent Industries Co.(Æ) 4,554 61
ASGN, Inc.(Æ) 1,895 73
Astronics Corp.(Æ) 5,749 384
AZZ, Inc. 1,771 222
Babcock & Wilcox Enterprises, Inc.(Æ) 12,094 178
Badger Meter, Inc. 429 65
Bloom Energy Corp. Class A(Æ) 9,978 1,352
Blue Bird Corp.(Æ) 1,377 78
Brink's Co. (The) 378 39
BWX Technologies, Inc. 420 86
Cactus, Inc. Class A 4,830 229
Casella Waste Systems, Inc. Class A(Æ) 1,642 130
CECO Environmental Corp.(Æ) 6,817 406

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Small Cap Fund 19
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Champion Homes, Inc.(Æ) 4,158 309
Cimpress PLC(Æ) 1,340 98
Clean Energy Fuels Corp.(Æ) 14,608 36
Comfort Systems USA, Inc. 624 861
Concrete Pumping Holdings, Inc.(Æ) 13,369 95
Construction Partners, Inc. Class A(Æ) 5,953 662
Crane Co. 2,073 354
Cross Country Healthcare, Inc.(Æ) 8,417 79
CryoPort , Inc.(Æ) 3,272 27
CSW Industrials, Inc. 460 120
DHT Holdings, Inc. 4,489 82
Ducommun, Inc.(Æ) 2,619 320
Dycom Industries, Inc.(Æ) 1,900 644
Eastman Kodak Co.(Æ) 12,134 110
EnerSys 2,060 358
Enpro , Inc. 465 117
ESCO Technologies, Inc. 842 237
Euronet Worldwide, Inc.(Æ) 2,837 188
Federal Signal Corp. 5,004 541
Fluor Corp.(Æ) 2,568 120
Forrester Research, Inc.(Æ) 6,517 37
Fox Factory Holding Corp.(Æ) 6,054 100
Franklin Covey Co.(Æ) 3,514 55
Frontdoor , Inc.(Æ) 2,010 106
FTAI Aviation, Ltd. 1,037 254
Granite Construction, Inc. 779 93
Helios Technologies, Inc. 4,261 276
Herc Holdings, Inc. Class W 368 37
Hub Group, Inc. Class A 5,410 195
Huron Consulting Group, Inc.(Æ) 4,534 578
I3 Verticals, Inc. Class A(Æ) 9,677 216
IES Holdings, Inc.(Æ) 1,310 624
indie Semiconductor, Inc. Class A(Æ) 36,983 119
International Seaways, Inc. 1,060 77
Itron , Inc.(Æ) 723 65
Janus International Group, Inc.(Æ) 18,456 95
JBT Marel Corp. 2,279 291
Kadant , Inc. 135 39
Kelly Services, Inc. Class A 5,873 52
Kennametal, Inc. 2,394 87
Kforce , Inc. 5,029 147
Kratos Defense & Security Solutions, Inc.
(Æ) 9,373 661
LCI Industries 572 70
Limbach Holdings, Inc.(Æ) 2,604 203
Liquidity Services, Inc.(Æ) 2,150 66
Luxfer Holdings PLC - ADR 20,252 247
Marten Transport, Ltd. 12,033 158
Materion Corp. 2,620 379
Matson, Inc. 612 100
Maximus, Inc. 1,069 69
Mayville Engineering Co., Inc.(Æ) 13,528 243
Mercury Systems, Inc.(Æ) 7,882 575
Mesa Laboratories, Inc. 525 46
Microvast Holdings, Inc.(Æ) 11,987 18
Mirion Technologies, Inc.(Æ) 9,874 184
Mistras Group, Inc.(Æ) 24,192 358
Montrose Environmental Group, Inc.(Æ) 8,254 181
Moog, Inc. Class A 1,092 320
MYR Group, Inc.(Æ) 470 133
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
NANO Nuclear Energy, Inc.(Æ) 1,033 21
Navigator Holdings, Ltd. 13,713 265
Nextpower , Inc. Class A(Æ) 4,973 600
Nexxen International, Ltd.(Æ) 8,378 55
NuScale Power Corp.(Æ) 2,760 30
Orion Group Holdings, Inc.(Æ) 27,819 303
OSI Systems, Inc.(Æ) 352 93
Pitney Bowes, Inc. 5,752 64
Powell Industries, Inc. 303 164
Power Solutions International, Inc.(Æ) 465 28
Primoris Services Corp. 3,293 471
Proficient Auto Logistics, Inc.(Æ) 17,392 118
Proto Labs, Inc.(Æ) 1,337 76
Public Policy Holding Co, Inc. 11,727 153
Radiant Logistics, Inc.(Æ) 30,518 215
RBC Bearings, Inc.(Æ) 1,449 787
Resources Connection, Inc. 18,794 70
Robert Half, Inc. 7,237 184
RXO, Inc.(Æ) 12,758 187
Scorpio Tankers, Inc. 1,355 101
Sezzle , Inc.(Æ) 541 34
SFL Corp., Ltd. 12,225 132
SkyWest, Inc.(Æ) 2,164 199
Sterling Infrastructure, Inc.(Æ) 1,149 468
StoneCo , Ltd. Class A(Æ) 7,163 101
Strattec Security Corp.(Æ) 621 49
Sun Country Airlines Holdings, Inc.(Æ) 2,805 46
Teekay Corp., Ltd. 6,159 75
Teekay Tankers, Ltd. Class A 1,139 84
Tennant Co. 187 12
Terex Corp. 1,047 62
Thermon Group Holdings, Inc.(Æ) 2,053 103
Tidewater, Inc.(Æ) 1,375 115
Titan International, Inc.(Æ) 13,522 93
Titan Machinery, Inc.(Æ) 15,837 265
TrueBlue , Inc.(Æ) 25,452 100
TTM Technologies, Inc.(Æ) 2,545 248
Tutor Perini Corp. 2,032 157
V2X, Inc.(Æ) 1,298 89
Vishay Precision Group, Inc.(Æ) 3,068 133
Watts Water Technologies, Inc. Class A 1,190 345
Werner Enterprises, Inc. 5,737 169
WESCO International, Inc. 688 188
Willdan Group, Inc.(Æ) 524 40
Xerox Holdings Corp. 8,652 11
Xometry , Inc. Class A(Æ) 1,058 43
Zurn Elkay Water Solutions Corp. 6,177 277
26,131
Technology - 15.4%
8x8, Inc.(Æ) 15,721 26
A10 Networks, Inc. 18,335 424
ACI Worldwide, Inc.(Æ) 12,129 497
ACM Research, Inc. Class A(Æ) 1,217 48
ACV Auctions, Inc. Class A(Æ) 25,367 108
Adeia , Inc. 2,885 69
ADTRAN Holdings, Inc.(Æ) 28,098 353
Agilysys , Inc.(Æ) 3,424 244
Alpha & Omega Semiconductor, Ltd.(Æ) 6,743 149
Ambarella , Inc.(Æ) 1,394 72

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 Venerable US Small Cap Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Amentum Holdings, Inc.(Æ) 10,100 263
Amkor Technology, Inc. 4,351 196
Appian Corp. Class A(Æ) 3,159 76
Applied Optoelectronics, Inc.(Æ) 3,689 312
Arlo Technologies, Inc.(Æ) 18,843 268
Arteris , Inc.(Æ) 4,358 72
Asana, Inc. Class A(Æ) 7,773 50
Aviat Networks, Inc.(Æ) 12,916 292
Axcelis Technologies, Inc.(Æ) 2,761 257
Bandwidth, Inc. Class A(Æ) 2,340 42
BigBear.ai Holdings, Inc.(Æ) 12,442 44
Blackbaud , Inc.(Æ) 1,448 56
Blackline, Inc.(Æ) 857 32
Blend Labs, Inc. Class A(Æ) 36,788 63
Box, Inc. Class A(Æ) 7,088 168
Bumble, Inc. Class A(Æ) 5,979 19
Calix, Inc.(Æ) 2,315 113
Camtek , Ltd.(Æ) 2,292 347
Cargurus , Inc.(Æ) 2,950 100
Cerence , Inc.(Æ) 3,478 22
CI&T, Inc. Class A(Æ) 20,162 102
Clear Secure, Inc. Class A 3,022 146
Cohu , Inc.(Æ) 11,347 347
Commerce.com, Inc.(Æ) 21,765 58
CommVault Systems, Inc.(Æ) 892 69
Corsair Gaming, Inc.(Æ) 5,304 29
Credo Technology Group Holding, Ltd.(Æ) 6,928 650
Crexendo , Inc.(Æ) 11,774 73
Cricut , Inc. Class A 11,716 44
CS Disco, Inc.(Æ) 5,716 22
CSG Systems International, Inc. 937 75
Daktronics, Inc.(Æ) 1,912 37
Descartes Systems Group, Inc. (The)(Æ) 3,740 268
Diebold Nixdorf, Inc.(Æ) 610 46
Digi International, Inc.(Æ) 6,884 332
DigitalOcean Holdings, Inc.(Æ) 6,741 578
Diodes, Inc.(Æ) 1,827 125
Domo, Inc. Class B(Æ) 12,969 40
D-Wave Quantum, Inc.(Æ) 6,866 99
EchoStar Corp. Class A(Æ) 3,231 378
EPAM Systems, Inc.(Æ) 1,073 145
ePlus , Inc. 745 56
EverQuote , Inc. Class A(Æ) 2,701 42
Expensify, Inc. Class A(Æ) 16,871 15
Extreme Networks, Inc.(Æ) 4,443 67
Fastly , Inc. Class A(Æ) 4,366 127
Five9, Inc.(Æ) 3,538 54
FormFactor , Inc.(Æ) 7,816 758
Gilat Satellite Networks, Ltd.(Æ) 13,706 206
Globalstar , Inc.(Æ) 1,727 115
IBEX Holdings, Ltd.(Æ) 1,956 52
Ichor Holdings, Ltd.(Æ) 5,175 241
Identiv , Inc.(Æ) 22,806 84
IDT Corp. Class B 1,305 64
Impinj , Inc.(Æ) 681 70
Innodata, Inc.(Æ) 804 31
Inseego Corp.(Æ) 14,960 166
Insight Enterprises, Inc.(Æ) 371 25
Intapp , Inc.(Æ) 2,192 56
InterDigital , Inc. 1,437 434
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
inTEST Corp.(Æ) 16,382 224
IonQ , Inc.(Æ) 7,304 211
IPG Photonics Corp.(Æ) 1,648 189
Kaltura , Inc.(Æ) 25,107 31
Kimball Electronics, Inc.(Æ) 3,062 73
Knowles Corp.(Æ) 11,324 291
Kopin Corp.(Æ) 81,654 184
Kulicke & Soffa Industries, Inc. 4,239 279
Lantronix , Inc.(Æ) 13,084 69
Life360, Inc.(Æ) 393 16
Lumentum Holdings, Inc. Class E(Æ) 325 228
Marqeta , Inc. Class A(Æ) 14,277 58
MediaAlpha , Inc. Class A(Æ) 2,599 24
Napco Security Technologies, Inc. 1,604 63
NCR Atleos Corp.(Æ) 5,392 235
NCR Voyix Corp.(Æ) 4,318 27
NETGEAR, Inc.(Æ) 2,532 55
NetScout Systems, Inc.(Æ) 2,038 65
nLight , Inc.(Æ) 4,556 260
Nova, Ltd.(Æ) 2,079 903
ON24, Inc.(Æ) 11,716 95
Onto Innovation, Inc.(Æ) 280 57
Ooma , Inc.(Æ) 7,216 105
Ouster, Inc.(Æ) 1,163 21
Pagaya Technologies, Ltd. Class A(Æ) 955 11
Parsons Corp.(Æ) 3,861 209
Penguin Solutions, Inc.(Æ) 13,162 232
Photronics , Inc.(Æ) 2,718 110
Planet Labs PBC(Æ) 6,358 178
Playstudios , Inc.(Æ) 104,933 49
Playtika Holding Corp. 8,963 25
Plexus Corp.(Æ) 444 90
Porch Group, Inc.(Æ) 2,321 17
Power Integrations, Inc. 2,001 102
Powerfleet , Inc.(Æ) 39,012 120
Preformed Line Products Co. 195 53
PubMatic, Inc. Class A(Æ) 9,604 79
Q2 Holdings, Inc.(Æ) 1,172 55
Qualys , Inc.(Æ) 1,621 142
Quantum Computing, Inc.(Æ) 2,160 15
Rambus, Inc.(Æ) 4,986 429
Rapid7, Inc.(Æ) 2,885 16
Red Violet, Inc.(Æ) 645 22
Ribbon Communications, Inc.(Æ) 65,305 138
Rigetti Computing, Inc.(Æ) 7,046 99
Sanmina Corp.(Æ) 1,341 174
Sapiens International Corp. NV(Š) 1,133 49
Semtech Corp.(Æ) 3,979 306
Silicon Laboratories, Inc.(Æ) 959 200
Simulations Plus, Inc.(Æ) 3,553 42
SiTime Corp.(Æ) 1,144 395
Sonos , Inc.(Æ) 18,766 251
SoundHound AI, Inc. Class A(Æ) 7,486 51
Sprinklr , Inc. Class A(Æ) 7,486 45
Sprout Social, Inc. Class A(Æ) 6,328 36
SPS Commerce, Inc.(Æ) 604 34
Stratasys , Ltd.(Æ) 4,973 39
Synaptics , Inc.(Æ) 681 48
Telos Corp.(Æ) 15,848 66
Tenable Holdings, Inc.(Æ) 8,375 142

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Small Cap Fund 21
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Ultra Clean Holdings, Inc.(Æ) 6,140 382
Upwork , Inc.(Æ) 5,028 55
Varonis Systems, Inc.(Æ) 2,866 62
Veeco Instruments, Inc.(Æ) 9,139 309
Veritone , Inc.(Æ) 22,103 44
Viant Technology, Inc. Class A(Æ) 19,122 214
Viasat , Inc.(Æ) 3,124 143
Viavi Solutions, Inc. Class W(Æ) 11,877 395
Vistance Networks, Inc.(Æ) 5,332 97
Weave Communications, Inc.(Æ) 11,281 52
Workiva , Inc.(Æ) 1,808 108
Yelp, Inc. Class A(Æ) 4,674 116
Yext , Inc.(Æ) 4,659 18
Zeta Global Holdings Corp. Class A(Æ) 5,436 87
21,022
Utilities - 2.5%
American States Water Co. 2,738 207
ATN International, Inc. 2,558 70
Avista Corp. 931 37
Black Hills Corp. 1,210 84
California Resources Corp. 2,995 207
California Water Service Group 882 40
CNX Resources Corp.(Æ) 2,571 99
Comstock Resources, Inc.(Æ) 8,150 172
Consolidated Water Co., Ltd. 2,798 93
Genie Energy, Ltd. Class B 8,087 114
Golar LNG, Ltd. 1,416 77
Hawaiian Electric Industries, Inc.(Æ) 2,764 41
Lumen Technologies, Inc.(Æ) 24,095 167
Magnolia Oil & Gas Corp. Class A 9,573 302
New Jersey Resources Corp. 1,279 70
Northern Oil and Gas, Inc. 9,031 264
Northwestern Energy Group, Inc. 1,111 73
Oklo , Inc.(Æ) 2,673 133
ONE Gas, Inc. 1,308 113
Otter Tail Corp. 1,144 100
Portland General Electric Co. 4,700 248
SandRidge Energy, Inc. 21,740 355
Spire, Inc. 777 70
Talos Energy, Inc.(Æ) 12,926 204
Telephone and Data Systems, Inc. 2,108 89
3,429
Total Common Stocks
(cost $125,289) 131,259
Warrants and Rights - 0.0%
Akero Therapeutics, Inc.(Æ)(Š)
  Rights 1,808 1
Avadel Pharmaceuticals PLC(Æ)(Š)
  Rights 3,391 2
Xerox Holdings Corp.(Æ)
2028  Warrants 4,413 1
Total Warrants and Rights
(cost $4) 4
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Short-Term Investments - 3.6%
State Street Institutional U.S. Government
Money Market Fund 4,838,380 4,838
Total Short-Term Investments
(cost $4,838) 4,838
Total Investments - 100.0%
(cost $130,131) 136,101
Other Assets net of Liabilities
- 0.0%
43
Net Assets - 100.0%
136,144

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 Venerable US Small Cap Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
Russell 2000 Micro E-Mini Index Futures 361 USD 4,535 06/18/2026 (16)
Total Futures Contracts (å) (16)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Consumer Discretionary $ 14,701 $ — $ — $ 14,701
Consumer Staples 1,432 — — 1,432
Energy 7,948 — — 7,948
Financial Services 22,730 — — 22,730
Health Care 21,709 — — 21,709
Materials and Processing 12,157 — — 12,157
Producer Durables 26,131 — — 26,131
Technology 20,973 — 49 21,022
Utilities 3,429 — — 3,429
Warrants and Rights 1 — 3 4
Short-Term Investments 4,838 — — 4,838
Total Investments
136,049 — 52 136,101
Derivatives
Liabilities
Futures Contracts (16) — — (16)
Total Derivatives
*
$ (16) $ — $ — $ (16)
* Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Bermuda .............................................................................................
549 0.4
Brazil ..................................................................................................
293 0.2
Cameroon ...........................................................................................
77 0.1
Canada ................................................................................................
1,521 1.1
Cayman Islands ..................................................................................
45 —**
China ..................................................................................................
119 0.1
Costa Rica ..........................................................................................
83 0.1
Germany .............................................................................................
72 —**
Guernsey ............................................................................................
85 0.1

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Small Cap Fund 23
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Ireland ................................................................................................
179 0.1
Israel ...................................................................................................
1,560 1.1
Monaco ..............................................................................................
101 0.1
Norway ...............................................................................................
132 0.1
Puerto Rico .........................................................................................
149 0.1
Singapore ...........................................................................................
279 0.2
South Africa .......................................................................................
73 0.1
Switzerland ........................................................................................
346 0.3
Thailand .............................................................................................
985 0.7
United Kingdom .................................................................................
635 0.5
United States ......................................................................................
128,818 94.6
Total Investments ............................................................................... 136,101 100.0
**
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable Real Estate Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 Venerable Real Estate Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 97.1%
Diversified - 15.1%
Centerspace (ö) 6,015 346
Crown Castle, Inc.(ö) 34,583 2,811
Essential Properties Realty Trust, Inc.(ö) 56,052 1,702
Global Net Lease, Inc.(ö) 35,934 336
Iron Mountain, Inc.(ö) 30,276 3,092
Outfront Media, Inc.(ö) 26,686 707
Realty Income Corp.(ö) 14,462 885
Vornado Realty Trust(ö) 17,241 448
Weyerhaeuser Co.(ö) 34,908 853
WP Carey, Inc.(ö) 20,315 1,381
12,561
Healthcare - 17.4%
American Healthcare REIT, Inc.(ö) 36,150 1,704
Brookdale Senior Living, Inc. Class A(Æ) 35,572 487
CareTrust REIT, Inc.(ö) 23,269 853
Sabra Health Care REIT, Inc.(ö) 22,398 431
Ventas, Inc.(ö) 28,874 2,361
Welltower, Inc.(ö) 43,757 8,651
14,487
Industrial - 11.0%
EastGroup Properties, Inc.(ö) 13,076 2,421
First Industrial Realty Trust, Inc.(ö) 34,231 1,981
LXP Industrial Trust(ö) 10,819 500
Prologis, Inc.(ö) 30,742 4,063
Rexford Industrial Realty, Inc.(ö) 7,096 232
9,197
Lodging/Resorts - 4.5%
Gaming and Leisure Properties, Inc.(ö) 36,903 1,638
Hilton Worldwide Holdings, Inc. 1,444 439
Host Hotels & Resorts, Inc.(ö) 9,037 173
Pebblebrook Hotel Trust(ö) 51,264 647
Ryman Hospitality Properties, Inc.(ö) 6,435 594
Xenia Hotels & Resorts, Inc.(ö) 19,220 285
3,776
Office - 1.4%
BXP, Inc.(ö) 8,734 453
COPT Defense Properties(ö) 13,426 411
Cousins Properties, Inc.(ö) 14,295 323
1,187
Residential - 11.8%
American Homes 4 Rent Class A(ö) 73,302 2,047
AvalonBay Communities, Inc.(ö) 9,595 1,567
Equity LifeStyle Properties, Inc. Class A(ö) 13,695 855
Essex Property Trust, Inc.(ö) 7,523 1,820
Mid-America Apartment Communities, Inc.
(ö) 13,518 1,651
Sun Communities, Inc.(ö) 8,924 1,124
UDR, Inc.(ö) 22,951 775
9,839
Retail - 12.1%
Acadia Realty Trust(ö) 22,419 429
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Agree Realty Corp.(ö) 14,575 1,098
Brixmor Property Group, Inc.(ö) 40,412 1,164
InvenTrust Properties Corp.(ö) 10,869 331
Kimco Realty Corp.(ö) 26,330 592
Macerich Co. (The)(ö) 22,868 432
NETSTREIT Corp.(ö) 38,478 725
Phillips Edison & Co., Inc.(ö) 19,062 713
Regency Centers Corp.(ö) 14,952 1,131
Simon Property Group, Inc.(ö) 16,781 3,130
Tanger , Inc.(ö) 9,788 333
10,078
Self Storage - 4.8%
CubeSmart (ö) 32,572 1,194
Public Storage(ö) 10,299 2,790
3,984
Technology - 19.0%
American Tower Corp.(ö) 29,118 5,025
Applied Digital Corp.(Æ) 993 24
Digital Realty Trust, Inc.(ö) 18,170 3,275
Equinix, Inc.(ö) 6,725 6,592
SBA Communications Corp.(ö) 5,522 950
15,866
Total Common Stocks
(cost $80,473) 80,975
Short-Term Investments - 2.8%
State Street Institutional U.S. Government
Money Market Fund 2,296,928 2,297
Total Short-Term Investments
(cost $2,297) 2,297
Total Investments - 99.9%
(cost $82,770) 83,272
Other Assets net of Liabilities
- 0.1%
104
Net Assets - 100.0%
83,376

Venerable Variable Insurance Trust
Venerable Real Estate Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Real Estate Fund 25
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
Dow Jones U.S. Real Estate Index Futures 70 USD 2,519 06/18/2026 28
Total Futures Contracts (å) 28
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Diversified $ 12,561 $ — $ — $ 12,561
Healthcare 14,487 — — 14,487
Industrial 9,197 — — 9,197
Lodging/Resorts 3,776 — — 3,776
Office 1,187 — — 1,187
Residential 9,8 39 — — 9,8 39
Retail 10,078 — — 10,078
Self Storage 3,984 — — 3,984
Technology 15,86 6 — — 15,86 6
Short-Term Investments 2,297 — — 2,297
Total Investments
83,272 — — 83,272
Derivatives
Assets
Futures Contracts 28 — — 28
Total Derivatives
*
$ 28 $ — $ — $ 28
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary ....................................................................
439 0.5
Financial Services ..............................................................................
80,049 96.0
Health Care ........................................................................................
487 0.6
Short-Term Investments .............................................................
2,297 2.8
Total Investments ............................................................................... 83,272 99.9

Venerable Variable Insurance Trust
Venerable International Equity Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 Venerable International Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
s hares
H2
Fair
Value
$
Common Stocks - 96.1%
Australia - 7.6%
ANZ Group Holdings, Ltd. 20,476 515
BHP Group, Ltd. 26,066 952
Brambles, Ltd. 63,717 996
Fortescue, Ltd. 160,720 2,270
Glencore PLC(Æ) 96,856 738
Mirvac Group(ö) 159,080 196
Pro Medicus, Ltd. 1,809 149
Qantas Airways, Ltd. 73,770 433
QBE Insurance Group, Ltd. 49,556 728
Rio Tinto PLC 35,018 3,256
Santos, Ltd. 369,434 2,029
Telstra Group, Ltd. 140,137 516
Vicinity, Ltd.(ö) 499,769 811
Woodside Energy Group, Ltd. 11,383 271
13,860
Austria - 0.3%
Verbund AG Class A 6,007 458
Belgium - 1.0%
KBC Group NV 5,319 650
UCB SA 3,883 1,170
1,820
Canada - 2.2%
Agnico Eagle Mines, Ltd. 6,686 1,357
Cenovus Energy, Inc. 36,368 965
Dollarama, Inc. 6,890 846
Loblaw Cos., Ltd. 19,962 910
4,078
China - 1.7%
SITC International Holdings Co., Ltd. 178,931 790
Tencent Holdings, Ltd. 12,972 819
WuXi AppTec Co., Ltd. Class H(Þ) 23,451 355
Yangzijiang Shipbuilding Holdings, Ltd. 360,625 1,071
3,035
Denmark - 1.9%
Carlsberg AS Class B 4,062 507
Danske Bank A/S 36,931 1,793
Novo Nordisk A/S Class B 29,374 1,082
3,382
Finland - 1.4%
Kesko Oyj Class B 19,975 442
Nordea Bank Abp 123,993 2,134
2,576
France - 12.6%
Airbus SE 3,501 658
Alstom SA(Æ) 23,957 683
Amundi SA(Þ) 5,582 480
AXA SA 84,295 3,864
BNP Paribas SA 33,299 3,171
Bouygues SA 15,035 867
Cie de Saint-Gobain SA 4,642 382
Credit Agricole SA 119,483 2,243
Danone SA 12,702 1,020
Engie SA 17,389 561
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
EssilorLuxottica SA 2,222 517
Hermes International SCA 360 688
Klepierre SA(ö) 27,069 1,020
L'Oreal SA 2,299 943
Pernod Ricard SA 28,805 2,150
Publicis Groupe SA 8,110 671
Safran SA 3,928 1,285
Thales SA 1,454 427
TotalEnergies SE 3,490 322
Vinci SA 6,838 1,024
22,976
Germany - 6.5%
Bayer AG 9,839 447
Daimler Truck Holding AG 43,367 2,067
Deutsche Boerse AG 1,568 456
Deutsche Post AG 6,892 355
Deutsche Telekom AG 16,724 617
E.ON SE 86,505 1,891
Heidelberg Materials AG 2,124 437
Lanxess AG 8,539 186
Mercedes-Benz Group AG 36,694 2,224
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen 1,093 681
SAP SE 2,375 402
Siemens AG 2,232 529
Siemens Energy AG 9,692 1,595
11,887
Hong Kong - 1.2%
Prudential PLC 31,550 440
Swire Pacific, Ltd. Class A 39,210 430
WH Group, Ltd.(Þ) 994,114 1,310
2,180
Ireland - 0.6%
AIB Group PLC 67,063 713
Cairn Homes PLC 129,035 316
1,029
Italy - 5.8%
Banco BPM SpA 18,386 257
BPER Banca SpA 178,764 2,334
Enel SpA 158,132 1,722
Intesa Sanpaolo SpA 449,774 2,733
Poste Italiane SpA(Þ) 67,450 1,587
Prysmian SpA 11,596 1,356
Ryanair Holdings PLC 20,558 582
10,571
Japan - 18.2%
Advantest Corp. 4,151 562
AGC, Inc. 16,821 593
Asahi Group Holdings, Ltd. 28,007 281
Asics Corp. 18,323 487
Astellas Pharma, Inc. 60,825 993
Bridgestone Corp. 27,273 566
Canon, Inc. 83,364 2,322
Daito Trust Construction Co., Ltd. 31,792 740
Honda Motor Co., Ltd. 232,973 1,886
Hoya Corp. 12,594 2,172

Venerable Variable Insurance Trust
Venerable International Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable International Equity Fund 27
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
ITOCHU Corp. 33,640 428
Japan Tobacco, Inc. 61,566 2,362
Kawasaki Kisen Kaisha, Ltd. 85,224 1,435
KDDI Corp. 18,890 323
Keyence Corp. 1,839 651
Lasertec Corp. 2,547 562
MatsukiyoCocokara & Co. 18,672 298
MINEBEA MITSUMI, Inc. 15,359 252
Mitsubishi Corp. 29,925 1,028
Mitsubishi Heavy Industries, Ltd. 31,148 850
Mitsubishi UFJ Financial Group, Inc. 152,878 2,584
ORIX Corp. 12,659 379
Otsuka Corp. 35,441 680
Pan Pacific International Holdings Corp. 113,030 693
Resona Holdings, Inc. 37,380 416
Sekisui House, Ltd. 89,593 2,000
Shin-Etsu Chemical Co., Ltd. 7,110 289
SoftBank Corp. 1,593,198 2,126
SoftBank Group Corp. 23,576 567
Sony Group Corp. 64,198 1,324
Sumitomo Electric Industries, Ltd. 9,361 524
Sumitomo Mitsui Financial Group, Inc. 25,563 843
Terumo Corp. 50,043 670
Tokyo Electron, Ltd. 3,257 797
Yamazaki Baking Co., Ltd. 16,182 362
33,045
Macao - 0.5%
Sands China, Ltd. 405,389 862
Netherlands - 2.9%
Adyen NV(Æ)(Þ) 276 276
Argenx SE(Æ) 363 264
ASM International NV 755 575
ASML Holding NV 1,807 2,393
ASR Nederland NV 9,210 634
ING Groep NV 46,084 1,204
5,346
Norway - 0.9%
DNB Bank ASA 54,730 1,707
Portugal - 0.1%
EDP SA 32,940 174
Singapore - 3.2%
Capitaland Investment, Ltd. 60,595 129
DBS Group Holdings, Ltd. 41,919 1,862
Keppel, Ltd. 199,162 1,848
Sea, Ltd. - ADR(Æ) 7,715 639
Sembcorp Industries, Ltd. 192,304 999
STMicroelectronics NV 12,753 438
5,915
South Africa - 0.1%
Anglo American PLC 4,253 181
Valterra Platinum, Ltd. 437 36
217
Spain - 4.1%
Aena SME SA(Þ) 54,899 1,634
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Banco Santander SA 97,918 1,108
CaixaBank SA 64,340 772
Industria de Diseno Textil SA 26,262 1,510
Naturgy Energy Group SA 50,282 1,510
Redeia Corp. SA 57,528 974
7,508
Sweden - 1.9%
Evolution AB(Þ) 6,952 434
Sandvik AB 18,119 692
Skanska AB Class B 30,066 811
Volvo AB Class B 46,385 1,513
3,450
Switzerland - 2.8%
ABB, Ltd. 5,352 435
Cie Financiere Richemont SA Class A 5,520 984
Galderma Group AG 5,037 976
Partners Group Holding AG 354 380
Zurich Insurance Group AG 3,220 2,297
5,072
United Kingdom - 11.5%
3i Group PLC 13,242 434
AstraZeneca PLC 11,591 2,264
BAE Systems PLC 53,163 1,548
Barclays PLC 192,486 1,014
Barratt Redrow PLC 442,531 1,548
Compass Group PLC 7,630 212
HSBC Holdings PLC 187,894 3,075
Imperial Brands PLC 65,070 2,648
Intertek Group PLC 40,866 1,992
London Stock Exchange Group PLC 7,917 936
NatWest Group PLC 211,284 1,568
Segro PLC(ö) 34,071 296
Tesco PLC 221,451 1,396
Unilever PLC 27,491 1,545
Vodafone Group PLC 251,564 381
20,857
United States - 7.1%
Aegon, Ltd. 283,162 2,064
Alcon AG 9,156 687
CRH PLC 6,491 675
Ferguson Enterprises, Inc. 1,596 375
GSK PLC 6,491 178
Novartis AG 14,705 2,232
Roche Holding AG 4,386 1,732
Sanofi SA 7,028 678
Schneider Electric SE 4,753 1,306
Shell PLC 45,398 2,119
Spotify Technology SA(Æ) 1,064 516
Stellantis NV 16,986 121
Sunbelt Rentals Holdings, Inc. 3,172 203
12,886
Total Common Stocks
(cost $170,998) 174,891

Venerable Variable Insurance Trust
Venerable International Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 Venerable International Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
s hares
H2
Fair
Value
$
Preferred Stocks - 1.2%
Germany - 1.2%
Volkswagen AG
7.071% (Ÿ) 22,235 2,227
Total Preferred Stocks
(cost $2,194) 2,227
Short-Term Investments - 2.8%
United States - 2.8%
State Street Institutional U.S. Government
Money Market Fund 5,046,921 5,047
Total Short-Term Investments
(cost $5,047) 5,047
Total Investments - 100.1%
(cost $178,239) 182,165
Other Assets net of Liabilities
- (0.1)%
(141)
Net Assets - 100.0%
182,024

Venerable Variable Insurance Trust
Venerable International Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable International Equity Fund 29
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
MSCI EAFE Index Futures 15 USD 2,176 06/19/2026 6
Total Futures Contracts (å) 6
Spot Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 273 AUD 398 04/01/26 1
Citigroup EUR 225 USD 258 04/01/26 (2)
Total Unrealized Appreciation (Depreciation) on Open Spot Foreign Currency Exchange Contracts (1)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Australia $ — $ 13,860 $ — $ 13,860
Austria — 458 — 458
Belgium — 1,820 — 1,820
Canada 4,078 — — 4,078
China — 3,035 — 3,035
Denmark — 3,382 — 3,382
Finland — 2,576 — 2,576
France — 22,976 — 22,976
Germany — 11,887 — 11,887
Hong Kong — 2,180 — 2,180
Ireland — 1,029 — 1,029
Italy — 10,571 — 10,571
Japan — 33,045 — 33,045
Macao — 862 — 862
Netherlands — 5,346 — 5,346
Norway — 1,707 — 1,707
Portugal — 174 — 174
Singapore 639 5,276 — 5,915
South Africa — 217 — 217
Spain — 7,508 — 7,508
Sweden — 3,450 — 3,450
Switzerland — 5,072 — 5,072
United Kingdom — 20,857 — 20,857
United States 516 12,370 — 12,886
Preferred Stocks — 2,227 — 2,227
Short-Term Investments 5,047 — — 5,047
Total Investments 10,280 171,885 — 182,165

Venerable Variable Insurance Trust
Venerable International Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 Venerable International Equity Fund
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Derivatives
Assets
Futures Contracts 6 — — 6
Spot Foreign Currency Exchange Contracts 1 — — 1
Liabilities
Spot Foreign Currency Exchange Contracts (2) — — (2)
Total Derivatives
*
$ 5 $ — $ — $ 5
* Futures and spot foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary ....................................................................
22,704 12.5
Consumer Staples ...............................................................................
13,217 7.3
Energy ................................................................................................
6,742 3.7
Financial Services ..............................................................................
51,089 28.1
Health Care ........................................................................................
14,396 7.9
Materials and Processing ...................................................................
11,881 6.5
Producer Durables ..............................................................................
32,876 18.0
Technology .........................................................................................
11,405 6.3
Utilities ...............................................................................................
10,581 5.8
Preferred Stocks
Consumer Discretionary ....................................................................
2,227 1.2
Short-Term Investments .............................................................
5,047 2.8
Total Investments ............................................................................... 182,165 100.1

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Emerging Markets Equity Fund 31
Amounts in thousands (except share amounts)
H2
Number of
s hares
H2
Fair
Value
$
Common Stocks - 93.3%
Argentina - 0.1%
YPF SA - ADR(Æ) 3,863 179
Austria - 0.2%
Erste Group Bank AG 2,187 236
Raiffeisen Bank International AG 680 29
265
Brazil - 6.2%
Allos SA 20,628 121
Ambev SA 171,229 504
Axia Energia 17,971 203
B3 SA - Brasil Bolsa Balcao (Æ) 141,442 502
Banco Bradesco SA(Æ) 13,225 43
Banco BTG Pactual SA(Æ) 22,884 249
Banco do Brasil SA 87,946 390
Cia De Saneamento Basico Do Estado De
Sao Paulo Sabesp 5,496 168
Cosan SA 227,705 236
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 27,655 146
Embraer SA 36,567 543
Embraer SA - ADR 3,645 216
Equatorial SA 14,051 111
Hypera SA(Æ) 49,550 223
Itau Unibanco Holding SA - ADR(Æ) 42,467 356
Localiza Rent a Car SA(Æ) 29,562 268
Lojas Renner SA(Æ) 125,952 364
Magazine Luiza SA 81,840 139
MercadoLibre , Inc.(Æ) 252 436
Natura Cosmeticos SA(Æ) 71,242 144
NU Holdings, Ltd. Class A(Æ) 58,264 837
Petroleo Brasileiro SA - Petrobras - ADR 18,935 393
Raia Drogasil SA 38,720 176
Rede D'Or Sao Luiz SA(Þ) 10,041 75
TIM SA 2,482 13
TOTVS SA(Æ) 9,053 61
Vale SA 35,573 566
Vale SA Class B - ADR 18,781 299
WEG SA 53,120 523
XP, Inc. Class A 13,249 252
8,557
Canada - 0.7%
Barrick Mining Corp. 8,974 366
Capstone Mining Corp.(Æ) 16,136 121
Parex Resources, Inc. 20,763 408
895
Chile - 0.1%
Antofagasta PLC 2,423 108
Latam Airlines Group SA 3,046,306 75
183
China - 22.9%
AAC Technologies Holdings, Inc. 11,500 49
Accelink Technologies Co., Ltd. Class A 12,300 153
Advanced Micro-Fabrication Equipment
Inc. China Class A 2,389 108
Agricultural Bank of China, Ltd. Class H 215,000 154
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Alibaba Group Holding, Ltd. 163,200 2,569
Aluminum Corp. of China, Ltd. Class A 252,900 424
Aluminum Corp. of China, Ltd. Class H 100,000 146
Anta Sports Products, Ltd. 23,400 228
Atour Lifestyle Holdings, Ltd. - ADR 3,849 142
AVICOPTER PLC Class A 9,200 45
Baidu, Inc. Class A(Æ) 62,300 866
Bank of China, Ltd. Class H 536,000 345
Bank of Communications Co., Ltd. Class
H 103,000 94
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A 103,400 231
Bilibili , Inc. Class Z(Æ) 7,120 161
Budweiser Brewing Co. APAC, Ltd.(Þ) 212,100 195
BYD Co., Ltd. Class H 24,100 330
China CITIC Bank Corp., Ltd. Class H 96,000 97
China Construction Bank Corp. Class H 712,000 773
China CSSC Holdings, Ltd. Class A 23,200 104
China Galaxy Securities Co., Ltd. Class H 72,500 74
China International Capital Corp., Ltd.
Class H(Þ) 130,000 288
China Mengniu Dairy Co., Ltd. 342,000 754
China Merchants Bank Co., Ltd. Class A 14,300 82
China Merchants Bank Co., Ltd. Class H 98,000 622
China Overseas Land & Investment, Ltd. 256,000 380
China Pacific Insurance Group Co., Ltd.
Class A 20,850 113
China Pacific Insurance Group Co., Ltd.
Class H 8,400 34
China Petroleum & Chemical Corp.
Class H 338,000 194
China Resources Land, Ltd. 77,000 288
China Shenhua Energy Co., Ltd. Class H 34,000 200
China Tourism Group Duty Free Corp.,
Ltd. Class A 6,400 66
China Tower Corp., Ltd. Class H(Þ) 52,000 72
China Yangtze Power Co., Ltd. Class A 17,000 67
Chongqing Rural Commercial Bank Co.,
Ltd. Class H 44,000 39
CITIC Securities Co., Ltd. Class A 55,450 194
CITIC, Ltd. 48,000 73
Contemporary Amperex Technology Co.,
Ltd. Class A 14,702 862
Contemporary Amperex Technology Co.,
Ltd. Class H 5,239 414
CSPC Pharmaceutical Group, Ltd. 28,000 33
DiDi Global, Inc. - ADR(Æ) 42,547 175
Dongyue Group, Ltd. 50,000 70
Eastroc Beverage Group Co., Ltd. Class A 1,500 45
Eastroc Beverage Group Co. , Ltd. Class
H(Æ) 1,200 31
ENN Energy Holdings, Ltd. 9,300 75
Eoptolink Technology Inc., Ltd. Class A 800 53
Fujian Star-net Communication Co., Ltd.
Class A 25,800 96
Full Truck Alliance Co., Ltd. - ADR 9,500 79
Geely Automobile Holdings, Ltd. 61,000 165
Great Wall Motor Co., Ltd. Class H 103,000 164
Guoquan Food (Shanghai) Co., Ltd.
Class H 64,800 35

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 Venerable Emerging Markets Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Guosen Securities Co., Ltd. Class A 20,300 33
Guoyuan Securities Co., Ltd. Class A 20,600 23
H World Group, Ltd. 57,200 289
Haier Smart Home Co., Ltd. Class A 11,300 35
Haier Smart Home Co., Ltd. Class H 173,000 462
Hansoh Pharmaceutical Group Co., Ltd.
(Þ) 34,000 155
Harbin Electric Co., Ltd. Class H 12,000 33
Huaming Power Equipment Co., Ltd.
Class A 39,570 157
Huatai Securities Co., Ltd. Class H(Þ) 24,200 46
Industrial & Commercial Bank of China,
Ltd. Class H 575,000 510
Innovent Biologics, Inc.(Æ)(Þ) 30,000 329
iQIYI , Inc. - ADR(Æ) 127,526 172
JD Health International, Inc.(Æ)(Þ) 10,050 61
JD.com, Inc. Class A 26,200 386
Jiangsu Hengli Hydraulic Co., Ltd. Class
A 8,974 126
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 4,800 39
Jiangxi Copper Co., Ltd. Class H 6,000 27
Kanzhun , Ltd. - ADR 4,051 54
Kuaishou Technology(Þ) 7,100 42
Kweichow Moutai Co., Ltd. Class A 800 169
Laopu Gold Co., Ltd. Class H 2,600 213
Leader Harmonious Drive Systems Co.,
Ltd. Class A 2,833 78
Lenovo Group, Ltd. 80,000 95
Li Ning Co., Ltd. 117,500 328
Longfor Group Holdings, Ltd.(Þ) 144,500 142
Meituan Class B(Æ)(Þ) 21,200 230
Montage Technology Co., Ltd. Class A 1,260 24
NAURA Technology Group Co., Ltd.
Class A 2,000 131
NetEase , Inc. 5,700 127
NetEase , Inc. - ADR 2,067 231
Nongfu Spring Co., Ltd. Class H(Þ) 23,800 144
PDD Holdings, Inc. - ADR(Æ) 3,576 365
People's Insurance Co. Group of China,
Ltd. (The) Class H 103,000 72
PetroChina Co., Ltd. Class H 200,000 272
PICC Property & Casualty Co., Ltd.
Class H 128,000 236
Ping An Insurance Group Co. of China,
Ltd. Class H 141,500 1,103
Piotech , Inc. Class A 2,350 129
Pop Mart International Group, Ltd.(Þ) 7,800 146
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 92,000 58
Qinghai Salt Lake Industry Co., Ltd.
Class A(Æ) 34,300 186
Ruijie Networks Co., Ltd. Class A 3,819 43
Sany Heavy Industry Co., Ltd. Class
H(Æ) 32,549 88
Shandong Weigao Group Medical
Polymer Co., Ltd. Class H 273,600 131
Shanjin International Gold Co., Ltd.
Class A 8,700 38
Shenwan Hongyuan Group Co., Ltd.
Class A 71,500 49
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Shenwan Hongyuan Group Co., Ltd.
Class H(Þ) 32,800 11
Shenzhou International Group Holdings,
Ltd. 57,000 346
Sieyuan Electric Co., Ltd. Class A 7,100 211
Sino Biopharmaceutical, Ltd. 353,000 268
Sungrow Power Supply Co., Ltd. Class A 7,000 154
Sunny Optical Technology Group Co.,
Ltd. 46,200 318
SY Holdings Group, Ltd.(Þ) 21,000 25
Tencent Holdings, Ltd. 70,500 4,451
Tencent Music Entertainment Group
- ADR 2,385 22
Tianqi Lithium Corp. Class A(Æ) 10,800 88
Trip.com Group, Ltd.(Æ) 2,250 111
Trip.com Group, Ltd. - ADR(Æ) 381 19
Vipshop Holdings, Ltd. - ADR 4,893 77
Weichai Power Co., Ltd. Class H 134,000 478
Western Mining Co., Ltd. Class A 1,700 6
Wilmar International, Ltd. 97,300 293
WuXi AppTec Co., Ltd. Class H(Þ) 34,700 525
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 26,500 113
Wuxi Lead Intelligent Equipment Co,
Ltd. Class H(Æ) 15,024 79
Xiaomi Corp. Class B(Æ)(Þ) 114,600 471
Xinyi Glass Holdings, Ltd. 192,000 241
Yadea Group Holdings, Ltd.(Þ) 28,000 47
Yum China Holdings, Inc. 3,600 179
Zhaojin Mining Industry Co., Ltd. Class
H 39,500 164
Zhejiang China Commodities City Group
Co., Ltd. Class A 73,200 138
Zhejiang Leapmotor Technology Co., Ltd.
Class H(Æ)(Þ) 23,400 141
Zhejiang Longsheng Group Co., Ltd.
Class A 31,500 60
Zhejiang NHU Co., Ltd. Class A 9,200 46
Zhongsheng Group Holdings, Ltd. 109,000 115
Zijin Mining Group Co., Ltd. Class A 25,700 126
Zijin Mining Group Co., Ltd. Class H 152,000 691
ZTO Express Cayman, Inc. 11,850 291
ZTO Express Cayman, Inc. - ADR 13,693 345
31,508
Czech Republic - 0.1%
CEZ AS 1,586 90
Germany - 0.1%
Siemens Energy AG 917 151
Greece - 0.3%
Alpha Bank SA 71,041 264
National Bank of Greece SA 7,599 118
Piraeus Bank SA(Æ) 6,596 54
Public Power Corp. SA 1,453 31
467
Guatemala - 0.0%
Millicom International Cellular SA 838 63

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Emerging Markets Equity Fund 33
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Hong Kong - 1.4%
AIA Group, Ltd. 54,800 616
ASMPT, Ltd. 19,500 254
Damai Entertainment Holdings, Ltd.(Æ) 400,000 33
Hong Kong Exchanges & Clearing, Ltd. 5,400 274
Insilico Medicine Cayman TopCo (Æ) 14,182 103
Techtronic Industries Co., Ltd. 5,500 73
WH Group, Ltd.(Þ) 278,000 366
Zijin Gold International Co., Ltd.(Æ) 8,735 199
1,918
Hungary - 0.5%
OTP Bank Nyrt . 5,981 645
India - 9.2%
Adani Ports and Special Economic Zone,
Ltd. 7,128 100
Amber Enterprises India, Ltd.(Æ) 1,810 126
Apollo Hospitals Enterprise, Ltd. 2,939 235
Asian Paints, Ltd. 3,958 92
Axis Bank, Ltd. 28,869 367
Bajaj Finance, Ltd. 33,732 297
Bank of Baroda 14,201 39
Bharat Electronics, Ltd. 155,355 671
Bharat Petroleum Corp., Ltd. 23,844 73
Bharti Airtel, Ltd. 67,538 1,284
Britannia Industries, Ltd. 1,224 71
BSE, Ltd. 8,228 236
Cipla , Ltd. 6,223 82
Divi's Laboratories, Ltd. 1,408 90
Dr Reddy's Laboratories, Ltd. 6,887 93
Eternal, Ltd.(Æ) 42,543 106
GE Vernova T&D India, Ltd. 3,536 142
GMR Airports, Ltd.(Æ) 110,768 100
Grasim Industries, Ltd. 3,209 87
HCL Technologies, Ltd. 12,183 176
HDFC Asset Management Co., Ltd.(Þ) 5,697 138
HDFC Bank, Ltd. 124,775 992
HDFC Bank, Ltd. - ADR 10,235 255
HDFC Life Insurance Co., Ltd.(Þ) 32,632 205
Hero MotoCorp, Ltd. 3,106 172
Hindustan Aeronautics, Ltd.(Þ) 3,876 143
Hindustan Petroleum Corp., Ltd. 12,884 47
Hindustan Unilever, Ltd. 6,053 134
Hindustan Zinc, Ltd. 27,233 146
Hitachi Energy India, Ltd. 516 133
ICICI Bank, Ltd. 28,134 366
ICICI Bank, Ltd. - ADR 11,219 291
Indian Hotels Co., Ltd. (The) 1,859 11
Indian Oil Corp., Ltd. 46,809 69
Infosys, Ltd. 14,360 191
Infosys, Ltd. - ADR 5,159 70
JSW Infrastructure, Ltd. 33,968 89
JSW Steel, Ltd. 7,207 86
Kotak Mahindra Bank, Ltd. 28,085 107
Kwality Wall's India, Ltd.(Æ) 6,965 2
Larsen & Toubro, Ltd. 4,651 173
Lupin , Ltd. 6,721 167
Mahindra & Mahindra, Ltd. 13,238 428
Marico, Ltd. 6,572 52
Maruti Suzuki India, Ltd. 998 133
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
MTAR Technologies, Ltd.(Æ)(Þ) 884 33
Multi Commodity Exchange of India,
Ltd. 6,521 170
National Aluminium Co., Ltd. 29,246 122
Oil & Natural Gas Corp., Ltd. 18,742 56
Paradeep Phosphates, Ltd.(Þ) 19,125 22
Petronet LNG, Ltd. 70,223 191
Phoenix Mills, Ltd. (The) 10,348 170
Power Finance Corp., Ltd. 5,116 21
Power Grid Corp. of India, Ltd. 47,642 150
REC, Ltd. 32,057 104
Reliance Industries, Ltd. 38,720 561
Shriram Finance, Ltd. 21,238 197
Siemens Energy India, Ltd. 5,381 149
State Bank of India 3,833 41
Sun Pharmaceutical Industries, Ltd. 14,053 265
Tata Consumer Products, Ltd. 6,999 76
Tata Motors Passenger Vehicles, Ltd. 31,627 102
Tech Mahindra, Ltd. 6,272 93
Titan Co., Ltd. 2,540 109
TVS Motor Co., Ltd. 8,376 307
UltraTech Cement, Ltd. 1,296 148
UPL, Ltd. 84,887 513
12,667
Indonesia - 1.2%
Aneka Tambang Tbk 253,400 53
Astra International Tbk PT 862,214 322
Bank Central Asia Tbk PT 641,100 245
Bank Mandiri Persero Tbk PT 1,325,200 372
Bank Rakyat Indonesia Persero Tbk PT 1,222,000 241
Telkom Indonesia Persero Tbk PT 1,916,460 349
1,582
Kazakhstan - 0.3%
Kaspi.KZ JSC - ADR 5,617 416
Kuwait - 0.2%
Kuwait Finance House KSCP 36,099 94
National Bank of Kuwait SAKP 53,013 157
251
Macao - 0.3%
Galaxy Entertainment Group, Ltd. 103,000 464
Malaysia - 0.4%
Gamuda Berhad 53,000 49
Malayan Banking Berhad 61,000 172
Public Bank Berhad 290,900 338
Sunway Construction Group Berhad 9,000 14
573
Mexico - 2.0%
America Movil SAB de CV 361,115 459
Fresnillo PLC 8,197 363
Grupo Aeroportuario del Pacifico SAB de
CV Class B 4,557 113
Grupo Financiero Banorte SAB de CV
Class O 63,002 699
Industrias Penoles SAB de CV(Æ) 774 34

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 Venerable Emerging Markets Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Kimberly-Clark de Mexico SAB de CV
Class A 110,325 261
Southern Copper Corp. 2,280 392
Ternium SA - ADR 2,151 86
Wal-Mart de Mexico SAB de CV 122,464 398
2,805
Netherlands - 0.3%
ASML Holding NV 167 221
ASML Holding NV Class G 117 155
376
Peru - 0.5%
Credicorp , Ltd. 1,866 633
Philippines - 0.4%
Ayala Land, Inc. 491,100 131
BDO Unibank , Inc. 126,450 236
International Container Terminal
Services, Inc. 15,740 181
548
Poland - 0.9%
Allegro.eu SA(Æ)(Þ) 1,843 13
Bank Polska Kasa Opieki SA 802 47
Dino Polska SA(Æ)(Þ) 23,848 217
KGHM Polska Miedz SA(Æ) 1,239 91
ORLEN SA 12,095 436
Powszechna Kasa Oszczednosci Bank
Polski SA 8,282 196
Powszechny Zaklad Ubezpieczen SA 15,659 275
1,275
Qatar - 0.2%
Qatar National Bank QPSC 43,904 206
Saudi Arabia - 1.8%
Al Babtain Power & Telecommunication
Co. 1,260 22
Al Rajhi Bank 30,227 861
Almarai Co. JSC 5,777 68
Etihad Etisalat Co. 12,513 218
Riyad Bank 8,459 67
Riyadh Cables Group Co. 1,161 37
SABIC Agri -Nutrients Co. 2,750 106
Saudi Arabian Mining Co.(Æ) 7,694 134
Saudi Arabian Oil Co.(Þ) 34,760 253
Saudi Awwal Bank 8,690 87
Saudi National Bank (The) 41,189 458
Saudi Telecom Co. 15,651 177
2,488
Singapore - 0.3%
DBS Group Holdings, Ltd. 1,500 67
Grab Holdings, Ltd. Class A(Æ) 18,438 67
Sea, Ltd. - ADR(Æ) 3,166 262
396
South Africa - 2.8%
Absa Group, Ltd. 22,730 325
Anglogold Ashanti PLC 11,522 1,122
Bid Corp., Ltd. 3,972 96
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Bidvest Group, Ltd. 13,564 183
Discovery, Ltd. 6,410 94
FirstRand, Ltd. 40,639 208
Gold Fields, Ltd. 14,320 666
Gold Fields, Ltd. - ADR 8,013 364
Harmony Gold Mining Co., Ltd. - ADR 4,074 63
Impala Platinum Holdings, Ltd. 2,286 33
MTN Group, Ltd. 3,880 45
Naspers, Ltd. Class N 5,085 263
Sanlam, Ltd. 21,216 112
Shoprite Holdings, Ltd. 5,926 97
Sibanye Stillwater, Ltd. 64,909 198
3,869
South Korea - 16.9%
Amorepacific Corp. 3,140 287
APR Corp. 1,496 335
Celltrion , Inc.(Æ) 1,400 183
Cosmax , Inc. 611 80
Coupang , Inc.(Æ) 11,351 214
DB Insurance Co., Ltd. 708 77
Hana Financial Group, Inc. 8,481 601
Hankook Tire & Technology Co., Ltd. 6,392 228
Hanwha Aerospace Co., Ltd. 508 414
HD Hyundai Co.,Ltd . 1,271 200
HD Hyundai Electric Co., Ltd. 1,232 687
HD Hyundai Heavy Industries Co., Ltd. 1,625 501
HD Hyundai Marine Solution Co., Ltd. 129 15
HD Korea Shipbuilding & Offshore
Engineering Co., Ltd. 1,467 335
Hyosung Heavy Industries Corp. 27 44
Hyundai Engineering & Construction
Co., Ltd. 2,758 262
Hyundai Marine & Fire Insurance Co.,
Ltd.(Æ) 6,780 137
Hyundai Mobis Co., Ltd. 657 169
Hyundai Motor Co. 3,120 930
Hyundai Rotem Co., Ltd. 564 63
Kakao Corp. 691 21
KB Financial Group, Inc. 9,564 895
Kia Corp. 2,175 209
Korea Electric Power Corp. 17,971 494
KT Corp. - ADR 9,983 214
KT&G Corp. 1,603 168
LG Electronics, Inc. Class H 4,404 316
Meritz Financial Group, Inc.(Æ) 955 71
Rainbow Robotics(Æ) 166 58
Samsung Biologics Co., Ltd.(Æ)(Þ) 231 230
Samsung C&T Corp. 881 150
Samsung Electro-Mechanics Co., Ltd. 3,276 896
Samsung Electronics Co., Ltd. 60,042 6,745
Samsung Episholdings Co., Ltd.(Æ) 250 82
Samsung Fire & Marine Insurance Co.,
Ltd. 904 262
Samsung Heavy Industries Co., Ltd.(Æ) 23,013 373
Samsung Securities Co., Ltd. 2,621 161
Shinhan Financial Group Co., Ltd. 11,489 663
SK Hynix, Inc. 9,450 5,140
Sung Kwang Bend Co., Ltd. 3,505 81

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Emerging Markets Equity Fund 35
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Woori Financial Group, Inc. 13,298 281
23,272
Taiwan - 17.7%
Accton Technology Corp. 27,000 1,315
AP Memory Technology Corp. 2,000 29
Arcadyan Technology Corp. 4,000 19
Asia Vital Components Co., Ltd. 4,000 258
ASPEED Technology, Inc. 2,000 690
Bizlink Holding, Inc. 16,000 897
Chailease Holding Co., Ltd. 18,000 62
Chunghwa Telecom Co., Ltd. 37,000 154
Compal Electronics, Inc. 231,000 199
CTBC Financial Holding Co., Ltd. 95,000 154
Delta Electronics, Inc. 54,000 2,403
E.Sun Financial Holding Co., Ltd. 115,000 115
Elite Material Co., Ltd. 5,000 419
eMemory Technology, Inc. 1,000 87
Evergreen Marine Corp. Taiwan, Ltd. 12,000 75
Fubon Financial Holding Co., Ltd. 64,675 176
Globalwafers Co., Ltd. 27,000 364
Hiwin Technologies Corp. 43,000 314
Hon Hai Precision Industry Co., Ltd. 144,000 866
Hon Precision, Inc. 1,000 115
KGI Financial Holding Co., Ltd. 144,000 89
Largan Precision Co., Ltd. 5,000 347
Lite-On Technology Corp. 24,000 108
MediaTek , Inc. 25,000 1,211
Novatek Microelectronics Corp. 7,000 84
Realtek Semiconductor Corp. 8,000 122
SinoPac Financial Holdings Co., Ltd. 25,000 24
Sunonwealth Electric Machine Industry
Co., Ltd. 6,222 24
Taiwan Mobile Co., Ltd. 21,000 72
Taiwan Semiconductor Manufacturing
Co., Ltd. 225,000 12,684
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 1,628 550
Uni -President Enterprises Corp. 57,000 127
Winbond Electronics Corp. 17,000 51
Yuanta Financial Holding Co., Ltd. 110,000 157
24,361
Thailand - 2.3%
Advanced Info Service PCL - NVDR 44,400 508
Bangkok Bank PCL - NVDR 48,400 247
Bangkok Dusit Medical Services PCL
- NVDR 125,800 73
Charoen Pokphand Foods PCL - NVDR 170,000 109
CP ALL PCL - NVDR 213,700 299
Delta Electronics Thailand PCL - NVDR 11,800 96
Indorama Ventures PCL - NVDR 179,400 140
Kasikornbank PCL - NVDR 37,600 220
PTT Oil & Retail Business PCL - NVDR 466,400 187
PTT PCL - NVDR 429,900 460
SCB X PCL - NVDR 55,400 244
Siam Cement PCL (The) - NVDR 31,400 201
Srisawad Corp. PCL - NVDR 344,800 239
Thai Beverage PCL 563,300 189
3,212
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Turkey - 0.7%
Akbank TAS 121,860 185
Aselsan Elektronik Sanayi Ve Ticaret AS 61,054 441
BIM Birlesik Magazalar AS 675 10
Migros Ticaret AS 7,005 96
Turk Telekomunikasyon AS(Æ) 20,808 28
Turkcell Iletisim Hizmetleri AS 45,239 109
Turkiye Garanti Bankasi AS 32,451 94
963
United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC 23,243 79
Aldar Properties PJSC 7,616 16
Emaar Development PJSC 5,269 20
Emaar Properties PJSC 187,731 606
Emirates Telecommunications Group Co.
PJSC 33,090 168
First Abu Dhabi Bank PJSC 70,748 329
Parkin Co. PJSC 28,927 37
Salik Co. PJSC 34,186 48
1,303
United Kingdom - 0.2%
HSBC Holdings PLC 5,232 86
Investec PLC 23,963 184
270
United States - 0.9%
BeOne Medicines, Ltd. - ADR(Æ) 703 209
BeOne Medicines, Ltd. Class A(Æ) 1,672 57
BeOne Medicines, Ltd. Class H(Æ) 4,200 95
Broadcom, Inc. 699 216
Cognizant Technology Solutions Corp.
Class A 4,272 262
Freeport-McMoRan, Inc. 3,538 208
NVIDIA Corp. 1,261 220
1,267
Vietnam - 0.3%
FPT Corp. 20,000 57
Vietnam Dairy Products JSC 180,000 418
475
Total Common Stocks
(cost $119,267) 128,593
Preferred Stocks - 1.8%
Brazil - 1.3%
Axia Energia
0.000% (Æ) 3,508 38
Banco Bradesco SA
7.239% (Æ)(Ÿ) 150,639 558
Cia Energetica de Minas Gerais
12.401% (Ÿ) 138,875 338
Cyrela Brazil Realty SA
Empreendimentos e Participacoes
0.000% (Æ) 1,518 7
Itau Unibanco Holding SA
7.246% (Ÿ) 37,561 315
Localiza Rent a Car SA

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 Venerable Emerging Markets Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
1.043% (Æ)(Ÿ) 1,307 12
Petroleo Brasileiro SA - Petrobras
6.235% (Ÿ) 60,427 568
1,836
South Korea - 0.5%
Samsung Electronics Co., Ltd.
0.875% (Ÿ) 8,383 668
Total Preferred Stocks
(cost $2,042) 2,504
Short-Term Investments - 3.9%
United States - 3.9%
State Street Institutional U.S. Government
Money Market Fund 5,379,127 5,379
Total Short-Term Investments
(cost $5,379) 5,379
Total Investments - 99.0%
(cost $126,688) 136,476
Other Assets net of Liabilities
- 1.0%
1,371
Net Assets - 100.0%
137,847

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Emerging Markets Equity Fund 37
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
IFSC NIFTY 50 Index Futures 28 USD 1,259 04/28/2026
(52)
MSCI Emerging Markets Index Futures 102 USD 7,418 06/19/2026 (182)
Contracts to Sell
MSCI Korea Index Futures 22 USD 1,843 06/19/2026 274
Total Futures Contracts (å) 40
Forward Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,336 INR 124,000 06/17/26 (28)
Total Unrealized Appreciation (Depreciation) on Open Forward Foreign Currency Exchange Contracts (28)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Argentina $ 179 $ — $ — $ 179
Austria — 265 — 265
Brazil 8,557 — — 8,557
Canada 895 — — 895
Chile 75 108 — 183
China 1,791 29,717 — 31,508
Czech Republic — 90 — 90
Germany — 151 — 151
Greece — 467 — 467
Guatemala 63 — — 63
Hong Kong — 1,918 — 1,918
Hungary — 645 — 645
India 616 12,051 — 12,667
Indonesia — 1,582 — 1,582
Kazakhstan 416 — — 416
Kuwait — 251 — 251
Macao — 464 — 464
Malaysia — 573 — 573
Mexico 2,442 363 — 2,805
Netherlands 155 221 — 376
Peru 633 — — 633
Philippines — 548 — 548
Poland — 1,275 — 1,275
Qatar — 206 — 206
Saudi Arabia — 2,488 — 2,488
Singapore 330 66 — 396
South Africa 1,548 2,321 — 3,869
South Korea 429 22,843 — 23,272

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 Venerable Emerging Markets Equity Fund
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Taiwan $ 550 $ 23,811 $ — $ 24,361
Thailand — 3,212 — 3,212
Turkey — 963 — 963
United Arab Emirates — 1,303 — 1,303
United Kingdom — 270 — 270
United States 1,115 152 — 1,267
Vietnam — 475 — 475
Preferred Stocks 1,836 668 — 2,504
Short-Term Investments 5,379 — — 5,379
Total Investments 27,009 109,467 — 136,476
Derivatives
Assets
Futures Contracts 274 — — 274
Liabilities
Futures Contracts (234) — — (234)
Forward Foreign Currency Exchange
Contracts — (28) — (28)
Total Derivatives
*
$ 40 $ (28) $ — $ 12
*
Futures and forward foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary ....................................................................
19,949 14.5
Consumer Staples ...............................................................................
6,230 4.5
Energy ................................................................................................
6,602 4.8
Financial Services ..............................................................................
28,024 20.3
Health Care ........................................................................................
3,900 2.8
Materials and Processing ...................................................................
9,882 7.2
Producer Durables ..............................................................................
9,911 7.2
Technology .........................................................................................
39,580 28.7
Utilities ...............................................................................................
4,515 3.3
Preferred Stocks
Energy ................................................................................................
568 0.4
Financial Services ..............................................................................
880 0.6
Producer Durables ..............................................................................
12 —**
Technology .........................................................................................
668 0.5
Utilities ...............................................................................................
376 0.3
Short-Term Investments .............................................................
5,379 3.9
Total Investments ............................................................................... 136,476 99.0
**
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable World Equity Fund 39
Amounts in thousands (except share amounts)
H2
Number of
s hares
H2
Fair
Value
$
Common Stocks - 95.8%
Australia - 0.5%
BHP Group, Ltd. 64,340 2,351
IGO, Ltd.(Æ) 40,003 220
Perseus Mining, Ltd. 39,400 146
Regis Resources, Ltd. 87,188 417
Rio Tinto PLC 13,336 1,240
South32, Ltd. Class B 339,942 1,022
Technology One, Ltd. 14,604 281
5,677
Austria - 0.2%
ams -OSRAM AG(Æ) 18,834 199
Erste Group Bank AG 13,711 1,481
Mondi PLC 64,189 723
2,403
Belgium - 0.2%
Ageas SA 19,642 1,439
Proximus SADP 35,281 286
1,725
Brazil - 0.8%
Ambev SA 428,716 1,262
B3 SA - Brasil Bolsa Balcao (Æ) 36,544 130
Banco Bradesco SA - ADR 525,635 1,919
Lojas Renner SA(Æ) 247,600 715
MercadoLibre , Inc.(Æ) 829 1,433
Natura Cosmeticos SA(Æ) 346,800 699
Telefonica Brasil SA(Æ) 171,707 1,367
Ultrapar Participacoes SA 153,500 851
Wheaton Precious Metals Corp. 2,636 345
8,721
Canada - 2.0%
Air Canada Class B(Æ) 25,632 334
Alimentation Couche-Tard, Inc. 11,783 668
Atco, Ltd. Class I 3,289 161
Bank of Montreal 6,736 912
Bank of Nova Scotia (The) 10,824 751
Barrick Mining Corp. 50,189 2,051
Boardwalk Real Estate Investment
Trust(ö) 2,134 97
Cameco Corp. Class A 3,403 370
Canadian Apartment Properties REIT(ö) 7,725 197
Canadian Imperial Bank of Commerce 10,342 980
Canadian Natural Resources, Ltd. 22,123 1,079
Cenovus Energy, Inc. 29,598 786
Dollarama , Inc. 8,139 999
George Weston, Ltd. 6,162 435
Hudbay Minerals, Inc. 8,340 174
iA Financial Corp., Inc. 1,472 163
Kinross Gold Corp. 64,131 1,959
Loblaw Cos., Ltd. 13,568 619
Manulife Financial Corp. 36,065 1,242
MDA Space, Ltd.(Æ) 13,831 350
National Bank of Canada 4,528 586
Nutrien , Ltd. 13,177 994
Royal Bank of Canada 7,821 1,264
Shopify, Inc. Class A(Æ) 11,595 1,376
Stantec , Inc. 9,825 849
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Suncor Energy, Inc. 15,198 1,005
Wesdome Gold Mines, Ltd.(Æ) 7,896 141
WSP Global, Inc. 1,296 202
20,744
China - 1.7%
Alibaba Group Holding, Ltd. 195,300 3,074
Alibaba Group Holding, Ltd. - ADR 7,034 882
Baidu, Inc. Class A(Æ) 81,000 1,126
China Mengniu Dairy Co., Ltd. 262,000 578
JD.com, Inc. Class A 41,950 619
Kuaishou Technology(Þ) 133,800 788
PDD Holdings, Inc. - ADR(Æ) 15,695 1,604
Tencent Holdings, Ltd. 76,200 4,811
Trip.com Group, Ltd. - ADR(Æ) 63,399 3,157
Yangzijiang Shipbuilding Holdings, Ltd. 180,000 535
17,174
Denmark - 0.5%
Demant A/S(Æ) 9,841 299
DSV A/S 3,402 813
Genmab A/S(Æ) 1,399 374
Novo Nordisk A/S Class B 84,595 3,117
Zealand Pharma A/S(Æ) 1,720 80
4,683
Finland - 0.3%
Nokia Oyj 239,163 1,906
Nordea Bank Abp 40,645 700
Wartsila Oyj Abp Class B 8,921 333
2,939
France - 4.2%
Accor SA 18,483 886
Air Liquide SA Class A 3,837 790
Airbus SE 15,579 2,926
Arkema SA 7,575 515
AXA SA 41,707 1,912
BNP Paribas SA 57,547 5,482
Capgemini SE 5,537 647
Carrefour SA 72,618 1,339
Cie de Saint-Gobain SA 12,058 992
Cie Generale des Etablissements Michelin
SCA 23,743 809
Credit Agricole SA 8,653 162
Engie SA 109,494 3,530
EssilorLuxottica SA 3,922 913
Forvia SE(Æ) 9,359 107
Gaztransport Et Technigaz SA 2,240 522
Hermes International SCA 378 722
Legrand SA 8,075 1,248
L'Oreal SA 1,519 623
LVMH Moet Hennessy Louis Vuitton SE 5,201 2,891
Orange SA 165,668 3,385
Renault SA 21,506 730
Safran SA 1,151 376
SCOR SE 3,390 120
Societe Generale SA 58,487 4,270
Sodexo SA 1,984 102
TotalEnergies SE 56,567 5,223
Valeo SE 76,916 942

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 Venerable World Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Vinci SA 5,606 840
43,004
Germany - 2.6%
Allianz SE 2,407 997
Aumovio SE(Æ) 5,205 201
BASF SE 29,168 1,763
Bayer AG 12,550 571
Bayerische Motoren Werke AG 6,236 563
Brenntag SE 5,381 355
Continental AG 10,411 716
Daimler Truck Holding AG 34,226 1,632
Deutsche Bank AG 9,281 272
Deutsche Post AG 15,343 791
Deutsche Telekom AG 17,925 661
Evonik Industries AG 52,992 1,026
Fresenius SE & Co. KGaA 26,829 1,374
Infineon Technologies AG 26,792 1,177
LEG Immobilien SE 3,193 208
Mercedes-Benz Group AG 14,756 894
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen 2,695 1,679
Rheinmetall AG 1,129 1,883
SAP SE 7,874 1,333
Scout24 SE(Þ) 1,755 134
Siemens AG 7,899 1,874
Siemens Healthineers AG(Þ) 45,192 1,896
Symrise AG 51,404 4,352
Vonovia SE 7,523 187
Wacker Chemie AG 2,605 252
Zalando SE(Æ)(Þ) 12,997 311
27,102
Hong Kong - 1.0%
AIA Group, Ltd. 412,600 4,635
ASMPT, Ltd. 62,500 815
CK Asset Holdings, Ltd. 177,000 1,011
Hong Kong Exchanges & Clearing, Ltd. 12,300 624
Prudential PLC 213,069 2,971
Techtronic Industries Co., Ltd. 33,500 446
Yue Yuen Industrial Holdings, Ltd. 99,000 193
10,695
India - 0.3%
HDFC Bank, Ltd. - ADR 121,156 3,014
Indonesia - 0.1%
Bank Negara Indonesia Persero Tbk PT 2,531,100 564
Ireland - 1.0%
Accenture PLC Class A 25,523 5,061
AerCap Holdings NV 6,564 900
AIB Group PLC 207,660 2,209
Bank of Ireland Group PLC 90,080 1,649
9,819
Israel - 0.1%
Bank Leumi Le-Israel BM 39,641 883
Delek Group, Ltd. 579 194
1,077
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Italy - 0.9%
BPER Banca SpA 101,777 1,329
Eni SpA 90,417 2,568
Generali 16,120 650
Ryanair Holdings PLC - ADR 17,154 991
UniCredit SpA 47,715 3,438
8,976
Japan - 4.9%
Advantest Corp. 9,900 1,339
Alfresa Holdings Corp. 27,900 450
Amada Co., Ltd. 33,000 458
Bridgestone Corp. 38,000 789
Chiba Bank, Ltd. (The) 114,800 1,479
Daiichi Life Group, Inc. 75,300 688
Daiichi Sankyo Co., Ltd. 11,200 198
Dentsu Group, Inc. 43,800 752
Eisai Co., Ltd. 16,900 525
Fast Retailing Co., Ltd. 2,300 915
Hakuhodo DY Holdings, Inc. 50,600 330
Hino Motors, Ltd.(Æ) 69,100 169
Hitachi, Ltd. 77,800 2,274
Honda Motor Co., Ltd. 106,900 865
Horiba, Ltd. 4,200 490
Hoya Corp. 22,500 3,881
Isuzu Motors, Ltd. 10,100 145
Japan Airlines Co., Ltd. 27,900 454
Japan Post Insurance Co., Ltd. Class A 138,900 1,403
JGC Holdings Corp. 46,400 685
KDDI Corp. 48,600 832
Keyence Corp. 7,900 2,798
Koito Manufacturing Co., Ltd. 61,200 951
Kubota Corp. 98,100 1,548
Mitsubishi Estate Co., Ltd. 45,100 1,248
Mitsubishi Gas Chemical Co., Inc. 27,800 649
Nikon Corp. 33,900 410
Nintendo Co., Ltd. 8,400 479
Nissan Motor Co., Ltd.(Æ) 236,700 502
Persol Holdings Co., Ltd. 349,100 511
Resona Holdings, Inc. 163,000 1,814
Rinnai Corp. 22,700 528
Rohm Co., Ltd. 70,300 1,371
Sega Sammy Holdings, Inc. 19,400 299
Shin-Etsu Chemical Co., Ltd. 65,000 2,645
Sompo Holdings, Inc. 6,400 250
Sony Group Corp. 70,400 1,452
Stanley Electric Co., Ltd. 22,900 417
Subaru Corp. 47,500 759
Sumitomo Heavy Industries, Ltd. 16,000 489
Sumitomo Mitsui Financial Group, Inc. 77,000 2,538
Sumitomo Mitsui Trust Group, Inc. 55,700 1,773
Sysmex Corp. 22,400 195
T&D Holdings, Inc. 87,600 2,226
Taiheiyo Cement Corp. 11,900 266
Takeda Pharmaceutical Co., Ltd. 28,200 1,040
THK Co., Ltd. 15,200 453
Tokio Marine Holdings, Inc. 39,200 1,831
Toyota Motor Corp. 48,800 1,012
Tsuruha Holdings, Inc. 40,800 644

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable World Equity Fund 41
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Yamato Holdings Co., Ltd. 51,900 573
50,792
Luxembourg - 0.0%
RTL Group SA 7,677 323
Mexico - 0.2%
America Movil SAB de CV - ADR 63,042 1,606
Netherlands - 2.5%
ABN AMRO Bank NV(Þ) 68,230 2,182
Adyen NV(Æ)(Þ) 1,156 1,157
AMG Critical Materials NV 3,285 133
Argenx SE(Æ) 1,264 921
ASM International NV 346 264
ASML Holding NV 3,289 4,353
Heineken NV 38,095 2,932
ING Groep NV 221,227 5,780
Koninklijke Ahold Delhaize NV 17,898 836
Koninklijke Heijmans NV 1,918 174
Koninklijke Philips NV 66,561 1,823
NN Group NV 24,974 1,953
NXP Semiconductors NV 609 120
Randstad NV 21,133 555
Universal Music Group NV 128,835 2,498
VEON, Ltd. - ADR(Æ) 5,128 237
25,918
Singapore - 0.2%
Grab Holdings, Ltd. Class A(Æ) 65,138 238
Singapore Technologies Engineering, Ltd. 117,300 1,000
United Overseas Bank, Ltd. 43,600 1,254
2,492
South Africa - 0.3%
Anglo American PLC 21,166 899
MTN Group, Ltd. 131,708 1,529
Old Mutual, Ltd. 1,011,188 833
3,261
South Korea - 1.6%
Coway Co., Ltd. 4,547 217
Hankook Tire & Technology Co., Ltd. 9,698 346
Hyundai Mobis Co., Ltd. 3,595 924
KB Financial Group, Inc. 13,060 1,222
KT Corp. - ADR 56,723 1,217
Samsung Electronics Co., Ltd. 66,864 7,511
Shinhan Financial Group Co., Ltd. 48,917 2,821
SK Hynix, Inc. 1,001 544
SK Telecom Co., Ltd. 26,748 1,368
16,170
Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA 37,205 812
Banco de Sabadell SA 79,931 287
Banco Santander SA 65,534 742
Iberdrola SA 41,364 950
Industria de Diseno Textil SA 15,689 902
3,693
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Sweden - 0.3%
Boliden AB 3,619 192
SKF AB Class B 52,846 1,262
Telefonaktiebolaget LM Ericsson Class B 131,618 1,491
2,945
Switzerland - 1.3%
ABB, Ltd. 28,832 2,345
Accelleron Industries AG 4,563 412
Adecco Group AG 23,720 574
Galderma Group AG 5,366 1,040
Logitech International SA 3,553 325
Sonova Holding AG 1,305 296
Swatch Group AG (The) Class B 5,236 1,164
TE Connectivity PLC 5,327 1,114
UBS Group AG 151,238 5,882
Zurich Insurance Group AG 979 698
13,850
Taiwan - 2.6%
Taiwan Semiconductor Manufacturing
Co., Ltd. 75,000 4,228
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 67,847 22,929
27,157
Thailand - 0.2%
Bangkok Bank PCL - NVDR 60,800 310
Kasikornbank PCL - NVDR 339,100 1,982
2,292
Turkey - 0.0%
Coca-Cola Icecek AS 95,238 153
United Kingdom - 4.7%
AstraZeneca PLC 26,641 5,228
BAE Systems PLC 27,115 789
Barclays PLC 85,367 450
British American Tobacco PLC 82,538 4,808
British Land Co. PLC (The)(ö) 142,349 681
BT Group PLC 555,748 1,558
Burberry Group PLC(Æ) 50,072 733
CK Hutchison Holdings, Ltd. Class B 145,000 1,114
Compass Group PLC 85,355 2,371
DCC PLC 13,138 810
Drax Group PLC 28,833 341
easyJet PLC 191,026 886
Hikma Pharmaceuticals PLC 15,488 260
HSBC Holdings PLC 211,086 3,454
ICG PLC 3,707 75
International Consolidated Airlines Group
SA 33,141 155
J Sainsbury PLC 128,091 575
Kingfisher PLC 233,581 887
Land Securities Group PLC(ö) 101,939 756
Lloyds Banking Group PLC 2,377,059 2,938
NatWest Group PLC 449,849 3,338
Reckitt Benckiser Group PLC 76,734 5,207
RELX PLC 101,561 3,348
Rolls-Royce Holdings PLC 32,776 501
Standard Chartered PLC 147,296 3,059

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 Venerable World Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Tate & Lyle PLC 91,106 437
Unilever PLC 41,443 2,324
Unite Group PLC (The)(ö) 31,473 190
Vodafone Group PLC 196,159 297
WPP PLC 157,311 487
48,057
United States - 60.2%
Abbott Laboratories 9,411 966
AbbVie, Inc. 13,328 2,899
Acuity, Inc. 326 91
Adobe, Inc.(Æ) 6,620 1,609
Advanced Micro Devices, Inc.(Æ) 8,957 1,822
Aegon , Ltd. 50,965 372
Aflac, Inc. 6,160 676
Agilent Technologies, Inc. 841 96
Airbnb, Inc. Class A(Æ) 38,348 4,843
Alnylam Pharmaceuticals, Inc.(Æ) 307 102
Alphabet, Inc. Class A 42,786 12,304
Alphabet, Inc. Class C 101,611 29,148
Altria Group, Inc. 17,708 1,169
Amazon.com, Inc.(Æ) 139,425 29,038
American Electric Power Co., Inc. 6,985 916
American Express Co. 4,594 1,390
American International Group, Inc. 5,166 389
American Tower Corp.(ö) 2,054 354
Ameriprise Financial, Inc. 513 228
AMETEK, Inc. 2,639 566
Amgen, Inc. 2,182 768
Amphenol Corp. Class A 11,296 1,427
Aon PLC Class A 1,637 528
Apple, Inc. 141,192 35,833
Applied Materials, Inc. 25,840 8,832
AppLovin Corp. Class A(Æ) 2,118 843
Aptiv PLC(Æ) 2,372 165
Arch Capital Group, Ltd.(Æ) 6,745 647
Archer-Daniels-Midland Co. 11,475 834
Arista Networks, Inc.(Æ) 22,147 2,719
AT&T, Inc. 47,993 1,391
Atlassian Corp. Class A(Æ) 1,947 133
Atmos Energy Corp. 1,258 232
Autodesk, Inc.(Æ) 5,914 1,416
Automatic Data Processing, Inc. 2,396 487
AutoZone, Inc.(Æ) 145 490
Axis Capital Holdings, Ltd. 1,122 114
Axon Enterprise, Inc.(Æ) 2,651 1,126
Baker Hughes Co. 67,207 4,103
Bank of America Corp. 109,393 5,333
Bank of New York Mellon Corp. (The) 7,953 943
Becton Dickinson & Co. 3,285 517
Berkshire Hathaway, Inc. Class B(Æ) 4,852 2,325
BioMarin Pharmaceutical, Inc.(Æ) 3,698 209
Blackstone, Inc. Class A 7,303 840
Booking Holdings, Inc. 844 3,554
BorgWarner, Inc. 2,475 134
Boston Scientific Corp.(Æ) 23,374 1,467
BP PLC 355,149 2,799
Bristol-Myers Squibb Co. 42,224 2,561
Broadcom, Inc. 47,485 14,697
Cadence Design Systems, Inc.(Æ) 3,595 999
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Capital One Financial Corp. 22,000 4,013
Cardinal Health, Inc. 6,374 1,347
Carnival Corp. 23,635 612
Carrier Global Corp. 17,269 972
Cboe Global Markets, Inc. 2,161 607
CBRE Group, Inc. Class A(Æ) 673 91
Cencora , Inc. Class A 1,856 583
CH Robinson Worldwide, Inc. 709 118
Charles Schwab Corp. (The) 58,964 5,541
Chevron Corp. 10,691 2,212
Chipotle Mexican Grill, Inc. Class A(Æ) 92,491 2,961
Chubb, Ltd. 2,825 921
Church & Dwight Co., Inc. 22,518 2,101
Cigna Group (The) 17,511 4,671
Cintas Corp. 6,252 1,057
Cisco Systems, Inc. 27,041 2,098
Citigroup, Inc. 11,130 1,262
Cloudflare , Inc. Class A(Æ) 5,350 1,104
CME Group, Inc. Class A 24,078 7,111
CMS Energy Corp. 6,728 522
Coca-Cola Co. (The) 12,846 977
Cognizant Technology Solutions Corp.
Class A 13,082 803
Comcast Corp. Class A 31,988 918
ConocoPhillips 11,333 1,496
Consolidated Edison, Inc. 6,699 758
Copart , Inc.(Æ) 13,508 448
Corning, Inc. 1,858 253
Costco Wholesale Corp. 4,280 4,265
Credo Technology Group Holding, Ltd.
(Æ) 867 81
Crowdstrike Holdings, Inc. Class A(Æ) 2,116 826
Cummins, Inc. 1,507 811
Curtiss-Wright Corp. 737 502
CVS Health Corp. 12,111 870
Datadog , Inc. Class A(Æ) 3,930 464
Delta Air Lines, Inc. 44,479 2,957
Devon Energy Corp. 9,044 455
Dexcom , Inc.(Æ) 46,982 2,950
Diamondback Energy, Inc. 4,281 847
Dollar General Corp. 4,391 521
DoorDash , Inc. Class A(Æ) 8,267 1,241
Dover Corp. 2,686 560
DR Horton, Inc. 4,930 676
DTE Energy Co. 3,958 579
Duke Energy Corp. 4,440 581
Dynatrace , Inc.(Æ) 4,112 152
Eaton Corp. PLC 1,757 628
eBay, Inc. 8,237 750
EchoStar Corp. Class A(Æ) 4,104 480
Ecolab, Inc. 2,759 734
Edwards Lifesciences Corp.(Æ) 6,701 537
Electronic Arts, Inc. 2,594 529
Elevance Health, Inc. 11,108 3,252
Eli Lilly & Co. 6,050 5,565
EMCOR Group, Inc. 597 441
Entergy Corp. 5,185 583
EOG Resources, Inc. 6,536 945
EQT Corp. 10,868 692
Equifax, Inc. 16,424 2,957

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable World Equity Fund 43
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Everpure , Inc. Class A(Æ) 2,118 125
Eversource Energy 8,248 571
Exelon Corp. 17,853 875
Expand Energy Corp. 2,675 294
Exxon Mobil Corp. 18,800 3,190
Fastenal Co. 19,448 902
FedEx Corp. 3,381 1,204
Ford Motor Co. 59,721 689
Fortinet, Inc.(Æ) 5,547 453
Fortive Corp. 7,648 423
Fox Corp. Class B 1,936 103
Garmin, Ltd. 3,760 872
GE HealthCare Technologies, Inc. 9,760 695
GE Vernova , Inc. 2,385 2,082
General Dynamics Corp. 12,459 4,276
General Electric Co. 5,214 1,480
General Mills, Inc. 11,761 438
General Motors Co. 17,819 1,328
Gilead Sciences, Inc. 8,524 1,188
GoDaddy , Inc. Class A(Æ) 2,039 169
Goldman Sachs Group, Inc. (The) 2,755 2,331
GSK PLC 167,878 4,604
Haleon PLC 1,031,746 5,107
Halliburton Co. 10,881 424
Halozyme Therapeutics, Inc.(Æ) 1,450 94
Hartford Insurance Group, Inc. (The) 5,529 748
HCA Healthcare, Inc. 15,143 7,166
Hershey Co. (The) 3,199 665
Hewlett Packard Enterprise Co. 24,442 582
Holcim AG(Æ) 9,288 771
Home Depot, Inc. (The) 5,724 1,883
Honeywell International, Inc. 4,514 1,020
Host Hotels & Resorts, Inc.(ö) 11,814 226
HP, Inc. 5,447 105
Hubbell, Inc. Class B 380 186
HubSpot , Inc.(Æ) 1,446 353
IDEXX Laboratories, Inc.(Æ) 933 524
Illinois Tool Works, Inc. 2,460 640
Illumina, Inc.(Æ) 804 99
Insulet Corp.(Æ) 400 84
Intel Corp.(Æ) 11,206 495
Intercontinental Exchange, Inc. 3,557 559
International Business Machines Corp. 2,028 492
Intuit, Inc. 8,938 3,865
Intuitive Surgical, Inc.(Æ) 3,762 1,734
Iridium Communications, Inc. 5,144 143
Johnson & Johnson 11,721 2,865
Johnson Controls International PLC 5,811 761
JPMorgan Chase & Co. 19,257 5,665
Keysight Technologies, Inc.(Æ) 2,145 606
KLA Corp. 538 792
Kraft Heinz Co. (The) 20,183 454
Kroger Co. (The) 9,907 717
Lam Research Corp. 10,989 2,348
Leidos Holdings, Inc. 1,396 217
Lennar Corp. Class A 4,704 408
Linde PLC 12,657 6,275
Lockheed Martin Corp. 1,498 905
Lowe's Cos., Inc. 2,420 572
LPL Financial Holdings, Inc. 1,617 486
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Marathon Petroleum Corp. 3,941 962
Marsh & McLennan Cos., Inc. 2,695 467
Marvell Technology, Inc. 2,556 253
Mastercard , Inc. Class A 24,524 12,254
McDonald's Corp. 2,531 787
McKesson Corp. 1,754 1,518
Medpace Holdings, Inc.(Æ) 224 108
Medtronic PLC 10,202 884
Merck & Co., Inc. 19,561 2,353
Meta Platforms, Inc. Class A 37,322 21,353
MetLife, Inc. 5,491 388
Microchip Technology, Inc. 1,560 101
Micron Technology, Inc. 7,016 2,370
Microsoft Corp. 70,872 26,235
Monolithic Power Systems, Inc. 759 830
Monster Beverage Corp.(Æ) 18,568 1,345
Moody's Corp. 986 430
Morgan Stanley 5,905 972
Motorola Solutions, Inc. 1,736 753
Nasdaq, Inc. 2,070 176
Nestle SA 28,043 2,782
Netflix, Inc. Class B(Æ) 28,579 2,748
Newmont Corp. 12,114 1,311
NMI Holdings, Inc. Class A(Æ) 5,364 201
Northrop Grumman Corp. 5,172 3,529
Novartis AG 25,299 3,841
NRG Energy, Inc. 5,666 828
Nucor Corp. 4,470 756
nVent Electric PLC 2,706 320
NVIDIA Corp. 243,379 42,445
NVR, Inc.(Æ) 33 217
ON Semiconductor Corp.(Æ) 11,605 719
Oracle Corp. 10,702 1,574
O'Reilly Automotive, Inc.(Æ) 8,604 794
PACCAR, Inc. 7,737 894
Palantir Technologies, Inc. Class A(Æ) 14,250 2,084
Palo Alto Networks, Inc.(Æ) 4,572 733
Parker-Hannifin Corp. 2,324 2,081
Paychex, Inc. 5,414 499
PayPal Holdings, Inc. 7,284 329
PepsiCo, Inc. 14,093 2,189
Pfizer, Inc. 34,993 983
PG&E Corp. 68,284 1,200
Philip Morris International, Inc. 4,873 806
Phillips 66 4,651 847
PNC Financial Services Group, Inc. (The) 2,517 524
Procter & Gamble Co. (The) 20,267 2,927
Progressive Corp. (The) 4,090 811
Prudential Financial, Inc. 3,615 353
Public Storage(ö) 1,864 505
PulteGroup, Inc. 4,552 535
Qnity Electronics, Inc. 2,078 240
QUALCOMM, Inc. 17,153 2,209
Ralph Lauren Corp. Class A 722 248
Realty Income Corp.(ö) 9,988 611
Regeneron Pharmaceuticals, Inc. 1,713 1,324
Reinsurance Group of America, Inc.
Class A 893 182
Republic Services, Inc. Class A 2,694 590
ResMed , Inc. 1,874 421

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 Venerable World Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Roche Holding AG 12,789 5,050
Rockwell Automation, Inc. 779 280
Roper Technologies, Inc. 1,316 466
Ross Stores, Inc. 3,487 755
Royal Caribbean Cruises, Ltd. 3,202 881
RTX Corp. 15,376 2,966
S&P Global, Inc. 1,131 481
Salesforce, Inc. 16,911 3,157
Sandisk Corp.(Æ) 479 304
Sanofi SA 43,645 4,210
Schneider Electric SE 22,156 6,086
Seagate Technology Holdings PLC 17,983 7,045
ServiceNow , Inc.(Æ) 11,460 1,198
Shell PLC 124,661 5,821
Sherwin-Williams Co. (The) 299 96
Simon Property Group, Inc.(ö) 3,934 734
Skyworks Solutions, Inc. 1,454 78
Snowflake, Inc. Class A(Æ) 6,237 941
Southern Co. (The) 5,663 547
Spotify Technology SA(Æ) 2,571 1,247
Sprouts Farmers Market, Inc.(Æ) 3,821 295
Starbucks Corp. 10,729 961
Stryker Corp. 1,522 500
Synchrony Financial 4,437 302
Synopsys, Inc.(Æ) 1,378 546
Sysco Corp. 7,451 531
Target Corp. 6,642 805
Teledyne Technologies, Inc.(Æ) 1,052 636
Tesla, Inc.(Æ) 12,646 4,701
Texas Instruments, Inc. 3,461 672
Textron, Inc. 3,131 274
Thermo Fisher Scientific, Inc. 1,681 826
TJX Cos., Inc. (The) 14,619 2,335
T-Mobile US, Inc. 4,777 1,003
Trane Technologies PLC 2,877 1,199
TransDigm Group, Inc. 3,442 3,989
Travelers Cos., Inc. (The) 1,760 513
Trimble, Inc.(Æ) 1,660 108
Truist Financial Corp. 11,458 527
Uber Technologies, Inc.(Æ) 71,935 5,174
Ulta Beauty, Inc.(Æ) 2,100 1,098
Union Pacific Corp. 2,627 637
United Airlines Holdings, Inc.(Æ) 25,379 2,337
United Parcel Service, Inc. Class B 9,394 924
United Rentals, Inc. 706 514
UnitedHealth Group, Inc. 23,212 6,281
US Bancorp 10,294 535
US Foods Holding Corp.(Æ) 1,940 179
Valero Energy Corp. 5,095 1,259
Veeva Systems, Inc. Class A(Æ) 2,358 414
Veralto Corp. 2,077 184
Verisk Analytics, Inc. Class A 2,347 445
Verizon Communications, Inc. 29,523 1,482
Vertex Pharmaceuticals, Inc.(Æ) 8,628 3,853
VICI Properties, Inc.(ö) 35,728 976
Viking Holdings, Ltd.(Æ) 16,363 1,202
Visa, Inc. Class A 16,274 4,919
Vistra Corp. 693 104
W.W. Grainger, Inc. 609 664
Walmart, Inc. 17,781 2,210
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Walt Disney Co. (The) 6,687 644
Waste Management, Inc. 14,169 3,256
WEC Energy Group, Inc. 4,847 561
Wells Fargo & Co. 22,665 1,804
Welltower , Inc.(ö) 7,833 1,549
Western Digital Corp. 6,422 1,737
Williams Cos., Inc. (The) 10,241 745
Xcel Energy, Inc. 7,071 562
Yelp, Inc. Class A(Æ) 3,705 92
Yum! Brands, Inc. 3,610 561
Zebra Technologies Corp. Class A(Æ) 814 170
Zoetis, Inc. Class A 7,001 828
621,455
Total Common Stocks
(cost $972,107) 988,481
Preferred Stocks - 0.3%
Germany - 0.3%
Henkel AG & Co. KGaA
3.125% (Ÿ) 9,082 698
Volkswagen AG
7.071% (Ÿ) 18,596 1,862
2,560
Total Preferred Stocks
(cost $2,977) 2,560
Short-Term Investments - 1.9%
United States - 1.9%
State Street Institutional U.S. Government
Money Market Fund 19,830,867 19,831
Total Short-Term Investments
(cost $19,831) 19,831
Total Investments - 98.0%
(cost $994,915) 1,010,872
Other Assets net of Liabilities
- 2.0%
21,098
Net Assets - 100.0%
1,031,970

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable World Equity Fund 45
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
S&P 500 E-Mini Index Futures 337 USD 110,717 06/18/2026
(2,539)
S&P/TSX 60 Index Futures 51 CAD 19,460 06/18/2026
91
SPI 200 Index Futures 96 AUD 20,431 06/18/2026
(155)
TOPIX Index Futures 44 JPY 1,541,760 06/11/2026 (81)
Contracts to Sell
CAC40 Euro Index Futures 103 EUR 8,060 04/17/2026
200
DAX Index Futures 12 EUR 6,851 06/19/2026
319
EURO STOXX 50 Index Futures 83 EUR 4,561 06/19/2026
200
FTSE 100 Index Futures 235 GBP 23,967 06/19/2026
387
FTSE/MIB Index Futures 11 EUR 2,397 06/19/2026
(5)
Hang Seng Index Futures 9 HKD 11,140 04/29/2026
19
IBEX 35 Index Futures 18 EUR 3,054 04/17/2026
47
MSCI Emerging Markets Index Futures 638 USD 46,402 06/19/2026
870
MSCI Singapore Index Futures 37 SGD 1,615 04/29/2026
(2)
OMXS30 Index Futures 73 SEK 21,316 04/17/2026 57
Total Futures Contracts (å) (592)
Forward Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America EUR 8,080 USD 9,386 06/17/26 15
Bank of Montreal SEK 5,570 USD 609 06/17/26 18
Goldman Sachs USD 1,251 AUD 1,751 06/17/26 (44)
Goldman Sachs USD 1,402 CAD 1,898 06/17/26 (33)
Goldman Sachs USD 2,518 JPY 395,974 06/17/26 (7)
Goldman Sachs GBP 5,244 USD 7,032 06/17/26 93
HSBC USD 1,255 AUD 1,751 06/17/26 (48)
HSBC USD 1,404 CAD 1,898 06/17/26 (35)
HSBC USD 2,516 JPY 395,974 06/17/26 (5)
HSBC EUR 8,080 USD 9,405 06/17/26 34
HSBC GBP 5,244 USD 7,041 06/17/26 101
Morgan Stanley USD 1,251 AUD 1,751 06/17/26 (44)
Morgan Stanley USD 1,402 CAD 1,898 06/17/26 (35)
Morgan Stanley USD 2,518 JPY 395,974 06/17/26 (7)
Morgan Stanley EUR 8,080 USD 9,403 06/17/26 31
Morgan Stanley GBP 5,244 USD 7,032 06/17/26 93
Standard Chartered USD 1,251 AUD 1,751 06/17/26 (45)
Standard Chartered USD 1,403 CAD 1,898 06/17/26 (34)
Standard Chartered USD 2,517 JPY 395,974 06/17/26 (6)
Standard Chartered EUR 8,080 USD 9,401 06/17/26 30
Standard Chartered GBP 5,244 USD 7,029 06/17/26 90
UBS USD 1,251 AUD 1,751 06/17/26 (44)
UBS USD 1,403 CAD 1,898 06/17/26 (34)
UBS USD 2,511 JPY 395,974 06/17/26 —
UBS EUR 8,080 USD 9,394 06/17/26 22
UBS GBP 5,244 USD 7,033 06/17/26 94
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contract s 200

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Venerable World Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Australia $ — $ 5,677 $ — $ 5,677
Austria — 2,403 — 2,403
Belgium — 1,725 — 1,725
Brazil 8,721 — — 8,721
Canada 20,744 — — 20,744
China 5,643 11,531 — 17,174
Denmark — 4,683 — 4,683
Finland — 2,939 — 2,939
France — 43,004 — 43,004
Germany — 27,102 — 27,102
Hong Kong — 10,695 — 10,695
India 3,014 — — 3,014
Indonesia — 564 — 564
Ireland 5,961 3,858 — 9,819
Israel — 1,077 — 1,077
Italy 991 7,985 — 8,976
Japan — 50,792 — 50,792
Luxembourg — 323 — 323
Mexico 1,606 — — 1,606
Netherlands 357 25,561 — 25,918
Singapore 238 2,254 — 2,492
South Africa — 3,261 — 3,261
South Korea 1,217 14,953 — 16,170
Spain — 3,693 — 3,693
Sweden — 2,945 — 2,945
Switzerland 1,114 12,736 — 13,850
Taiwan 22,929 4,228 — 27,157
Thailand — 2,292 — 2,292
Turkey — 153 — 153
United Kingdom 2,515 45,542 — 48,057
United States 580,012 41,443 — 621,455
Preferred Stocks — 2,560 — 2,560
Short-Term Investments 19,831 — — 19,831
Total Investments 674,893 335,979 — 1,010,872
Derivatives
Assets
Futures Contracts 2,190 — — 2,190
Forward Foreign Currency Exchange
Contracts — 621 — 621
Liabilities
Futures Contracts (2,782) — — (2,782)
Forward Foreign Currency Exchange
Contracts — (421) — (421)
Total Derivatives
*
$ (592) $ 200 $ — $ (392)
*
Futures and forward foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable World Equity Fund 47
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary ....................................................................
120,955 11. 7
Consumer Staples ...............................................................................
46,908 4. 6
Energy ................................................................................................
43,478 4.2
Financial Services ..............................................................................
188,241 18.2
Health Care ........................................................................................
102,402 9.9
Materials and Processing ...................................................................
45,068 4.4
Producer Durables ..............................................................................
75,409 7.3
Technology .........................................................................................
335,539 32.5
Utilities ...............................................................................................
30,481 3.0
Preferred Stocks
Consumer Discretionary ....................................................................
1,862 0.2
Consumer Staples ...............................................................................
698 0.1
Short-Term Investments .............................................................
19,831 1.9
Total Investments ............................................................................... 1,010,872 98.0

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Venerable High Yield Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Long-Term Fixed Income Investments - 96.5%
Corporate Bonds and Notes - 96.5%
Consumer Discretionary - 25.6%
1011778 BC ULC / New Red Finance,
Inc.
6.125% due 06/15/29 (Þ) 4,000 4,069
Ashton Woods USA LLC / Ashton
Woods Finance Co.
4.625% due 04/01/30 (Þ) 2,400 2,234
6.875% due 08/01/33 (Þ) 1,655 1,598
Banijay Entertainment SAS
8.125% due 05/01/29 (Þ) 5,100 5,262
Beach Acquisition Bidco LLC
10.000% due 07/15/33 (Þ) 5,455 5,798
Block Communications, Inc.
10.250% due 03/01/31 (Þ) 2,455 2,239
Caesars Entertainment, Inc.
4.625% due 10/15/29 (Þ) 725 698
Carnival Corp.
5.750% due 03/15/30 (Þ) 3,600 3,627
5.750% due 08/01/32 (Þ) 3,725 3,726
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.375% due 06/01/29 (Þ) 1,900 1,874
4.500% due 08/15/30 (Þ) 3,500 3,267
7.000% due 02/01/33 (Þ) 235 236
4.500% due 06/01/33 (Þ) 4,000 3,485
Clarios Global, LP / Clarios US
Finance Co.
6.750% due 09/15/32 (Þ) 4,755 4,795
Clear Channel Outdoor Holdings, Inc.
7.875% due 04/01/30 (Þ) 3,400 3,563
7.500% due 03/15/33 (Þ) 1,900 2,013
Connect Finco SARL / Connect US
Finco LLC
9.000% due 09/15/29 (Þ) 5,400 5,672
CSC Holdings LLC
3.375% due 02/15/31 (Þ) 2,400 1,409
Directv Financing LLC
8.875% due 02/01/30 (Þ) 1,900 1,896
Discovery Global Holdings, Inc.
Series *
4.054% due 03/15/29 2,460 2,380
5.050% due 03/15/42 1,675 1,117
Dornoch Debt Merger Sub, Inc.
6.625% due 10/15/29 (Þ) 7,400 6,591
Dream Finders Homes, Inc.
8.250% due 08/15/28 (Þ) 2,700 2,743
EW Scripps Co. (The)
9.875% due 08/15/30 (Þ) 3,500 3,402
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
4.625% due 01/15/29 (Þ) 2,000 1,914
6.750% due 01/15/30 (Þ) 5,600 5,232
FirstCash , Inc.
4.625% due 09/01/28 (Þ) 1,500 1,474
6.875% due 03/01/32 (Þ) 3,700 3,777
Forvia SE
6.750% due 09/15/33 (Þ) 1,705 1,664
Gates Corp.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
6.875% due 07/01/29 (Þ) 5,800 5,943
Great Canadian Gaming Corp.
8.750% due 11/15/29 (Þ) 3,000 2,925
IHO Verwaltungs GmbH
7.750% due 11/15/30 (Þ) 800 814
K. Hovnanian Enterprises, Inc.
8.000% due 04/01/31 (Þ) 720 714
8.375% due 10/01/33 (Þ) 1,080 1,068
LGI Homes, Inc.
8.750% due 12/15/28 (Þ) 775 794
Mohegan Tribal Gaming Authority /
MS Digital Entertainment Holdings
LLC
8.250% due 04/15/30 (Þ) 5,000 5,108
NCL Corp., Ltd.
7.750% due 02/15/29 (Þ) 2,000 2,078
6.750% due 02/01/32 (Þ) 2,100 2,084
6.250% due 09/15/33 (Þ) 1,490 1,447
Neptune Bidco US, Inc.
9.290% due 04/15/29 (Þ) 630 632
9.500% due 02/15/33 (Þ) 2,925 2,849
Newell Brands, Inc.
8.500% due 06/01/28 (Þ) 790 817
Nexstar Media Group, Inc.
6.500% due 09/15/33 (Þ) 2,265 2,283
7.250% due 04/15/34 (Þ) 3,635 3,643
Nissan Motor Co., Ltd.
8.125% due 07/17/35 (Þ) 2,105 2,169
OneSky Flight LLC
8.875% due 12/15/29 (Þ) 1,375 1,418
Outfront Media Capital LLC / Outfront
Media Capital Corp.
4.625% due 03/15/30 (Þ) 2,105 2,031
PetSmart LLC / PetSmart Finance
Corp.
7.500% due 09/15/32 (Þ) 1,980 1,996
Qnity Electronics, Inc.
5.750% due 08/15/32 (Þ) 4,885 4,891
6.250% due 08/15/33 (Þ) 920 933
Rivers Enterprise Lender LLC / Rivers
Enterprise Lender Corp.
6.250% due 10/15/30 (Þ) 1,330 1,328
Royal Caribbean Cruises, Ltd.
6.000% due 02/01/33 (Þ) 3,300 3,338
Taylor Morrison Communities, Inc.
5.750% due 11/15/32 (Þ) 1,295 1,298
Univision Communications, Inc.
9.375% due 08/01/32 (Þ) 700 722
Viasat , Inc.
7.500% due 05/30/31 (Þ) 4,325 4,274
Viking Cruises, Ltd.
7.000% due 02/15/29 (Þ) 3,900 3,905
9.125% due 07/15/31 (Þ) 900 949
5.875% due 10/15/33 (Þ) 1,390 1,375
VZ Secured Financing BV
7.500% due 01/15/33 (Þ) 3,340 3,155
Wayfair LLC
7.250% due 10/31/29 (Þ) 800 817
7.750% due 09/15/30 (Þ) 1,500 1,561
6.750% due 11/15/32 (Þ) 3,015 3,038

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable High Yield Fund 49
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
7.125% due 02/15/31 (Þ) 4,000 4,202
ZF North America Capital, Inc.
6.875% due 04/23/32 (Þ) 2,855 2,723
167,077
Consumer Staples - 6.2%
Bausch & Lomb Corp.
8.375% due 10/01/28 (Þ) 3,400 3,518
Chobani Holdco II LLC
9.500% due 10/01/29 (Þ) 1,279 1,357
Chobani LLC / Chobani Finance Corp.,
Inc.
7.625% due 07/01/29 (Þ) 1,900 1,946
EquipmentShare.com, Inc.
9.000% due 05/15/28 (Þ) 3,035 3,134
8.625% due 05/15/32 (Þ) 1,865 1,948
8.000% due 03/15/33 (Þ) 1,500 1,549
Froneri Lux FinCo SARL
6.000% due 08/01/32 (Þ) 4,320 4,225
Grand Canyon University
5.125% due 10/01/28 2,200 2,184
Industrial F&B Investments III, Inc.
7.750% due 02/11/33 (Þ) 2,220 2,243
Opal Bidco SAS
6.500% due 03/31/32 (Þ) 3,600 3,602
PROG Holdings, Inc.
6.000% due 11/15/29 (Þ) 1,800 1,716
RR Donnelley & Sons Co.
9.500% due 08/01/29 (Þ) 5,650 5,743
Veritiv Operating Co.
10.500% due 11/30/30 (Þ) 4,350 4,517
VM Consolidated, Inc.
5.500% due 04/15/29 (Þ) 3,100 2,995
40,677
Energy - 11.8%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 3,200 3,215
Archrock Services, LP / Archrock
Partners Finance Corp.
6.000% due 02/01/34 (Þ) 2,090 2,070
Calumet Specialty Products Partners,
LP / Calumet Finance Corp.
9.750% due 02/15/31 (Þ) 1,520 1,613
Coronado Finance Pty, Ltd.
9.250% due 10/01/29 (Þ) 2,050 1,849
Crescent Energy Co.
2.750% due 03/15/31 (Þ) 1,220 1,402
Crescent Energy Finance LLC
7.875% due 04/15/32 (Þ) 1,800 1,841
7.375% due 01/15/33 (Þ) 3,410 3,411
8.375% due 01/15/34 (Þ) 4,085 4,270
Expand Energy Corp.
6.750% due 04/15/29 (Þ) 4,300 4,309
Hess Midstream Operations, LP
6.500% due 06/01/29 (Þ) 2,165 2,212
Hilcorp Energy I, LP / Hilcorp Finance
Co.
6.250% due 04/15/32 (Þ) 1,120 1,083
7.250% due 02/15/35 (Þ) 3,000 2,992
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Kinetik Holdings, LP
5.875% due 06/15/30 (Þ) 3,300 3,311
Kodiak Gas Services LLC
5.875% due 04/01/31 (Þ) 1,620 1,627
6.500% due 10/01/33 (Þ) 850 857
6.750% due 10/01/35 (Þ) 1,500 1,524
Martin Midstream Partners, LP / Martin
Midstream Finance Corp.
11.500% due 02/15/28 (Þ) 2,600 2,675
Nabors Industries, Inc.
9.125% due 01/31/30 (Þ) 2,000 2,099
8.875% due 08/15/31 (Þ) 915 954
PBF Holding Co. LLC / PBF Finance
Corp.
6.000% due 02/15/28 500 499
Sunoco, LP
5.375% due 07/15/31 (Þ) 1,530 1,518
6.250% due 07/01/33 (Þ) 2,150 2,163
5.625% due 07/15/34 (Þ) 910 896
Tranocean Aquila, Ltd.
8.000% due 09/30/28 (Þ) 800 818
Transocean International, Ltd.
8.250% due 05/15/29 (Þ) 600 620
8.750% due 02/15/30 (Þ) 910 948
8.500% due 05/15/31 (Þ) 1,500 1,576
7.875% due 10/15/32 (Þ) 440 468
6.800% due 03/15/38 2,300 2,213
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 1,700 1,616
4.125% due 08/15/31 (Þ) 2,200 2,046
Venture Global LNG, Inc.
9.500% due 02/01/29 (Þ) 3,900 4,219
8.375% due 06/01/31 (Þ) 3,900 4,056
Venture Global Plaquemines LNG LLC
6.125% due 12/15/30 (Þ) 210 216
7.500% due 05/01/33 (Þ) 850 935
6.500% due 01/15/34 (Þ) 975 1,017
6.500% due 06/15/34 (Þ) 210 219
7.750% due 05/01/35 (Þ) 850 953
6.750% due
0
1/15/36 (Þ) 2,950 3,121
Weatherford International, Ltd.
8.625% due 04/30/30 (Þ) 696 710
6.750% due 10/15/33 (Þ) 3,065 3,123
77,264
Financial Services - 15.0%
Acrisure LLC / Acrisure Finance, Inc.
8.500% due 06/15/29 (Þ) 1,300 1,289
7.500% due 11/06/30 (Þ) 1,400 1,400
Alliant Holdings Intermediate LLC /
Alliant Holdings Co.-Issuer
7.000% due 01/15/31 (Þ) 2,100 2,118
7.375% due 10/01/32 (Þ) 1,400 1,374
Asurion LLC and Asurion Co.-Issuer,
Inc.
8.375% due 02/01/34 (Þ) 3,245 3,161
CrossCountry Intermediate HoldCo
LLC
6.500% due 10/01/30 (Þ) 2,060 1,964
6.750% due 12/01/32 (Þ) 1,530 1,441
Encore Capital Group, Inc.

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Venerable High Yield Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
9.250% due 04/01/29 (Þ) 1,300 1,365
8.500% due 05/15/30 (Þ) 3,800 4,019
Freedom Mortgage Holdings LLC
9.250% due 02/01/29 (Þ) 4,200 4,259
8.375% due 04/01/32 (Þ) 500 492
7.875% due 04/01/33 (Þ) 1,855 1,740
Global Net Lease, Inc. / Global Net
Lease Operating Partnership, LP
3.750% due 12/15/27 (Þ) 3,450 3,344
Iron Mountain, Inc.
7.000% due 02/15/29 (Þ) 1,400 1,427
5.625% due 07/15/32 (Þ) 5,500 5,335
Jane Street Group / JSG Finance, Inc.
4.500% due 11/15/29 (Þ) 900 872
6.125% due 11/01/32 (Þ) 3,100 3,071
6.750% due 05/01/33 (Þ) 4,000 4,060
Jefferson Capital Holdings LLC
9.500% due 02/15/29 (Þ) 3,200 3,358
8.250% due 05/15/30 (Þ) 2,500 2,608
Millrose Properties, Inc.
6.375% due 08/01/30 (Þ) 6,495 6,506
MPT Operating Partnership, LP / MPT
Finance Corp.
8.500% due 02/15/32 (Þ) 4,000 4,060
OneMain Finance Corp.
5.375% due 11/15/29 1,300 1,255
7.125% due 11/15/31 1,400 1,391
6.500% due 03/15/33 560 536
Osaic Holdings, Inc.
8.000% due 08/01/33 (Þ) 5,085 5,021
PHH Escrow Issuer LLC/PHH Corp.
9.875% due 11/01/29 (Þ) 4,700 4,521
PRA Group, Inc.
8.375% due 02/01/28 (Þ) 300 302
5.000% due 10/01/29 (Þ) 3,700 3,414
8.875% due 01/31/30 (Þ) 1,400 1,415
RHP Hotel Properties, LP / RHP
Finance Corp.
7.250% due 07/15/28 (Þ) 3,700 3,777
6.500% due 04/01/32 (Þ) 1,800 1,833
6.500% due 06/15/33 (Þ) 1,050 1,068
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
3.625% due 03/01/29 (Þ) 4,300 4,074
Stonex Escrow Issuer LLC
6.875% due 07/15/32 (Þ) 2,360 2,391
StoneX Group, Inc.
7.875% due 03/01/31 (Þ) 3,600 3,745
VICI Properties, LP / VICI Note Co.,
Inc.
3.875% due 02/15/29 (Þ) 4,100 3,985
97,991
Health Care - 7.3%
CHS/Community Health Systems, Inc.
6.000% due 01/15/29 (Þ) 3,000 2,970
10.875% due 01/15/32 (Þ) 3,280 3,524
Concenta Escrow Issuer Corp.
6.875% due 07/15/32 (Þ) 3,800 3,932
DaVita, Inc.
4.625% due 06/01/30 (Þ) 6,400 6,153
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
GENMAB Finance LLC
6.250% due 12/15/32 (Þ) 2,250 2,307
7.250% due 12/15/33 (Þ) 2,250 2,353
Grifols SA
4.750% due 10/15/28 (Þ) 2,300 2,256
Insulet Corp.
6.500% due 04/01/33 (Þ) 3,355 3,423
IQVIA, Inc.
6.250% due 06/01/32 (Þ) 4,300 4,366
Kedrion SpA
6.500% due 09/01/29 (Þ) 7,500 7,232
MPH Acquisition Holdings LLC
5.750% due 12/31/30 (Þ) 1,378 1,071
11.500% due 12/31/30 (Þ) 608 551
6.750% due 03/31/31 (Þ) 3,268 2,189
Tenet Healthcare Corp.
6.125% due 06/15/30 3,130 3,156
6.750% due 05/15/31 1,500 1,535
6.000% due 11/15/33 (Þ) 700 709
47,727
Materials and Processing - 6.5%
ARC Falcon I, Inc. / Arclin USA LLC /
New Arclin US Holding Corp.
9.750% due 03/01/33 (Þ) 2,450 2,357
Cerdia Finanz GmbH
9.375% due 10/03/31 (Þ) 1,539 1,531
Cleveland-Cliffs, Inc.
7.000% due 03/15/32 (Þ) 1,800 1,742
7.625% due 01/15/34 (Þ) 1,790 1,748
Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/32 (Þ) 3,300 3,122
Commercial Metals Co.
5.750% due 11/15/33 (Þ) 1,055 1,046
6.000% due 12/15/35 (Þ) 2,110 2,081
Constellium SE
3.750% due 04/15/29 (Þ) 2,100 2,006
6.375% due 08/15/32 (Þ) 1,600 1,617
Element Solutions, Inc.
3.875% due 09/01/28 (Þ) 3,300 3,212
FMC Corp.
8.450% due 11/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.366%)(Ê) 1,800 1,166
GPD Cos., Inc.
12.500% due 12/31/29 (Þ) 3,140 1,651
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 1,400 1,346
Magnera Corp.
4.750% due 11/15/29 (Þ) 1,500 1,351
Mauser Packaging Solutions Holding
Co.
9.250% due 04/15/30 (Þ) 900 835
Mineral Resources, Ltd.
7.000% due 04/01/31 (Þ) 1,405 1,434
Novelis Corp.
4.750% due 01/30/30 (Þ) 3,500 3,315
6.875% due 01/30/30 (Þ) 1,300 1,311
6.375% due 08/15/33 (Þ) 435 427
Rain Carbon, Inc.

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable High Yield Fund 51
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
12.250% due 09/01/29 (Þ) 4,620 4,753
Toucan FinCo , Ltd./Toucan FinCo Can,
Inc./Toucan FinCo US LLC
9.500% due 05/15/30 (Þ) 5,400 4,714
42,765
Producer Durables - 10.9%
Arcosa , Inc.
4.375% due 04/15/29 (Þ) 4,000 3,852
6.875% due 08/15/32 (Þ) 2,700 2,769
ATS Corp.
4.125% due 12/15/28 (Þ) 3,800 3,664
Axon Enterprise, Inc.
6.250% due 03/15/33 (Þ) 900 919
Calderys Financing LLC
11.250% due 06/01/28 (Þ) 3,200 3,308
Cornerstone Building Brands, Inc.
6.125% due 01/15/29 (Þ) 2,400 436
Efesto Bidco SpA / Efesto US LLC
Series XR
7.500% due 02/15/32 (Þ) 5,450 5,414
Esab Corp.
6.250% due 04/15/29 (Þ) 2,600 2,634
5.625% due 04/01/31 (Þ) 1,490 1,500
Miter Brands Acquisition Holdco, Inc. /
MIWD Borrower LLC
6.750% due 04/01/32 (Þ) 5,070 4,854
Quikrete Holdings, Inc.
6.375% due 03/01/32 (Þ) 1,650 1,677
Smyrna Ready Mix Concrete LLC
8.875% due 11/15/31 (Þ) 1,000 1,023
TransDigm , Inc.
6.750% due 01/31/34 (Þ) 2,060 2,088
TTM Technologies, Inc.
4.000% due 03/01/29 (Þ) 6,300 6,051
Waste Pro USA, Inc.
7.000% due 02/01/33 (Þ) 2,000 2,028
Watco Cos. LLC / Watco Finance Corp.
7.125% due 08/01/32 (Þ) 6,415 6,595
Weekley Homes LLC / Weekley
Finance Corp.
4.875% due 09/15/28 (Þ) 1,600 1,548
6.750% due 01/15/34 (Þ) 4,680 4,486
WESCO Distribution, Inc.
5.250% due 04/15/31 (Þ) 1,350 1,342
6.375% due 03/15/33 (Þ) 3,250 3,313
Wrangler Holdco Corp.
6.625% due 04/01/32 (Þ) 6,000 6,181
XPO, Inc.
7.125% due 02/01/32 (Þ) 5,400 5,572
71,254
Technology - 5.7%
CACI International, Inc.
6.375% due 06/15/33 (Þ) 2,150 2,187
Cogent Communications Group LLC /
Cogent Finance, Inc.
7.000% due 06/15/27 (Þ) 2,400 2,372
6.500% due 07/01/32 (Þ) 3,300 2,876
Flutter Treasury DAC
5.875% due 06/04/31 (Þ) 2,250 2,226
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Fortress Intermediate 3, Inc.
7.500% due 06/01/31 (Þ) 7,200 7,171
Gen Digital, Inc.
6.250% due 04/01/33 (Þ) 1,400 1,363
Gray Media, Inc.
5.375% due 11/15/31 (Þ) 1,100 813
9.625% due 07/15/32 (Þ) 2,465 2,467
McAfee Corp.
7.375% due 02/15/30 (Þ) 4,900 4,042
McGraw-Hill Education, Inc.
7.375% due 09/01/31 (Þ) 1,600 1,634
OAK-Eagle Acquireco , Inc.
7.250% due 07/01/33 (Þ) 1,390 1,440
8.750% due 07/01/34 (Þ) 1,165 1,218
Rocket Software, Inc.
6.500% due 02/15/29 (Þ) 1,400 1,260
Seagate Data Storage Technology Pte ,
Ltd.
5.875% due 07/15/30 (Þ) 2,600 2,644
Sinclair Television Group, Inc.
8.125% due 02/15/33 (Þ) 3,250 3,312
37,025
Utilities - 7.5%
APLD ComputeCo LLC
9.250% due 12/15/30 (Þ) 4,845 4,992
APLD ComputeCo 2 LLC
6.750% due 03/15/31 (Þ) 3,230 3,212
Atlantica Sustainable Infrastructure,
Ltd.
4.125% due 06/15/28 (Þ) 2,902 2,811
Black Pearl Compute LLC
6.125% due 02/15/31 (Þ) 1,855 1,889
California Buyer, Ltd. / Atlantica
Sustainable Infrastructure PLC
6.375% due 02/15/32 (Þ) 2,250 2,199
Cipher Compute LLC
7.125% due 11/15/30 (Þ) 1,805 1,871
Clearway Energy Operating LLC
5.750% due 01/15/34 (Þ) 2,005 1,975
Leeward Renewable Energy Operations
LLC
4.250% due 07/01/29 (Þ) 5,800 5,416
Maya SAS
7.000% due 04/15/32 (Þ) 3,275 3,282
NRG Energy, Inc.
5.750% due 07/15/29 (Þ) 1,000 998
6.000% due 01/15/36 (Þ) 4,935 4,890
SV RNO Property Owner 1 LLC
5.875% due 03/01/31 (Þ) 2,855 2,829
Talen Energy Supply LLC
8.625% due 06/01/30 (Þ) 2,300 2,409
6.250% due 02/01/34 (Þ) 1,455 1,445
6.500% due 02/01/36 (Þ) 955 963
Vistra Operations Co. LLC
7.750% due 10/15/31 (Þ) 4,800 5,029
WULF Compute LLC
7.750% due 10/15/30 (Þ) 2,700 2,853
49,063
630,843

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Venerable High Yield Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Total Long-Term Fixed
Income Investments
(cost $637,506) 630,843
Number of
S hares
Preferred Stocks - 0.3%
Consumer Discretionary - 0.1%
Boeing Co. (The)
6.000% due 10/15/27 11,000 714
Technology - 0.2%
Oracle Corp.
6.500% due 01/15/29 25,000 1,125
Total Preferred Stocks
(cost $1,800) 1,839
Short-Term Investments - 2.6%
State Street Institutional U.S.
Government Money Market Fund 16,843,383 16,843
Total Short-Term Investments
(cost $16,843) 16,843
Total Investments - 99.4%
(cost $656,149) 649,525
Other Assets net of
Liabilities - 0.6%
3,795
Net Assets - 100.0%
653,320

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable High Yield Fund 53
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Long-Term Fixed Income Investments
Corporate Bonds and Notes $ — $ 630,843 $ — $ 630,843
Preferred Stocks 1,839 — — 1,839
Short-Term Investments 16,843 — — 16,843
Total Investments
$ 18,682 $ 630,843 $ — $ 649,525
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
3,283 0.5
Canada ................................................................................................
21,554 3.3
Denmark .............................................................................................
4,660 0.7
France .................................................................................................
17,117 2.6
Germany .............................................................................................
5,069 0.8
Ireland ................................................................................................
2,226 0.3
Italy ....................................................................................................
12,646 1.9
Japan ..................................................................................................
2,169 0.3
Luxembourg .......................................................................................
4,225 0.7
Netherlands ........................................................................................
3,155 0.5
Spain ..................................................................................................
5,067 0.8
United Kingdom .................................................................................
7,871 1.2
United States ......................................................................................
560,483 85.8
Total Investments ............................................................................... 649,525 99.4

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Long-Term Fixed Income Investments - 115.4%
Asset-Backed Securities - 8.6%
522 Funding CLO, Ltd.
Series 2024-6A Class A1R2
4.871% due 10/23/34 (CME Term
SOFR 3 Month + 1.200%)(Ê)(Þ) 5,490 5,485
AGL CLO, Ltd.
Series 2024-33A Class A1
5.020% due 07/21/37 (CME Term
SOFR 3 Month + 1.350%)(Ê)(Þ) 1,630 1,630
Angel Oak Mortgage Trust
Series 2025-HB1 Class A1
5.462% due 02/25/55 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 827 832
Basswood Park CLO, Ltd.
Series 2021-1A Class AR
4.698% due 04/20/34 (CME Term
SOFR 3 Month + 1.030%)(Ê)(Þ) 1,950 1,947
Battalion CLO, Ltd.
Series 2016-10A Class A1R3
4.808% due 01/24/35 (CME Term
SOFR 3 Month + 1.140%)(Ê)(Þ) 3,693 3,691
Birch Grove CLO, Ltd.
Series 2024-8A Class A1
5.298% due 04/20/37 (CME Term
SOFR 3 Month + 1.630%)(Ê)(Þ) 3,000 3,001
Black Diamond CLO, Ltd.
Series 2024-1A Class A1
5.318% due 10/25/37 (CME Term
SOFR 3 Month + 1.650%)(Ê)(Þ) 5,000 5,003
BlueMountain CLO, Ltd.
Series 2025-31A Class A2R
5.068% due 04/19/34 (CME Term
SOFR 3 Month + 1.400%)(Ê)(Þ) 5,100 5,092
BRAVO Residential Funding Trust
Series 2025-HE1 Class A1
5.012% due 09/25/72 (SOFR 30 Day
Average + 1.350%)(Ê)(Þ) 2,008 2,006
Carmax Auto Owner Trust
Series 2025-2 Class A2A
4.590% due 07/17/28 1,608 1,611
CarVal CLO, Ltd.
Series 2024-1A Class A1R
5.108% due 07/20/37 (CME Term
SOFR 3 Month + 1.440%)(Ê)(Þ) 1,920 1,921
Chase Auto Owner Trust
Series 2024-3A Class A3
5.220% due 07/25/29 (Þ) 1,790 1,805
Compass Datacenters Issuer II LLC
Series 2024-2A Class A1
5.022% due 08/25/49 (Þ) 3,127 3,117
Series 2025-2A Class A1
4.926% due 11/25/50 (Þ) 1,058 1,037
Dryden Senior Loan Fund
Series 2019-75A Class AR3
4.712% due 04/14/34 (CME Term
SOFR 3 Month + 1.040%)(Ê)(Þ) 9,300 9,292
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series 2025-86A Class A1R2
4.798% due 07/17/34 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 2,250 2,250
Elmwood CLO, Ltd.
Series 2019-1A Class A1R3
4.780% due 04/20/37 (CME Term
SOFR 3 Month + 1.120%)(Ê)(Þ) 5,180 5,170
Series 2022-3A Class BRR
5.126% due 04/20/37 (CME Term
SOFR 3 Month + 1.450%)(Ê)(Þ) 1,525 1,522
Empower CLO, Ltd.
Series 2024-1A Class A1
5.268% due 04/25/37 (CME Term
SOFR 3 Month + 1.600%)(Ê)(Þ) 1,750 1,751
FIGRE Trust
Series 2025-HE3 Class A
5.560% due 05/25/55 (~)(Ê)(Þ) 1,077 1,081
Series 2025-HE4 Class A
5.408% due 07/25/55 (~)(Ê)(Þ) 3,256 3,257
Ford Credit Auto Owner Trust
Series 2021-2 Class C
2.110% due 05/15/34 (Þ) 1,870 1,841
Series 2022-1 Class A
3.880% due 11/15/34 (Þ) 1,065 1,062
Series 2024-1 Class A
4.870% due 08/15/36 (~)(Ê)(Þ) 3,560 3,614
GM Financial Revolving Receivables
Trust
Series 2024-1 Class A
4.980% due 12/11/36 (Þ) 5,693 5,800
Hardee's Funding LLC
Series 2024-1A Class A2
7.253% due 03/20/54 (Þ) 3,430 3,496
Hyundai Auto Receivables Trust
Series 2025-B Class A3
4.360% due 12/17/29 7,058 7,073
Series 2025-C Class A2B
4.022% due 07/17/28 (SOFR 30 Day
Average + 0.350%)(Ê) 7,573 7,573
JPMorgan Mortgage Trust
Series 2024-CES1 Class A1A
5.919% due 06/25/54 (~)(Ê)(Þ) 646 649
Series 2025-CES2 Class A1
5.592% due 06/25/55 (~)(Ê)(Þ) 5,628 5,642
LCM, Ltd.
Series 2026-39A Class A2R2
4.963% due 10/15/34 (CME Term
SOFR 3 Month + 1.300%)(Ê)(Þ) 650 649
Lunar Structured Aircraft Portfolio
Notes
Series 2021-1 Class A
2.636% due 10/15/46 (Þ) 4,027 3,825
Madison Park Funding, Ltd.
Series 2026-50A Class AR
4.633% due 04/19/34 (CME Term
SOFR 3 Month + 0.970%)(Ê)(Þ) 1,350 1,347
Magnetite CLO, Ltd.

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Strategic Bond Fund 55
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series 2024-17A Class AR2
5.168% due 04/20/37 (CME Term
SOFR 3 Month + 1.500%)(Ê)(Þ) 870 870
Mercedes-Benz Auto Receivables Trust
Series 2023-1 Class A4
4.310% due 04/16/29 5,848 5,857
Neuberger Berman Loan Advisers
CLO, Ltd.
Series 2022-51A Class AR2
4.668% due 10/23/36 (CME Term
SOFR 3 Month + 1.000%)(Ê)(Þ) 1,800 1,800
Series 2026-51A Class BR2
5.068% due 10/23/36 (CME Term
SOFR 3 Month + 1.400%)(Ê)(Þ) 1,775 1,773
Northwoods Capital, Ltd.
Series 2025-25A Class B1R
5.268% due 07/20/34 (CME Term
SOFR 3 Month + 1.600%)(Ê)(Þ) 5,630 5,599
Oaktree CLO, Ltd.
Series 2024-25A Class A
5.218% due 04/20/37 (CME Term
SOFR 3 Month + 1.550%)(Ê)(Þ) 4,800 4,800
Ocean Trails CLO, Ltd.
Series 2024-10A Class AR2
4.972% due 10/15/34 (CME Term
SOFR 3 Month + 1.300%)(Ê)(Þ) 1,250 1,249
Octagon Investment Partners 49, Ltd.
Series 2026-5A Class ARR
4.792% due 04/15/37 (CME Term
SOFR 3 Month + 1.120%)(Ê)(Þ) 1,980 1,967
OHA Credit Funding, Ltd.
Series 2024-18A Class A1
5.168% due 04/20/37 (CME Term
SOFR 3 Month + 1.500%)(Ê)(Þ) 2,050 2,051
RR, Ltd.
Series 2021-16A Class A1R
4.722% due 07/15/36 (CME Term
SOFR 3 Month + 1.050%)(Ê)(Þ) 1,180 1,177
Towd Point Mortgage Trust
Series 2024-CES4 Class A1
5.122% due 09/25/64 (~)(Ê)(Þ) 1,930 1,924
USB Auto Owner Trust
Series 2025-1A Class A3
4.490% due 06/17/30 (Þ) 4,074 4,085
Whitebox CLO, Ltd.
Series 2024-3A Class A1R
4.942% due 10/15/35 (CME Term
SOFR 3 Month + 1.270%)(Ê)(Þ) 4,700 4,696
Woodmont Trust
Series 2023-12A Class A1R
5.068% due 10/25/32 (CME Term
SOFR 3 Month + 1.400%)(Ê)(Þ) 3,045 3,045
Zais CLO, Ltd.
Series 2025-16A Class A1R2
4.798% due 10/20/34 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 2,500 2,489
148,454
Corporate Bonds and Notes - 31.9%
Consumer Discretionary - 3.8%
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 4,795 4,524
1.800% due 02/10/31 (Þ) 428 371
Amazon.com, Inc.
4.550% due 03/13/33 815 807
4.875% due 03/13/36 1,205 1,194
5.800% due 03/13/56 170 170
6.050% due 03/13/76 1,079 1,072
AS Mileage Plan IP, Ltd.
5.021% due 10/20/29 (Þ) 2,350 2,323
Carnival Corp.
4.000% due 08/01/28 (Þ) 5,345 5,219
5.750% due 03/15/30 (Þ) 1,840 1,854
5.750% due 08/01/32 (Þ) 2,500 2,500
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
4.200% due 03/15/28 900 892
5.050% due 03/30/29 3,300 3,316
2.800% due 04/01/31 900 808
4.400% due 04/01/33 1,350 1,261
6.550% due 06/01/34 1,250 1,297
6.484% due 10/23/45 500 461
5.750% due 04/01/48 370 309
4.800% due 03/01/50 1,420 1,053
3.900% due 06/01/52 1,230 782
5.500% due 04/01/63 1,050 810
Comcast Corp.
3.750% due 04/01/40 2,150 1,741
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 2,750 2,745
Dick's Sporting Goods, Inc.
3.150% due 01/15/32 2,520 2,292
4.100% due 01/15/52 3,050 2,159
DR Horton, Inc.
5.000% due 10/15/34 296 292
Ford Motor Co.
6.100% due 08/19/32 1,380 1,391
Ford Motor Credit Co. LLC
4.950% due 05/28/27 2,790 2,789
7.350% due 03/06/30 4,320 4,558
General Motors Co.
5.600% due 10/15/32 500 512
General Motors Financial Co., Inc.
4.200% due 10/27/28 610 604
2.350% due 01/08/31 1,000 891
5.450% due 09/06/34 945 937
Hyundai Capital America
5.300% due 01/08/30 (Þ) 3,500 3,556
5.400% due 06/24/31 (Þ) 1,800 1,833
5.400% due 06/23/32 (Þ) 165 168
Las Vegas Sands Corp.
6.000% due 08/15/29 890 915
Marriott International, Inc.
4.500% due 05/01/33 1,105 1,067
Paramount Global
3.700% due 06/01/28 790 764
Tapestry, Inc.
5.100% due 03/11/30 1,132 1,144

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
3.050% due 03/15/32 430 390
5.500% due 03/11/35 1,376 1,380
Time Warner Cable LLC
7.300% due 07/01/38 1,760 1,841
64,992
Consumer Staples - 2.1%
BAT Capital Corp.
4.625% due 03/22/33 4,670 4,569
4.390% due 08/15/37 1,271 1,155
Haleon US Capital LLC
3.375% due 03/24/29 1,000 973
3.625% due 03/24/32 2,000 1,884
JBS NV/JBS USA Foods Group
Holdings, Inc./JBS USA Food Co.
Holdings
3.000% due 02/02/29 2,500 2,399
5.950% due 04/20/35 3,340 3,465
Kellanova
4.500% due 04/01/46 283 240
Kenvue, Inc.
4.850% due 05/22/32 3,380 3,413
Keurig Dr Pepper, Inc.
5.300% due 03/15/34 860 853
Kraft Heinz Foods Co.
6.875% due 01/26/39 645 698
4.625% due 10/01/39 645 570
5.000% due 06/04/42 2,205 1,938
Kroger Co. (The)
5.000% due 09/15/34 1,000 988
Mars, Inc.
3.200% due 04/01/30 (Þ) 530 506
5.000% due 03/01/32 (Þ) 275 278
5.200% due 03/01/35 (Þ) 1,620 1,635
2.375% due 07/16/40 (Þ) 660 466
5.650% due 05/01/45 (Þ) 1,040 1,026
5.700% due 05/01/55 (Þ) 2,010 1,959
5.800% due 05/01/65 (Þ) 490 481
Philip Morris International, Inc.
4.875% due 02/13/29 810 822
4.375% due 04/30/30 3,645 3,628
5.125% due 02/13/31 180 184
5.250% due 02/13/34 1,090 1,111
4.500% due 03/20/42 180 157
Pilgrim's Pride Corp.
3.500% due 03/01/32 335 304
35,702
Energy - 2.5%
Aker BP ASA
5.800% due 10/01/54 (Þ) 2,400 2,189
Cheniere Energy Partners, LP
4.000% due 03/01/31 490 471
3.250% due 01/31/32 1,850 1,685
Cheniere Energy, Inc.
5.200% due 07/30/36 (Þ) 285 282
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 2,000 1,969
Energy Transfer, LP
5.250% due 04/15/29 900 917
3.750% due 05/15/30 2,000 1,934
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.550% due 05/15/34 3,600 3,663
6.250% due 04/15/49 1,700 1,667
MPLX, LP
4.000% due 03/15/28 1,870 1,855
2.650% due 08/15/30 2,080 1,916
4.700% due 04/15/48 1,050 855
Occidental Petroleum Corp.
7.875% due 09/15/31 690 784
6.600% due 03/15/46 3,360 3,474
ONEOK, Inc.
5.550% due 11/01/26 900 905
5.800% due 11/01/30 870 905
6.625% due 09/01/53 340 349
Targa Resources Corp.
4.350% due 04/15/31 880 862
6.500% due 03/30/34 3,330 3,600
4.950% due 04/15/52 360 301
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 2,000 1,875
Transcontinental Gas Pipe Line Co.
LLC
5.100% due 03/15/36 (Þ) 1,140 1,131
Viper Energy Partners LLC
4.900% due 08/01/30 945 947
5.700% due 08/01/35 954 962
Williams Cos., Inc. (The)
3.500% due 11/15/30 1,000 951
2.600% due 03/15/31 2,100 1,901
5.150% due 03/15/34 2,700 2,705
5.100% due 09/15/45 1,000 904
41,959
Financial Services - 9.3%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
2.450% due 10/29/26 2,820 2,787
3.000% due 10/29/28 2,100 2,022
4.125% due 02/28/29 485 478
3.300% due 01/30/32 1,680 1,527
American Express Co.
5.532% due 04/25/30 (SOFR +
1.090%)(Ê) 880 906
American Tower Corp.
4.900% due 03/15/30 1,115 1,125
4.700% due 12/15/32 690 678
Arthur J Gallagher & Co.
4.850% due 12/15/29 900 910
Aviation Capital Group LLC
5.125% due 04/10/30 (Þ) 2,170 2,181
Avolon Holdings Funding, Ltd.
5.750% due 11/15/29 (Þ) 2,102 2,154
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 2,800 2,788
Bank of America Corp.
3.419% due 12/20/28 (CME Term
SOFR 3 Month + 1.302%)(Ê) 7,710 7,575
2.592% due 04/29/31 (SOFR +
2.150%)(Ê) 2,630 2,430

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Strategic Bond Fund 57
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 4,460 4,378
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 6,640 5,736
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 1,960 1,876
Banque Federative du Credit Mutuel
SA
4.541% due 01/15/31 (Þ) 1,430 1,410
Barclays PLC
5.367% due 02/25/31 (SOFR +
1.230%)(Ê) 2,065 2,100
Brown & Brown, Inc.
4.900% due 06/23/30 1,883 1,882
5.250% due 06/23/32 673 672
CaixaBank SA
4.634% due 07/03/29 (SOFR +
1.140%)(Ê)(Þ) 3,000 3,003
5.673% due 03/15/30 (SOFR +
1.780%)(Ê)(Þ) 2,250 2,311
Capital One Financial Corp.
4.493% due 09/11/31 (SOFR +
1.250%)(Ê) 1,255 1,232
7.624% due 10/30/31 (SOFR +
3.070%)(Ê) 2,050 2,264
Citigroup, Inc.
3.520% due 10/27/28 (CME Term
SOFR 3 Month + 1.413%)(Ê) 2,550 2,512
3.980% due 03/20/30 (CME Term
SOFR 3 Month + 1.600%)(Ê) 4,730 4,655
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 6,390 5,718
3.785% due 03/17/33 (SOFR +
1.939%)(Ê) 3,960 3,713
6.125% due 08/25/36 700 726
8.125% due 07/15/39 240 299
Series GG
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.890%)(Ê)(ƒ) 3,298 3,315
Credit Agricole SA
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.644%)(Ê)(Þ) 780 767
Crown Castle, Inc.
4.900% due 09/01/29 2,300 2,311
Goldman Sachs Group, Inc. (The)
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 1,130 1,121
3.814% due 04/23/29 (CME Term
SOFR 3 Month + 1.420%)(Ê) 6,650 6,558
5.065% due 01/21/37 (SOFR +
1.190%)(Ê) 710 695
6.750% due 10/01/37 610 658
2.908% due 07/21/42 (SOFR +
1.472%)(Ê) 1,490 1,050
5.150% due 05/22/45 400 358
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 7,620 6,723
Jefferies Financial Group, Inc.
Series MTN
4.500% due 09/15/26 2,640 2,628
JPMorgan Chase & Co.
4.452% due 12/05/29 (CME Term
SOFR 3 Month + 1.592%)(Ê) 4,000 4,005
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 2,700 2,495
2.545% due 11/08/32 (SOFR +
1.180%)(Ê) 5,800 5,159
5.576% due 07/23/36 (SOFR +
1.635%)(Ê) 730 740
LPL Holdings, Inc.
6.750% due 11/17/28 2,730 2,859
5.200% due 03/15/30 270 272
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 2,200 2,280
6.500% due 03/26/31 (Þ) 945 990
Morgan Stanley
4.994% due 04/12/29 (SOFR +
1.380%)(Ê) 905 913
4.493% due 01/16/32 (SOFR +
0.950%)(Ê) 1,065 1,048
4.708% due 03/12/32 (SOFR +
1.195%)(Ê) 1,525 1,515
5.073% due 01/30/37 (SOFR +
1.184%)(Ê) 1,080 1,058
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 274 281
5.900% due 03/13/47 (SOFR +
1.782%)(Ê) 1,060 1,055
Series GMTN
3.772% due 01/24/29 (CME Term
SOFR 3 Month + 1.402%)(Ê) 1,300 1,283
4.431% due 01/23/30 (CME Term
SOFR 3 Month + 1.890%)(Ê) 900 895
2.699% due 01/22/31 (SOFR +
1.143%)(Ê) 6,200 5,759
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 1,550 1,357
PNC Financial Services Group, Inc.
(The)
5.582% due 06/12/29 (SOFR +
1.841%)(Ê) 1,500 1,537
5.373% due 07/21/36 (SOFR +
1.417%)(Ê) 500 504
Toronto-Dominion Bank (The)
4.456% due 06/08/32 330 325
Truist Financial Corp.
Series MTN
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 1,270 1,273
UBS Group AG
4.751% due 05/12/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 3,700 3,710

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 4,170 3,821
US Bancorp
5.775% due 06/12/29 (SOFR +
2.020%)(Ê) 1,780 1,830
5.836% due 06/12/34 (SOFR +
2.260%)(Ê) 870 908
VICI Properties, LP
5.125% due 11/15/31 2,000 1,985
VICI Properties, LP / VICI Note Co.,
Inc.
3.750% due 02/15/27 (Þ) 2,350 2,333
Wells Fargo & Co.
5.499% due 01/23/35 (SOFR +
1.780%)(Ê) 5,375 5,469
Series MTN
3.350% due 03/02/33 (SOFR +
1.500%)(Ê) 4,140 3,798
4.750% due 12/07/46 1,240 1,040
160,729
Health Care - 3.1%
AbbVie, Inc.
3.200% due 11/21/29 5,340 5,141
4.400% due 03/15/33 1,010 990
4.750% due 03/15/36 345 338
Amgen, Inc.
5.250% due 03/02/33 1,800 1,847
5.650% due 03/02/53 1,800 1,742
Bristol-Myers Squibb Co.
5.550% due 02/22/54 1,240 1,194
CVS Health Corp.
4.300% due 03/25/28 1,550 1,545
3.750% due 04/01/30 2,130 2,059
1.875% due 02/28/31 680 594
2.125% due 09/15/31 970 841
4.780% due 03/25/38 2,560 2,358
5.125% due 07/20/45 1,630 1,434
5.050% due 03/25/48 3,050 2,616
HCA, Inc.
3.500% due 09/01/30 2,000 1,899
4.600% due 11/15/32 1,035 1,007
Humana, Inc.
3.125% due 08/15/29 4,000 3,807
2.150% due 02/03/32 500 428
Icon Investments Six DAC
5.849% due 05/08/29 601 613
Medline Borrower, LP
3.875% due 04/01/29 (Þ) 4,760 4,607
Merck & Co., Inc.
4.450% due 12/04/32 550 546
4.750% due 12/04/35 890 873
Novartis Capital Corp.
4.100% due 11/05/30 3,965 3,919
4.600% due 03/18/33 945 941
4.900% due 03/18/36 1,165 1,162
5.700% due 03/18/56 625 629
Royalty Pharma PLC
2.200% due 09/02/30 2,250 2,025
5.200% due 09/25/35 1,495 1,475
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Thermo Fisher Scientific, Inc.
4.902% due 02/12/36 935 927
UnitedHealth Group, Inc.
2.000% due 05/15/30 780 707
3.250% due 05/15/51 2,510 1,653
Zoetis, Inc.
5.000% due 08/17/35 4,160 4,125
54,042
Materials and Processing - 0.6%
Anglo American Capital PLC
5.000% due 03/21/33 (Þ) 1,405 1,383
AptarGroup, Inc.
4.750% due 03/30/31 1,160 1,152
Carlisle Cos., Inc.
5.250% due 09/15/35 850 850
Georgia-Pacific LLC
4.950% due 06/30/32 (Þ) 2,110 2,134
Glencore Funding LLC
4.000% due 03/27/27 (Þ) 2,800 2,788
2.625% due 09/23/31 (Þ) 1,500 1,336
5.508% due 04/01/36 (Þ) 1,405 1,406
11,049
Producer Durables - 2.2%
Amphenol Corp.
4.400% due 02/15/33 2,125 2,074
Avolon Holdings Funding, Ltd.
4.900% due 10/10/30 (Þ) 2,110 2,097
BAE Systems PLC
5.125% due 03/26/29 (Þ) 2,250 2,296
5.300% due 03/26/34 (Þ) 3,415 3,497
Boeing Co. (The)
3.200% due 03/01/29 1,220 1,176
6.298% due 05/01/29 1,670 1,754
3.600% due 05/01/34 810 724
3.500% due 03/01/39 5,505 4,426
6.875% due 03/15/39 1,800 1,979
3.900% due 05/01/49 1,657 1,210
Burlington Northern Santa Fe LLC
5.550% due 03/15/56 1,010 980
Eaton Corp.
4.800% due 03/06/36 1,000 987
Honeywell Aerospace, Inc.
4.600% due 03/16/33 (Þ) 665 657
4.950% due 03/16/36 (Þ) 1,330 1,319
5.732% due 03/16/56 (Þ) 755 746
5.852% due 03/16/66 (Þ) 510 506
Howmet Aerospace, Inc.
4.550% due 11/15/32 635 627
4.750% due 04/15/36 755 734
5.950% due 02/01/37 2,150 2,290
Vertiv Group Corp.
4.125% due 11/15/28 (Þ) 2,356 2,313
Vertiv Holdings Co.
4.850% due 03/15/36 1,779 1,730
5.800% due 03/15/56 415 399
Waste Connections, Inc.
5.000% due 03/01/34 1,830 1,841
4.800% due 07/15/36 1,255 1,230

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Strategic Bond Fund 59
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
37,592
Technology - 2.3%
Airbnb, Inc.
4.650% due 03/16/31 790 789
5.250% due 03/16/36 400 400
Beignet Investor LLC
6.581% due 05/30/49 420 433
Broadcom, Inc.
4.150% due 11/15/30 950 935
3.469% due 04/15/34 5,000 4,506
3.137% due 11/15/35 (Þ) 3,300 2,804
4.950% due 01/15/36 845 835
5.700% due 01/15/56 125 124
Foundry JV Holdco LLC
5.900% due 01/25/30 (Þ) 1,800 1,864
5.500% due 01/25/31 (Þ) 630 644
6.150% due 01/25/32 (Þ) 1,120 1,170
5.900% due 01/25/33 (Þ) 955 983
6.400% due 01/25/38 (Þ) 900 941
Intel Corp.
4.150% due 08/05/32 2,925 2,788
5.200% due 02/10/33 630 635
Motorola Solutions, Inc.
4.850% due 08/15/30 452 455
2.300% due 11/15/30 397 358
5.400% due 04/15/34 1,740 1,761
MSCI, Inc.
3.625% due 09/01/30 (Þ) 3,312 3,130
Oracle Corp.
4.450% due 09/26/30 1,115 1,074
4.800% due 09/26/32 1,495 1,422
5.700% due 02/04/36 1,945 1,870
6.900% due 11/09/52 750 709
5.375% due 09/27/54 550 425
6.700% due 02/04/56 640 593
Paychex, Inc.
5.100% due 04/15/30 2,565 2,589
Salesforce, Inc.
5.200% due 03/15/33 2,300 2,296
Synopsys, Inc.
5.150% due 04/01/35 3,671 3,678
5.700% due 04/01/55 150 143
40,354
Utilities - 6.0%
Alexander Funding Trust II
7.467% due 07/31/28 (Þ) 1,055 1,111
American Electric Power Co., Inc.
Series C
5.800% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.128%)(Ê) 2,510 2,478
Series D
6.050% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.940%)(Ê) 835 828
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 2,150 1,928
AT&T, Inc.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
2.550% due 12/01/33 2,230 1,887
5.125% due 04/30/36 900 888
5.550% due 08/15/41 910 878
3.500% due 09/15/53 2,540 1,664
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 1,800 1,809
Constellation Energy Generation LLC
4.400% due 01/15/31 765 756
6.125% due 01/15/34 2,150 2,298
Dominion Energy, Inc.
6.200% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.006%)(Ê) 1,225 1,215
DTE Electric Co.
5.250% due 05/15/35 2,155 2,186
Series A
4.850% due 03/01/36 1,035 1,016
Duke Energy Corp.
3.150% due 08/15/27 1,000 985
Duke Energy Indiana LLC
5.400% due 04/01/53 900 839
Series DDDD
4.950% due 03/15/36 845 832
Duke Energy Ohio, Inc.
5.250% due 04/01/33 900 920
Enel Finance International NV
4.375% due 09/30/30 (Þ) 2,115 2,079
Entergy Mississippi LLC
5.050% due 04/15/36 1,155 1,137
Essential Utilities, Inc.
5.125% due 03/15/36 1,210 1,193
FirstEnergy Corp.
Series B
3.900% due 07/15/27 5,000 4,961
Series C
4.850% due 07/15/47 820 700
FirstEnergy Transmission LLC
4.550% due 01/15/30 930 929
5.000% due 01/15/35 2,000 1,969
NextEra Energy Capital Holdings, Inc.
5.300% due 03/15/32 4,445 4,557
5.900% due 03/15/55 1,330 1,308
Northern States Power Co.
5.050% due 05/15/35 2,330 2,347
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 2,450 2,360
Pacific Gas and Electric Co.
2.100% due 08/01/27 2,000 1,938
2.500% due 02/01/31 1,000 897
5.800% due 05/15/34 2,600 2,663
3.300% due 08/01/40 1,500 1,122
3.500% due 08/01/50 1,300 857
PG&E Recovery Funding LLC
Series A-2
5.256% due 01/15/40 4,900 5,028
Rogers Communications, Inc.
3.800% due 03/15/32 2,500 2,334
5.300% due 02/15/34 1,000 996

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Southern Co. Gas Capital Corp.
4.950% due 09/15/34 2,300 2,270
Southern Power Co.
Series A
4.250% due 10/01/30 750 740
Series B
4.900% due 10/01/35 1,355 1,314
T-Mobile USA, Inc.
3.875% due 04/15/30 4,330 4,215
2.250% due 11/15/31 2,750 2,415
5.150% due 04/15/34 1,440 1,449
5.000% due 02/15/36 1,715 1,686
4.375% due 04/15/40 1,210 1,063
3.300% due 02/15/51 250 164
Verizon Communications, Inc.
3.875% due 02/08/29 350 347
1.750% due 01/20/31 3,340 2,932
4.750% due 01/15/33 1,565 1,545
4.500% due 08/10/33 1,230 1,193
4.780% due 02/15/35 2,790 2,705
5.401% due 07/02/37 770 767
3.850% due 11/01/42 3,290 2,619
4.000% due 03/22/50 790 596
5.875% due 11/30/55 680 661
Virginia Electric and Power Co.
4.950% due 03/15/36 1,980 1,929
Series C
4.900% due 09/15/35 3,630 3,551
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 2,400 2,360
4.600% due 10/15/30 (Þ) 2,745 2,697
5.250% due 10/15/35 (Þ) 690 672
103,783
550,202
Mortgage-Backed Securities - 46.8%
2023-MIC Trust (The)
Series 2023-MIC Class A
8.437% due 12/05/38 (~)(Ê)(Þ) 5,000 5,325
Angel Oak Mortgage Trust
Series 2022-3 Class A1
4.000% due 01/25/67 (Þ) 3,374 3,342
Series 2022-3 Class A3
4.120% due 01/25/67 (~)(Ê)(Þ) 1,057 990
ARES Commercial Mortgage Trust
Series 2024-IND2 Class A
5.116% due 10/15/34 (CME Term
SOFR 1 Month + 1.443%)(Ê)(Þ) 5,000 4,994
Avenue of the Americas Trust
Series 2025-1301 Class A
5.059% due 08/11/42 (~)(Ê)(Þ) 2,317 2,315
Bank Commercial Mortgage Pass-
Through Certificates
Series 2025-5YR15 Class XA
Interest Only STRIPS
1.221% due 07/15/58 (~)(Ê) 7,366 337
Series 2026-5YR20 Class AS
5.336% due 02/15/59 2,613 2,638
Barclays Commercial Mortgage Trust
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series 2019-C5 Class C
3.710% due 11/15/52 2,172 1,964
Series 2023-C19 Class XA
Interest Only STRIPS
0.809% due 04/15/56 (~)(Ê) 37,154 1,110
Series 2024-5C31 Class XA
Interest Only STRIPS
1.061% due 12/15/57 (~)(Ê) 22,752 774
Series 2025-5C33 Class XA
Interest Only STRIPS
0.817% due 03/15/58 (~)(Ê) 32,759 913
Series 2026-5C40 Class AS
5.529% due 02/15/59 (~)(Ê) 3,162 3,223
Series 2026-5C40 Class XA
Interest Only STRIPS
1.231% due 02/15/59 (~)(Ê) 54,340 2,800
Benchmark Mortgage Trust
Series 2019-B12 Class A2
3.001% due 08/15/52 3,577 3,481
Series 2019-B13 Class A2
2.889% due 08/15/57 1,376 1,316
Series 2024-V12 Class XA
Interest Only STRIPS
0.847% due 12/15/57 (~)(Ê) 26,576 726
Series 2025-V15 Class XA
Interest Only STRIPS
1.119% due 06/15/58 (~)(Ê) 35,325 1,465
Series 2025-V18 Class XA
Interest Only STRIPS
1.258% due 10/15/58 (~)(Ê)(Þ) 16,224 806
Series 2026-V21 Class AS
5.506% due 03/15/59 3,209 3,259
Series 2026-V21 Class XA
Interest Only STRIPS
1.648% due 03/15/59 (~)(Ê) 16,016 1,010
BMO Mortgage Trust
Series 2024-5C8 Class XA
Interest Only STRIPS
1.021% due 12/15/57 (~)(Ê) 27,854 955
BRAVO Residential Funding Trust
Series 2023-NQM4 Class A1
6.435% due 05/25/63 (~)(Ê)(Þ) 4,379 4,378
Series 2023-NQM6 Class A1
6.602% due 09/25/63 (~)(Ê)(Þ) 1,475 1,478
Series 2023-NQM8 Class A1
6.394% due 10/25/63 (~)(Ê)(Þ) 2,385 2,393
Series 2024-NQM5 Class A1
5.803% due 06/25/64 (~)(Ê)(Þ) 4,541 4,563
BX Commercial Mortgage Trust
Series 2021-PAC Class A
4.477% due 10/15/36 (CME Term
SOFR 1 Month + 0.804%)(Ê)(Þ) 5,000 4,988
Series 2025-ARIA Class B
5.177% due 12/13/42 (~)(Ê)(Þ) 1,151 1,151
Series 2025-VOLT Class A
5.373% due 12/15/44 (CME Term
SOFR 1 Month + 1.700%)(Ê)(Þ) 1,157 1,153

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Strategic Bond Fund 61
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series 2026-CSMO Class A
5.073% due 02/15/43 (CME Term
SOFR 1 Month + 1.400%)(Ê)(Þ) 2,691 2,688
Chase Home Lending Mortgage Trust
Series 2025-3 Class A11
4.962% due 02/25/56 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 1,162 1,159
Series 2025-7 Class A11
5.062% due 05/25/56 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 678 679
Series 2025-10 Class A11
4.962% due 07/25/56 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 752 753
Citigroup Mortgage Loan Trust
Series 2025-4 Class A28
4.962% due 10/25/55 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 2,169 2,173
Colony American Finance, Ltd.
Series 2025-RRTL1 Class A1
5.684% due 05/28/40 (~)(Ê)(Þ) 640 642
COLT Mortgage Loan Trust
Series 2024-2 Class A1
6.125% due 04/25/69 (~)(Ê)(Þ) 4,162 4,188
COMM Mortgage Trust
Series 2014-CR14 Class B
3.133% due 02/10/47 (~)(Ê) 1,405 1,378
Series 2015-CR22 Class B
3.926% due 03/10/48 (~)(Ê) 1,568 1,514
Series 2015-LC19 Class C
4.418% due 02/10/48 (~)(Ê) 536 514
Cross Mortgage Trust
Series 2024-H1 Class A1
6.085% due 12/25/68 (~)(Ê)(Þ) 956 960
CSTL Commercial Mortgage Trust
Series 2025-GATE2 Class A
4.561% due 11/10/42 (~)(Ê)(Þ) 2,522 2,479
Ellington Financial Mortgage Trust
Series 2025-NQM4 Class A1F
4.862% due 09/25/70 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,901 1,898
Fannie Mae
2.000% due 2042 19,096 16,703
2.000% due 2046 12,978 10,549
2.500% due 2051 12,394 10,503
3.000% due 2052 34,145 30,652
5.500% due 2052 4,911 4,997
4.500% due 2053 4,680 4,541
6.000% due 2054 16,813 17,189
15 Year TBA(Ï)
1.500% 8,000 7,197
2.000% 11,500 10,577
2.500% 4,000 3,778
4.500% 500 496
5.000% 5,000 5,037
30 Year TBA(Ï)
2.000% 4,200 3,380
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
2.500% 39,060 32,852
3.500% 24,080 22,066
4.000% 21,000 19,807
4.500% 51,930 50,074
5.500% 15,360 15,429
6.000% 28,800 29,345
6.500% 78,000 80,686
Series 2024-440 Class C50
Interest Only STRIPS
4.500% due 10/25/53 8,778 2,006
Fannie Mae Connecticut Avenue
Securities Trust
Series 2016-C07 Class 2M2
8.126% due 05/25/29 (SOFR 30 Day
Average + 4.464%)(Ê) 631 644
Series 2023-R06 Class 1M2
6.362% due 07/25/43 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 4,000 4,087
Series 2025-R01 Class 1A1
4.612% due 01/25/45 (SOFR 30 Day
Average + 0.950%)(Ê)(Þ) 1,316 1,313
Series 2025-R01 Class 1M1
4.762% due 01/25/45 (SOFR 30 Day
Average + 1.100%)(Ê)(Þ) 845 843
Series 2025-R02 Class 1A1
4.662% due 02/25/45 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 1,735 1,732
Series 2025-R04 Class 1A1
4.662% due 05/25/45 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 934 933
Series 2025-R04 Class 1M1
4.862% due 05/25/45 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 2,047 2,045
Series 2026-R01 Class 2A1
4.512% due 01/25/46 (SOFR 30 Day
Average + 0.850%)(Ê)(Þ) 3,510 3,492
Series 2026-R01 Class 2M1
4.662% due 01/25/46 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 3,983 3,978
Series 2026-R02 Class 1M1
4.712% due 02/25/46 (SOFR 30 Day
Average + 1.050%)(Ê)(Þ) 2,345 2,339
Fannie Mae REMICS
Series 2024-22 Class FG
4.862% due 05/25/54 (SOFR 30 Day
Average + 1.200%)(Ê) 6,242 6,293
Series 2024-39 Class DF
4.762% due 06/25/54 (SOFR 30 Day
Average + 1.100%)(Ê) 6,451 6,500
Series 2024-82 Class FE
4.612% due 11/25/54 (SOFR 30 Day
Average + 0.950%)(Ê) 3,524 3,534
Series 2024-98 Class FA
4.812% due 12/25/53 (SOFR 30 Day
Average + 1.150%)(Ê) 2,569 2,591

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series 2024-105 Class KF
4.662% due 01/25/55 (SOFR 30 Day
Average + 1.000%)(Ê) 5,035 5,077
Series 2025-25 Class FB
4.612% due 04/25/55 (SOFR 30 Day
Average + 0.950%)(Ê) 3,445 3,449
Series 2025-41 Class FA
4.812% due 06/25/54 (SOFR 30 Day
Average + 1.150%)(Ê) 3,580 3,611
Freddie Mac
2.000% due 2051 46,614 37,791
2.500% due 2051 16,201 13,881
Freddie Mac REMICS
Series 2024-5420 Class CF
4.612% due 06/25/54 (SOFR 30 Day
Average + 0.950%)(Ê) 2,554 2,566
Series 2024-5438 Class FC
4.762% due 08/25/54 (SOFR 30 Day
Average + 1.100%)(Ê) 2,093 2,109
Series 2024-5466 Class FG
4.612% due 10/25/54 (SOFR 30 Day
Average + 0.950%)(Ê) 10,250 10,287
Series 2025-5510 Class FK
4.762% due 02/25/55 (SOFR 30 Day
Average + 1.100%)(Ê) 5,425 5,464
Series 2025-5517 Class FH
4.812% due 03/25/55 (SOFR 30 Day
Average + 1.150%)(Ê) 5,367 5,413
Freddie Mac STACR REMIC Trust
Series 2021-DNA7 Class M1
4.512% due 11/25/41 (SOFR 30 Day
Average + 0.850%)(Ê)(Þ) 582 582
Series 2024-DNA3 Class M2
5.112% due 10/25/44 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 476 476
Series 2025-DNA2 Class A1
4.762% due 05/25/45 (SOFR 30 Day
Average + 1.100%)(Ê)(Þ) 1,229 1,229
Series 2025-DNA3 Class M1
4.762% due 09/25/45 (SOFR 30 Day
Average + 1.100%)(Ê)(Þ) 1,839 1,836
Series 2025-DNA4 Class M1
4.762% due 10/25/45 (SOFR 30 Day
Average + 1.100%)(Ê)(Þ) 1,051 1,048
Series 2026-DNA1 Class M1
4.662% due 02/25/46 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 2,702 2,693
Ginnie Mae II
2.000% due 2051 14,724 12,149
2.500% due 2052 8,993 7,646
3.000% due 2053 10,270 9,195
3.500% due 2053 10,572 9,866
5.500% due 2053 8,328 8,594
6.000% due 2053 4,637 4,775
4.500% due 2054 3,679 3,562
4.500% due 2054 5,642 5,456
30 Year TBA(Ï)
2.000% 3,200 2,639
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
2.500% 13,010 11,184
4.000% 8,140 7,618
5.000% 14,000 13,856
5.500% 10,000 10,059
6.500% 4,000 4,156
Government National Mortgage
Association
Series 2024-78 Class QF
4.773% due 05/20/54 (SOFR 30 Day
Average + 1.100%)(Ê) 2,180 2,196
Series 2024-151 Class FH
4.703% due 09/20/54 (SOFR 30 Day
Average + 1.030%)(Ê) 4,065 4,085
HOMES Trust
Series 2024-NQM1 Class A1
5.915% due 07/25/69 (~)(Ê)(Þ) 978 983
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2014-C23 Class B
4.536% due 09/15/47 (~)(Ê) 1,521 1,499
Series 2016-JP3 Class AS
3.144% due 08/15/49 1,750 1,717
Series 2016-JP3 Class B
3.397% due 08/15/49 (~)(Ê) 1,008 944
LHOME Mortgage Trust
Series 2025-RTL2 Class A1
5.612% due 04/25/40 (~)(Ê)(Þ) 1,024 1,027
MF1 Multifamily Housing Mortgage
Trust
Series 2024-FL16 Class A
5.221% due 11/18/39 (CME Term
SOFR 1 Month + 1.541%)(Ê)(Þ) 4,220 4,234
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10 Class B
3.952% due 07/15/46 (~)(Ê) 1,300 1,190
Series 2025-5C2 Class XA
Interest Only STRIPS
1.250% due 11/15/58 (~)(Ê) 32,191 1,614
Morgan Stanley Residential Mortgage
Loan Trust
Series 2024-INV2 Class A1
6.500% due 02/25/54 (~)(Ê)(Þ) 2,032 2,061
NJ Trust
Series 2023-GSP Class A
6.481% due 01/06/29 (~)(Ê)(Þ) 5,000 5,171
OBX Trust
Series 2023-NQM4 Class A1
6.113% due 03/25/63 (~)(Ê)(Þ) 931 929
Series 2024-NQM3 Class A1
6.129% due 12/25/63 (~)(Ê)(Þ) 2,076 2,087
Series 2024-NQM8 Class A1
6.233% due 05/25/64 (~)(Ê)(Þ) 3,790 3,824
Series 2024-NQM13 Class A1
5.116% due 06/25/64 (Þ) 2,075 2,073
Series 2025-J2 Class AF
4.962% due 09/25/55 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 942 944
One Bryant Park Trust

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Strategic Bond Fund 63
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series 2019-OBP Class A
2.516% due 09/15/54 (Þ) 1,388 1,282
Onity Loan Investment Trust
Series 2025-HB1 Class A
3.000% due 06/25/38 (~)(Ê)(Þ) 897 879
ONNI Commercial Mortgage Trust
Series 2024-APT Class A
5.196% due 07/15/39 (~)(Ê)(Þ) 4,460 4,505
PRKCM Trust
Series 2024-AFC1 Class A1
6.333% due 03/25/59 (~)(Ê)(Þ) 1,932 1,942
SDR Commercial Mortgage Trust
Series 2024-DSNY Class A
5.064% due 05/15/39 (CME Term
SOFR 1 Month + 1.392%)(Ê)(Þ) 1,155 1,150
Sequoia Mortgage Trust
Series 2026-2 Class A26F
4.812% due 03/25/56 (SOFR 30 Day
Average + 1.150%)(Ê)(Þ) 3,545 3,531
SG Residential Mortgage Trust
Series 2022-1 Class A1
3.166% due 03/27/62 (~)(Ê)(Þ) 1,235 1,184
SHRN Trust
Series 2025-MF18 Class A
4.873% due 10/15/40 (CME Term
SOFR 1 Month + 1.200%)(Ê)(Þ) 2,840 2,827
SMRT Trust
Series 2022-MINI Class A
4.673% due 01/15/39 (CME Term
SOFR 1 Month + 1.000%)(Ê)(Þ) 5,000 4,994
Station Place Securitization Trust
Series 2025-1 Class A
4.578% due 07/23/26 (CME Term
SOFR 1 Month + 0.900%)(Ê)(Þ) 5,911 5,910
Series 2025-3 Class A
4.578% due 09/23/26 (CME Term
SOFR 1 Month + 0.900%)(Ê)(Þ) 5,890 5,864
Series 2025-7 Class A
4.578% due 11/24/26 (CME Term
SOFR 1 Month + 0.900%)(Ê)(Þ) 6,408 6,371
Sunway Real Estate Investment Trust
Series 2021-PALM Class A
4.378% due 10/15/34 (CME Term
SOFR 1 Month + 0.704%)(Ê)(Þ) 5,000 4,997
Toorak Mortgage Trust
Series 2025-RRTL1 Class A1
5.524% due 02/25/40 (~)(Ê)(Þ) 680 682
Verus Securitization Trust
Series 2023-3 Class A1
5.930% due 03/25/68 (~)(Ê)(Þ) 906 906
Series 2023-6 Class A1
6.665% due 09/25/68 (~)(Ê)(Þ) 744 747
Series 2024-4 Class A1
6.218% due 06/25/69 (~)(Ê)(Þ) 2,415 2,435
VRTX Trust
Series 2025-HQ Class A
4.926% due 08/05/42 (~)(Ê)(Þ) 1,222 1,207
Wells Fargo Commercial Mortgage
Trust
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series 2024-C63 Class A5
5.309% due 08/15/57 5,000 5,100
WFRBS Commercial Mortgage Trust
Series 2014-C23 Class B
4.279% due 10/15/57 (~)(Ê) 1,133 1,101
Woodward Capital Management RCKT
Mortgage Trust
Series 2024-INV1 Class A1
6.500% due 06/25/54 (~)(Ê)(Þ) 1,057 1,079
806,598
Municipal Bonds - 1.0%
California Health Facilities Financing
Authority Revenue Bonds
4.190% due 06/01/37 2,000 1,873
City of Orange Revenue Bonds
2.650% due 06/01/34 885 760
City of Philadelphia Redevelopment
Authority Revenue Bonds
5.002% due 11/01/38 1,975 1,968
City of Pomona Revenue Bonds
3.716% due 08/01/40 540 469
County of Fresno Revenue Bonds
4.662% due 08/15/32 (µ)(ž) 1,160 868
County of Tulare Revenue Bonds
4.445% due 06/01/37 1,685 1,596
Georgia Higher Education Facilities
Authority Revenue Bonds
5.273% due 01/01/40 420 421
JobsOhio Beverage System Revenue
Bonds
2.833% due 01/01/38 1,080 916
New Jersey Transportation Trust Fund
Authority Revenue Bonds
6.561% due 12/15/40 360 396
New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds
4.660% due 02/01/36 1,315 1,297
Pennsylvania Economic Development
Financing Authority Revenue Bonds
5.689% due 06/01/54 1,265 1,273
State Board of Administration Finance
Corp. Revenue Bonds
5.526% due 07/01/34 1,745 1,825
State of California General Obligation
Unlimited
4.350% due 11/01/32 2,435 2,426
State of Illinois General Obligation
Unlimited
4.954% due 04/01/33 1,625 1,631
17,719
United States Government Treasuries - 27.1%
United States Treasury Notes
3.875% due 07/31/27 11,030 11,035
3.375% due 12/31/27 17,680 17,545
3.375% due 02/29/28 8,320 8,255
3.500% due 12/15/28 11,250 11,158
3.500% due 01/15/29 28,830 28,587
3.625% due 08/31/29 115,397 114,522
3.500% due 11/30/30 9,660 9,483
3.625% due 12/31/30 2,180 2,150
3.500% due 02/28/31 16,060 15,749

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 Venerable Strategic Bond Fund
.
.
.
.
.
.
.
.
.
.
.
.
.
.
.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
3.750% due 02/28/33 3,400 3,323
4.250% due 11/15/34 83,894 83,868
1.375% due 11/15/40 12,460 8,023
2.875% due 08/15/45 55,219 40,991
1.625% due 11/15/50 175,199 91,405
4.750% due 05/15/55 11,900 11,586
4.750% due 08/15/55 9,700 9,450
467,130
Total Long-Term Fixed
Income Investments
(cost $2,007,940) 1,990,103
Number of
Shares
Short-Term Investments - 2.3%
State Street Institutional U.S.
Government Money Market Fund 39,606,216
39,606
Total Short-Term Investments
(cost $39,606) 39,606
Total Investments - 117.7%
(cost $2,047,546) 2,029,709
Principal
Amount
$
Securities Sold Short - (0.5)%
Mortgage-Backed Securities - (0.5)%
Fannie Mae
30 Year TBA(Ï)
5.000% (7,060) (6,960)
Ginnie Mae II
30 Year TBA(Ï)
6.000% (1,000) (1,016)
(7,976)
Total Securities Sold Short
(proceeds $8,046) (7,976)
Other Assets net of
Liabilities - (17.2)%
(296,890)
Net Assets - 100.0%
1,724,843

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Strategic Bond Fund 65
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 148,454 $ — $ 148,454
Corporate Bonds and Notes — 550,202 — 550,202
Mortgage-Backed Securities — 806,598 — 806,598
Municipal Bonds — 17,719 — 17,719
United States Government Treasuries — 467,130 — 467,130
Short-Term Investments 39,606 — — 39,606
Total Investments
$ 39,606 $ 1,990,103 $ — $ 2,029,709
Securities Sold Short
*
— (7,976) — (7,976)
* Refer to Schedule of Investments for detailed sector breakout.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
5,531 0.3
Bermuda .............................................................................................
2,051 0.1
Canada ................................................................................................
5,530 0.3
Cayman Islands ..................................................................................
63,768 3.7
France .................................................................................................
2,177 0.1
Ireland ................................................................................................
11,066 0.7
Italy ....................................................................................................
2,079 0.1
Jersey ..................................................................................................
14,148 0.8
Norway ...............................................................................................
2,189 0.1
South Africa .......................................................................................
1,383 0.1
Spain ..................................................................................................
8,101 0.5
Switzerland ........................................................................................
7,531 0.5
United Kingdom .................................................................................
16,888 1.0
United States ......................................................................................
1,887,267 109.4
Total Investments ............................................................................... 2,029,709 117.7
United States ......................................................................................
(7,976) (0.5)
Total Securities Sold Short ................................................................. (7,976) (0.5)

Venerable Variable Insurance Trust
Venerable Inflation Focused Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 Venerable Inflation Focused Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Long-Term Fixed Income Investments - 91.1%
Asset-Backed Securities - 3.2%
CIFC Funding, Ltd.
Series 2021-4A Class A2R
5.480% due 10/24/30 (CME Term
SOFR 3 Month + 1.812%)(Ê)(Þ) 530 530
GM Financial Consumer Automobile
Receivables Trust
Series 2025-1 Class A3
4.620% due 12/17/29 476 479
Greywolf CLO, Ltd.
Series 2013-1A Class A1SR
5.072% due 04/15/34 (CME Term
SOFR 3 Month + 1.400%)(Ê)(Þ) 500 500
Honda Auto Receivables Owner Trust
Series 2025-3 Class A3
4.040% due 02/21/30 675 673
Toyota Auto Receivables Owner Trust
Series 2025-C Class A2B
3.972% due 06/15/28 (SOFR 30 Day
Average + 0.300%)(Ê) 667 667
2,849
Corporate Bonds and Notes - 24.6%
Consumer Discretionary - 3.6%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 235 222
Amazon.com, Inc.
4.250% due 03/13/31 250 248
AS Mileage Plan IP, Ltd.
5.021% due 10/20/29 (Þ) 150 148
Brunswick Corp.
2.400% due 08/18/31 150 130
Carnival Corp.
4.000% due 08/01/28 (Þ) 150 146
5.125% due 05/01/29 (Þ) 150 149
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
2.800% due 04/01/31 295 265
Dick's Sporting Goods, Inc.
4.000% due 10/01/29 (Þ) 295 287
Ford Motor Credit Co. LLC
5.800% due 03/05/27 295 298
General Motors Financial Co., Inc.
4.200% due 10/27/28 150 148
Hasbro, Inc.
4.650% due 03/12/31 150 148
Hyatt Hotels Corp.
5.750% due 04/23/30 150 154
Hyundai Capital America
6.500% due 01/16/29 (Þ) 295 309
Las Vegas Sands Corp.
5.625% due 06/15/28 150 152
Royal Caribbean Cruises, Ltd.
3.700% due 03/15/28 150 148
Tapestry, Inc.
5.100% due 03/11/30 125 126
Walmart, Inc.
4.350% due 04/28/30 150 151
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
3,229
Consumer Staples - 2.1%
BAT Capital Corp.
4.906% due 04/02/30 445 449
JBS NV/JBS USA Foods Group
Holdings, Inc./JBS USA Food Co.
Holdings
3.625% due 01/15/32 235 218
Kenvue, Inc.
5.000% due 03/22/30 150 153
Keurig Dr Pepper, Inc.
Series 31*
2.250% due 03/15/31 295 260
Kroger Co. (The)
1.700% due 01/15/31 150 131
Mars, Inc.
4.800% due 03/01/30 (Þ) 445 450
McCormick & Co., Inc.
4.150% due 02/15/29 150 148
Philip Morris International, Inc.
4.375% due 04/30/30 60 60
1,869
Energy - 1.7%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 150 151
Cheniere Energy Partners, LP
4.500% due 10/01/29 150 149
Energy Transfer, LP
5.200% due 04/01/30 295 302
Hess Midstream Operations, LP
4.250% due 02/15/30 (Þ) 295 283
South Bow USA Infrastructure
Holdings LLC
5.026% due 10/01/29 120 121
Targa Resources Corp.
4.350% due 04/15/31 150 147
Venture Global Calcasieu Pass LLC
6.250% due 01/15/30 (Þ) 150 153
Viper Energy Partners LLC
4.900% due 08/01/30 160 160
1,466
Financial Services - 5.3%
Ally Financial, Inc.
4.750% due 06/09/27 150 150
American Tower Corp.
4.900% due 03/15/30 150 151
Aviation Capital Group LLC
5.375% due 07/15/29 (Þ) 260 264
Bank of America Corp.
Series B
8.050% due 06/15/27 395 412
Banque Federative du Credit Mutuel
SA
4.541% due 01/15/31 (Þ) 200 197
Brown & Brown, Inc.
4.700% due 06/23/28 150 150
CaixaBank SA
5.673% due 03/15/30 (SOFR +
1.780%)(Ê)(Þ) 295 303

Venerable Variable Insurance Trust
Venerable Inflation Focused Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Inflation Focused Fund 67
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Capital One Financial Corp.
4.493% due 09/11/31 (SOFR +
1.250%)(Ê) 150 147
Citigroup, Inc.
4.503% due 09/11/31 (SOFR +
1.171%)(Ê) 445 440
Crown Castle, Inc.
4.900% due 09/01/29 295 296
Equinix Asia Financing Corporation
Pte., Ltd.
4.400% due 03/15/31 150 147
GABX Leasing LLC
4.625% due 04/15/31 (Þ) 150 148
Goldman Sachs Group, Inc. (The)
4.153% due 10/21/29 (SOFR +
0.900%)(Ê) 150 149
JPMorgan Chase & Co.
2.956% due 05/13/31 (CME Term
SOFR 3 Month + 2.515%)(Ê) 515 480
Lloyds Banking Group PLC
Series .!
4.818% due 06/13/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.830%)(Ê) 200 202
LPL Holdings, Inc.
5.200% due 03/15/30 295 297
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 150 155
Morgan Stanley
4.708% due 03/12/32 (SOFR +
1.195%)(Ê) 150 149
Series I
4.133% due 10/18/29 (SOFR +
0.913%)(Ê) 295 292
VICI Properties, LP / VICI Note Co.,
Inc.
3.875% due 02/15/29 (Þ) 150 146
4,675
Health Care - 2.1%
AbbVie, Inc.
4.125% due 03/15/31 105 103
CVS Health Corp.
5.400% due 06/01/29 295 302
HCA, Inc.
3.500% due 09/01/30 295 280
Icon Investments Six DAC
5.849% due 05/08/29 295 301
Medline Borrower, LP
3.875% due 04/01/29 (Þ) 295 286
Novartis Capital Corp.
4.100% due 11/05/30 295 292
Royalty Pharma PLC
4.450% due 03/25/31 295 291
1,855
Materials and Processing - 1.0%
AptarGroup, Inc.
4.750% due 03/30/31 295 293
Berry Global, Inc.
1.650% due 01/15/27 150 147
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Georgia-Pacific LLC
4.400% due 06/30/28 (Þ) 150 150
Glencore Funding LLC
5.400% due 05/08/28 (Þ) 295 299
889
Producer Durables - 2.4%
Amphenol Corp.
3.900% due 11/15/28 150 149
Avolon Holdings Funding, Ltd.
4.900% due 10/10/30 (Þ) 295 293
BAE Systems PLC
3.400% due 04/15/30 (Þ) 200 192
Boeing Co. (The)
2.950% due 02/01/30 295 277
Eaton Corp.
4.200% due 03/06/31 200 197
General Electric Co.
4.300% due 07/29/30 150 150
Howmet Aerospace, Inc.
4.850% due 10/15/31 150 152
Regal Rexnord Corp.
6.050% due 04/15/28 120 123
Republic Services, Inc.
5.000% due 11/15/29 150 153
SMBC Aviation Capital Finance DAC
5.300% due 04/03/29 (Þ) 235 239
Spirit AeroSystems, Inc.
4.600% due 06/15/28 120 120
Vertiv Group Corp.
4.125% due 11/15/28 (Þ) 120 118
2,163
Technology - 3.0%
Airbnb, Inc.
4.650% due 03/16/31 295 294
Alphabet, Inc.
4.100% due 02/15/31 150 149
Broadcom, Inc.
4.300% due 01/15/31 295 293
Foundry JV Holdco LLC
6.150% due 01/25/32 (Þ) 295 309
Marvell Technology, Inc.
4.750% due 07/15/30 150 150
Motorola Solutions, Inc.
2.300% due 11/15/30 235 212
MSCI, Inc.
3.625% due 09/01/30 (Þ) 150 142
Netflix, Inc.
5.375% due 11/15/29 (Þ) 295 304
Oracle Corp.
4.800% due 08/03/28 75 75
4.550% due 02/04/29 240 237
4.950% due 02/04/31 75 73
Paychex, Inc.
5.100% due 04/15/30 150 151
Salesforce, Inc.
4.500% due 03/15/28 150 150
Synopsys, Inc.
4.650% due 04/01/28 150 151

Venerable Variable Insurance Trust
Venerable Inflation Focused Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Venerable Inflation Focused Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
2,690
Utilities - 3.4%
Alexander Funding Trust II
7.467% due 07/31/28 (Þ) 235 247
Constellation Energy Generation LLC
4.400% due 01/15/31 295 292
Dominion Energy, Inc.
4.600% due 05/15/28 150 150
Enel Finance International NV
4.125% due 09/30/28 (Þ) 295 292
FirstEnergy Corp.
Series B
3.900% due 07/15/27 150 149
NextEra Energy Capital Holdings, Inc.
5.050% due 03/15/30 235 239
Pacific Gas and Electric Co.
6.100% due 01/15/29 150 155
Palomino Funding Trust
7.233% due 05/17/28 (Þ) 250 261
Rogers Communications, Inc.
5.000% due 02/15/29 150 151
Southern Power Co.
Series A
4.250% due 10/01/30 235 232
Sprint Capital Corp.
6.875% due 11/15/28 150 159
T-Mobile USA, Inc.
3.875% due 04/15/30 295 288
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 235 231
Wisconsin Electric Power Co.
4.150% due 10/15/30 150 148
2,994
21,830
Mortgage-Backed Securities - 10.1%
1166 Avenue of the Americas
Commercial Mortgage Trust
Series 2005-C6A Class A3
5.690% due 10/13/37 (Þ) 175 179
Bank Commercial Mortgage Pass-
Through Certificates
0.780% due 04/15/59 (~)(Ê) 4,000 134
Series 2020-BN28 Class XA
1.759% due 03/15/63 (~)(Ê) 5,975 370
Benchmark Mortgage Trust
Series 2019-B12 Class A2
3.001% due 08/15/52 184 179
Series 2025-V18 Class XA
Interest Only STRIPS
1.258% due 10/15/58 (~)(Ê)(Þ) 2,629 131
CSAIL Commercial Mortgage Trust
Series 2019-C15 Class XA
0.987% due 03/15/52 (~)(Ê) 5,975 134
Fannie Mae
4.500% due 04/13/56 2,000 1,929
Fannie Mae Connecticut Avenue
Securities Trust
Series 2022-R09 Class 2M1
6.162% due 09/25/42 (~)(Ê)(Þ) 630 635
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series 2023-R07 Class 2M1
5.612% due 09/25/43 (SOFR 30 Day
Average + 1.950%)(Ê)(Þ) 667 668
Fannie Mae REMICS
Series 2024-98 Class FA
4.812% due 12/25/53 (SOFR 30 Day
Average + 1.150%)(Ê) 560 565
Series 2025-25 Class FB
4.612% due 04/25/55 (SOFR 30 Day
Average + 0.950%)(Ê) 400 401
Freddie Mac REMICS
4.662% due 04/25/54 (~)(Ê) 534 537
Government National Mortgage
Association
Series 2025-169 Class FC
4.673% due 10/20/55 (SOFR 30 Day
Average + 1.000%)(Ê) 339 340
GS Mortgage Securities Trust
Series 2017-GS5 Class A4
3.674% due 03/10/50 360 356
JPMorgan Commercial Mortgage
Securities Trust
3.385% due 12/15/49 186 181
JPMorgan Mortgage Trust
Series 2025-NQM1 Class A1
5.591% due 06/25/65 (~)(Ê)(Þ) 444 446
Series 2025-NQM2 Class A1
5.567% due 09/25/65 (~)(Ê)(Þ) 671 673
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10 Class C
3.951% due 07/15/46 (~)(Ê) 100 83
Series 2015-C22 Class A4
3.306% due 04/15/48 143 142
Series 2016-C30 Class AS
3.175% due 09/15/49 184 180
Morgan Stanley Residential Mortgage
Loan Trust
5.627% due 01/25/70 (~)(Ê)(Þ) 444 446
VRTX Trust
Series 2025-HQ Class A
4.926% due 08/05/42 (~)(Ê)(Þ) 175 173
Series 2025-HQ Class C
5.922% due 08/05/42 (~)(Ê)(Þ) 45 45
8,927
United States Government Agencies - 22.5%
Fannie Mae Discount Notes
3.678% due 04/01/26 (ž) 10,000 9,998
Federal Home Loan Bank Discount
Notes
3.778% due 04/02/26 (ž) 10,000 9,997
19,995
United States Government Treasuries - 30.7%
United States Treasury Inflation
Indexed Bonds
0.125% due 04/15/27 1,739 1,730
2.375% due 10/15/28 1,646 1,704
2.125% due 04/15/29 2,912 2,990
1.625% due 10/15/29 2,956 3,002
1.625% due 04/15/30 2,973 3,002

Venerable Variable Insurance Trust
Venerable Inflation Focused Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Inflation Focused Fund 69
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
1.125% due 10/15/30 2,604 2,580
0.125% due 07/15/31 2,779 2,596
2.125% due 01/15/35 2,535 2,577
1.875% due 07/15/35 861 857
1.875% due 01/15/36 2,843 2,809
1.375% due 02/15/44 516 426
0.750% due 02/15/45 898 644
1.000% due 02/15/46 865 641
2.125% due 02/15/54 975 858
2.375% due 02/15/55 464 431
2.375% due 02/15/56 462 428
27,275
Total Long-Term Fixed
Income Investments
(cost $80,840) 80,876
Short-Term Investments - 11.0%
Agree, LP
3.960% due 04/01/26 (Þ)(ž) 250 250
Alimentation Couche-Tard, Inc.
3.676% due 04/10/26 (ç)(Þ)(ž) 450 449
3.856% due 04/17/26 (ç)(Þ)(ž) 250 250
AvalonBay Communities, Inc.
3.551% due 04/07/26 (ç)(Þ)(ž) 390 390
BAT International Finance PLC
0.000% due 04/01/26 (ç)(Þ)(ž) 250 250
Bell Canada (The)
3.431% due 04/07/26 (ç)(Þ)(ž) 250 250
Boston Properties, LP
0.000% due 04/01/26 (ç)(Þ)(ž) 250 250
Constellation Brands, Inc.
3.744% due 04/13/26 (ç)(Þ)(ž) 440 439
Energy Transfer, LP
0.000% due 04/01/22 (ž) 325 323
Extra Space Storage, LP
0.000% due 04/01/26 (ç)(Þ)(ž) 500 500
3.861% due 04/15/26 (ç)(Þ)(ž) 250 250
Intercontinental Exchange, Inc.
3.335% due 04/06/26 (ç)(Þ)(ž) 445 445
Kenvue, Inc.
3.336% due 04/09/26 (ç)(Þ)(ž) 500 500
Keurig Dr Pepper, Inc.
3.710% due 04/09/26 (ç)(Þ)(ž) 300 300
Mid-America Apartments, LP
3.402% due 04/06/26 (ç)(Þ)(ž) 285 285
3.547% due 04/08/26 (ç)(Þ)(ž) 340 340
3.786% due 04/15/26 (ç)(Þ)(ž) 265 265
NiSource, Inc.
3.640% due 04/10/26 (ç)(Þ)(ž) 500 499
Nutrien, Ltd.
2.000% due 04/02/26 (ç)(Þ)(ž) 250 250
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
O'Reilly Automotive, Inc.
3.394% due 04/06/26 (ç)(Þ)(ž) 250 250
Owens Corning
2.030% due 04/02/26 (ç)(Þ)(ž) 250 250
Ryder System, Inc.
2.025% due 04/02/26 (ç)(ž) 250 250
3.474% due 04/07/26 (ç)(ž) 250 250
Number of
S hares
State Street Institutional U.S.
Government Money Market Fund 1,273,460 1,273
H2
Principal
Amount
$
H2
Targa Resources Corp.
3.901% due 04/01/26 (Þ)(ž) 500 500
UDR, Inc.
0.000% due 04/01/26 (ç)(Þ)(ž) 250 250
WEC Energy Group, Inc.
4.003% due 04/07/26 (Þ)(ž) 250 250
Total Short-Term Investments
(cost $9,758) 9,758
Total Investments - 102.1%
(cost $90,598) 90,634
Other Assets net of
Liabilities - (2.1)%
(1,855)
Net Assets - 100.0%
88,779

Venerable Variable Insurance Trust
Venerable Inflation Focused Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
70 Venerable Inflation Focused Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
JPMorgan Chase USD 29,980 SOFR
(4)
3.500%
(4)
06/17/28
87 (28) 59
JPMorgan Chase USD 8,032 SOFR
(4)
3.550%
(4)
06/17/31
33 (3) 30
JPMorgan Chase USD 2 3.650%
(4)
SOFR
(4)
06/17/33
— — —
JPMorgan Chase USD 1 SOFR
(4)
3.800%
(4)
06/17/36
— — —
JPMorgan Chase USD 266 SOFR
(4)
4.050%
(4)
06/17/56 3 1 4
Total Open Interest Rate Swap Contracts (å) 123 (30) 93
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Bloomberg US Treasury
Inflation-Linked Bond Index
(Series-L) Deutsche Bank USD 62,500 SOFR + 0.220%
(1)
06/25/26 — 10 10
Total Open Total Return Swap Contracts (å) — 10 10
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 2,849 $ — $ 2,849
Corporate Bonds and Notes — 21,830 — 21,830
Mortgage-Backed Securities — 8,927 — 8,927
United States Government Agencies — 19,995 — 19,995
United States Government Treasuries — 27,275 — 27,275
Short-Term Investments 1,27 3 8,48 5 — 9,758
Total Investments
1,27 3 89,36 1 — 90,634
Derivatives
Assets
Interest Rate Swap Contracts — 93 — 93
Total Return Swap Contracts — 10 — 10
Total Derivatives
$ — $ 103 $ — $ 103
For a description of the Levels, see note 1 in the Notes to Quarterly Report.

Venerable Variable Insurance Trust
Venerable Inflation Focused Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Inflation Focused Fund 71
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
299 0 .3
Canada ................................................................................................
1,471 1 .7
Cayman Islands ..................................................................................
1,030 1 .2
France .................................................................................................
197 0 .2
Ireland ................................................................................................
532 0 .6
Italy ....................................................................................................
292 0 .3
Singapore ...........................................................................................
147 0 .2
Spain ..................................................................................................
303 0 .3
United Kingdom .................................................................................
1,248 1 .4
United States ......................................................................................
85,115 95 .9
Total Investments ............................................................................... 90,634 102 .1

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
72 Venerable Large Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 98.1%
Consumer Discretionary - 13.2%
Amazon.com, Inc.(Æ) 735,402 153,162
AutoZone, Inc.(Æ) 1,261 4,259
Axon Enterprise, Inc.(Æ) 5,977 2,538
Best Buy Co., Inc. 14,827 952
Carnival Corp. 82,370 2,132
Carvana Co.(Æ) 10,625 3,340
Charter Communications, Inc. Class A(Æ) 6,666 1,439
Chipotle Mexican Grill, Inc. Class A(Æ) 99,083 3,172
Comcast Corp. Class A 269,529 7,738
Costco Wholesale Corp. 33,411 33,292
Darden Restaurants, Inc. 8,761 1,718
Deckers Outdoor Corp.(Æ) 10,801 1,081
Dollar General Corp. 16,745 1,988
Dollar Tree, Inc.(Æ) 14,064 1,540
Domino's Pizza, Inc. 2,364 848
DR Horton, Inc. 20,241 2,777
eBay, Inc. 34,270 3,119
Expedia Group, Inc. 8,896 2,054
FactSet Research Systems, Inc. 2,823 613
Ford Motor Co. 296,834 3,425
Fox Corp. Class A 15,266 892
Fox Corp. Class B 10,670 567
Garmin, Ltd. 12,400 2,877
General Motors Co. 67,928 5,061
Genuine Parts Co. 10,800 1,142
Hasbro, Inc. 10,139 949
Hilton Worldwide Holdings, Inc. 17,225 5,238
Home Depot, Inc. (The) 74,787 24,597
Hubbell, Inc. Class B 4,045 1,985
Las Vegas Sands Corp. 23,005 1,240
Lennar Corp. Class A 16,260 1,412
Live Nation Entertainment, Inc.(Æ) 12,015 1,832
Lowe's Cos., Inc. 42,141 9,957
Lululemon Athletica, Inc.(Æ) 8,118 1,243
Marriott International, Inc. Class A 16,518 5,403
McDonald's Corp. 53,509 16,630
MGM Resorts International(Æ) 14,602 540
Netflix, Inc. Class B(Æ) 317,118 30,491
News Corp. Class A 28,158 702
News Corp. Class B 9,439 269
NIKE, Inc. Class B 90,220 4,765
Norwegian Cruise Line Holdings, Ltd.(Æ) 35,359 661
NVR, Inc.(Æ) 210 1,384
Omnicom Group, Inc. 23,944 1,803
O'Reilly Automotive, Inc.(Æ) 63,227 5,837
Paramount Skydance Corp. Class B 25,939 234
PulteGroup, Inc. 14,616 1,719
Ralph Lauren Corp. Class A 2,942 1,012
Ross Stores, Inc. 24,287 5,261
Royal Caribbean Cruises, Ltd. 18,901 5,201
RTX Corp. 100,839 19,452
Starbucks Corp. 85,571 7,666
Tapestry, Inc. 15,405 2,174
Target Corp. 34,465 4,177
Tesla, Inc.(Æ) 211,727 78,710
TJX Cos., Inc. (The) 83,423 13,323
TKO Group Holdings, Inc. 5,045 1,017
Tractor Supply Co. 40,268 1,824
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Ulta Beauty, Inc.(Æ) 3,410 1,782
Walmart, Inc. 330,028 41,016
Walt Disney Co. (The) 133,084 12,827
Warner Bros. Discovery, Inc.(Æ) 186,120 5,111
Williams-Sonoma, Inc. 9,089 1,657
Wynn Resorts, Ltd. 6,421 652
Yum! Brands, Inc. 21,059 3,274
566,753
Consumer Staples - 3.2%
Altria Group, Inc. 126,109 8,322
Archer-Daniels-Midland Co. 36,463 2,650
Brown-Forman Corp. Class B 14,183 375
Bunge Global SA 10,299 1,310
Campbell's Co. (The) 15,842 353
Church & Dwight Co., Inc. 18,010 1,681
Clorox Co. (The) 9,477 982
Coca-Cola Co. (The) 290,859 22,120
Colgate-Palmolive Co. 60,555 5,161
Conagra Brands, Inc. 38,594 607
Constellation Brands, Inc. Class A 10,686 1,603
Estee Lauder Cos., Inc. (The) Class A 18,637 1,338
General Mills, Inc. 41,081 1,529
Hershey Co. (The) 11,239 2,336
Hormel Foods Corp. 23,464 531
JM Smucker Co. (The) 8,127 784
Kenvue, Inc. 145,306 2,505
Keurig Dr Pepper, Inc. 103,043 2,713
Kimberly-Clark Corp. 25,171 2,428
Kraft Heinz Co. (The) 64,857 1,459
Kroger Co. (The) 44,300 3,205
McCormick & Co., Inc. 19,302 974
Molson Coors Beverage Co. Class B 12,758 549
Mondelez International, Inc. Class A 96,298 5,551
Monster Beverage Corp.(Æ) 53,566 3,881
PepsiCo, Inc. 102,648 15,940
Philip Morris International, Inc. 116,945 19,336
Procter & Gamble Co. (The) 174,614 25,221
Sysco Corp. 36,447 2,600
Tyson Foods, Inc. Class A 21,256 1,362
139,406
Energy - 3.9%
Baker Hughes Co. 74,235 4,532
Chevron Corp. 140,846 29,141
Coterra Energy, Inc. 57,716 2,028
Devon Energy Corp. 47,199 2,375
Diamondback Energy, Inc. 14,164 2,801
Eaton Corp. PLC 29,173 10,434
EOG Resources, Inc. 41,154 5,950
EQT Corp. 47,474 3,021
Exxon Mobil Corp. 314,669 53,387
First Solar, Inc.(Æ) 8,160 1,610
Halliburton Co. 63,727 2,485
Kinder Morgan, Inc. 148,468 4,978
Marathon Petroleum Corp. 22,162 5,411
Occidental Petroleum Corp. 54,734 3,558
ONEOK, Inc. 47,725 4,314
Phillips 66 30,270 5,514
SLB, Ltd. 113,368 5,826

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Large Cap Index Fund 73
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Targa Resources Corp. 16,281 4,082
Texas Pacific Land Corp. 4,393 2,085
Valero Energy Corp. 22,914 5,662
Williams Cos., Inc. (The) 91,793 6,681
165,875
Financial Services - 13.9%
Aflac, Inc. 35,520 3,897
Alexandria Real Estate Equities, Inc.(ö) 12,538 582
Allstate Corp. (The) 19,783 4,102
American Express Co. 40,235 12,170
American International Group, Inc. 40,925 3,080
American Tower Corp.(ö) 35,507 6,128
Ameriprise Financial, Inc. 6,947 3,087
Aon PLC Class A 16,115 5,202
Apollo Global Management, Inc. 35,236 3,926
Arch Capital Group, Ltd.(Æ) 27,194 2,610
Ares Management Corp. Class A 15,623 1,704
Arthur J Gallagher & Co. 19,306 4,181
Assurant, Inc. 3,927 855
AvalonBay Communities, Inc.(ö) 10,771 1,759
Bank of America Corp. 498,484 24,301
Bank of New York Mellon Corp. (The) 51,704 6,134
Berkshire Hathaway, Inc. Class B(Æ) 138,067 66,162
BlackRock, Inc. 10,840 10,425
Blackstone, Inc. Class A 56,042 6,444
Brown & Brown, Inc. 22,276 1,453
BXP, Inc.(ö) 11,701 607
Camden Property Trust(ö) 8,097 791
Capital One Financial Corp. 46,961 8,567
Cboe Global Markets, Inc. 7,937 2,231
CBRE Group, Inc. Class A(Æ) 21,829 2,957
Charles Schwab Corp. (The) 125,475 11,792
Chubb, Ltd. 27,325 8,906
Cincinnati Financial Corp. 11,883 1,870
Citigroup, Inc. 131,280 14,888
Citizens Financial Group, Inc. 32,336 1,939
CME Group, Inc. Class A 27,076 7,997
Coinbase Global, Inc. Class A(Æ) 16,965 2,962
CoStar Group, Inc.(Æ) 32,225 1,300
Crown Castle, Inc.(ö) 33,135 2,694
Digital Realty Trust, Inc.(ö) 24,489 4,413
Equinix, Inc.(ö) 7,375 7,229
Equity Residential(ö) 26,164 1,548
Erie Indemnity Co. Class A 2,039 512
Essex Property Trust, Inc.(ö) 4,904 1,187
Everest Group, Ltd. 3,097 1,012
Extra Space Storage, Inc.(ö) 16,099 2,111
Federal Realty Investment Trust(ö) 6,237 662
Fifth Third Bancorp 67,180 3,121
Franklin Resources, Inc. 24,672 583
Global Payments, Inc. 17,933 1,207
Globe Life, Inc. 6,180 860
Goldman Sachs Group, Inc. (The) 22,532 19,062
Hartford Insurance Group, Inc. (The) 20,953 2,833
Healthpeak Properties, Inc.(ö) 52,885 869
Host Hotels & Resorts, Inc.(ö) 48,142 922
Huntington Bancshares, Inc. 149,365 2,338
Interactive Brokers Group, Inc. Class A 33,759 2,264
Intercontinental Exchange, Inc. 42,663 6,710
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Invesco, Ltd. 33,918 824
Invitation Homes, Inc.(ö) 42,921 1,067
Iron Mountain, Inc.(ö) 22,510 2,299
JPMorgan Chase & Co. 202,998 59,714
KeyCorp 72,110 1,446
Kimco Realty Corp.(ö) 51,363 1,154
KKR & Co., Inc. Class A 51,567 4,770
Loews Corp. 12,722 1,358
M&T Bank Corp. 11,442 2,365
Marsh & McLennan Cos., Inc. 36,371 6,309
Mastercard, Inc. Class A 61,318 30,638
MetLife, Inc. 41,979 2,969
Mid-America Apartment Communities, Inc.
(ö) 8,914 1,089
Moody's Corp. 11,526 5,028
Morgan Stanley 90,389 14,875
Nasdaq, Inc. 34,194 2,903
Northern Trust Corp. 14,165 1,977
PNC Financial Services Group, Inc. (The) 30,343 6,314
Principal Financial Group, Inc. 15,044 1,356
Progressive Corp. (The) 44,031 8,729
Prologis, Inc.(ö) 69,833 9,231
Prudential Financial, Inc. 26,546 2,593
Public Storage(ö) 11,978 3,245
Raymond James Financial, Inc. 13,347 1,933
Realty Income Corp.(ö) 69,771 4,269
Regency Centers Corp.(ö) 12,540 949
Regions Financial Corp. 66,044 1,725
Robinhood Markets, Inc. Class A(Æ) 59,349 4,113
S&P Global, Inc. 22,988 9,778
SBA Communications Corp.(ö) 8,102 1,394
Simon Property Group, Inc.(ö) 24,487 4,568
State Street Corp. 21,235 2,687
Synchrony Financial 26,448 1,799
T Rowe Price Group, Inc. 16,468 1,484
Travelers Cos., Inc. (The) 16,245 4,738
Truist Financial Corp. 95,134 4,373
UDR, Inc.(ö) 22,888 773
US Bancorp 116,776 6,074
Ventas, Inc.(ö) 36,108 2,953
VICI Properties, Inc.(ö) 81,093 2,215
Visa, Inc. Class A 126,597 38,263
W.R. Berkley Corp. 22,671 1,503
Wells Fargo & Co. 232,329 18,496
Welltower, Inc.(ö) 52,419 10,364
Weyerhaeuser Co.(ö) 54,252 1,325
Willis Towers Watson PLC 7,229 2,101
597,276
Health Care - 9.2%
Abbott Laboratories 130,644 13,413
AbbVie, Inc. 132,774 28,877
Agilent Technologies, Inc. 21,518 2,453
Align Technology, Inc.(Æ) 5,064 868
Amgen, Inc. 40,440 14,229
Baxter International, Inc. 38,770 651
Becton Dickinson & Co. 21,666 3,407
Biogen, Inc.(Æ) 11,036 2,023
Bio-Techne Corp. 11,895 622
Boston Scientific Corp.(Æ) 111,411 6,991

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
74 Venerable Large Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Bristol-Myers Squibb Co. 152,989 9,279
Cardinal Health, Inc. 17,905 3,784
Cencora, Inc. Class A 14,705 4,619
Centene Corp.(Æ) 36,254 1,187
Charles River Laboratories International,
Inc.(Æ) 3,910 675
Cigna Group (The) 19,790 5,279
Cooper Cos, Inc. (The)(Æ) 14,738 1,054
CVS Health Corp. 96,281 6,915
Danaher Corp. 47,264 8,961
DaVita, Inc.(Æ) 2,542 391
Dexcom, Inc.(Æ) 29,266 1,838
Edwards Lifesciences Corp.(Æ) 44,009 3,524
Elevance Health, Inc. 16,581 4,854
Eli Lilly & Co. 59,663 54,876
GE HealthCare Technologies, Inc. 34,665 2,467
Gilead Sciences, Inc. 93,165 12,984
HCA Healthcare, Inc. 11,760 5,565
Henry Schein, Inc.(Æ) 7,946 586
Hologic, Inc.(Æ) 17,277 1,306
Humana, Inc. 9,176 1,591
IDEXX Laboratories, Inc.(Æ) 6,000 3,371
Incyte Corp.(Æ) 12,669 1,192
Insulet Corp.(Æ) 5,296 1,111
Intuitive Surgical, Inc.(Æ) 26,659 12,290
IQVIA Holdings, Inc.(Æ) 12,961 2,210
Johnson & Johnson 181,449 44,353
Labcorp Holdings, Inc. 6,386 1,704
McKesson Corp. 9,202 7,963
Medtronic PLC 96,333 8,347
Merck & Co., Inc. 186,507 22,435
Moderna, Inc.(Æ) 26,493 1,346
Pfizer, Inc. 427,217 11,996
Quest Diagnostics, Inc. 8,264 1,620
Regeneron Pharmaceuticals, Inc. 7,634 5,898
ResMed, Inc. 11,085 2,488
Revvity, Inc. 8,890 779
Solventum Corp.(Æ) 11,218 733
STERIS PLC 7,368 1,629
Stryker Corp. 25,875 8,502
Thermo Fisher Scientific, Inc. 28,225 13,873
UnitedHealth Group, Inc. 68,051 18,414
Universal Health Services, Inc. Class B 4,386 785
Vertex Pharmaceuticals, Inc.(Æ) 19,077 8,519
Viatris, Inc. 89,380 1,208
Waters Corp.(Æ) 7,463 2,223
West Pharmaceutical Services, Inc. 5,405 1,355
Zimmer Biomet Holdings, Inc. 14,926 1,350
Zoetis, Inc. Class A 32,119 3,797
396,760
Materials and Processing - 3.1%
Air Products and Chemicals, Inc. 16,727 4,859
Albemarle Corp. 8,967 1,610
Amcor PLC 34,720 1,380
Ball Corp. 20,631 1,220
Builders FirstSource, Inc.(Æ) 8,585 707
Carrier Global Corp. 59,782 3,366
CF Industries Holdings, Inc. 11,877 1,542
Copart, Inc.(Æ) 67,534 2,242
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
CRH PLC 50,354 5,293
Dow, Inc. 54,056 2,251
DuPont de Nemours, Inc. 30,810 1,411
Ecolab, Inc. 19,151 5,095
Fastenal Co. 87,056 4,039
Freeport-McMoRan, Inc. 108,927 6,403
General Electric Co. 78,802 22,362
International Flavors & Fragrances, Inc. 19,490 1,414
International Paper Co. 40,675 1,452
Johnson Controls International PLC 46,371 6,072
Lennox International, Inc. 2,404 1,116
Linde PLC 35,068 17,385
LyondellBasell Industries NV Class A 19,836 1,598
Martin Marietta Materials, Inc. 4,577 2,694
Masco Corp. 15,331 926
Mosaic Co. (The) 23,890 609
Newmont Corp. 81,981 8,874
Nucor Corp. 17,414 2,945
Packaging Corp. of America 6,800 1,443
Pool Corp. 2,546 515
PPG Industries, Inc. 17,067 1,824
Qnity Electronics, Inc. 15,885 1,833
Sherwin-Williams Co. (The) 17,320 5,552
Smurfit WestRock PLC 39,334 1,567
Steel Dynamics, Inc. 10,560 1,901
Trane Technologies PLC 16,628 6,930
Vulcan Materials Co. 10,028 2,731
133,161
Producer Durables - 7.2%
3M Co. 39,558 5,745
AMETEK, Inc. 17,524 3,756
Amphenol Corp. Class A 92,842 11,731
AO Smith Corp. 8,555 564
Aptiv PLC(Æ) 16,019 1,112
Automatic Data Processing, Inc. 30,241 6,144
Avery Dennison Corp. 6,064 1,047
Boeing Co. (The)(Æ) 59,005 11,744
Caterpillar, Inc. 34,955 24,764
CH Robinson Worldwide, Inc. 9,014 1,497
Cintas Corp. 25,850 4,372
Comfort Systems USA, Inc. 2,670 3,682
Corpay, Inc.(Æ) 5,268 1,533
CSX Corp. 139,663 5,733
Cummins, Inc. 10,470 5,633
Deere & Co. 18,939 10,668
Delta Air Lines, Inc. 49,425 3,286
Dover Corp. 10,132 2,112
EMCOR Group, Inc. 3,396 2,507
Emerson Electric Co. 42,228 5,533
Equifax, Inc. 9,161 1,650
Expeditors International of Washington, Inc. 10,100 1,447
FedEx Corp. 16,251 5,788
Fortive Corp. 24,204 1,338
Gartner, Inc.(Æ) 5,361 849
GE Vernova, Inc. 20,249 17,675
Generac Holdings, Inc.(Æ) 4,466 872
General Dynamics Corp. 19,066 6,544
Honeywell International, Inc. 47,683 10,778
Howmet Aerospace, Inc. 30,121 6,942

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Large Cap Index Fund 75
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Huntington Ingalls Industries, Inc. 3,047 1,158
IDEX Corp. 5,696 1,080
Illinois Tool Works, Inc. 19,704 5,129
Ingersoll Rand, Inc. 27,082 2,170
Jacobs Solutions, Inc. 8,937 1,137
JB Hunt Transport Services, Inc. 5,678 1,203
Keysight Technologies, Inc.(Æ) 13,035 3,681
L3Harris Technologies, Inc. 14,037 4,845
Lockheed Martin Corp. 15,211 9,193
Mettler-Toledo International, Inc.(Æ) 1,547 1,951
Nordson Corp. 4,020 1,070
Norfolk Southern Corp. 16,871 4,842
Northrop Grumman Corp. 10,023 6,838
Old Dominion Freight Line, Inc. 13,990 2,734
Otis Worldwide Corp. 29,585 2,280
PACCAR, Inc. 39,440 4,555
Parker-Hannifin Corp. 9,482 8,489
Paychex, Inc. 24,636 2,269
Pentair PLC 12,332 1,074
Quanta Services, Inc. 11,203 6,151
Republic Services, Inc. Class A 15,262 3,343
Rockwell Automation, Inc. 8,516 3,056
Rollins, Inc. 22,785 1,217
Snap-on, Inc. 3,948 1,434
Southwest Airlines Co. 37,384 1,404
Stanley Black & Decker, Inc. 11,931 848
Teledyne Technologies, Inc.(Æ) 3,573 2,162
Textron, Inc. 13,252 1,160
Trade Desk, Inc. (The) Class A(Æ) 33,496 760
TransDigm Group, Inc. 4,272 4,951
Trimble, Inc.(Æ) 18,091 1,180
Union Pacific Corp. 44,578 10,815
United Airlines Holdings, Inc.(Æ) 24,597 2,265
United Parcel Service, Inc. Class B 56,050 5,514
United Rentals, Inc. 4,794 3,493
Veralto Corp. 18,692 1,653
Verisk Analytics, Inc. Class A 10,554 2,003
Vertiv Holdings Co. Class A 28,740 7,202
W.W. Grainger, Inc. 3,329 3,631
Waste Management, Inc. 28,112 6,460
Westinghouse Air Brake Technologies Corp. 12,967 3,241
Xylem, Inc. 18,467 2,207
Zebra Technologies Corp. Class A(Æ) 3,740 782
309,676
Technology - 40.6%
Accenture PLC Class A 46,215 9,164
Adobe, Inc.(Æ) 30,829 7,494
Advanced Micro Devices, Inc.(Æ) 122,445 24,909
Airbnb, Inc. Class A(Æ) 32,229 4,070
Akamai Technologies, Inc.(Æ) 11,061 1,270
Allegion PLC 6,546 951
Alphabet, Inc. Class A 438,282 126,032
Alphabet, Inc. Class C 352,025 100,982
Analog Devices, Inc. 36,699 11,675
Apple, Inc. 1,106,338 280,778
Applied Materials, Inc. 59,601 20,371
AppLovin Corp. Class A(Æ) 20,347 8,098
Arista Networks, Inc.(Æ) 77,638 9,532
Autodesk, Inc.(Æ) 16,116 3,858
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Block, Inc. Class A(Æ) 41,680 2,508
Booking Holdings, Inc. 2,419 10,185
Broadcom, Inc. 356,952 110,480
Broadridge Financial Solutions, Inc. 8,884 1,444
Cadence Design Systems, Inc.(Æ) 20,624 5,731
CDW Corp. 10,102 1,223
Ciena Corp.(Æ) 10,582 4,108
Cisco Systems, Inc. 296,823 23,031
Cognizant Technology Solutions Corp.
Class A 36,585 2,245
Coherent Corp.(Æ) 14,264 3,398
Corning, Inc. 58,656 7,975
Corteva, Inc. 51,171 4,284
Crowdstrike Holdings, Inc. Class A(Æ) 19,001 7,418
Datadog, Inc. Class A(Æ) 24,749 2,922
Dell Technologies, Inc. Class C 22,608 3,711
DoorDash, Inc. Class A(Æ) 28,337 4,255
EchoStar Corp. Class A(Æ) 10,242 1,199
Electronic Arts, Inc. 17,025 3,471
EPAM Systems, Inc.(Æ) 4,292 581
F5, Inc.(Æ) 4,383 1,268
Fair Isaac Corp.(Æ) 1,799 1,921
Fidelity National Information Services, Inc. 39,463 1,851
Fiserv, Inc.(Æ) 40,910 2,283
Fortinet, Inc.(Æ) 47,475 3,880
Gen Digital, Inc. 41,946 790
GoDaddy, Inc. Class A(Æ) 10,184 842
Hewlett Packard Enterprise Co. 100,075 2,383
HP, Inc. 69,847 1,342
Intel Corp.(Æ) 352,583 15,560
International Business Machines Corp. 70,222 17,021
Intuit, Inc. 20,897 9,035
Jabil, Inc. 7,951 2,112
Jack Henry & Associates, Inc. 5,611 887
KLA Corp. 9,831 14,475
Lam Research Corp. 93,729 20,026
Leidos Holdings, Inc. 9,729 1,513
Lumentum Holdings, Inc. Class E(Æ) 5,432 3,817
Meta Platforms, Inc. Class A 164,644 94,198
Microchip Technology, Inc. 40,991 2,648
Micron Technology, Inc. 84,715 28,620
Microsoft Corp. 559,436 207,086
Monolithic Power Systems, Inc. 3,670 4,013
Motorola Solutions, Inc. 12,445 5,401
MSCI, Inc. Class A 5,591 3,014
NetApp, Inc. 15,064 1,542
NVIDIA Corp. 1,830,815 319,294
NXP Semiconductors NV 18,895 3,720
ON Semiconductor Corp.(Æ) 29,975 1,856
Oracle Corp. 127,368 18,737
Palantir Technologies, Inc. Class A(Æ) 171,578 25,098
Palo Alto Networks, Inc.(Æ) 60,640 9,722
PayPal Holdings, Inc. 69,142 3,127
PTC, Inc.(Æ) 9,105 1,297
QUALCOMM, Inc. 80,140 10,320
Roper Technologies, Inc. 8,109 2,869
Salesforce, Inc. 70,392 13,140
Sandisk Corp.(Æ) 11,082 7,041
Seagate Technology Holdings PLC 16,385 6,419
ServiceNow, Inc.(Æ) 78,671 8,225

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
76 Venerable Large Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Skyworks Solutions, Inc. 11,320 606
Super Micro Computer, Inc.(Æ) 38,923 886
Synopsys, Inc.(Æ) 14,368 5,697
Take-Two Interactive Software, Inc.(Æ) 13,232 2,613
TE Connectivity PLC 22,044 4,608
Teradyne, Inc. 11,905 3,529
Texas Instruments, Inc. 68,161 13,233
Tyler Technologies, Inc.(Æ) 3,279 1,123
Uber Technologies, Inc.(Æ) 154,615 11,121
VeriSign, Inc. 6,276 1,559
Western Digital Corp. 25,458 6,886
Workday, Inc. Class A(Æ) 16,198 2,104
1,741,711
Utilities - 3.8%
AES Corp. (The) 54,184 763
Alliant Energy Corp. 19,956 1,432
Ameren Corp. 20,516 2,255
American Electric Power Co., Inc. 40,613 5,324
American Water Works Co., Inc. 14,883 2,025
APA Corp. 27,023 1,147
AT&T, Inc. 525,913 15,246
Atmos Energy Corp. 12,354 2,282
CenterPoint Energy, Inc. 49,697 2,145
CMS Energy Corp. 23,431 1,818
ConocoPhillips 92,040 12,149
Consolidated Edison, Inc. 27,376 3,098
Constellation Energy Corp. 23,402 6,535
Dominion Energy, Inc. 64,797 4,006
DTE Energy Co. 15,752 2,303
Duke Energy Corp. 58,422 7,650
Edison International 29,278 2,143
Entergy Corp. 33,899 3,809
Evergy, Inc. 17,864 1,463
Eversource Energy 28,457 1,971
Exelon Corp. 76,643 3,757
Expand Energy Corp. 17,925 1,968
FirstEnergy Corp. 39,177 1,985
NextEra Energy, Inc. 156,455 14,532
NiSource, Inc. 36,039 1,682
NRG Energy, Inc. 16,159 2,361
PG&E Corp. 166,749 2,930
Pinnacle West Capital Corp. 9,107 918
PPL Corp. 56,296 2,151
Public Service Enterprise Group, Inc. 37,859 3,065
Sempra 49,053 4,766
Southern Co. (The) 82,720 7,984
T-Mobile US, Inc. 35,572 7,471
Verizon Communications, Inc. 316,799 15,903
Vistra Corp. 24,243 3,644
WEC Energy Group, Inc. 24,773 2,868
Xcel Energy, Inc. 44,861 3,564
161,113
Total Common Stocks
(cost $3,622,805) 4,211,731
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Short-Term Investments - 1.6%
State Street Institutional U.S. Government
Money Market Fund 69,048,854 69,049
Total Short-Term Investments
(cost $69,049) 69,049
Total Investments - 99.7%
(cost $3,691,854) 4,280,780
Other Assets net of Liabilities
- 0.3%
10,844
Net Assets - 100.0%
4,291,624

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Large Cap Index Fund 77
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
S&P 500 E-Mini Index Futures 216 USD 70,964 06/18/2026 (1,249)
Total Futures Contracts (å) (1,249)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Consumer Discretionary $ 566,753 $ — $ — $ 566,753
Consumer Staples 139,406 — — 139,406
Energy 165,875 — — 165,875
Financial Services 597,276 — — 597,276
Health Care 396,760 — — 396,760
Materials and Processing 133,161 — — 133,161
Producer Durables 309,676 — — 309,676
Technology 1,741,711 — — 1,741,711
Utilities 161,113 — — 161,113
Short-Term Investments 69,049 — — 69,049
Total Investments
4,280,780 — — 4,280,780
Derivatives
Liabilities
Futures Contracts (1,249) — — (1,249)
Total Derivatives
*
$ (1,249) $ — $ — $ (1,249)
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Ireland ................................................................................................
9,164 0 .2
Netherlands ........................................................................................
3,720 0 .1
Switzerland ........................................................................................
4,608 0 .1
United States ......................................................................................
4,263,288 99 .3
Total Investments ............................................................................... 4,280,780 99 .7

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
78 Venerable Mid Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 98.7%
Consumer Discretionary - 14.3%
Amer Sports, Inc.(Æ) 12,075 398
API Group Corp.(Æ) 28,612 1,159
AutoNation, Inc.(Æ) 2,181 426
Avis Budget Group, Inc.(Æ) 1,349 197
Axon Enterprise, Inc.(Æ) 5,970 2,535
Bath & Body Works, Inc. 16,681 311
Best Buy Co., Inc. 15,483 994
Birkenstock Holding PLC(Æ) 3,441 123
BJ's Wholesale Club Holdings, Inc.(Æ) 10,576 1,041
BorgWarner, Inc. 16,989 922
Boyd Gaming Corp. 4,512 371
Bright Horizons Family Solutions, Inc.(Æ) 4,601 378
Brunswick Corp. 5,373 391
Burlington Stores, Inc.(Æ) 5,032 1,637
Caesars Entertainment, Inc.(Æ) 16,347 432
CarMax, Inc.(Æ) 11,342 472
Carnival Corp. 91,766 2,375
Carvana Co.(Æ) 10,827 3,404
Cava Group, Inc.(Æ) 8,065 652
Charter Communications, Inc. Class A(Æ) 6,548 1,414
Chewy, Inc. Class A(Æ) 17,676 477
Choice Hotels International, Inc. 2,189 227
Churchill Downs, Inc. 5,288 475
Columbia Sportswear Co. 2,034 112
Coupang, Inc.(Æ) 104,744 1,978
Crocs, Inc.(Æ) 4,146 344
Curtiss-Wright Corp. 2,946 2,007
Darden Restaurants, Inc. 9,209 1,805
Deckers Outdoor Corp.(Æ) 11,616 1,163
Dick's Sporting Goods, Inc. 5,067 1,005
Dillard's, Inc. Class A 237 136
Dollar General Corp. 17,587 2,088
Dollar Tree, Inc.(Æ) 15,034 1,646
Domino's Pizza, Inc. 2,535 910
DR Horton, Inc. 20,726 2,844
DraftKings, Inc. Class A(Æ) 38,469 832
Duolingo, Inc.(Æ) 3,039 300
Dutch Bros, Inc. Class A(Æ) 9,385 475
eBay, Inc. 36,156 3,291
Expedia Group, Inc. 9,278 2,142
FactSet Research Systems, Inc. 2,998 651
Ferguson Enterprises, Inc. 15,294 3,567
Five Below, Inc.(Æ) 4,306 984
Floor & Decor Holdings, Inc. Class A(Æ) 8,679 441
Flutter Entertainment PLC(Æ) 12,642 1,289
Ford Motor Co. 312,548 3,607
Fox Corp. Class A 16,517 965
Fox Corp. Class B 12,068 641
Freshpet, Inc.(Æ) 3,837 226
GameStop Corp. Class A(Æ) 32,792 756
Gap, Inc. (The) 18,156 439
Garmin, Ltd. 13,044 3,026
Genuine Parts Co. 11,105 1,174
Grand Canyon Education, Inc.(Æ) 2,250 383
Harley-Davidson, Inc. 8,864 179
Hasbro, Inc. 11,166 1,045
Hilton Worldwide Holdings, Inc. 18,261 5,553
Hubbell, Inc. Class B 4,284 2,102
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Hyatt Hotels Corp. Class A 3,215 462
IAC, Inc.(Æ) 5,434 218
Karman Holdings Inc.(Æ) 4,115 329
Las Vegas Sands Corp. 24,537 1,322
Lear Corp. 4,138 501
Lennar Corp. Class A 16,424 1,426
Lennar Corp. Class B 829 70
Leonardo DRS, Inc. 6,104 272
Liberty Broadband Corp. Class A(Æ) 1,438 72
Liberty Broadband Corp. Class C(Æ) 9,193 462
Liberty Global, Ltd. Class A(Æ) 13,539 164
Liberty Global, Ltd. Class C(Æ) 10,840 127
Liberty Live Holdings, Inc. Class A(Æ) 1,591 146
Liberty Live Holdings, Inc. Class C(Æ) 3,744 352
Liberty Media Corp. Class A(Æ) 1,836 143
Liberty Media Corp. Class C(Æ) 16,759 1,425
Lithia Motors, Inc. Class A 1,943 485
Live Nation Entertainment, Inc.(Æ) 12,671 1,932
Lucid Group, Inc.(Æ) 10,795 103
Lululemon Athletica, Inc.(Æ) 8,221 1,259
Macy's, Inc. 21,908 396
Madison Square Garden Sports Corp. Class
A(Æ) 1,321 425
Mattel, Inc.(Æ) 25,009 363
MGM Resorts International(Æ) 16,412 607
New York Times Co. (The) Class A 12,848 1,076
Newell Brands, Inc. 33,704 116
News Corp. Class A 30,637 764
News Corp. Class B 9,967 284
Nexstar Media Group, Inc. Class A 2,275 411
Norwegian Cruise Line Holdings, Ltd.(Æ) 36,384 680
nVent Electric PLC 12,749 1,508
NVR, Inc.(Æ) 217 1,430
Ollie's Bargain Outlet Holdings, Inc.(Æ) 4,949 456
Omnicom Group, Inc. 25,035 1,885
On Holding AG Class A(Æ) 18,077 615
Penn Entertainment, Inc.(Æ) 10,521 158
Penske Automotive Group, Inc. 1,481 221
Planet Fitness, Inc. Class A(Æ) 6,638 494
PulteGroup, Inc. 15,551 1,829
PVH Corp. 3,641 254
QXO, Inc.(Æ) 51,565 1,001
Ralph Lauren Corp. Class A 3,039 1,045
RB Global, Inc. 14,841 1,423
Restaurant Brands International, Inc. 27,325 2,019
RH(Æ) 1,237 173
Rivian Automotive, Inc. Class A(Æ) 62,936 947
Rocket Lab Corp.(Æ) 39,217 2,519
Ross Stores, Inc. 25,506 5,525
Royal Caribbean Cruises, Ltd. 20,285 5,582
Sensata Technologies Holding PLC 11,739 413
Service Corp. International 11,053 912
SharkNinja, Inc.(Æ) 6,668 706
Sirius Xm Holdings, Inc. 15,202 351
Somnigroup International, Inc. 16,185 1,196
Tapestry, Inc. 16,377 2,311
Texas Roadhouse, Inc. Class A 5,356 885
Thor Industries, Inc. 4,105 328
TKO Group Holdings, Inc. 5,317 1,072
Toll Brothers, Inc. 7,551 1,031

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Mid Cap Index Fund 79
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Tractor Supply Co. 42,540 1,927
Travel + Leisure Co. 4,971 344
Ulta Beauty, Inc.(Æ) 3,550 1,856
Under Armour, Inc. Class A(Æ) 16,409 97
Under Armour, Inc. Class C(Æ) 16,312 94
Vail Resorts, Inc. 2,827 363
Valvoline, Inc.(Æ) 10,424 351
VF Corp. 28,422 483
Viking Holdings, Ltd.(Æ) 13,954 1,025
Warner Bros. Discovery, Inc.(Æ) 186,470 5,120
Wayfair, Inc. Class A(Æ) 7,838 590
Wendy's Co. (The) 14,213 99
Whirlpool Corp. 4,404 237
Williams-Sonoma, Inc. 9,212 1,680
Wingstop, Inc. 2,247 348
Wyndham Hotels & Resorts, Inc. 5,993 487
Wynn Resorts, Ltd. 6,099 619
YETI Holdings, Inc.(Æ) 6,212 227
Yum! Brands, Inc. 22,302 3,468
Zillow Group, Inc. Class A(Æ) 3,949 163
Zillow Group, Inc. Class C(Æ) 13,353 553
145,729
Consumer Staples - 4.0%
Albertsons Cos., Inc. Class A 28,263 482
Aramark 21,140 857
Archer-Daniels-Midland Co. 38,273 2,782
BellRing Brands, Inc.(Æ) 9,385 151
Boston Beer Co., Inc. (The) Class A(Æ) 626 144
Brown-Forman Corp. Class A 3,789 101
Brown-Forman Corp. Class B 11,482 304
Bunge Global SA 10,429 1,327
Campbell's Co. (The) 15,685 349
Casey's General Stores, Inc. 2,958 2,153
Celsius Holdings, Inc.(Æ) 13,394 475
Church & Dwight Co., Inc. 19,227 1,794
Clorox Co. (The) 9,753 1,011
Coca-Cola Consolidated, Inc. 4,526 868
Conagra Brands, Inc. 38,519 605
Constellation Brands, Inc. Class A 11,374 1,706
Coty, Inc. Class A(Æ) 29,999 60
elf Beauty, Inc.(Æ) 4,497 273
Estee Lauder Cos., Inc. (The) Class A 19,619 1,408
Flowers Foods, Inc. 14,956 122
General Mills, Inc. 42,692 1,589
Hershey Co. (The) 11,664 2,425
Hormel Foods Corp. 23,568 534
Ingredion, Inc. 5,103 575
JM Smucker Co. (The) 8,292 800
Kenvue, Inc. 152,051 2,621
Kraft Heinz Co. (The) 68,327 1,537
Kroger Co. (The) 46,517 3,366
McCormick & Co., Inc. 20,263 1,022
Molson Coors Beverage Co. Class B 13,068 563
Performance Food Group Co.(Æ) 12,217 1,046
Pilgrim's Pride Corp. 3,594 136
Post Holdings, Inc.(Æ) 3,692 365
Primo Brands Corp. Class A 20,540 387
Reynolds Consumer Products, Inc. 4,737 100
Seaboard Corp. 22 124
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Smithfield Foods, Inc. 3,925 110
Sprouts Farmers Market, Inc.(Æ) 7,904 610
Sysco Corp. 38,373 2,737
Tyson Foods, Inc. Class A 22,165 1,420
US Foods Holding Corp.(Æ) 17,958 1,656
40,695
Energy - 6.4%
Antero Resources Corp.(Æ) 23,203 985
Baker Hughes Co. 79,393 4,847
Coterra Energy, Inc. 60,400 2,123
Devon Energy Corp. 48,577 2,444
Diamondback Energy, Inc. 15,777 3,121
Enphase Energy, Inc.(Æ) 10,189 385
EQT Corp. 48,255 3,071
First Solar, Inc.(Æ) 8,120 1,602
Halliburton Co. 67,182 2,619
HF Sinclair Corp. 12,486 779
Kinder Morgan, Inc. 155,691 5,220
Marathon Petroleum Corp. 24,088 5,882
Matador Resources Co. 9,453 597
NOV, Inc. 29,045 546
Occidental Petroleum Corp. 56,464 3,670
ONEOK, Inc. 50,013 4,521
Phillips 66 32,264 5,878
Range Resources Corp. 19,099 863
Targa Resources Corp. 17,005 4,264
TechnipFMC PLC 32,088 2,218
Texas Pacific Land Corp. 4,619 2,192
Valero Energy Corp. 24,337 6,013
Viper Energy, Inc. Class A 15,097 709
Weatherford International PLC 5,619 532
65,081
Financial Services - 19.0%
Affiliated Managers Group, Inc. 2,210 612
Affirm Holdings, Inc.(Æ) 21,983 1,007
AGNC Investment Corp.(ö) 86,612 869
Agree Realty Corp.(ö) 9,033 681
Air Lease Corp. Class A 8,430 547
Alexandria Real Estate Equities, Inc.(ö) 13,883 644
Allstate Corp. (The) 20,889 4,331
Ally Financial, Inc. 22,367 877
American Financial Group, Inc. 5,352 683
American Homes 4 Rent Class A(ö) 27,671 773
Americold Realty Trust, Inc.(ö) 23,058 264
Ameriprise Financial, Inc. 7,317 3,252
Annaly Capital Management, Inc.(ö) 54,706 1,157
Arch Capital Group, Ltd.(Æ) 28,203 2,707
Ares Management Corp. Class A 15,065 1,644
Assurant, Inc. 3,997 871
Assured Guaranty, Ltd. 3,444 281
AvalonBay Communities, Inc.(ö) 11,393 1,861
Axis Capital Holdings, Ltd. 5,948 603
Bank of New York Mellon Corp. (The) 55,163 6,544
Bank OZK 8,637 396
Blue Owl Capital, Inc. 50,904 465
BOK Financial Corp. 1,493 191
Brighthouse Financial, Inc.(Æ) 4,626 277
Brixmor Property Group, Inc.(ö) 24,634 709

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
80 Venerable Mid Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Brown & Brown, Inc. 22,763 1,484
BXP, Inc.(ö) 12,685 658
Camden Property Trust(ö) 8,554 835
Carlyle Group, Inc. (The) 20,925 1,013
Cboe Global Markets, Inc. 8,381 2,356
CBRE Group, Inc. Class A(Æ) 23,806 3,225
Central Bancompany, Inc. 1,569 38
Cincinnati Financial Corp. 12,332 1,940
Circle Internet Group, Inc.(Æ) 9,097 868
Citizens Financial Group, Inc. 34,359 2,061
Clarivate PLC(Æ) 30,762 78
CNA Financial Corp. 1,818 83
Coinbase Global, Inc. Class A(Æ) 17,838 3,115
Columbia Banking System, Inc. 23,427 643
Commerce Bancshares, Inc. 10,467 515
Corebridge Financial, Inc. 21,080 503
CoStar Group, Inc.(Æ) 33,425 1,348
Cousins Properties, Inc.(ö) 13,688 309
Credit Acceptance Corp.(Æ) 303 128
Crown Castle, Inc.(ö) 34,729 2,824
CubeSmart(ö) 18,326 672
Cullen/Frost Bankers, Inc. 4,760 652
Digital Realty Trust, Inc.(ö) 27,560 4,967
East West Bancorp, Inc. 10,939 1,168
EastGroup Properties, Inc.(ö) 4,286 793
EPR Properties(ö) 6,163 308
Equitable Holdings, Inc. 22,878 849
Equity LifeStyle Properties, Inc. Class A(ö) 15,539 970
Equity Residential(ö) 30,338 1,794
Essex Property Trust, Inc.(ö) 5,103 1,235
Evercore, Inc. Class A 2,987 892
Everest Group, Ltd. 3,320 1,085
Extra Space Storage, Inc.(ö) 16,867 2,212
Federal Realty Investment Trust(ö) 6,884 731
Fidelity National Financial, Inc. 20,819 966
Fifth Third Bancorp 72,338 3,361
First American Financial Corp. 7,874 475
First Citizens BancShares, Inc. Class A 701 1,321
First Hawaiian, Inc. 10,107 249
First Horizon Corp. 38,524 877
First Industrial Realty Trust, Inc.(ö) 10,246 593
FNB Corp. 28,730 480
Franklin Resources, Inc. 21,494 508
Freedom Holding Corp.(Æ) 1,417 205
Gaming and Leisure Properties, Inc.(ö) 21,730 964
Global Payments, Inc. 18,813 1,266
Globe Life, Inc. 6,373 887
Hamilton Lane, Inc. Class A 3,216 320
Hanover Insurance Group, Inc. (The) 2,832 491
Hartford Insurance Group, Inc. (The) 22,490 3,041
Healthcare Realty Trust, Inc.(ö) 26,546 451
Healthpeak Properties, Inc.(ö) 56,106 922
Highwoods Properties, Inc.(ö) 8,651 185
Host Hotels & Resorts, Inc.(ö) 54,885 1,052
Houlihan Lokey, Inc. Class A 4,378 629
Howard Hughes Holdings, Inc.(Æ) 2,505 158
Huntington Bancshares, Inc. 160,489 2,512
Invesco, Ltd. 29,451 715
Invitation Homes, Inc.(ö) 48,995 1,218
Iron Mountain, Inc.(ö) 23,489 2,399
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Janus Henderson Group PLC 9,832 505
Jefferies Financial Group, Inc. 12,393 511
Jones Lang LaSalle, Inc.(Æ) 3,777 1,149
Kemper Corp. 4,657 142
KeyCorp 73,972 1,483
Kilroy Realty Corp.(ö) 9,494 268
Kimco Realty Corp.(ö) 53,485 1,202
Kinsale Capital Group, Inc. 1,790 612
Lamar Advertising Co. Class A(ö) 6,974 883
Lazard, Inc. 7,446 316
Lincoln National Corp. 13,780 489
Lineage, Inc.(ö) 5,711 187
Loews Corp. 13,490 1,440
LPL Financial Holdings, Inc. 6,364 1,914
M&T Bank Corp. 12,166 2,515
Markel Group, Inc.(Æ) 998 1,910
Medical Properties Trust, Inc.(ö) 40,378 187
MGIC Investment Corp. 17,794 467
Mid-America Apartment Communities, Inc.
(ö) 9,321 1,138
Millrose Properties, Inc. Class A(ö) 12,389 347
Morningstar, Inc. 1,709 289
Nasdaq, Inc. 36,240 3,076
National Storage Affiliates Trust(ö) 5,697 215
NIQ Global Intelligence PLC(Æ) 4,240 48
NNN REIT, Inc.(ö) 14,970 629
Northern Trust Corp. 14,824 2,069
Old Republic International Corp. 18,493 738
Omega Healthcare Investors, Inc.(ö) 23,619 1,035
OneMain Holdings, Inc. 9,432 505
Park Hotels & Resorts, Inc.(ö) 14,839 156
Pinnacle Financial Partners, Inc. 11,926 1,027
Popular, Inc. 5,153 691
Primerica, Inc. 2,584 647
Principal Financial Group, Inc. 17,410 1,569
Prosperity Bancshares, Inc. 7,402 497
Prudential Financial, Inc. 28,035 2,739
Raymond James Financial, Inc. 14,278 2,067
Rayonier, Inc.(ö) 23,062 476
Realty Income Corp.(ö) 73,300 4,484
Regency Centers Corp.(ö) 14,459 1,094
Regions Financial Corp. 69,483 1,815
Reinsurance Group of America, Inc. Class A 5,281 1,078
RenaissanceRe Holdings, Ltd. 3,661 1,088
Rexford Industrial Realty, Inc.(ö) 18,663 611
Rithm Capital Corp.(ö) 44,586 423
RLI Corp. 6,622 378
Robinhood Markets, Inc. Class A(Æ) 60,765 4,211
Rocket Cos., Inc. Class A(Æ) 75,376 1,074
Ryan Specialty Holdings, Inc. Class A 8,513 287
SBA Communications Corp.(ö) 8,471 1,458
SEI Investments Co. 8,170 641
Shift4 Payments, Inc. Class A(Æ) 5,503 241
Simon Property Group, Inc.(ö) 25,940 4,839
SLM Corp. 16,599 355
SoFi Technologies, Inc.(Æ) 97,052 1,541
SouthState Bank Corp. 7,858 727
STAG Industrial, Inc.(ö) 15,216 549
Starwood Property Trust, Inc.(ö) 27,679 477
State Street Corp. 22,311 2,824

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Mid Cap Index Fund 81
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Stifel Financial Corp. 12,018 888
Sun Communities, Inc.(ö) 9,801 1,235
Synchrony Financial 27,823 1,893
T Rowe Price Group, Inc. 17,311 1,560
TFS Financial Corp. 4,553 64
TPG, Inc. 10,843 439
Tradeweb Markets, Inc. Class A 9,322 1,097
UDR, Inc.(ö) 26,722 903
Unum Group 13,304 972
UWM Holdings Corp. 13,633 49
Ventas, Inc.(ö) 37,487 3,066
VICI Properties, Inc.(ö) 85,494 2,336
Virtu Financial, Inc. Class A 6,560 289
Vornado Realty Trust(ö) 14,273 371
Voya Financial, Inc. 7,619 521
W.R. Berkley Corp. 18,007 1,193
Webster Financial Corp. 12,839 891
Western Alliance Bancorp 8,555 606
Western Union Co. (The) 25,670 224
WEX, Inc.(Æ) 2,748 421
Weyerhaeuser Co.(ö) 58,013 1,417
White Mountains Insurance Group, Ltd. 202 444
Willis Towers Watson PLC 7,659 2,226
Wintrust Financial Corp. 5,281 734
WP Carey, Inc.(ö) 17,353 1,179
XP, Inc. Class A 31,651 603
Zions Bancorp NA 11,738 676
193,473
Health Care - 8.9%
Acadia Healthcare Co., Inc.(Æ) 7,369 172
Agilent Technologies, Inc. 22,813 2,600
Align Technology, Inc.(Æ) 5,381 923
Alnylam Pharmaceuticals, Inc.(Æ) 10,145 3,357
Apellis Pharmaceuticals, Inc.(Æ) 8,722 351
Avantor, Inc.(Æ) 53,473 419
Baxter International, Inc. 41,011 689
Biogen, Inc.(Æ) 11,673 2,140
BioMarin Pharmaceutical, Inc.(Æ) 15,207 859
Bio-Rad Laboratories, Inc. Class A(Æ) 1,516 423
Bio-Techne Corp. 12,356 646
Bruker Corp. 8,347 302
Cardinal Health, Inc. 19,105 4,037
Caris Life Sciences, Inc.(Æ) 7,290 130
Cencora, Inc. Class A 14,654 4,603
Centene Corp.(Æ) 39,274 1,286
Certara, Inc.(Æ) 10,534 60
Charles River Laboratories International,
Inc.(Æ) 3,949 681
Chemed Corp. 1,113 420
Cooper Cos, Inc. (The)(Æ) 15,621 1,117
Corcept Therapeutics, Inc.(Æ) 7,800 314
DaVita, Inc.(Æ) 2,845 437
Dentsply Sirona, Inc. 16,111 187
Dexcom, Inc.(Æ) 31,287 1,965
Doximity, Inc. Class A(Æ) 10,952 255
Elanco Animal Health, Inc.(Æ) 39,399 943
Encompass Health Corp. 8,074 781
Envista Holdings Corp.(Æ) 13,363 339
Exelixis, Inc.(Æ) 21,322 915
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
GE HealthCare Technologies, Inc. 36,615 2,606
Globus Medical, Inc. Class A(Æ) 9,089 783
Halozyme Therapeutics, Inc.(Æ) 9,389 607
Henry Schein, Inc.(Æ) 8,133 599
Hologic, Inc.(Æ) 17,858 1,350
Humana, Inc. 9,665 1,676
IDEXX Laboratories, Inc.(Æ) 6,374 3,582
Illumina, Inc.(Æ) 12,300 1,516
Incyte Corp.(Æ) 12,847 1,209
Insmed, Inc.(Æ) 16,759 2,740
Inspire Medical Systems, Inc.(Æ) 2,220 115
Insulet Corp.(Æ) 5,608 1,177
Ionis Pharmaceuticals, Inc.(Æ) 12,651 950
IQVIA Holdings, Inc.(Æ) 13,525 2,307
Jazz Pharmaceuticals PLC(Æ) 4,659 881
Labcorp Holdings, Inc. 6,691 1,785
Masimo Corp.(Æ) 3,648 649
Medline, Inc. Class A(Æ) 25,961 1,155
Medpace Holdings, Inc.(Æ) 1,799 864
Moderna, Inc.(Æ) 28,704 1,458
Molina Healthcare, Inc.(Æ) 4,117 549
Natera, Inc.(Æ) 10,395 2,079
Neurocrine Biosciences, Inc.(Æ) 7,735 1,019
Organon & Co. 21,020 126
Penumbra, Inc.(Æ) 2,995 984
Perrigo Co. PLC 11,026 118
QIAGEN NV(Æ) 16,210 649
Quest Diagnostics, Inc. 8,925 1,749
Repligen Corp.(Æ) 4,255 501
ResMed, Inc. 11,686 2,623
Revolution Medicines, Inc.(Æ) 13,608 1,323
Revvity, Inc. 9,082 796
Roivant Sciences, Ltd.(Æ) 33,999 942
Royalty Pharma PLC Class A 30,786 1,477
Sarepta Therapeutics, Inc.(Æ) 7,416 161
Solventum Corp.(Æ) 11,967 781
Sotera Health Co.(Æ) 16,531 237
STERIS PLC 7,861 1,738
Summit Therapeutics, Inc.(Æ) 9,346 177
Teleflex, Inc. 3,575 428
Tempus AI, Inc. Class A(Æ) 7,775 352
Tenet Healthcare Corp.(Æ) 6,977 1,317
Ultragenyx Pharmaceutical, Inc.(Æ) 7,805 164
United Therapeutics Corp.(Æ) 3,390 2,010
Universal Health Services, Inc. Class B 4,204 752
Veeva Systems, Inc. Class A(Æ) 11,818 2,076
Viatris, Inc. 92,404 1,248
Viking Therapeutics, Inc.(Æ) 8,812 287
Waters Corp.(Æ) 7,868 2,343
West Pharmaceutical Services, Inc. 5,731 1,436
Zimmer Biomet Holdings, Inc. 15,855 1,434
91,236
Materials and Processing - 7.2%
AAON, Inc. 5,427 449
Acuity, Inc. 2,471 692
Advanced Drainage Systems, Inc. 5,656 776
Albemarle Corp. 9,408 1,689
Alcoa Corp. 20,677 1,372
Amcor PLC 36,905 1,467

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
82 Venerable Mid Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Anglogold Ashanti PLC 40,326 3,926
AptarGroup, Inc. 5,295 667
Armstrong World Industries, Inc. 3,480 573
Ashland, Inc. 3,821 212
ATI, Inc.(Æ) 10,785 1,569
Axalta Coating Systems, Ltd.(Æ) 17,046 472
Ball Corp. 21,470 1,269
Builders FirstSource, Inc.(Æ) 8,789 724
Carpenter Technology Corp. 3,853 1,519
Celanese Corp. Class A 8,850 582
CF Industries Holdings, Inc. 12,428 1,614
Cleveland-Cliffs, Inc.(Æ) 45,678 386
Core & Main, Inc. Class A(Æ) 15,198 751
Crown Holdings, Inc. 9,368 939
Darling Ingredients, Inc.(Æ) 12,521 774
Dow, Inc. 56,650 2,359
DuPont de Nemours, Inc. 33,505 1,535
Eagle Materials, Inc. 2,543 482
Eastman Chemical Co. 9,184 701
Element Solutions, Inc. 18,226 622
Fastenal Co. 91,876 4,263
Fermi, Inc.(Æ) 3,025 18
FMC Corp. 9,934 171
Fortune Brands Innovations, Inc. 9,860 384
Graphic Packaging Holding Co. 23,664 235
Hayward Holdings, Inc.(Æ) 16,046 215
Huntsman Corp. 13,302 177
International Flavors & Fragrances, Inc. 20,511 1,488
International Paper Co. 41,961 1,498
ITT, Inc. 6,775 1,291
James Hardie Industries PLC(Æ) 12,085 229
Lennox International, Inc. 2,543 1,180
LKQ Corp. 20,552 604
Louisiana-Pacific Corp. 5,100 371
LyondellBasell Industries NV Class A 20,509 1,652
Martin Marietta Materials, Inc. 4,802 2,827
Masco Corp. 16,633 1,004
MDU Resources Group, Inc. 16,634 345
Mohawk Industries, Inc.(Æ) 4,135 407
Mosaic Co. (The) 25,261 644
MP Materials Corp.(Æ) 10,458 505
NewMarket Corp. 467 299
Nucor Corp. 18,389 3,110
Olin Corp. 9,294 276
Owens Corning 6,534 707
Packaging Corp. of America 7,071 1,501
Pool Corp. 2,642 535
PPG Industries, Inc. 17,987 1,922
Qnity Electronics, Inc. 16,757 1,933
Reliance, Inc. 4,178 1,270
Royal Gold, Inc. 6,554 1,668
RPM International, Inc. 10,177 1,012
Sealed Air Corp. 11,804 496
Silgan Holdings, Inc. 6,990 271
Simpson Manufacturing Co., Inc. 3,354 576
SiteOne Landscape Supply, Inc.(Æ) 3,572 475
Smurfit WestRock PLC 41,710 1,662
Sonoco Products Co. 8,077 437
Steel Dynamics, Inc. 10,954 1,972
Timken Co. (The) 5,063 509
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Trex Co., Inc.(Æ) 8,753 319
Valmont Industries, Inc. 1,559 623
Vulcan Materials Co. 10,585 2,882
Watsco, Inc. 2,784 1,013
Westlake Corp. 2,705 316
73,413
Producer Durables - 16.2%
ADT, Inc. 41,318 271
AECOM 10,328 876
AGCO Corp. 4,966 575
Alaska Air Group, Inc.(Æ) 9,297 342
Allison Transmission Holdings, Inc. Class A 6,714 786
American Airlines Group, Inc.(Æ) 52,725 566
AMETEK, Inc. 18,445 3,954
AO Smith Corp. 9,098 600
Applied Industrial Technologies, Inc. 2,967 787
Aptiv PLC(Æ) 17,390 1,208
Aurora Innovation, Inc.(Æ) 88,244 364
Avery Dennison Corp. 6,142 1,061
Booz Allen Hamilton Holding Corp. Class A 9,684 756
BWX Technologies, Inc. 7,304 1,494
Carlisle Cos., Inc. 3,317 1,107
CH Robinson Worldwide, Inc. 9,383 1,558
Clean Harbors, Inc.(Æ) 4,056 1,163
CNH Industrial NV 70,281 773
Comfort Systems USA, Inc. 2,786 3,842
Corpay, Inc.(Æ) 5,441 1,583
Crane Co. 3,983 681
Cummins, Inc. 11,019 5,928
Delta Air Lines, Inc. 52,232 3,472
Donaldson Co., Inc. 9,207 781
Dover Corp. 10,856 2,263
EMCOR Group, Inc. 3,542 2,615
Equifax, Inc. 9,768 1,759
Esab Corp. 4,640 449
Euronet Worldwide, Inc.(Æ) 3,198 212
Everus Construction Group, Inc.(Æ) 4,117 486
ExlService Holdings, Inc.(Æ) 12,655 385
Expeditors International of Washington, Inc. 10,684 1,530
Flowserve Corp. 10,251 754
Fortive Corp. 25,399 1,404
FTAI Aviation, Ltd. 8,144 1,995
FTI Consulting, Inc.(Æ) 2,411 426
Gartner, Inc.(Æ) 5,614 889
Gates Industrial Corp. PLC(Æ) 20,524 464
Generac Holdings, Inc.(Æ) 4,627 904
Gentex Corp. 17,993 393
Graco, Inc. 13,292 1,125
GXO Logistics, Inc.(Æ) 9,084 471
H&R Block, Inc. 10,142 322
HEICO Corp. 3,399 932
HEICO Corp. Class A 6,004 1,267
Hexcel Corp. 6,030 488
Howmet Aerospace, Inc. 32,104 7,399
Huntington Ingalls Industries, Inc. 3,123 1,186
IDEX Corp. 6,052 1,147
Ingersoll Rand, Inc. 31,831 2,550
Jacobs Solutions, Inc. 9,371 1,193
JB Hunt Transport Services, Inc. 6,114 1,296

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Mid Cap Index Fund 83
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Keysight Technologies, Inc.(Æ) 13,776 3,890
Kirby Corp.(Æ) 4,320 574
Knight-Swift Transportation Holdings, Inc. 12,593 725
L3Harris Technologies, Inc. 14,950 5,160
Lamb Weston Holdings, Inc. 10,886 460
Landstar System, Inc. 2,722 436
Lincoln Electric Holdings, Inc. 4,274 1,065
Littelfuse, Inc. 1,960 665
Loar Holdings, Inc.(Æ) 3,452 198
ManpowerGroup, Inc. 4,002 118
MarketAxess Holdings, Inc. 2,947 486
MasTec, Inc.(Æ) 4,981 1,603
Mettler-Toledo International, Inc.(Æ) 1,647 2,077
Middleby Corp. (The)(Æ) 3,806 505
MSA Safety, Inc. 2,994 491
MSC Industrial Direct Co., Inc. Class A 3,583 331
Mueller Industries, Inc. 8,777 973
Murphy USA, Inc. 1,377 680
Nordson Corp. 4,251 1,131
Old Dominion Freight Line, Inc. 14,715 2,875
Oshkosh Corp. 5,087 749
Otis Worldwide Corp. 31,241 2,408
Paychex, Inc. 25,826 2,379
Paylocity Holding Corp.(Æ) 3,592 388
Pentair PLC 13,099 1,141
Quanta Services, Inc. 11,784 6,470
QuantumScape Corp.(Æ) 35,815 229
Ralliant Corp. 9,159 381
RBC Bearings, Inc.(Æ) 2,482 1,348
Regal Rexnord Corp. 5,287 990
Robert Half, Inc. 8,001 203
Rockwell Automation, Inc. 9,060 3,251
Rollins, Inc. 24,008 1,282
Ryder System, Inc. 3,145 644
Saia, Inc.(Æ) 2,131 749
Schneider National, Inc. Class B 3,772 99
Scotts Miracle-Gro Co. (The) Class A 3,534 215
Snap-on, Inc. 4,103 1,490
Southwest Airlines Co. 36,901 1,386
StandardAero, Inc.(Æ) 18,309 473
Stanley Black & Decker, Inc. 12,374 879
Teledyne Technologies, Inc.(Æ) 3,722 2,252
Tetra Tech, Inc. 20,982 632
Textron, Inc. 14,063 1,231
Toast, Inc. Class A(Æ) 37,080 983
TopBuild Corp.(Æ) 2,268 797
Toro Co. (The) 7,892 737
Trade Desk, Inc. (The) Class A(Æ) 35,142 797
TransUnion 15,606 1,080
Trimble, Inc.(Æ) 19,044 1,242
U-Haul Holding Co.(Æ) 8,854 398
United Airlines Holdings, Inc.(Æ) 26,027 2,396
United Rentals, Inc. 5,082 3,703
Veralto Corp. 19,846 1,755
Verisk Analytics, Inc. Class A 11,194 2,124
Vertiv Holdings Co. Class A 30,427 7,624
Vontier Corp. 11,780 418
W.W. Grainger, Inc. 3,501 3,819
WESCO International, Inc. 3,876 1,061
Westinghouse Air Brake Technologies Corp. 13,576 3,393
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Willscot Holdings Corp. 14,486 251
Woodward, Inc. 4,786 1,713
XPO, Inc.(Æ) 9,173 1,785
Xylem, Inc. 19,482 2,328
Zebra Technologies Corp. Class A(Æ) 4,065 850
165,798
Technology - 15.1%
Akamai Technologies, Inc.(Æ) 11,263 1,294
Allegion PLC 6,890 1,001
Allegro MicroSystems, Inc.(Æ) 10,167 321
Amdocs, Ltd. 8,500 555
Amentum Holdings, Inc.(Æ) 13,061 341
Amkor Technology, Inc. 9,616 433
Appfolio, Inc. Class A(Æ) 1,777 280
Arrow Electronics, Inc.(Æ) 4,208 603
AST SpaceMobile, Inc.(Æ) 17,278 1,432
Astera Labs, Inc.(Æ) 10,066 1,103
Avnet, Inc. 6,582 406
Bentley Systems, Inc. Class B 12,737 447
BILL Holdings, Inc.(Æ) 6,515 250
Block, Inc. Class A(Æ) 42,805 2,576
Broadridge Financial Solutions, Inc. 9,330 1,516
Bullish(Æ) 2,792 100
CACI International, Inc. Class A(Æ) 1,739 946
CCC Intelligent Solutions Holdings, Inc.(Æ) 45,649 274
CDW Corp. 10,397 1,258
Ciena Corp.(Æ) 11,294 4,385
Cirrus Logic, Inc.(Æ) 4,084 591
Cloudflare, Inc. Class A(Æ) 25,099 5,179
Cognex Corp. 13,569 665
Cognizant Technology Solutions Corp.
Class A 38,671 2,372
Coherent Corp.(Æ) 14,010 3,337
Concentrix Corp. 3,572 98
Corning, Inc. 62,501 8,498
Corteva, Inc. 54,218 4,539
Crane NXT Co. 3,963 161
Datadog, Inc. Class A(Æ) 24,988 2,950
DocuSign, Inc.(Æ) 16,087 763
Dolby Laboratories, Inc. Class A 4,994 300
DoubleVerify Holdings, Inc.(Æ) 11,765 112
Dropbox, Inc. Class A(Æ) 13,833 314
DXC Technology Co.(Æ) 14,156 178
Dynatrace, Inc.(Æ) 23,524 870
Elastic NV(Æ) 7,388 369
Electronic Arts, Inc. 20,128 4,104
Entegris, Inc. 11,992 1,406
EPAM Systems, Inc.(Æ) 4,313 584
Etsy, Inc.(Æ) 7,446 372
Everpure, Inc. Class A(Æ) 24,865 1,468
F5, Inc.(Æ) 4,522 1,308
Fair Isaac Corp.(Æ) 1,856 1,981
Fidelity National Information Services, Inc. 41,559 1,950
Figure Technology Solutions, Inc. Class
A(Æ) 2,931 100
Flex, Ltd.(Æ) 29,440 1,927
GCI Liberty, Inc. Class A(Æ) 288 11
GCI Liberty, Inc. Class C(Æ) 1,946 72
Gen Digital, Inc. 44,458 837

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
84 Venerable Mid Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Genpact, Ltd. 12,711 473
Gitlab, Inc. Class A(Æ) 11,421 247
GLOBALFOUNDRIES, Inc.(Æ) 9,816 437
Globant SA(Æ) 3,495 161
GoDaddy, Inc. Class A(Æ) 10,886 900
Guidewire Software, Inc.(Æ) 6,795 1,016
Hewlett Packard Enterprise Co. 104,981 2,500
HP, Inc. 73,573 1,413
HubSpot, Inc.(Æ) 4,068 993
Ingram Micro Holding Corp. 1,783 42
IPG Photonics Corp.(Æ) 1,992 228
Jabil, Inc. 8,313 2,208
Jack Henry & Associates, Inc. 5,809 918
KBR, Inc. 10,316 380
Kyndryl Holdings, Inc.(Æ) 18,503 243
Lattice Semiconductor Corp.(Æ) 10,880 1,009
Leidos Holdings, Inc. 10,209 1,588
Lumentum Holdings, Inc. Class E(Æ) 5,628 3,955
Lyft, Inc. Class A(Æ) 31,515 419
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,297 1,176
Manhattan Associates, Inc.(Æ) 4,784 637
Maplebear, Inc.(Æ) 13,936 522
Match Group, Inc. 18,838 579
Microchip Technology, Inc. 42,241 2,729
Millicom International Cellular SA 7,978 598
MKS, Inc. 5,345 1,228
MongoDB, Inc.(Æ) 6,303 1,543
Monolithic Power Systems, Inc. 3,697 4,042
MSCI, Inc. Class A 5,714 3,080
nCino, Inc.(Æ) 8,525 128
NetApp, Inc. 15,836 1,621
Nutanix, Inc. Class A(Æ) 20,962 797
Okta, Inc.(Æ) 13,376 1,053
ON Semiconductor Corp.(Æ) 32,197 1,994
Onto Innovation, Inc.(Æ) 3,937 807
Parsons Corp.(Æ) 4,271 231
Paycom Software, Inc. 3,999 486
Pegasystems, Inc. 7,036 299
Pinterest, Inc. Class A(Æ) 47,266 867
Procore Technologies, Inc.(Æ) 9,271 528
PTC, Inc.(Æ) 9,439 1,345
Qorvo, Inc.(Æ) 6,719 520
Reddit, Inc. Class A(Æ) 10,362 1,395
RingCentral, Inc. Class A 6,010 224
ROBLOX Corp. Class A(Æ) 49,649 2,808
Roku, Inc.(Æ) 10,310 976
Rubrik, Inc. Class A(Æ) 10,710 524
SailPoint, Inc.(Æ) 5,224 69
Samsara, Inc. Class A(Æ) 24,998 792
Sandisk Corp.(Æ) 11,442 7,270
Science Applications International Corp. 3,667 348
SentinelOne, Inc. Class A(Æ) 23,627 304
Skyworks Solutions, Inc. 11,846 634
SS&C Technologies Holdings, Inc. 16,740 1,131
Super Micro Computer, Inc.(Æ) 41,133 937
Take-Two Interactive Software, Inc.(Æ) 14,580 2,880
TD SYNNEX Corp. 6,180 1,043
Teradata Corp.(Æ) 7,582 194
Teradyne, Inc. 12,522 3,712
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Trump Media & Technology Group Corp.
(Æ) 12,983 120
Twilio, Inc. Class A(Æ) 11,321 1,424
Tyler Technologies, Inc.(Æ) 3,446 1,180
Ubiquiti, Inc. 341 269
UiPath, Inc. Class A(Æ) 32,191 357
Unity Software, Inc.(Æ) 26,075 572
Universal Display Corp. 3,554 326
VeriSign, Inc. 6,657 1,653
Western Digital Corp. 27,193 7,355
Zoom Communications, Inc. Class A(Æ) 21,332 1,715
ZoomInfo Technologies, Inc. Class A(Æ) 22,399 134
Zscaler, Inc.(Æ) 7,996 1,122
154,345
Utilities - 7.6%
AES Corp. (The) 56,838 801
Alliant Energy Corp. 20,567 1,476
Ameren Corp. 21,607 2,375
American Water Works Co., Inc. 15,593 2,122
Antero Midstream Corp. 27,058 617
APA Corp. 28,092 1,192
Atmos Energy Corp. 12,813 2,367
Brookfield Renewable Corp. 10,932 435
CenterPoint Energy, Inc. 52,173 2,252
Cheniere Energy, Inc. 17,060 4,841
Chord Energy Corp. 4,585 652
Clearway Energy, Inc. Class A 3,009 118
Clearway Energy, Inc. Class C 6,674 262
CMS Energy Corp. 24,236 1,880
Consolidated Edison, Inc. 28,818 3,262
DT Midstream, Inc. 8,123 1,094
DTE Energy Co. 16,589 2,426
Edison International 30,514 2,233
Entergy Corp. 35,749 4,017
Essential Utilities, Inc. 22,712 915
Evergy, Inc. 18,429 1,510
Eversource Energy 29,738 2,060
Exelon Corp. 80,910 3,966
Expand Energy Corp. 18,198 1,998
FirstEnergy Corp. 43,932 2,226
IDACORP, Inc. 4,317 617
Iridium Communications, Inc. 7,432 206
National Fuel Gas Co. 7,180 675
NiSource, Inc. 38,195 1,782
NRG Energy, Inc. 16,217 2,370
OGE Energy Corp. 16,260 780
Ovintiv, Inc. 22,984 1,364
Permian Resources Corp. Class A 54,897 1,170
PG&E Corp. 175,431 3,082
Pinnacle West Capital Corp. 9,538 961
PPL Corp. 59,247 2,263
Public Service Enterprise Group, Inc. 39,980 3,236
Talen Energy Corp.(Æ) 3,630 1,159
UGI Corp. 17,409 634
Vistra Corp. 27,095 4,073
WEC Energy Group, Inc. 26,067 3,018
Xcel Energy, Inc. 47,372 3,763
78,250

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Mid Cap Index Fund 85
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Total Common Stocks
(cost $998,279) 1,008,020
Short-Term Investments - 1.2%
State Street Institutional U.S. Government
Money Market Fund 11,996,811 11,997
Total Short-Term Investments
(cost $11,997) 11,997
Total Investments - 99.9%
(cost $1,010,276) 1,020,017
Other Assets net of Liabilities
- 0.1%
649
Net Assets - 100.0%
1,020,666

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
86 Venerable Mid Cap Index Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
S&P MidCap 400 E-Mini Index Futures 34 USD 11,548 06/18/2026 100
Total Futures Contracts (å) 100
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Consumer Discretionary $ 145,729 $ — $ — $ 145,729
Consumer Staples 40,695 — — 40,695
Energy 65,081 — — 65,081
Financial Services 193,473 — — 193,473
Health Care 91,236 — — 91,236
Materials and Processing 73,413 — — 73,413
Producer Durables 165,798 — — 165,798
Technology 154,345 — — 154,345
Utilities 78,250 — — 78,250
Short-Term Investments 11,997 — — 11,997
Total Investments
1,020,017 — — 1,020,017
Derivatives
Assets
Futures Contracts 100 — — 100
Total Derivatives
*
$ 100 $ — $ — $ 100
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Belgium ..............................................................................................
291 —**
Bermuda .............................................................................................
1,088 0.1
Brazil ..................................................................................................
603 0.1
Canada ................................................................................................
3,877 0.4
Cayman Islands ..................................................................................
100 —**
Finland ...............................................................................................
398 —**
Germany .............................................................................................
123 —**
Guatemala ..........................................................................................
598 —**
Ireland ................................................................................................
1,289 0.1

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Mid Cap Index Fund 87
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Japan ..................................................................................................
321 —**
Kazakhstan .........................................................................................
205 —**
Netherlands ........................................................................................
649 0.1
Puerto Rico .........................................................................................
691 0.1
South Africa .......................................................................................
3,926 0.4
South Korea .......................................................................................
1,978 0.2
Switzerland ........................................................................................
615 0.1
United Kingdom .................................................................................
2,218 0.2
United States ......................................................................................
1,001,047 98.1
Total Investments ............................................................................... 1,020,017 99.9
**
Less than .05% of net assets

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
88 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 98.7%
Consumer Discretionary - 10.2%
1-800-Flowers.com, Inc. Class A(Æ) 1,815 6
Abercrombie & Fitch Co. Class A(Æ) 3,426 313
Academy Sports & Outdoors, Inc. 5,050 285
Accel Entertainment, Inc.(Æ) 4,054 44
Acushnet Holdings Corp. 2,104 197
Advance Auto Parts, Inc. 4,575 241
Advanced Energy Industries, Inc. 2,831 914
AerSale Corp.(Æ) 2,664 17
AIRO Group Holdings, Inc.(Æ) 599 5
Alliance Laundry Holdings, Inc.(Æ) 3,334 69
AMC Entertainment Holdings, Inc. Class
A(Æ) 36,058 35
AMC Networks, Inc. Class A(Æ) 2,348 16
American Eagle Outfitters, Inc. 12,173 203
American Outdoor Brands, Inc.(Æ) 1,018 9
American Public Education, Inc.(Æ) 1,351 77
America's Car-Mart, Inc.(Æ) 620 8
Archer Aviation, Inc. Class A(Æ) 45,982 238
Arena Group Holdings, Inc. (The)(Æ) 1,069 2
Asbury Automotive Group, Inc.(Æ) 1,481 289
Atkore, Inc. 2,566 151
Atlanta Braves Holdings, Inc. Class A(Æ) 514 24
Atlanta Braves Holdings, Inc. Class C(Æ) 3,516 150
Atmus Filtration Technologies, Inc. 6,217 353
Bally's Corp.(Æ) 607 6
BARK, Inc.(Æ) 8,840 4
Barnes & Noble Education, Inc.(Æ) 1,240 11
Bassett Furniture Industries, Inc. 675 10
Beazer Homes USA, Inc.(Æ) 2,191 42
Bed Bath & Beyond, Inc.(Æ) 4,557 21
Bel Fuse, Inc. Class A 134 24
Bel Fuse, Inc. Class B 788 156
BETA Technologies, Inc. Class A(Æ) 2,510 37
Biglari Holdings, Inc. Class B(Æ) 56 18
BJ's Restaurants, Inc.(Æ) 1,431 50
Black Rock Coffee Bar, Inc. Class A(Æ) 1,297 17
Bloomin' Brands, Inc. 6,516 35
BlueLinx Holdings, Inc.(Æ) 595 32
Boot Barn Holdings, Inc.(Æ) 2,324 340
Boston Omaha Corp. Class A(Æ) 1,804 21
Brightstar Lottery PLC 8,003 102
Brinker International, Inc.(Æ) 3,276 468
Buckle, Inc. (The) 2,384 120
Build-A-Bear Workshop, Inc. Class A 966 36
Byrna Technologies, Inc.(Æ) 1,500 14
Cable One, Inc.(Æ) 393 36
Cadre Holdings, Inc. 2,170 67
Caleres, Inc. 2,517 27
Callaway Golf Co.(Æ) 10,067 140
Camping World Holdings, Inc. Class A 4,675 32
Capri Holdings, Ltd.(Æ) 8,868 156
Carriage Services, Inc. Class A 1,103 50
Carter's, Inc. 2,713 97
Cavco Industries, Inc.(Æ) 593 287
Central Garden & Pet Co.(Æ) 648 24
Central Garden & Pet Co. Class A(Æ) 3,739 121
Century Communities, Inc. 1,927 111
Cheesecake Factory, Inc. (The) 3,526 193
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Cinemark Holdings, Inc. 7,922 226
Citi Trends, Inc.(Æ) 396 17
Clarus Corp. 2,445 7
Cooper-Standard Holdings, Inc.(Æ) 1,289 36
Coursera, Inc.(Æ) 10,877 63
Covista, Inc.(Æ) 2,574 297
Cracker Barrel Old Country Store, Inc. 1,725 48
CTS Corp. 2,236 107
CuriosityStream, Inc. 2,647 8
Dana, Inc. 8,545 288
Dauch Corp.(Æ) 17,765 105
Dave & Buster's Entertainment, Inc.(Æ) 2,069 22
Designer Brands, Inc. Class A 2,665 15
Dine Brands Global, Inc. 1,166 31
Douglas Dynamics, Inc. 1,759 74
Dream Finders Homes, Inc. Class A(Æ) 2,290 32
Driven Brands Holdings, Inc.(Æ) 4,634 58
El Pollo Loco Holdings, Inc.(Æ) 2,193 30
Enerpac Tool Group Corp. 4,052 148
Enovix Corp.(Æ) 13,089 68
Entravision Communications Corp. Class A 5,153 15
Envela Corp.(Æ) 551 9
Ermenegildo Zegna NV 4,806 50
Escalade, Inc. 838 14
Ethan Allen Interiors, Inc. 1,770 39
EVE Holding, Inc.(Æ) 7,597 19
EVgo, Inc.(Æ) 10,618 18
EW Scripps Co. (The) Class A(Æ) 5,206 19
Falcon's Beyond Global, Inc. Class A(Æ) 1,154 16
Faraday Future Intelligent Electric, Inc.(Æ) 7,372 2
FIGS, Inc. Class A(Æ) 6,741 100
Firefly Aerospace, Inc.(Æ) 1,703 48
First Watch Restaurant Group, Inc.(Æ) 3,825 40
FirstCash Holdings, Inc. 2,984 561
Flexsteel Industries, Inc. 306 14
Forestar Group, Inc.(Æ) 1,469 36
FuboTV, Inc. Class A(Æ) 2,158 20
Funko, Inc. Class A(Æ) 2,880 9
Gaia, Inc.(Æ) 1,411 4
Gambling.com Group, Ltd.(Æ) 1,364 5
Genesco, Inc.(Æ) 757 22
Genius Sports, Ltd.(Æ) 16,983 75
Gentherm, Inc.(Æ) 2,313 64
G-III Apparel Group, Ltd. 2,769 77
Global Business Travel Group I(Æ) 9,959 56
Golden Entertainment, Inc. 1,497 40
Goodyear Tire & Rubber Co. (The)(Æ) 20,820 138
Graham Holdings Co. Class B 245 259
Gray Media, Inc. 6,689 29
Green Brick Partners, Inc.(Æ) 2,382 154
Group 1 Automotive, Inc. 887 293
Hamilton Beach Brands Holding Co. Class
A 596 11
Haverty Furniture Cos., Inc. 1,117 24
HealthStream, Inc. 1,885 39
Hilton Grand Vacations, Inc.(Æ) 4,643 182
Hims & Hers Health, Inc.(Æ) 15,468 321
Hovnanian Enterprises, Inc. Class A(Æ) 374 41
iHeartMedia, Inc. Class A(Æ) 9,877 29
IMAX Corp.(Æ) 3,337 127

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Small Cap Index Fund 89
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Intuitive Machines, Inc.(Æ) 8,465 157
J Jill, Inc. 607 7
Jack in the Box, Inc.(Æ) 1,364 13
JAKKS Pacific, Inc. 738 15
Joby Aviation, Inc.(Æ) 44,225 365
Johnson Outdoors, Inc. Class A 441 20
KB Home 4,653 241
KinderCare Learning Cos., Inc.(Æ) 2,612 6
Kohl's Corp. 8,467 109
Kontoor Brands, Inc. 4,207 296
Kura Sushi USA, Inc. Class A(Æ) 478 33
Lakeland Industries, Inc. 759 6
Lands' End, Inc.(Æ) 728 8
Laureate Education, Inc. Class A(Æ) 9,587 334
La-Z-Boy, Inc. 3,167 102
Leggett & Platt, Inc. 10,168 100
LGI Homes, Inc.(Æ) 1,555 61
Liberty Latin America, Ltd. Class A(Æ) 2,419 21
Liberty Latin America, Ltd. Class C(Æ) 9,840 87
Life Time Group Holdings, Inc.(Æ) 11,407 307
LifeMD, Inc.(Æ) 3,050 11
Lincoln Educational Services Corp.(Æ) 2,220 90
Lindblad Expeditions Holdings, Inc.(Æ) 2,919 50
Lionsgate Studios Corp.(Æ) 15,612 150
LiveWire Group, Inc.(Æ) 3,042 5
M/I Homes, Inc.(Æ) 1,989 244
Madison Square Garden Entertainment
Corp.(Æ) 3,022 178
Magnite, Inc.(Æ) 10,661 127
Malibu Boats, Inc. Class A(Æ) 1,429 37
Marcus Corp. (The) 1,771 30
Marine Products Corp. 729 5
MarineMax, Inc.(Æ) 1,446 39
Marriott Vacations Worldwide Corp. 2,127 138
MasterCraft Boat Holdings, Inc.(Æ) 1,203 25
Matthews International Corp. Class A 2,316 60
McGraw Hill, Inc.(Æ) 2,013 28
Meritage Homes Corp. 5,095 315
MicroVision, Inc.(Æ) 20,319 13
Mister Car Wash, Inc.(Æ) 7,693 54
Monarch Casino & Resort, Inc. 969 93
Monro, Inc. 2,320 37
Motorcar Parts of America, Inc.(Æ) 1,082 12
Movado Group, Inc. 1,160 28
M-Tron Industries, Inc.(Æ) 203 14
National Presto Industries, Inc. 405 55
Neonode Inc.(Æ) 870 1
Nerdy, Inc.(Æ) 4,790 4
Newsmax, Inc.(Æ) 3,764 20
Nu Skin Enterprises, Inc. Class A 3,725 27
OneSpaWorld Holdings, Ltd. 7,561 174
OneWater Marine, Inc. Class A(Æ) 926 9
OptimizeRx Corp.(Æ) 1,431 9
Optimum Communications, Inc. Class A(Æ) 19,915 26
Outdoor Holding Co.(Æ) 7,283 15
Oxford Industries, Inc. 1,098 42
Papa John's International, Inc. 2,492 81
Patrick Industries, Inc. 2,472 275
Peloton Interactive, Inc. Class A(Æ) 30,044 129
Perdoceo Education Corp. 4,905 183
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Petco Health & Wellness Co., Inc.(Æ) 6,502 18
Phoenix Education Partners, Inc. 392 12
Polaris, Inc. 4,064 221
Portillo's, Inc. Class A(Æ) 4,675 25
PriceSmart, Inc. 1,947 293
QuinStreet, Inc.(Æ) 4,315 52
RCI Hospitality Holdings, Inc. 681 16
RealReal, Inc. (The)(Æ) 7,668 70
Red Rock Resorts, Inc. Class A 3,721 199
Redwire Corp.(Æ) 8,004 68
Reservoir Media, Inc.(Æ) 1,686 16
Revolve Group, Inc.(Æ) 3,090 70
Rocky Brands, Inc. 535 21
Rumble, Inc.(Æ) 8,444 43
Rush Street Interactive, Inc.(Æ) 6,990 152
Sally Beauty Holdings, Inc.(Æ) 7,700 107
Savers Value Village, Inc.(Æ) 2,980 22
Scholastic Corp. 1,546 60
SEACOR Marine Holdings, Inc.(Æ) 1,702 12
Shake Shack, Inc. Class A(Æ) 2,967 262
Shoe Carnival, Inc. 1,380 22
Signet Jewelers, Ltd. 2,991 253
Sinclair, Inc. 2,995 39
Six Flags Entertainment Corp.(Æ) 7,315 130
Skillsoft Corp.(Æ) 369 2
SKYX Platforms Corp.(Æ) 5,071 6
Smith & Wesson Brands, Inc. 3,345 48
Sonic Automotive, Inc. Class A 1,163 80
Sphere Entertainment Co.(Æ) 2,050 241
Standard Motor Products, Inc. 1,642 57
Starz Entertainment Corp.(Æ) 868 10
Steven Madden, Ltd. 5,471 186
Stitch Fix, Inc. Class A(Æ) 8,793 29
Strata Critical Medical, Inc.(Æ) 5,311 22
Strategic Education, Inc. 1,729 143
Stride, Inc.(Æ) 3,159 279
Sturm Ruger & Co., Inc. 1,121 45
Super Group SGHC, Ltd. 12,026 130
Superior Group of Cos., Inc. 937 10
Sweetgreen Inc. Class A(Æ) 8,033 42
Taylor Morrison Home Corp. Class A(Æ) 7,251 422
TechTarget Inc.(Æ) 2,199 9
Torrid Holdings, Inc.(Æ) 1,961 3
Traeger, Inc.(Æ) 52 1
Transcat, Inc.(Æ) 712 52
Travelzoo(Æ) 526 3
Tri Pointe Homes, Inc.(Æ) 6,462 302
TripAdvisor, Inc.(Æ) 8,881 95
Turtle Beach Corp.(Æ) 1,239 13
Udemy, Inc.(Æ) 7,408 34
United Parks & Resorts, Inc.(Æ) 2,108 69
Universal Technical Institute, Inc.(Æ) 3,556 128
Upbound Group, Inc. Class A 4,075 74
Urban Outfitters, Inc.(Æ) 4,926 312
USA TODAY Co., Inc.(Æ) 10,962 77
Vicor Corp.(Æ) 1,744 281
Victoria's Secret & Co.(Æ) 5,290 245
Visteon Corp. 2,092 191
Voyager Technologies, Inc. Class A(Æ) 3,617 85
Wabash National Corp. 3,065 26

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
90 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Webtoon Entertainment, Inc.(Æ) 1,487 14
Weyco Group, Inc. 511 16
Willis Lease Finance Corp. 214 36
Winmark Corp. 227 97
Winnebago Industries, Inc. 2,078 64
Wolverine World Wide, Inc. 6,257 102
XPEL, Inc.(Æ)(Þ) 1,930 85
Xponential Fitness, Inc. Class A(Æ) 2,275 14
York Space Systems, Inc.(Æ) 1,343 30
Ziff Davis, Inc.(Æ) 2,944 124
Zumiez, Inc.(Æ) 1,047 23
22,911
Consumer Staples - 1.7%
Acme United Corp. 275 12
Alico, Inc. 443 18
Andersons, Inc. (The) 2,440 175
Arko Corp. 5,742 32
B&G Foods, Inc. Class A 5,940 29
Beauty Health Co. (The)(Æ) 9,471 8
Cadiz, Inc.(Æ) 4,554 22
Calavo Growers, Inc. 1,279 33
Cal-Maine Foods, Inc. 3,284 260
Chefs' Warehouse Holdings, Inc. (The)(Æ) 2,771 165
Dole PLC 5,067 72
Edgewell Personal Care Co. 3,430 73
Energizer Holdings, Inc. 4,781 79
FitLife Brands, Inc.(Æ) 323 5
Fresh Del Monte Produce, Inc. 2,532 102
Grocery Outlet Holding Corp.(Æ) 7,348 52
Hain Celestial Group, Inc. (The)(Æ) 7,498 5
Helen of Troy, Ltd.(Æ) 1,744 25
Herbalife, Ltd.(Æ) 7,798 115
HF Foods Group, Inc.(Æ) 3,326 6
Honest Co., Inc. (The)(Æ) 7,735 23
Ingles Markets, Inc. Class A 1,115 100
Interparfums, Inc. 1,395 127
Ispire Technology Inc.(Æ) 1,561 3
J&J Snack Foods Corp. 1,139 90
John B Sanfilippo & Son, Inc. 587 47
Krispy Kreme, Inc.(Æ) 6,389 22
Lifevantage Corp. 877 4
Lifeway Foods, Inc.(Æ) 425 8
Limoneira Co. 1,380 19
Marzetti Co. (The) 1,523 211
Medifast, Inc.(Æ) 893 9
MGP Ingredients, Inc. 1,167 21
Mission Produce, Inc.(Æ) 3,244 45
Nathan's Famous, Inc. 219 22
National Beverage Corp.(Æ) 1,860 63
National Vision Holdings, Inc.(Æ) 5,930 154
Natural Grocers by Vitamin Cottage, Inc. 973 25
Nature's Sunshine Products, Inc.(Æ) 1,303 31
Olaplex Holdings, Inc.(Æ) 11,637 24
Quanex Building Products Corp. 3,519 63
Seneca Foods Corp. Class A(Æ) 353 53
Simply Good Foods Co. (The)(Æ) 6,495 93
Solesence, Inc.(Æ) 1,558 1
Spectrum Brands Holdings, Inc. 1,708 126
SunOpta, Inc.(Æ) 7,295 47
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Tootsie Roll Industries, Inc. 1,501 64
Turning Point Brands, Inc. 1,323 115
United Natural Foods, Inc.(Æ) 4,569 206
Universal Corp. 1,844 97
USANA Health Sciences, Inc.(Æ) 922 16
Utz Brands, Inc. 5,616 45
Village Super Market, Inc. Class A 692 29
Vita Coco Co., Inc. (The)(Æ) 3,595 172
Vital Farms, Inc.(Æ) 2,746 39
Waldencast PLC Class A(Æ) 3,508 3
Warby Parker, Inc. Class A(Æ) 7,486 158
WD-40 Co. 1,015 207
Weis Markets, Inc. 1,045 71
Westrock Coffee Co.(Æ) 2,986 13
Zevia PBC Class A(Æ) 2,613 3
3,957
Energy - 5.2%
Alpha Metallurgical Resources, Inc.(Æ) 870 179
Ameresco, Inc. Class A(Æ) 2,493 64
Archrock, Inc. 13,047 454
Arq, Inc.(Æ) 2,621 7
Array Technologies, Inc.(Æ) 11,580 84
ASP Isotopes, Inc.(Æ) 6,432 28
Atlas Energy Solutions, Inc. 6,021 79
Borr Drilling, Ltd.(Æ) 20,277 117
Centrus Energy Corp. Class A(Æ) 1,272 221
Core Laboratories, Inc. 3,646 61
Core Natural Resources, Inc. 3,848 403
CVR Energy, Inc. 2,402 81
Delek US Holdings, Inc. 4,446 200
DNOW, Inc.(Æ) 14,163 169
enCore Energy Corp.(Æ) 14,344 26
Energy Fuels, Inc.(Æ) 17,435 318
Eos Energy Enterprises Inc.(Æ) 23,492 117
Expro Group Holdings NV(Æ) 6,181 108
Flotek Industries, Inc.(Æ) 1,180 20
Flowco Holdings, Inc. Class A 1,531 32
Fluence Energy, Inc.(Æ) 4,860 67
Forum Energy Technologies, Inc.(Æ) 811 48
Gevo, Inc.(Æ) 17,626 48
Green Plains, Inc.(Æ) 5,108 84
Hallador Energy Co.(Æ) 2,409 39
Helix Energy Solutions Group, Inc.(Æ) 10,599 105
Helmerich & Payne, Inc. 7,367 265
Innovex International, Inc.(Æ) 3,010 73
Kodiak Gas Services, Inc. 6,309 368
Liberty Energy, Inc. Class A 11,927 344
Lifezone Metals, Ltd.(Æ) 2,299 8
Mammoth Energy Services, Inc.(Æ) 2,009 5
Matrix Service Co.(Æ) 2,208 25
Montauk Renewables, Inc.(Æ) 5,573 6
Murphy Oil Corp. 10,207 421
Nabors Industries, Ltd.(Æ) 1,080 93
NACCO Industries, Inc. Class A 330 17
National Energy Services Reunited Corp.
(Æ) 4,729 102
Natural Gas Services Group, Inc. 775 29
NextNRG, Inc.(Æ) 1,451 1
Noble Corp. PLC 9,536 468

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Small Cap Index Fund 91
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
NPK International, Inc.(Æ) 6,371 92
Oceaneering International, Inc.(Æ) 7,503 266
Oil States International, Inc.(Æ) 4,378 51
OPAL Fuels, Inc. Class A(Æ) 1,751 4
Ormat Technologies, Inc. 4,612 516
Par Pacific Holdings, Inc.(Æ) 3,730 234
Patterson-UTI Energy, Inc. 26,417 286
PBF Energy, Inc. Class A 6,383 304
Peabody Energy Corp. 9,239 304
Plug Power, Inc.(Æ) 99,767 226
PrimeEnergy Resources Corp.(Æ) 31 7
ProFrac Holding Corp. Class A(Æ) 1,020 6
ProPetro Holding Corp.(Æ) 7,404 107
Ramaco Resources, Inc. Class A(Æ) 3,286 51
Ranger Energy Services, Inc. Class A 1,531 26
REX American Resources Corp.(Æ) 2,195 100
RPC, Inc. 6,811 48
Seadrill, Ltd.(Æ) 4,787 218
Select Water Solutions, Inc. Class A 7,346 112
Shoals Technologies Group, Inc. Class A(Æ) 12,834 84
SM Energy Co. 18,827 587
Solaris Energy Infrastructure, Inc. Class A 3,488 197
SunCoke Energy, Inc. 6,598 43
SunPower, Inc.(Æ) 4,994 6
Sunrun, Inc.(Æ) 17,060 231
T1 Energy, Inc.(Æ) 15,347 67
TETRA Technologies, Inc.(Æ) 9,691 83
Transocean, Ltd.(Æ) 70,201 465
United States Antimony Corp.(Æ) 9,079 79
Uranium Energy Corp.(Æ) 36,024 486
VAALCO Energy, Inc. 7,896 50
Valaris, Ltd.(Æ) 4,713 462
Verde Clean Fuels, Inc.(Æ) 346 1
W&T Offshore, Inc. 7,562 26
Warrior Met Coal, Inc. 3,936 367
World Kinect Corp. 4,130 95
XCF Global, Inc. Class A(Æ) 3,026 1
11,672
Financial Services - 22.9%
1st Source Corp. 1,408 97
Abacus Global Management, Inc. 3,075 24
Acadia Realty Trust(ö) 10,064 192
Acadian Asset Management, Inc. 2,084 113
ACNB Corp. 778 37
ACRES Commercial Realty Corp.(Æ)(ö) 510 10
Adamas Trust, Inc.(ö) 6,597 49
AH Realty Trust, Inc.(ö) 6,096 34
Alerus Financial Corp. 1,866 44
Alexander's, Inc.(ö) 164 39
Alpine Income Property Trust, Inc.(ö) 1,047 19
AlTi Global, Inc.(Æ) 3,525 13
Amalgamated Financial Corp. 1,752 68
Amerant Bancorp, Inc. 2,788 61
American Assets Trust, Inc.(ö) 3,961 73
American Coastal Insurance Corp. 2,025 23
American Healthcare REIT, Inc.(ö) 13,490 636
American Integrity Insurance Group, Inc. 686 13
American Realty Investors, Inc.(Æ) 110 2
Ameris Bancorp 4,942 385
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
AMERISAFE, Inc. 1,473 49
Ames National Corp. 737 21
Angel Oak Mortgage REIT, Inc.(ö) 1,019 8
Apollo Commercial Real Estate Finance,
Inc.(ö) 10,645 112
Apple Hospitality REIT, Inc.(ö) 17,084 197
Applied Digital Corp.(Æ) 17,932 426
Arbor Realty Trust, Inc.(ö) 14,819 114
Ares Commercial Real Estate Corp.(ö) 4,381 21
ARMOUR Residential REIT, Inc.(ö) 8,606 144
Arrow Financial Corp. 1,265 42
Artisan Partners Asset Management, Inc.
Class A 4,771 174
Associated Banc-Corp. 12,564 325
Ategrity Specialty Holdings LLC(Æ) 538 11
Atlantic Union Bankshares Corp. 10,767 385
Atlanticus Holdings Corp.(Æ) 442 23
Avidbank Holdings, Inc.(Æ) 230 7
Axos Financial, Inc.(Æ) 4,108 350
Bakkt, Inc.(Æ) 931 7
Baldwin Insurance Group, Inc. (The) Class
A(Æ) 7,207 158
Banc of California, Inc. 9,789 172
BancFirst Corp. 1,589 172
Banco Latinoamericano de Comercio
Exterior SA Class E 2,188 112
Bancorp, Inc. (The)(Æ) 3,157 170
Bank First Corp. 774 105
Bank of Hawaii Corp. 3,002 223
Bank of Marin Bancorp 1,119 29
Bank of NT Butterfield & Son, Ltd. (The) 3,179 167
Bank7 Corp. 352 14
BankUnited, Inc. 5,616 254
Bankwell Financial Group, Inc. 528 26
Banner Corp. 2,540 154
Bar Harbor Bankshares 1,249 41
BayCom Corp. 774 23
BCB Bancorp, Inc. 1,286 12
Beacon Financial Corp. 6,357 191
Better Home & Finance Holding Co.(Æ) 407 15
BGC Group, Inc. Class A 27,615 270
Bit Digital, Inc.(Æ) 24,645 32
Bitdeer Technologies Group Class A(Æ) 9,232 80
Blackstone Mortgage Trust, Inc. Class A(ö) 12,118 232
Blue Ridge Bankshares, Inc. 5,321 22
Bowhead Specialty Holdings, Inc.(Æ) 1,309 29
Braemar Hotels & Resorts, Inc.(ö) 4,883 12
Brandywine Realty Trust(ö) 13,123 36
BRC, Inc. Class A(Æ) 8,132 6
Bread Financial Holdings, Inc. 3,489 261
Bridgewater Bancshares, Inc.(Æ) 1,590 28
BrightSpire Capital, Inc.(ö) 10,015 56
Broadstone Net Lease, Inc.(ö) 14,467 264
Brookfield Business Corp. Class A 1,778 56
BRT Apartments Corp.(ö) 898 12
Burford Capital, Ltd. 15,321 69
Burke & Herbert Financial Services Corp. 1,047 65
Business First Bancshares, Inc. 2,209 60
BV Financial, Inc.(Æ) 611 12
Byline Bancorp, Inc. 2,389 75

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
92 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
C&F Financial Corp. 253 18
California BanCorp 1,711 30
Camden National Corp. 1,298 62
Cannae Holdings, Inc. 3,164 36
Capital Bancorp, Inc. 886 26
Capital City Bank Group, Inc. 1,075 47
Capitol Federal Financial, Inc. 9,557 68
CareTrust REIT, Inc.(ö) 16,960 622
Carter Bankshares, Inc.(Æ) 1,743 41
Cass Information Systems, Inc. 919 40
Cathay General Bancorp 4,878 243
CB Financial Services, Inc. 386 13
CBL & Associates Properties, Inc.(ö) 1,418 55
Centerspace(ö) 1,284 74
Central Pacific Financial Corp. 2,004 64
CF Bankshares Inc. 318 9
Chain Bridge Bancorp, Inc. Class A(Æ) 194 7
Chatham Lodging Trust(ö) 3,551 28
Chemung Financial Corp. 345 19
Chicago Atlantic Real Estate Finance, Inc.
(ö) 1,437 16
Chimera Investment Corp.(ö) 6,350 80
Chiron Real Estate, Inc.(ö) 974 32
ChoiceOne Financial Services, Inc. 1,087 31
Cipher Digital, Inc.(Æ) 24,474 315
Citizens & Northern Corp. 1,240 28
Citizens Community Bancorp, Inc. 795 16
Citizens Financial Services, Inc. 338 21
Citizens, Inc.(Æ) 3,745 19
City Holding Co. 1,071 128
Civista Bancshares, Inc. 1,480 34
Claros Mortgage Trust, Inc.(Æ)(ö) 7,646 18
Cleanspark, Inc.(Æ) 19,073 162
Clipper Realty, Inc.(ö) 1,146 3
CNB Financial Corp. 2,221 64
CNO Financial Group, Inc. 7,121 292
Coastal Financial Corp.(Æ) 993 76
CoastalSouth Bancshares, Inc. 396 10
Cohen & Steers, Inc. 2,115 132
Colony Bankcorp, Inc. 1,292 26
Columbia Financial, Inc.(Æ) 2,074 36
Commercial Bancgroup, Inc. 546 14
Community Financial System, Inc. 4,038 237
Community Healthcare Trust, Inc.(ö) 2,086 33
Community Trust Bancorp, Inc. 1,214 74
Community West Bancshares 1,275 30
Compass Diversified Holdings 5,120 40
Compass, Inc. Class A(Æ) 48,511 355
ConnectOne Bancorp, Inc. 3,627 97
Consumer Portfolio Services, Inc.(Æ) 771 6
COPT Defense Properties(ö) 8,688 266
Core Scientific Inc.(Æ) 21,901 328
Crawford & Co. Class A 1,352 13
CTO Realty Growth, Inc.(ö) 2,389 44
Curbline Properties Corp.(ö) 7,419 191
Cushman & Wakefield, Ltd.(Æ) 17,644 216
Customers Bancorp, Inc.(Æ) 2,439 169
CVB Financial Corp. 9,729 189
Dave, Inc.(Æ) 788 137
Diamond Hill Investment Group, Inc. 200 34
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
DiamondRock Hospitality Co.(ö) 15,347 144
DigitalBridge Group, Inc. 13,502 208
Dime Community Bancshares, Inc. 3,029 102
Distribution Solutions Group, Inc.(Æ) 812 21
Diversified Healthcare Trust(ö) 16,704 111
Donegal Group, Inc. Class A 1,354 23
Douglas Elliman, Inc.(Æ) 6,074 10
Douglas Emmett, Inc.(ö) 12,347 116
Dynex Capital, Inc.(ö) 15,079 192
Eagle Bancorp Montana, Inc. 613 13
Eagle Bancorp, Inc. 2,225 55
Eagle Financial Services, Inc. 381 13
Easterly Government Properties, Inc.(ö) 3,296 71
Eastern Bankshares, Inc. 16,427 321
ECB Bancorp, Inc.(Æ) 637 11
eHealth, Inc.(Æ) 2,384 3
Ellington Financial, Inc.(ö) 9,200 109
Emerald Holding, Inc. 1,153 5
Empire State Realty Trust, Inc. Class A(ö) 10,866 57
Employers Holdings, Inc. 1,705 70
Enact Holdings, Inc. 2,150 88
Encore Capital Group, Inc.(Æ) 1,642 115
Enova International, Inc.(Æ) 1,800 245
Enterprise Financial Services Corp. 2,789 151
Equity Bancshares, Inc. Class A 1,154 51
Esquire Financial Holdings, Inc. 560 60
Essent Group, Ltd. 7,020 410
Essential Properties Realty Trust, Inc.(ö) 15,000 455
European Wax Center, Inc. Class A(Æ) 2,419 14
eXp World Holdings, Inc. 7,015 42
Exzeo Group, Inc.(Æ) 580 9
F&G Annuities & Life, Inc. 2,824 72
Farmers & Merchants Bancorp, Inc. 928 24
Farmers National Banc Corp. 4,230 56
Farmland Partners, Inc.(ö) 3,083 35
FB Bancorp, Inc.(Æ) 1,210 17
FB Financial Corp. 3,160 164
Federal Agricultural Mortgage Corp. Class
C 725 108
Fidelis Insurance Holdings, Ltd. 4,269 82
Fidelity D & D Bancorp, Inc. 394 17
Finance of America Cos., Inc. Class A(Æ) 368 6
Financial Institutions, Inc. 1,542 49
Finward Bancorp 284 10
Finwise Bancorp(Æ) 751 12
First BanCorp 14,897 426
First Bancorp, Inc. (The) 893 25
First Bank 1,642 26
First Busey Corp. 6,435 163
First Business Financial Services, Inc. 601 32
First Capital, Inc. 270 13
First Commonwealth Financial Corp. 7,959 140
First Community Bankshares, Inc. 1,189 49
First Community Corp. 613 18
First Financial Bancorp 7,678 214
First Financial Bankshares, Inc. 10,254 302
First Financial Corp. 885 56
First Internet Bancorp 643 13
First Interstate BancSystem, Inc. Class A 6,510 217
First Merchants Corp. 4,772 185

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Small Cap Index Fund 93
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
First Mid Bancshares, Inc. 1,655 68
First National Corp. 646 17
First United Corp. 499 18
First Western Financial, Inc.(Æ) 686 17
Firstsun Capital Bancorp(Æ) 1,724 63
Five Star Bancorp 1,203 45
Flagstar Bank NA 23,165 305
Flushing Financial Corp. 2,462 38
Fold Holdings, Inc.(Æ) 491 1
Four Corners Property Trust, Inc.(ö) 7,961 188
Franklin BSP Realty Trust, Inc.(ö) 6,356 54
Franklin Financial Services Corp. 347 18
Franklin Street Properties Corp.(ö) 6,290 4
FrontView REIT, Inc.(ö) 1,465 23
FRP Holdings, Inc.(Æ) 965 21
FS Bancorp, Inc. 491 19
FTAI Infrastructure, Inc. 8,501 42
Fulton Financial Corp. 14,532 296
FVCBankcorp, Inc. 1,306 20
GBank Financial Holdings, Inc.(Æ) 674 18
GCM Grosvenor, Inc. Class A 4,123 40
Genworth Financial, Inc. Class A(Æ) 29,864 243
German American Bancorp, Inc. 2,758 115
Getty Realty Corp.(ö) 4,119 131
Glacier Bancorp, Inc. 9,693 433
Gladstone Commercial Corp.(ö) 3,529 40
Gladstone Land Corp.(ö) 2,598 27
Global Net Lease, Inc.(ö) 15,106 141
GoHealth, Inc. Class A(Æ) 405 1
Goosehead Insurance, Inc. Class A(Æ) 1,801 77
Great Southern Bancorp, Inc. 649 41
Greene County Bancorp, Inc. 581 13
Greenlight Capital Re, Ltd. Class A(Æ) 1,994 34
Grid Dynamics Holdings, Inc.(Æ) 5,083 29
HA Sustainable Infrastructure Capital, Inc. 9,322 343
Hamilton Insurance Group, Ltd. Class B 3,336 100
Hancock Whitney Corp. 6,306 401
Hanmi Financial Corp. 2,334 62
Hanover Bancorp, Inc. 392 8
Hawthorn Bancshares, Inc. 481 16
HBT Financial, Inc. 905 24
HCI Group, Inc. 823 127
Heritage Commerce Corp. 4,650 58
Heritage Financial Corp. 2,647 69
Heritage Insurance Holdings, Inc.(Æ) 1,855 49
Hilltop Holdings, Inc. 3,314 119
Hingham Institution for Savings, The 127 36
Hippo Holdings, Inc.(Æ) 1,364 36
Home Bancorp, Inc. 512 31
Home BancShares, Inc. 14,225 383
HomeTrust Bancshares, Inc. 1,244 53
Hope Bancorp, Inc. 9,432 105
Horace Mann Educators Corp. 3,106 133
Horizon Bancorp, Inc. 3,598 60
Hudson Pacific Properties, Inc.(Æ)(ö) 4,213 25
Hut 8 Corp.(Æ) 7,305 343
Independence Realty Trust, Inc.(ö) 18,339 273
Independent Bank Corp. 5,302 334
Industrial Logistics Properties Trust(ö) 4,062 23
Innovative Industrial Properties, Inc.(ö) 2,117 106
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Innventure, Inc.(Æ) 2,168 8
International Bancshares Corp. 4,156 280
International Money Express, Inc.(Æ) 2,130 34
InvenTrust Properties Corp.(ö) 5,947 181
Invesco Mortgage Capital, Inc.(ö) 5,463 44
Investar Holding Corp. 759 21
Investors Title Co. 109 24
Jackson Financial, Inc. Class A 5,104 540
James River Group Holdings, Inc. 3,053 19
JBG Smith Properties(ö) 4,560 67
Jefferson Capital, Inc. 1,667 32
John Marshall Bancorp, Inc. 1,047 21
John Wiley & Sons, Inc. Class A 3,111 119
Kearny Financial Corp. 4,359 33
Kennedy-Wilson Holdings, Inc. 9,220 100
Kestrel Group, Ltd.(Æ) 143 2
Kingstone Cos., Inc. 915 13
Kingsway Financial Services, Inc.(Æ) 1,774 19
Kite Realty Group Trust(ö) 16,420 403
KKR Real Estate Finance Trust, Inc.(ö) 4,283 26
Ladder Capital Corp. Class A(ö) 8,705 85
Lakeland Financial Corp. 1,868 107
Landmark Bancorp, Inc. 394 10
LCNB Corp. 1,115 17
Legacy Housing Corp.(Æ) 715 15
Legalzoom.com, Inc.(Æ) 9,456 54
Lemonade, Inc.(Æ) 4,615 289
LendingClub Corp.(Æ) 8,788 126
LendingTree, Inc.(Æ) 866 37
LINKBANCORP, Inc. 1,782 15
Live Oak Bancshares, Inc. 2,695 89
LiveRamp Holdings, Inc.(Æ) 4,724 125
loanDepot, Inc. Class A(Æ) 6,762 10
Logistic Properties of The Americas(Æ) 261 1
LTC Properties, Inc.(ö) 3,468 129
Lument Finance Trust, Inc.(ö) 3,780 5
LXP Industrial Trust(ö) 4,444 206
Macerich Co. (The)(ö) 19,364 366
MainStreet Bancshares, Inc. 583 13
MARA Holdings, Inc.(Æ) 28,363 231
Marcus & Millichap, Inc. 1,862 50
Marex Group PLC 4,188 187
Maui Land & Pineapple Co., Inc.(Æ) 565 9
MBIA, Inc.(Æ) 3,788 22
McGrath RentCorp 1,861 205
Mechanics Bancorp Class A 3,687 54
Medallion Financial Corp. 1,347 12
Mercantile Bank Corp. 1,233 62
Merchants Bancorp 2,014 86
Mercury General Corp. 2,051 181
Meridian Corp. 751 14
MetroCity Bankshares, Inc. 1,485 43
Metropolitan Bank Holding Corp. 699 58
MFA Financial, Inc.(ö) 7,849 75
Miami International Holdings, Inc.(Æ) 1,795 70
Mid Penn Bancorp, Inc. 1,543 50
Midland States Bancorp, Inc. 1,570 35
Mobile Infrastructure Corp.(Æ) 1,193 3
Modiv Industrial, Inc.(ö) 775 11
Moelis & Co. Class A 5,663 323

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
94 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
MVB Financial Corp. 847 21
National Bank Holdings Corp. Class A 2,889 113
National Bankshares, Inc. 516 19
National Health Investors, Inc.(ö) 3,583 290
Navient Corp. 5,389 44
NB Bancorp, Inc. 2,901 61
NBT Bancorp, Inc. 3,904 166
Nelnet, Inc. Class A 973 125
NerdWallet, Inc. Class A(Æ) 2,990 31
NET Lease Office Properties(ö) 1,235 14
NETSTREIT Corp.(ö) 6,409 121
Newmark Group, Inc. Class A 11,266 169
NewtekOne, Inc. 1,739 19
NexPoint Diversified Real Estate Trust(ö) 2,998 14
Nexpoint Real Estate Finance, Inc.(ö) 633 9
NexPoint Residential Trust, Inc.(ö) 1,746 44
NI Holdings, Inc.(Æ) 567 7
Nicolet Bankshares, Inc. 1,407 209
NMI Holdings, Inc. Class A(Æ) 5,802 218
Northeast Bank 563 63
Northeast Community Bancorp, Inc. 1,024 24
Northfield Bancorp, Inc. 2,866 39
Northpointe Bancshares, Inc. 1,627 28
Northrim BanCorp, Inc. 1,685 39
Northwest Bancshares, Inc. 11,073 141
Norwood Financial Corp. 713 21
Oak Valley Bancorp 566 18
OceanFirst Financial Corp. 4,288 77
Octave Specialty Group, Inc.(Æ) 3,272 15
OFG Bancorp 3,257 132
Ohio Valley Banc Corp. 315 14
Old National Bancorp 26,442 584
Old Second Bancorp, Inc. 3,848 78
One Liberty Properties, Inc.(ö) 1,398 30
Onity Group, Inc.(Æ) 550 22
OP Bancorp 976 13
Open Lending Corp. Class A(Æ) 8,491 11
Oportun Financial Corp.(Æ) 3,289 15
OppFi, Inc. 2,009 15
Orange County Bancorp, Inc. 874 28
Orchid Island Capital, Inc.(ö) 13,998 98
Origin Bancorp, Inc. 2,267 94
Orrstown Financial Services, Inc. 1,449 52
Outfront Media, Inc.(ö) 11,275 299
Pagseguro Digital, Ltd. Class A 13,655 137
Palomar Holdings, Inc.(Æ) 1,981 237
Park National Corp. 1,131 185
Parke Bancorp, Inc. 822 23
Pathward Financial, Inc. 1,668 149
Patria Investments, Ltd. Class A 5,127 65
Patriot National Bancorp, Inc.(Æ) 3,639 5
Paysign, Inc.(Æ) 2,845 17
PCB Bancorp 903 20
Peakstone Realty Trust(ö) 2,805 59
Peapack-Gladstone Financial Corp. 1,217 43
Pebblebrook Hotel Trust(ö) 8,482 107
PennyMac Financial Services, Inc. 2,229 195
PennyMac Mortgage Investment Trust(ö) 6,649 78
Peoples Bancorp of North Carolina, Inc. 349 14
Peoples Bancorp, Inc. 2,656 87
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Peoples Financial Services Corp. 708 38
Perella Weinberg Partners 4,733 86
Phillips Edison & Co., Inc.(ö) 9,518 356
Piedmont Realty Trust, Inc. Class A(Æ)(ö) 9,499 62
Pioneer Bancorp, Inc.(Æ) 932 13
Piper Sandler Cos. 5,284 404
PJT Partners, Inc. Class A 1,752 245
Plumas Bancorp 516 25
Ponce Financial Group, Inc.(Æ) 1,498 25
Postal Realty Trust, Inc. Class A(ö) 1,858 34
PRA Group, Inc.(Æ) 3,011 53
Preferred Bank 907 82
Primis Financial Corp. 1,744 23
Princeton Bancorp, Inc. 439 15
ProAssurance Corp.(Æ) 3,892 96
Provident Financial Services, Inc. 9,817 208
QCR Holdings, Inc. 1,259 108
Radian Group, Inc. 10,228 338
RBB Bancorp 1,257 27
RE/MAX Holdings, Inc. Class A(Æ) 1,517 9
Ready Capital Corp.(ö) 11,763 19
Real Brokerage, Inc. (The)(Æ) 8,785 22
Red River Bancshares, Inc. 391 35
Redwood Trust, Inc.(ö) 9,654 54
Regional Management Corp. 691 22
Remitly Global, Inc.(Æ) 12,880 202
Renasant Corp. 7,200 260
Republic Bancorp, Inc. Class A 651 46
Resolute Holdings Management, Inc.(Æ) 330 54
Rhinebeck Bancorp, Inc.(Æ) 374 6
Richmond Mutual BanCorp, Inc. 754 10
Ridgepost Capital, Inc. Class A 4,536 33
Riot Platforms, Inc.(Æ) 26,302 325
Rithm Property Trust, Inc.(ö) 581 8
Riverview Bancorp, Inc. 1,693 9
RLJ Lodging Trust(ö) 9,363 69
RMR Group, Inc. (The) Class A 1,286 20
Root, Inc. Class A(Æ) 966 43
Ryman Hospitality Properties, Inc.(ö) 4,665 430
S&T Bancorp, Inc. 2,812 118
Sabra Health Care REIT, Inc.(ö) 18,790 361
Safehold, Inc.(ö) 4,360 59
Safety Insurance Group, Inc. 1,119 81
Saul Centers, Inc.(ö) 938 31
SB Financial Group, Inc. 492 10
Seacoast Banking Corp. of Florida 7,333 222
Seaport Entertainment Group, Inc.(Æ) 618 13
Security National Financial Corp. Class
A(Æ) 1,280 12
Selective Insurance Group, Inc. 4,535 342
Selectquote, Inc.(Æ) 11,385 7
Service Properties Trust(ö) 11,673 16
ServisFirst Bancshares, Inc. 3,896 284
Seven Hills Realty Trust(ö) 1,206 10
Shore Bancshares, Inc. 2,406 45
Siebert Financial Corp.(Æ) 1,171 2
Sierra Bancorp 941 32
Sila Realty Trust, Inc.(ö) 4,241 100
Silvercrest Asset Management Group, Inc.
Class A 520 7

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Small Cap Index Fund 95
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Simmons First National Corp. Class A 11,002 214
SiriusPoint, Ltd.(Æ) 7,811 168
SITE Centers Corp.(ö) 4,160 22
Sky Harbour Group Corp.(Æ) 1,762 17
Skyward Specialty Insurance Group, Inc.
(Æ) 2,722 119
SL Green Realty Corp.(ö) 5,480 202
Slide Insurance Holdings, Inc.(Æ) 5,331 96
SmartFinancial, Inc. 1,108 43
Smartstop Self Storage REIT, Inc.(ö) 4,200 127
Sound Financial Bancorp, Inc. 177 8
South Plains Financial, Inc. 979 41
Southern First Bancshares, Inc.(Æ) 584 32
Southern Missouri Bancorp, Inc. 736 47
Southside Bancshares, Inc. 2,245 70
Spire Global, Inc.(Æ) 2,273 29
SR Bancorp, Inc. 652 11
St. Joe Co. (The) 2,906 183
Stellar Bancorp, Inc. 3,585 131
StepStone Group, Inc. Class A 5,207 248
Stewart Information Services Corp. 2,119 130
Stock Yards Bancorp, Inc. 2,002 133
StoneX Group, Inc.(Æ) 5,523 445
Stratus Properties, Inc.(Æ) 553 17
Strawberry Fields REIT, Inc.(ö) 598 7
Strive, Inc. Class A(Æ) 3,925 39
Summit Hotel Properties, Inc.(ö) 8,264 37
Sunrise Realty Trust, Inc.(ö) 842 6
Sunstone Hotel Investors, Inc.(ö) 13,865 125
SWK Holdings Corp. 252 4
Tanger, Inc.(ö) 8,536 290
Target Hospitality Corp. Class A(Æ) 2,662 25
Tejon Ranch Co.(Æ) 1,603 30
TeraWulf, Inc.(Æ) 23,152 334
Terreno Realty Corp.(ö) 7,723 474
Texas Capital Bancshares, Inc.(Æ) 3,311 314
Third Coast Bancshares, Inc.(Æ) 981 37
TIC Solutions, Inc.(Æ) 15,228 100
Timberland Bancorp, Inc. 618 24
Tiptree, Inc. Class A 1,792 30
Tompkins Financial Corp. 1,028 81
Towne Bank 6,484 218
TPG Mortgage Investment Trust, Inc.(ö) 2,311 17
TPG RE Finance Trust, Inc.(ö) 5,236 41
Transcontinental Realty Investors, Inc.(Æ) 157 5
TriCo Bancshares 2,345 111
Triumph Financial, Inc.(Æ) 1,763 105
Trupanion, Inc.(Æ) 2,822 72
TrustCo Bank Corp. 1,328 58
Trustmark Corp. 4,153 175
Two Harbors Investment Corp.(ö) 7,953 91
UMB Financial Corp. 5,476 618
UMH Properties, Inc.(ö) 6,120 88
Union Bankshares, Inc. 301 7
United Bankshares, Inc. 10,558 437
United Community Banks, Inc. 9,338 294
United Fire Group, Inc. 1,627 60
Unity Bancorp, Inc. 550 29
Universal Health Realty Income Trust(ö) 983 40
Universal Insurance Holdings, Inc. 1,975 67
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Univest Financial Corp. 2,163 74
Upstart Holdings, Inc.(Æ) 6,496 167
Urban Edge Properties(ö) 9,696 194
USCB Financial Holdings, Inc. 883 16
Valley National Bancorp 36,626 450
Value Line, Inc. 65 2
Velocity Financial, Inc.(Æ) 928 17
Veris Residential, Inc.(ö) 5,752 109
Vestis Corp.(Æ) 6,915 54
Victory Capital Holdings, Inc. Class A 3,375 221
Virginia National Bankshares Corp. 394 15
Virtus Investment Partners, Inc. 491 66
Vroom, Inc.(Æ) 89 1
WaFd, Inc. 5,744 180
Walker & Dunlop, Inc. 2,512 111
Washington Trust Bancorp, Inc. 1,476 49
Waterstone Financial, Inc. 1,151 21
Wealthfront Corp.(Æ) 2,646 24
Webull Corp.(Æ) 21,185 102
WesBanco, Inc. 7,217 249
West BanCorp, Inc. 1,151 27
Westamerica BanCorp 1,783 93
Western New England Bancorp, Inc. 1,523 20
Westwood Holdings Group, Inc. 617 10
Whitestone REIT Class B(ö) 3,504 57
WisdomTree, Inc. 9,430 137
World Acceptance Corp.(Æ) 179 24
WSFS Financial Corp. 4,028 264
Xenia Hotels & Resorts, Inc.(ö) 7,247 107
51,441
Health Care - 17.2%
10X Genomics, Inc. Class A(Æ) 8,419 179
4D Molecular Therapeutics, Inc.(Æ) 3,059 28
Aardvark Therapeutics, Inc.(Æ) 469 2
Abeona Therapeutics, Inc.(Æ) 3,618 16
Absci Corp.(Æ) 11,021 33
Acadia Pharmaceuticals, Inc.(Æ) 9,476 211
Accendra Health, Inc.(Æ) 6,246 14
Accuray, Inc.(Æ) 8,401 3
Aclaris Therapeutics, Inc.(Æ) 7,518 28
Actuate Therapeutics, Inc.(Æ) 487 1
AdaptHealth Corp.(Æ) 7,770 92
Adaptive Biotechnologies Corp.(Æ) 11,376 158
ADC Therapeutics SA(Æ) 6,000 23
Addus HomeCare Corp.(Æ) 1,374 129
ADMA Biologics, Inc.(Æ) 17,661 159
agilon health, Inc.(Æ) 1,022 8
Agios Pharmaceuticals, Inc.(Æ) 4,292 145
AirSculpt Technologies, Inc.(Æ) 1,056 3
Akebia Therapeutics, Inc.(Æ) 20,707 29
Aktis Oncology, Inc.(Æ) 1,551 28
Aldeyra Therapeutics, Inc.(Æ) 4,494 8
Alector, Inc.(Æ) 6,602 14
Alignment Healthcare, Inc.(Æ) 14,725 259
Alkermes PLC(Æ) 12,229 432
Allogene Therapeutics, Inc.(Æ) 12,559 31
Alpha Teknova, Inc.(Æ) 899 3
Alphatec Holdings, Inc.(Æ) 8,936 97
Altimmune, Inc.(Æ) 9,820 30

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
96 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Alumis, Inc.(Æ) 5,159 114
Amicus Therapeutics, Inc.(Æ) 22,475 325
Amneal Pharmaceuticals, Inc.(Æ) 11,454 142
Amphastar Pharmaceuticals, Inc.(Æ) 2,758 54
Amylyx Pharmaceuticals, Inc.(Æ) 6,745 94
AnaptysBio, Inc.(Æ) 1,400 78
Anavex Life Sciences Corp.(Æ) 6,340 19
AngioDynamics, Inc.(Æ) 2,987 34
ANI Pharmaceuticals, Inc.(Æ) 1,382 106
Anika Therapeutics, Inc.(Æ) 1,032 15
Annexon, Inc.(Æ) 7,931 44
Anteris Technologies Global Corp.(Æ) 5,970 33
Apogee Therapeutics, Inc.(Æ) 3,358 283
Aquestive Therapeutics, Inc.(Æ) 7,126 30
Arbutus Biopharma Corp.(Æ) 11,750 53
Arcellx, Inc.(Æ) 2,896 333
Arcturus Therapeutics Holdings, Inc.(Æ) 2,096 16
Arcus Biosciences, Inc.(Æ) 5,991 129
Arcutis Biotherapeutics, Inc.(Æ) 8,374 197
Ardelyx, Inc.(Æ) 18,586 111
Ardent Health, Inc.(Æ) 1,920 16
ArriVent Biopharma, Inc.(Æ) 2,068 48
Arrowhead Pharmaceuticals, Inc.(Æ) 10,116 634
ARS Pharmaceuticals, Inc.(Æ) 4,569 37
Artivion, Inc.(Æ) 3,158 116
Arvinas, Inc.(Æ) 4,193 44
Astrana Health, Inc.(Æ) 3,108 76
Atea Pharmaceuticals, Inc.(Æ) 5,537 30
Atlantic International Corp.(Æ) 891 3
AtriCure, Inc.(Æ) 3,738 107
Atrium Therapeutics ,Inc.(Æ) 898 12
aTyr Pharma, Inc.(Æ) 7,205 6
Aura Biosciences, Inc.(Æ) 3,675 25
Aurinia Pharmaceuticals, Inc.(Æ) 9,081 135
Avanos Medical, Inc.(Æ) 3,414 48
Aveanna Healthcare Holdings, Inc.(Æ) 4,117 27
Avita Medical, Inc.(Æ) 1,001 4
Axogen, Inc.(Æ) 3,375 112
Axsome Therapeutics, Inc.(Æ) 3,115 527
Azenta, Inc.(Æ) 3,106 66
Beam Therapeutics, Inc.(Æ) 7,284 174
Benitec Biopharma, Inc.(Æ) 1,198 13
Beta Bionics, Inc.(Æ) 3,039 30
Bicara Therapeutics, Inc.(Æ) 2,494 50
BioAge Labs, Inc.(Æ) 1,785 31
BioCryst Pharmaceuticals, Inc.(Æ) 17,065 162
Biohaven, Ltd.(Æ) 8,857 75
BioLife Solutions, Inc.(Æ) 3,142 60
Biote Corp. Class A(Æ) 2,415 3
Bioventus, Inc. Class A(Æ) 3,501 32
BridgeBio Pharma, Inc.(Æ) 11,961 888
Bright Minds Biosciences, Inc.(Æ) 381 28
BrightSpring Health Services, Inc.(Æ) 9,719 414
Brookdale Senior Living, Inc. Class A(Æ) 17,729 243
Butterfly Network, Inc.(Æ) 14,927 60
Candel Therapeutics, Inc.(Æ) 3,258 16
Capricor Therapeutics, Inc.(Æ) 2,922 89
CapsoVision, Inc.(Æ) 2,106 15
Cardiff Oncology, Inc.(Æ) 5,135 8
CareDx, Inc.(Æ) 3,794 66
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Carlsmed, Inc.(Æ) 582 5
Cartesian Therapeutics, Inc.(Æ) 767 5
Castle Biosciences, Inc.(Æ) 2,159 53
Catalyst Pharmaceuticals, Inc.(Æ) 8,812 218
Celcuity, Inc.(Æ) 2,638 301
Celldex Therapeutics, Inc.(Æ) 4,988 158
Ceribell, Inc.(Æ) 2,064 38
Cerus Corp.(Æ) 14,034 26
CG Oncology, Inc.(Æ) 4,434 300
Claritev Corp.(Æ) 638 10
ClearPoint Neuro, Inc.(Æ) 2,158 20
Clover Health Investments Corp.(Æ) 31,541 56
Cogent Biosciences, Inc.(Æ) 10,574 407
Coherus Oncology, Inc.(Æ) 8,784 15
Collegium Pharmaceutical, Inc.(Æ) 2,390 79
Community Health Systems, Inc.(Æ) 9,767 29
Compass Therapeutics, Inc.(Æ) 9,700 51
Concentra Group Holdings Parent, Inc. 8,907 191
CONMED Corp. 2,375 84
CorMedix, Inc.(Æ) 5,932 40
CorVel Corp.(Æ) 2,193 120
Corvus Pharmaceuticals, Inc.(Æ) 4,429 65
Crinetics Pharmaceuticals, Inc.(Æ) 7,433 270
CRISPR Therapeutics AG(Æ) 6,883 327
Cullinan Therapeutics, Inc.(Æ) 4,225 60
CVRx, Inc.(Æ) 1,331 13
Cytek Biosciences, Inc.(Æ) 9,117 40
Cytokinetics, Inc.(Æ) 8,895 586
Day One Biopharmaceuticals, Inc.(Æ) 5,962 128
Definitive Healthcare Corp.(Æ) 2,936 4
Definium Therapeutics, Inc.(Æ) 7,162 135
Delcath Systems, Inc.(Æ) 2,495 23
Denali Therapeutics, Inc.(Æ) 10,671 205
Design Therapeutics, Inc.(Æ) 1,943 21
DiaMedica Therapeutics, Inc.(Æ) 2,671 18
Dianthus Therapeutics, Inc.(Æ) 2,698 226
Disc Medicine, Inc.(Æ) 2,073 133
DocGo, Inc.(Æ) 7,545 5
Dyne Therapeutics, Inc.(Æ) 10,057 182
Edgewise Therapeutics, Inc.(Æ) 5,122 161
Editas Medicine, Inc.(Æ) 6,990 17
Electromed, Inc.(Æ) 571 13
Eledon Pharmaceuticals, Inc.(Æ) 4,854 15
Embecta Corp. 4,537 40
Emergent BioSolutions, Inc.(Æ) 4,134 34
Enanta Pharmaceuticals, Inc.(Æ) 1,670 21
Enhabit, Inc.(Æ) 3,776 53
Enliven Therapeutics, Inc.(Æ) 2,989 117
Enovis Corp.(Æ) 4,356 99
Ensign Group, Inc. (The) 4,232 853
Entrada Therapeutics, Inc.(Æ) 2,155 27
Erasca, Inc.(Æ) 14,296 231
Esperion Therapeutics, Inc.(Æ) 16,539 45
ETON Pharmaceuticals, Inc.(Æ) 1,945 48
Evolus, Inc.(Æ) 4,111 17
Evommune, Inc.(Æ) 788 18
EyePoint, Inc.(Æ) 5,757 74
Fate Therapeutics, Inc.(Æ) 9,008 11
Fennec Pharmaceuticals, Inc.(Æ) 1,942 12
Foghorn Therapeutics Inc.(Æ) 2,713 13

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Small Cap Index Fund 97
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Fortrea Holdings, Inc.(Æ) 6,952 66
Fulcrum Therapeutics, Inc.(Æ) 3,507 27
Fulgent Genetics, Inc.(Æ) 1,603 25
GeneDx Holdings Corp.(Æ) 1,443 93
Geron Corp.(Æ) 42,236 63
Ginkgo Bioworks Holdings, Inc.(Æ) 3,220 20
Glaukos Corp.(Æ) 4,222 455
Gossamer Bio, Inc.(Æ) 15,731 5
GRAIL, Inc.(Æ) 2,629 136
Greenwich LifeSciences, Inc.(Æ) 505 12
Guardant Health, Inc.(Æ) 9,383 867
Guardian Pharmacy Services, Inc. Class
A(Æ) 1,676 63
Gyre Therapeutics, Inc.(Æ) 1,124 8
Haemonetics Corp.(Æ) 3,546 200
Harmony Biosciences Holdings, Inc.(Æ) 3,393 95
Harrow, Inc.(Æ) 2,405 85
Health Catalyst, Inc.(Æ) 5,602 7
HealthEquity, Inc.(Æ) 6,355 531
HeartFlow, Inc.(Æ) 1,538 37
Heron Therapeutics, Inc.(Æ) 12,671 10
Humacyte, Inc.(Æ) 10,381 6
ICU Medical, Inc.(Æ) 1,838 237
IDEAYA Biosciences, Inc.(Æ) 6,109 204
ImmunityBio, Inc.(Æ) 22,456 172
Immunome, Inc.(Æ) 7,693 168
Immunovant, Inc.(Æ) 6,123 152
Indivior Pharmaceuticals, Inc.(Æ) 9,137 279
Inhibikase Therapeutics, Inc.(Æ) 5,009 8
Inhibrx Biosciences, Inc.(Æ) 701 47
INmune Bio, Inc.(Æ) 1,383 2
InnovAge Holding Corp.(Æ) 1,676 13
Innoviva, Inc.(Æ) 5,654 132
Inogen, Inc.(Æ) 1,970 12
Integer Holdings Corp.(Æ) 2,627 231
Integra LifeSciences Holdings Corp.(Æ) 5,196 49
Intellia Therapeutics, Inc.(Æ) 7,845 101
Iovance Biotherapeutics, Inc.(Æ) 23,494 82
iRadimed Corp. 630 61
IRhythm Holdings, Inc.(Æ) 2,424 286
Ironwood Pharmaceuticals, Inc. Class A(Æ) 12,405 44
Jade Biosciences, Inc. 2,396 34
Janux Therapeutics, Inc.(Æ) 3,261 45
Joint Corp. (The)(Æ) 668 6
Journey Medical Corp.(Æ) 1,005 5
KalVista Pharmaceuticals, Inc.(Æ) 2,915 59
Keros Therapeutics, Inc.(Æ) 2,313 26
Kestra Medical Technologies, Ltd.(Æ) 1,552 31
Kodiak Sciences, Inc.(Æ) 2,852 109
Korro Bio, Inc.(Æ) 549 6
KORU Medical Systems, Inc.(Æ) 3,518 15
Krystal Biotech, Inc.(Æ) 1,861 481
Kura Oncology, Inc.(Æ) 6,142 50
Kymera Therapeutics, Inc.(Æ) 4,293 358
Lantheus Holdings, Inc.(Æ) 4,928 374
Larimar Therapeutics, Inc.(Æ) 3,506 16
LB Pharmaceuticals, Inc.(Æ) 1,525 38
LeMaitre Vascular, Inc. 1,585 173
LENZ Therapeutics, Inc.(Æ) 1,331 12
Lexeo Therapeutics, Inc.(Æ) 4,991 29
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Lifecore Biomedical, Inc.(Æ) 2,286 9
LifeStance Health Group, Inc.(Æ) 12,661 81
Ligand Pharmaceuticals, Inc. Class B(Æ) 1,462 292
Liquidia Corp.(Æ) 4,842 183
LivaNova PLC(Æ) 4,135 263
Lucid Diagnostics, Inc.(Æ) 5,733 7
Lumexa Imaging Holdings, Inc.(Æ) 1,911 16
Madrigal Pharmaceuticals, Inc.(Æ) 1,289 675
MannKind Corp.(Æ) 23,051 56
MapLight Therapeutics, Inc.(Æ) 1,337 27
Maravai LifeSciences Holdings, Inc. Class
A(Æ) 8,649 24
MaxCyte, Inc.(Æ) 8,376 6
Maze Therapeutics, Inc.(Æ) 1,986 59
MBX Biosciences, Inc.(Æ) 2,164 65
MediWound, Ltd.(Æ) 639 10
MeiraGTx Holdings PLC(Æ) 3,452 30
Merit Medical Systems, Inc.(Æ) 4,406 304
MiMedx Group, Inc.(Æ) 9,177 36
Mineralys Therapeutics, Inc.(Æ) 3,557 96
Mirum Pharmaceuticals, Inc.(Æ) 3,117 288
Monopar Therapeutics, Inc.(Æ) 337 18
Monte Rosa Therapeutics, Inc.(Æ) 4,538 75
Myomo, Inc.(Æ) 2,696 2
Myriad Genetics, Inc.(Æ) 6,936 31
Nano-X Imaging, Ltd.(Æ) 5,322 12
National HealthCare Corp. 968 155
Neogen Corp.(Æ) 16,670 155
NeoGenomics, Inc.(Æ) 9,828 73
Neurogene, Inc.(Æ) 815 16
Neuronetics, Inc.(Æ) 2,995 4
NeuroPace, Inc.(Æ) 1,991 26
Niagen Bioscience, Inc.(Æ) 4,325 19
Nkarta, Inc.(Æ) 3,234 7
Novavax, Inc.(Æ) 11,417 93
Novocure, Ltd.(Æ) 7,752 85
Nurix Therapeutics, Inc.(Æ) 7,630 118
Nuvalent, Inc. Class A(Æ) 3,762 385
Nuvation Bio, Inc.(Æ) 18,374 79
Nuvectis Pharma, Inc.(Æ) 1,066 8
Ocular Therapeutix, Inc.(Æ) 13,871 117
Olema Pharmaceuticals, Inc.(Æ) 4,619 69
Omada Health, Inc.(Æ) 2,494 31
Omeros Corp.(Æ) 5,108 54
OmniAb, Inc.(Æ) 8,309 13
Omnicell, Inc.(Æ) 3,359 112
Oncology Institute, Inc. (The)(Æ) 4,889 15
OPKO Health, Inc.(Æ) 31,816 36
Option Care Health, Inc.(Æ) 12,046 324
Oranogenesis Holdings, Inc.(Æ) 5,657 13
OraSure Technologies, Inc.(Æ) 5,406 16
ORIC Pharmaceuticals, Inc.(Æ) 4,974 63
Orthofix Medical, Inc.(Æ) 2,938 34
OrthoPediatrics Corp.(Æ) 1,402 22
Oruka Therapeutics, Inc.(Æ) 2,900 142
Oscar Health, Inc. Class A(Æ) 15,098 173
Outset Medical, Inc.(Æ) 1,468 6
Pacific Biosciences of California, Inc.(Æ) 21,340 28
Pacira BioSciences, Inc.(Æ) 3,084 70
PACS Group, Inc.(Æ) 3,357 108

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
98 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Palvella Therapeutics, Inc.(Æ) 547 68
Pediatrix Medical Group, Inc.(Æ) 6,448 138
Pennant Group, Inc. (The)(Æ) 2,548 78
Personalis, Inc.(Æ) 3,820 24
Perspective Therapeutics, Inc.(Æ) 4,936 21
Phathom Pharmaceuticals, Inc.(Æ) 3,145 35
Phibro Animal Health Corp. Class A 1,526 84
Phreesia, Inc.(Æ) 4,537 38
Picard Medical, Inc.(Æ) 392 —
Praxis Precision Medicines, Inc.(Æ) 1,938 624
Precigen, Inc.(Æ) 12,425 48
Prestige Consumer Healthcare, Inc.(Æ) 3,626 215
Prime Medicine, Inc.(Æ) 6,345 22
Privia Health Group, Inc.(Æ) 8,858 182
PROCEPT BioRobotics Corp.(Æ) 4,055 101
Progyny, Inc.(Æ) 5,722 97
Protagonist Therapeutics, Inc.(Æ) 4,386 462
Protalix BioTherapeutics, Inc.(Æ) 5,776 13
Protara Therapeutics, Inc.(Æ) 2,676 14
Prothena Corp. PLC(Æ) 3,211 31
PTC Therapeutics, Inc.(Æ) 5,915 403
Pulmonx Corp.(Æ) 3,164 4
Pulse Biosciences, Inc.(Æ) 1,332 29
Puma Biotechnology, Inc.(Æ) 3,514 22
Pursuit Attractions and Hospitality, Inc.(Æ) 1,648 60
Quanterix Corp.(Æ) 3,375 12
Quantum-Si, Inc.(Æ) 11,683 9
QuidelOrtho Corp.(Æ) 5,258 86
RadNet, Inc.(Æ) 5,153 288
Rapport Therapeutics, Inc.(Æ) 2,130 67
Recursion Pharmaceuticals, Inc. Class A(Æ) 34,542 106
REGENXBIO, Inc.(Æ) 3,627 30
Relay Therapeutics, Inc.(Æ) 10,710 107
Replimune Group, Inc.(Æ) 5,452 42
Rezolute, Inc.(Æ) 6,520 20
Rhythm Pharmaceuticals, Inc.(Æ) 3,976 346
Rigel Pharmaceuticals, Inc.(Æ) 1,365 37
Rocket Pharmaceuticals, Inc.(Æ) 6,947 25
RxSight, Inc.(Æ) 2,761 17
Sana Biotechnology, Inc.(Æ) 11,051 32
Sanara Medtech, Inc.(Æ) 252 4
SANUWAVE Health, Inc.(Æ) 581 10
Savara, Inc.(Æ) 10,797 59
SBC Medical Group Holdings, Inc.(Æ) 468 2
Scholar Rock Holding Corp.(Æ) 6,579 323
Schrodinger, Inc.(Æ) 4,458 51
Select Medical Holdings Corp. 8,188 133
SELLAS Life Sciences Group, Inc.(Æ) 12,946 55
Septerna, Inc.(Æ) 1,649 40
Shoulder Innovations, Inc.(Æ) 408 6
SI-BONE, Inc.(Æ) 2,929 37
SIGA Technologies, Inc. 3,402 18
Sionna Therapeutics, Inc.(Æ) 1,022 41
Soleno Therapeutics, Inc.(Æ) 3,560 119
Solid Biosciences Inc.(Æ) 4,668 34
Sonida Senior Living, Inc.(Æ) 455 15
Spyre Therapeutics, Inc.(Æ) 5,237 264
STAAR Surgical Co.(Æ) 2,586 48
Standard BioTools, Inc.(Æ) 21,634 20
Stereotaxis, Inc.(Æ) 4,743 9
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Stoke Therapeutics, Inc.(Æ) 3,408 111
Supernus Pharmaceuticals, Inc.(Æ) 4,100 212
Surgery Partners, Inc.(Æ) 5,884 70
Syndax Pharmaceuticals, Inc.(Æ) 6,488 152
Tactile Systems Technology, Inc.(Æ) 1,750 46
Talkspace, Inc.(Æ) 11,208 58
Tandem Diabetes Care, Inc.(Æ) 5,158 99
Tango Therapeutics, Inc.(Æ) 8,086 169
Tarsus Pharmaceuticals, Inc.(Æ) 2,976 209
Taysha Gene Therapies, Inc.(Æ) 16,921 76
Tectonic Therapeutic, Inc.(Æ) 832 26
Teladoc Health, Inc.(Æ) 13,817 75
Terns Pharmaceuticals, Inc.(Æ) 7,198 379
Tevogen Bio Holdings, Inc.(Æ) 46 —
TG Therapeutics, Inc.(Æ) 10,957 364
Theravance Biopharma, Inc.(Æ) 2,939 48
Tonix Pharmaceuticals Holding Corp.(Æ) 740 10
TransMedics Group, Inc.(Æ) 2,554 254
Travere Therapeutics, Inc.(Æ) 6,280 187
Treace Medical Concepts, Inc.(Æ) 3,950 5
Trevi Therapeutics, Inc.(Æ) 7,034 84
TriSalus Life Sciences, Inc.(Æ) 1,321 5
TruBridge, Inc.(Æ) 827 12
TuHURA Biosciences, Inc.(Æ) 2,127 4
Tvardi Therapeutics, Inc.(Æ) 391 1
Twist Bioscience Corp.(Æ) 4,526 215
Tyra Biosciences, Inc.(Æ) 1,995 76
UFP Technologies, Inc.(Æ) 576 112
Upstream Bio, Inc.(Æ) 2,536 23
UroGen Pharma, Ltd.(Æ) 2,858 51
US Physical Therapy, Inc. 1,149 86
Utah Medical Products, Inc. 256 16
Vanda Pharmaceuticals, Inc.(Æ) 4,239 29
Varex Imaging Corp.(Æ) 3,181 34
Vaxcyte, Inc.(Æ) 9,366 544
Vera Therapeutics, Inc.(Æ) 4,654 187
Veracyte, Inc.(Æ) 5,966 192
Verastem, Inc.(Æ) 3,759 20
Vericel Corp.(Æ) 3,824 123
Viemed Healthcare, Inc.(Æ) 2,601 24
Vir Biotechnology, Inc.(Æ) 6,777 61
Viridian Therapeutics, Inc.(Æ) 6,080 119
Voyager Therapeutics, Inc.(Æ) 3,858 15
WaVe Life Sciences, Ltd.(Æ) 10,536 76
Waystar Holding Corp.(Æ) 8,389 202
Xencor, Inc.(Æ) 5,362 65
Xenon Pharmaceuticals, Inc.(Æ) 6,522 379
Xeris Biopharma Holdings, Inc.(Æ) 11,686 68
XOMA Royalty Corp.(Æ) 778 24
Zenas Biopharma, Inc.(Æ) 1,345 26
Zevra Therapeutics, Inc.(Æ) 4,239 40
Zymeworks, Inc.(Æ) 3,847 96
38,645
Materials and Processing - 7.9%
AdvanSix, Inc. 2,002 49
Airjoule Technologies Corp.(Æ) 1,780 4
American Battery Technology Co.(Æ) 6,721 19
American Vanguard Corp.(Æ) 2,158 5
American Woodmark Corp.(Æ) 1,135 45

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Small Cap Index Fund 99
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Apogee Enterprises, Inc. 1,642 55
Ardagh Metal Packaging SA 10,828 44
Aspen Aerogels, Inc.(Æ) 5,492 19
Avient Corp. 7,005 254
Balchem Corp. 2,468 418
Belden, Inc. 2,957 339
Boise Cascade Co. 2,805 213
BrightView Holdings, Inc. 5,476 65
Cabot Corp. 3,945 297
Caledonia Mining Corp. PLC 1,257 28
Calumet, Inc.(Æ) 5,247 188
Century Aluminum Co.(Æ) 4,268 250
Chemours Co. (The) 11,479 253
Clearwater Paper Corp.(Æ) 1,309 19
Codexis, Inc.(Æ) 6,781 11
Coeur Mining, Inc.(Æ) 77,089 1,447
Commercial Metals Co. 8,409 517
Compass Minerals International, Inc.(Æ) 2,365 55
CompX International, Inc. 127 3
Constellium SE(Æ) 10,471 257
Contango Silver & Gold Inc.(Æ) 1,593 30
Core Molding Technologies, Inc.(Æ) 702 16
Critical Metals Corp.(Æ) 3,597 29
Dakota Gold Corp.(Æ) 7,129 36
Eastern Co. (The) 476 10
Ecovyst, Inc.(Æ) 8,704 112
EVI Industries, Inc. 419 9
Fabrinet(Æ) 2,728 1,423
Ferroglobe PLC 9,269 38
Friedman Industries, Inc. 551 10
FutureFuel Corp. 2,086 8
Gibraltar Industries, Inc.(Æ) 2,267 90
Global Industrial Co. 1,094 34
Gold.com, Inc. 1,477 59
Greif, Inc. Class A 1,814 122
Greif, Inc. Class B 354 31
Griffon Corp. 2,925 213
H.B. Fuller Co. 4,169 257
Hawkins, Inc. 1,472 226
Healthcare Services Group, Inc.(Æ) 5,372 100
Hecla Mining Co. 47,974 894
Hudson Technologies, Inc.(Æ) 3,224 19
Idaho Strategic Resources, Inc.(Æ) 1,040 33
Ingevity Corp.(Æ) 2,718 194
Innospec, Inc. 1,887 138
Installed Building Products, Inc. 1,752 464
Insteel Industries, Inc. 1,451 49
Interface, Inc. Class A 4,410 110
Intrepid Potash, Inc.(Æ) 819 35
Ivanhoe Electric, Inc.(Æ) 8,250 97
JELD-WEN Holding, Inc.(Æ) 7,043 9
Kaiser Aluminum Corp. 1,214 146
Karat Packaging, Inc. 719 20
Knife River Corp.(Æ) 4,313 352
Koppers Holdings, Inc. 1,468 57
Kronos Worldwide, Inc. 1,808 12
LB Foster Co. Class A(Æ) 766 21
Legence Corp. Class A(Æ) 2,807 158
LSB Industries, Inc.(Æ) 4,103 61
LSI Industries, Inc. 2,064 38
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Magnera Corp.(Æ) 2,481 24
Masterbrand, Inc.(Æ) 9,681 80
Mativ Holdings, Inc. 4,195 36
Metallus, Inc.(Æ) 2,850 47
Minerals Technologies, Inc. 2,407 171
Modine Manufacturing Co.(Æ) 3,954 857
Mueller Water Products, Inc. Class A 11,893 327
Myers Industries, Inc. 2,882 61
NioCorp Developments, Ltd.(Æ) 8,473 38
NL Industries, Inc. 698 4
NovaGold Resources, Inc.(Æ) 21,205 190
NWPX Infrastructure, Inc.(Æ) 716 56
O-I Glass, Inc.(Æ) 11,715 123
Oil-Dri Corp. of America 756 49
Omega Flex, Inc. 295 9
OPENLANE, Inc.(Æ) 8,023 234
Orion SA 4,596 30
Perimeter Solutions, Inc.(Æ) 10,616 259
Perpetua Resources Corp.(Æ) 6,473 182
Quaker Chemical Corp. 1,049 130
Ranpak Holdings Corp.(Æ) 3,890 14
Rayonier Advanced Materials, Inc.(Æ) 4,910 54
Resideo Technologies, Inc.(Æ) 9,751 329
Rogers Corp.(Æ) 1,376 148
Rush Enterprises, Inc. Class A 4,572 302
Rush Enterprises, Inc. Class B 681 44
ScanSource, Inc.(Æ) 1,672 61
Sensient Technologies Corp. 3,184 275
Smith-Midland Corp.(Æ) 226 7
SPX Technologies, Inc.(Æ) 3,642 728
SSR Mining, Inc.(Æ) 15,363 452
Stepan Co. 1,643 82
Sylvamo Corp. 2,516 106
Tecnoglass, Inc. 2,016 90
ThredUp, Inc. Class A(Æ) 7,536 25
Titan America SA(Æ) 1,852 28
Tredegar Corp.(Æ) 2,212 18
TriMas Corp. 2,437 88
Tronox Holdings PLC Class A 9,279 91
U.S. GoldMining Inc.(Æ) 135 2
UFP Industries, Inc. 4,419 407
United States Lime & Minerals, Inc. 817 107
US Gold Corp.(Æ) 912 14
USA Rare Earth, Inc.(Æ) 13,903 210
Valhi, Inc. 201 3
Virco Mfg. Corp. 912 6
Vox Royalty Corp. 3,322 17
VSE Corp. 2,024 373
Worthington Enterprises, Inc. 2,375 124
Worthington Steel, Inc. 2,504 76
17,802
Producer Durables - 16.5%
908 Devices, Inc.(Æ) 2,268 14
AAR Corp.(Æ) 2,955 323
ABM Industries, Inc. 4,521 174
Acacia Research Corp.(Æ) 2,833 14
ACCO Brands Corp. 6,658 20
Adient PLC(Æ) 5,932 120
Advantage Solutions Inc.(Æ) 312 7

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
100 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Aebi Schmidt Holding AG 2,884 28
AeroVironment, Inc.(Æ) 2,853 522
Aeva Technologies, Inc.(Æ) 2,538 33
Alamo Group, Inc. 789 130
Alarm.com Holdings, Inc.(Æ) 3,625 157
Albany International Corp. Class A 2,166 113
Alight, Inc. Class A 33,482 20
Allegiant Travel Co. Class A(Æ) 1,102 89
Allient, Inc. 1,119 66
Alta Equipment Group, Inc. 1,683 9
American Superconductor Corp.(Æ) 3,384 115
AMN Healthcare Services, Inc.(Æ) 2,975 55
Amprius Technologies, Inc.(Æ) 8,424 142
ArcBest Corp. 1,692 166
Arcosa, Inc. 3,667 389
Ardmore Shipping Corp. 2,629 40
Argan, Inc. 1,014 552
Arhaus, Inc. 3,898 26
Ascent Industries Co.(Æ) 659 9
ASGN, Inc.(Æ) 3,175 123
Astec Industries, Inc. 1,740 94
Astronics Corp.(Æ) 2,335 156
AZZ, Inc. 2,263 283
Badger Meter, Inc. 2,262 345
Barrett Business Services, Inc. 1,932 56
Beyond Meat, Inc.(Æ) 30,381 21
Bloom Energy Corp. Class A(Æ) 16,499 2,235
Blue Bird Corp.(Æ) 2,409 137
Bowman Consulting Group, Ltd.(Æ) 1,066 30
Brink's Co. (The) 3,145 326
Bristow Group, Inc. 2,168 102
Cactus, Inc. Class A 5,224 247
Cardinal Infrastructure Group, Inc. Class
A(Æ) 967 38
Casella Waste Systems, Inc. Class A(Æ) 4,746 377
CBIZ, Inc.(Æ) 3,836 103
CECO Environmental Corp.(Æ) 2,244 134
Centuri Holdings, Inc.(Æ) 6,652 194
Chaince Digital Holdings, Inc.(Æ) 2,650 11
Champion Homes, Inc.(Æ) 4,221 314
Chart Industries, Inc.(Æ) 3,416 706
Cimpress PLC(Æ) 1,244 91
Clean Energy Fuels Corp.(Æ) 13,217 33
Columbus McKinnon Corp. 2,194 32
Concrete Pumping Holdings, Inc.(Æ) 1,875 13
Construction Partners, Inc. Class A(Æ) 3,578 398
CoreCivic, Inc.(Æ) 7,776 147
Costamare Bulkers Holdings, Ltd.(Æ) 714 11
Costamare, Inc. 3,438 58
Covenant Logistics Group, Inc. Class A 1,181 32
CPI Card Group, Inc.(Æ) 489 7
CRA International, Inc. 483 78
Cross Country Healthcare, Inc.(Æ) 2,380 22
CryoPort, Inc.(Æ) 3,716 31
CSW Industrials, Inc. 1,208 315
Custom Truck One Source, Inc.(Æ) 4,599 30
Deluxe Corp. 3,371 93
DHT Holdings, Inc. 10,315 188
DMC Global, Inc.(Æ) 1,605 8
Dorian LPG, Ltd. 2,886 99
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Dorman Products, Inc.(Æ) 2,064 215
Ducommun, Inc.(Æ) 1,052 128
DXP Enterprises, Inc.(Æ) 982 137
Dycom Industries, Inc.(Æ) 2,204 747
Eastman Kodak Co.(Æ) 3,823 35
Energy Recovery, Inc.(Æ) 4,102 41
Energy Services of America Corp. 979 13
EnerSys 2,778 483
Ennis, Inc. 1,897 41
Enpro, Inc. 1,597 400
Enviri Corp.(Æ) 5,798 114
ESCO Technologies, Inc. 1,964 553
EVERTEC, Inc. 4,903 138
Exponent, Inc. 3,762 245
Federal Signal Corp. 4,536 491
First Advantage Corp.(Æ) 6,027 71
FLEX LNG, Ltd. 2,429 72
Fluor Corp.(Æ) 12,157 567
Flyexclusive, Inc.(Æ) 445 1
Flywire Corp.(Æ) 9,098 106
Forrester Research, Inc.(Æ) 948 5
Forward Air Corp.(Æ) 1,699 28
Fox Factory Holding Corp.(Æ) 3,262 54
Franklin Covey Co.(Æ) 917 14
Franklin Electric Co., Inc. 2,919 269
Frontdoor, Inc.(Æ) 5,480 290
Frontier Group Holdings, Inc.(Æ) 4,328 15
Garrett Motion, Inc. 13,412 244
GATX Corp. 2,712 463
Genco Shipping & Trading, Ltd. 2,508 57
Gencor Industries, Inc.(Æ) 857 13
GEO Group, Inc. (The)(Æ) 10,061 169
Gorman-Rupp Co. (The) 1,599 99
GPGI, Inc. Class A 13,432 230
Granite Construction, Inc. 3,306 396
Great Lakes Dredge & Dock Corp.(Æ) 5,169 88
Green Dot Corp. Class A(Æ) 4,163 47
Greenbrier Cos., Inc. (The) 2,307 121
Hackett Group, Inc. (The) 1,912 25
Heartland Express, Inc. 3,337 35
Helios Technologies, Inc. 2,528 164
Herc Holdings, Inc. 2,491 248
Hertz Global Holdings, Inc.(Æ) 9,169 42
Hillman Solutions Corp.(Æ) 14,943 124
Himalaya Shipping, Ltd. 2,130 28
HireQuest, Inc. 458 5
HNI Corp. 5,308 177
Holley, Inc.(Æ) 4,933 15
Hub Group, Inc. Class A 4,552 164
Huron Consulting Group, Inc.(Æ) 1,294 165
Hyliion Holdings Corp.(Æ) 9,443 17
Hyster-Yale, Inc. 895 29
I3 Verticals, Inc. Class A(Æ) 1,786 40
ICF International, Inc. 1,419 93
IES Holdings, Inc.(Æ) 686 327
indie Semiconductor, Inc. Class A(Æ) 15,183 49
Information Services Group, Inc. 2,919 11
Insperity, Inc. 2,749 74
International Seaways, Inc. 3,066 223
Itron, Inc.(Æ) 3,453 310

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Small Cap Index Fund 101
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Janus International Group, Inc.(Æ) 10,529 54
JBT Marel Corp. 3,940 504
JetBlue Airways Corp.(Æ) 22,633 100
Kadant, Inc. 898 263
Kelly Services, Inc. Class A 2,513 22
Kennametal, Inc. 5,809 210
Kforce, Inc. 1,393 41
Korn Ferry 3,997 252
Kratos Defense & Security Solutions, Inc.
(Æ) 13,628 961
Latham Group, Inc.(Æ) 3,722 20
LCI Industries 1,804 222
Lightbridge Corp.(Æ) 1,776 19
Limbach Holdings, Inc.(Æ) 824 64
Lindsay Corp. 792 94
Liquidity Services, Inc.(Æ) 1,801 55
Lovesac Co. (The)(Æ) 1,125 17
Luxfer Holdings PLC - ADR 2,038 25
Mama's Creations, Inc.(Æ) 2,824 43
Manitowoc Co., Inc. (The)(Æ) 2,631 31
MarketWise, Inc. 181 3
Marten Transport, Ltd. 4,531 60
Materion Corp. 1,577 228
Matson, Inc. 2,329 382
Maximus, Inc. 4,119 264
Mayville Engineering Co., Inc.(Æ) 1,017 18
Mercury Systems, Inc.(Æ) 3,958 289
Mesa Laboratories, Inc. 401 35
Methode Electronics, Inc. 2,805 16
Microvast Holdings, Inc.(Æ) 15,394 23
Miller Industries, Inc. 846 39
MillerKnoll, Inc. 5,310 77
Mirion Technologies, Inc.(Æ) 18,103 337
Mistras Group, Inc.(Æ) 987 15
Mitek Systems, Inc.(Æ) 3,387 46
Montrose Environmental Group, Inc.(Æ) 2,517 55
Moog, Inc. Class A 2,125 622
MYR Group, Inc.(Æ) 1,150 325
NANO Nuclear Energy, Inc.(Æ) 3,042 62
National CineMedia, Inc. 5,310 16
National Research Corp. Class A 900 15
Navigator Holdings, Ltd. 2,171 42
NET Power, Inc.(Æ) 2,812 4
Nextpower, Inc. Class A(Æ) 10,980 1,324
Nexxen International, Ltd.(Æ) 2,682 18
Nordic American Tankers, Ltd. 15,921 93
NuScale Power Corp.(Æ) 12,019 130
Orion Group Holdings, Inc.(Æ) 2,878 31
OSI Systems, Inc.(Æ) 1,188 315
PAMT Corp.(Æ) 499 4
Pangaea Logistics Solutions, Ltd. 2,470 18
Park Aerospace Corp. 1,391 38
Park-Ohio Holdings Corp. 717 17
Payoneer Global, Inc.(Æ) 21,222 103
Paysafe, Ltd.(Æ) 2,690 18
Perma-Fix Environmental Services, Inc.(Æ) 1,433 15
Phinia, Inc. 2,906 199
Pitney Bowes, Inc. 12,302 136
Powell Industries, Inc. 712 385
Power Solutions International, Inc.(Æ) 543 33
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Primoris Services Corp. 4,086 584
Priority Technology Holdings, Inc.(Æ) 2,068 10
Pro-Dex, Inc.(Æ) 175 9
Proficient Auto Logistics, Inc.(Æ) 1,955 13
PROG Holdings, Inc. 2,997 86
Proto Labs, Inc.(Æ) 1,813 103
Public Policy Holding Co, Inc. 317 4
PureCycle Technologies, Inc.(Æ) 9,904 51
Quad/Graphics, Inc. 2,397 16
Radiant Logistics, Inc.(Æ) 2,747 19
RCM Technologies, Inc.(Æ) 407 8
Red Cat Holdings, Inc.(Æ) 7,319 96
Repay Holdings Corp.(Æ) 5,343 14
Resources Connection, Inc. 2,695 10
RXO, Inc.(Æ) 12,394 181
Ryerson Holding Corp. 3,355 75
Sabre Corp.(Æ) 28,147 41
Safe Bulkers, Inc. 3,990 25
Scorpio Tankers, Inc. 3,443 257
Sezzle, Inc.(Æ) 1,233 78
SFL Corp., Ltd. 9,417 102
Sight Sciences, Inc.(Æ) 3,421 13
SkyWest, Inc.(Æ) 3,078 283
Sleep Number Corp.(Æ) 1,421 3
Solid Power, Inc.(Æ) 11,949 36
SoundThinking, Inc.(Æ) 791 5
Southland Holdings, Inc.(Æ) 881 1
Stagwell, Inc.(Æ) 8,225 52
Standex International Corp. 918 234
Sterling Infrastructure, Inc.(Æ) 2,237 911
StoneCo, Ltd. Class A(Æ) 19,136 270
Strattec Security Corp.(Æ) 321 25
Sun Country Airlines Holdings, Inc.(Æ) 3,969 66
Teekay Corp., Ltd. 4,057 50
Teekay Tankers, Ltd. Class A 1,833 134
Tennant Co. 1,407 93
Terex Corp. 8,463 500
Thermon Group Holdings, Inc.(Æ) 2,505 126
Tidewater, Inc.(Æ) 3,750 313
Titan International, Inc.(Æ) 3,712 26
Titan Machinery, Inc.(Æ) 1,597 27
TriNet Group, Inc. 2,324 85
Trinity Industries, Inc. 6,136 197
TrueBlue, Inc.(Æ) 2,372 9
TSS, Inc.(Æ) 1,512 20
Tutor Perini Corp. 3,394 262
UniFirst Corp. 1,106 278
Uniti Group, Inc.(Æ) 11,855 111
Universal Logistics Holdings, Inc. 560 12
V2X, Inc.(Æ) 2,000 137
Vishay Precision Group, Inc.(Æ) 913 40
Watts Water Technologies, Inc. Class A 2,075 602
Werner Enterprises, Inc. 4,366 128
Willdan Group, Inc.(Æ) 1,086 83
Xerox Holdings Corp. 9,756 13
Xometry, Inc. Class A(Æ) 3,298 135
ZipRecruiter, Inc. Class A(Æ) 5,426 10
Zurn Elkay Water Solutions Corp. 11,351 509
37,044

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
102 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Technology - 12.3%
3D Systems Corp.(Æ) 9,662 18
8x8, Inc.(Æ) 10,801 18
A10 Networks, Inc. 5,474 127
ACI Worldwide, Inc.(Æ) 7,785 319
ACM Research, Inc. Class A(Æ) 3,852 152
ACV Auctions, Inc. Class A(Æ) 12,797 54
Adeia, Inc. 8,276 199
ADTRAN Holdings, Inc.(Æ) 5,779 73
Aehr Test Systems(Æ) 2,201 82
Aeluma, Inc.(Æ) 796 10
Agilysys, Inc.(Æ) 1,964 140
Airship AI Holdings, Inc.(Æ) 1,657 4
Alkami Technology, Inc.(Æ) 5,240 82
Alpha & Omega Semiconductor, Ltd.(Æ) 1,903 42
Ambarella, Inc.(Æ) 3,099 160
Ambiq Micro, Inc.(Æ) 1,366 35
Amplitude, Inc. Class A(Æ) 7,179 49
Angi, Inc.(Æ) 2,857 20
Anterix Inc.(Æ) 893 34
Appian Corp. Class A(Æ) 2,999 72
Applied Optoelectronics, Inc.(Æ) 4,983 422
Arlo Technologies, Inc.(Æ) 7,577 108
Arrive AI, Inc.(Æ) 316 —
Arteris, Inc.(Æ) 2,336 38
Asana, Inc. Class A(Æ) 6,723 43
Asure Software, Inc.(Æ) 2,045 18
Atomera, Inc.(Æ) 2,424 9
AudioEye, Inc.(Æ) 662 4
AvePoint, Inc.(Æ) 11,197 107
Aviat Networks, Inc.(Æ) 876 20
Axcelis Technologies, Inc.(Æ) 2,363 220
Backblaze, Inc. Class A(Æ) 4,436 15
Bandwidth, Inc. Class A(Æ) 2,225 40
Benchmark Electronics, Inc. 2,668 150
BigBear.ai Holdings, Inc.(Æ) 32,698 115
BK Technologies Corp.(Æ) 225 17
Blackbaud, Inc.(Æ) 2,848 110
Blackline, Inc.(Æ) 3,744 139
BlackSky Technology, Inc.(Æ) 2,413 61
Blaize Holdings, Inc.(Æ) 6,280 11
Blend Labs, Inc. Class A(Æ) 15,640 27
Box, Inc. Class A(Æ) 10,711 253
Braze, Inc. Class A(Æ) 6,615 156
Bumble, Inc. Class A(Æ) 6,030 20
C3.ai, Inc. Class A(Æ) 9,774 82
Calix, Inc.(Æ) 4,595 225
Cantaloupe, Inc.(Æ) 4,412 48
Cargurus, Inc.(Æ) 5,955 203
Cars.com, Inc.(Æ) 4,263 35
Cerence, Inc.(Æ) 3,204 20
CEVA, Inc.(Æ) 1,783 33
Clear Secure, Inc. Class A 6,589 319
Clearfield, Inc.(Æ) 873 23
Clearwater Analytics Holdings, Inc. Class
A(Æ) 21,069 498
Climb Global Solutions, Inc. 1,176 23
Cohu, Inc.(Æ) 3,479 107
Commerce.com, Inc.(Æ) 5,446 15
CommVault Systems, Inc.(Æ) 3,331 259
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Conduent, Inc.(Æ) 12,352 16
Consensus Cloud Solutions, Inc.(Æ) 1,460 35
Corsair Gaming, Inc.(Æ) 3,866 21
Credo Technology Group Holding, Ltd.(Æ) 12,175 1,143
Crexendo, Inc.(Æ) 1,198 7
Cricut, Inc. Class A 3,814 14
CS Disco, Inc.(Æ) 1,974 8
CSG Systems International, Inc. 2,119 169
CSP, Inc. 575 5
Daily Journal Corp.(Æ) 98 47
Daktronics, Inc.(Æ) 2,957 58
Diebold Nixdorf, Inc.(Æ) 1,828 138
Digi International, Inc.(Æ) 2,764 133
Digimarc Corp.(Æ) 1,294 6
Digital Turbine, Inc.(Æ) 8,439 24
DigitalOcean Holdings, Inc.(Æ) 5,765 495
Diodes, Inc.(Æ) 3,493 238
Domo, Inc. Class B(Æ) 2,857 9
Donnelley Financial Solutions, Inc.(Æ) 1,948 92
D-Wave Quantum, Inc.(Æ) 27,599 398
EchoStar Corp. Class A(Æ) 10,211 1,195
eGain Corp.(Æ) 1,215 10
ePlus, Inc. 2,000 151
EverCommerce, Inc.(Æ) 1,217 14
EverQuote, Inc. Class A(Æ) 2,268 35
Evolent Health, Inc. Class A(Æ) 8,941 20
Evolv Technologies Holdings, Inc.(Æ) 11,647 71
Expensify, Inc. Class A(Æ) 4,953 4
Extreme Networks, Inc.(Æ) 10,065 152
Fastly, Inc. Class A(Æ) 10,635 309
Five9, Inc.(Æ) 5,904 90
Forafric Global PLC(Æ) 418 4
FormFactor, Inc.(Æ) 5,869 569
Frequency Electronics, Inc.(Æ) 494 22
Freshworks, Inc. Class A(Æ) 15,310 123
Getty Images Holdings, Inc.(Æ) 9,120 7
GigaCloud Technology, Inc. Class A(Æ) 1,809 82
Globalstar, Inc.(Æ) 3,751 249
Graham Corp.(Æ) 808 64
Grindr, Inc.(Æ) 2,490 30
Groupon, Inc.(Æ) 2,072 25
Harmonic, Inc.(Æ) 8,562 77
IBEX Holdings, Ltd.(Æ) 794 21
Ibotta, Inc. Class A(Æ) 837 25
Ichor Holdings, Ltd.(Æ) 2,555 119
IDT Corp. Class B 1,264 62
Immersion Corp. 2,452 13
Impinj, Inc.(Æ) 2,053 211
Innodata, Inc.(Æ) 2,337 90
Inseego Corp.(Æ) 1,028 11
Insight Enterprises, Inc.(Æ) 2,225 149
Inspired Entertainment, Inc.(Æ) 2,069 15
Intapp, Inc.(Æ) 4,313 111
InterDigital, Inc. 1,950 589
IonQ, Inc.(Æ) 25,813 744
Kaltura, Inc.(Æ) 6,748 8
Kimball Electronics, Inc.(Æ) 1,873 44
Knowles Corp.(Æ) 6,512 167
Kopin Corp.(Æ) 12,384 28
Kulicke & Soffa Industries, Inc. 3,879 255

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Small Cap Index Fund 103
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
KULR Technology Group, Inc.(Æ) 2,731 7
LENSAR, Inc.(Æ) 779 5
Life360, Inc.(Æ) 1,562 64
Marqeta, Inc. Class A(Æ) 26,990 110
MaxLinear, Inc. Class A(Æ) 6,295 110
MediaAlpha, Inc. Class A(Æ) 2,759 26
Meridian Holdings, Inc.(Æ) 99 1
N-Able, Inc.(Æ) 5,494 26
Napco Security Technologies, Inc. 2,625 103
Navan, Inc. Class A(Æ) 2,963 39
Navitas Semiconductor Corp.(Æ) 15,329 134
NCR Atleos Corp.(Æ) 5,576 243
NCR Voyix Corp.(Æ) 10,594 67
NETGEAR, Inc.(Æ) 2,124 46
NetScout Systems, Inc.(Æ) 5,329 169
Nextdoor Holdings, Inc.(Æ) 17,536 25
NextNav, Inc.(Æ) 7,293 117
nLight, Inc.(Æ) 3,533 201
Novanta, Inc.(Æ) 2,717 321
Nutex Health, Inc.(Æ) 387 37
NVE Corp. 363 24
OneSpan, Inc. 2,745 29
Ooma, Inc.(Æ) 1,933 28
Ouster, Inc.(Æ) 4,210 77
Pagaya Technologies, Ltd. Class A(Æ) 3,761 44
PagerDuty, Inc.(Æ) 6,809 42
Palladyne AI Corp.(Æ) 2,115 13
PAR Technology Corp.(Æ) 3,178 42
PC Connection, Inc. 859 50
PDF Solutions, Inc.(Æ) 2,478 81
Penguin Solutions, Inc.(Æ) 3,967 70
Photronics, Inc.(Æ) 4,348 176
Planet Labs PBC(Æ) 20,438 571
Playstudios, Inc.(Æ) 7,316 3
Playtika Holding Corp. 4,659 13
Plexus Corp.(Æ) 2,005 406
Porch Group, Inc.(Æ) 6,674 48
Power Integrations, Inc. 4,155 213
Powerfleet, Inc.(Æ) 9,640 30
Preformed Line Products Co. 201 54
Progress Software Corp.(Æ) 3,251 83
PubMatic, Inc. Class A(Æ) 2,979 24
Q2 Holdings, Inc.(Æ) 4,747 225
Qualys, Inc.(Æ) 2,719 239
Quantum Computing, Inc.(Æ) 15,615 107
Rackspace Technology, Inc.(Æ) 6,925 7
Rambus, Inc.(Æ) 8,135 700
Rapid7, Inc.(Æ) 5,060 28
Red Violet, Inc.(Æ) 851 29
ReposiTrak, Inc. 932 7
Rezolve AI PLC(Æ) 12,580 32
Ribbon Communications, Inc.(Æ) 7,770 17
Richardson Electronics, Ltd. 1,002 11
Richtech Robotics, Inc. Class B(Æ) 12,129 25
Rigetti Computing, Inc.(Æ) 24,350 342
Rimini Street, Inc.(Æ) 4,042 13
Sanmina Corp.(Æ) 3,961 514
Satellogic Inc. Class A(Æ) 5,710 31
SEMrush Holdings, Inc. Class A(Æ) 3,539 42
Semtech Corp.(Æ) 7,003 538
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Serve Robotics Inc.(Æ) 4,964 42
Shutterstock, Inc. 1,857 31
Silicon Laboratories, Inc.(Æ) 2,462 513
Silvaco Group, Inc.(Æ) 637 5
Simulations Plus, Inc.(Æ) 1,383 16
SiTime Corp.(Æ) 1,698 586
SkyWater Technology, Inc.(Æ) 2,678 73
Sonos, Inc.(Æ) 9,109 122
SoundHound AI, Inc. Class A(Æ) 28,576 196
Sprinklr, Inc. Class A(Æ) 8,574 51
Sprout Social, Inc. Class A(Æ) 4,282 24
SPS Commerce, Inc.(Æ) 2,892 161
Synaptics, Inc.(Æ) 2,960 207
Teads Holding Co.(Æ) 2,989 2
Telos Corp.(Æ) 4,053 17
Tenable Holdings, Inc.(Æ) 8,949 151
Thryv Holdings, Inc.(Æ) 3,088 8
TTEC Holdings, Inc.(Æ) 1,647 4
TTM Technologies, Inc.(Æ) 7,717 752
Tucows, Inc. Class A(Æ) 558 10
Ultra Clean Holdings, Inc.(Æ) 3,353 209
Unisys Corp.(Æ) 5,527 11
Upwork, Inc.(Æ) 9,526 104
Varonis Systems, Inc.(Æ) 8,862 190
Veeco Instruments, Inc.(Æ) 4,548 154
Verra Mobility Corp.(Æ) 12,165 174
Vertex, Inc. Class A(Æ) 5,389 64
Via Transportation, Inc. Class A(Æ) 817 12
Viant Technology, Inc. Class A(Æ) 1,298 15
Viasat, Inc.(Æ) 9,298 426
Viavi Solutions, Inc.(Æ) 17,390 579
Vishay Intertechnology, Inc. 9,235 166
Vistance Networks, Inc.(Æ) 16,624 303
Vivid Seats Inc. Class A(Æ) 271 2
VTEX Class A(Æ) 4,784 19
Vuzix Corp.(Æ) 5,320 12
Weave Communications, Inc.(Æ) 4,831 22
WhiteFiber, Inc.(Æ) 865 10
WM Technology, Inc.(Æ) 7,232 5
Workiva, Inc.(Æ) 3,829 228
Xperi, Inc.(Æ) 3,699 21
Yelp, Inc. Class A(Æ) 4,457 110
Yext, Inc.(Æ) 8,043 31
Zeta Global Holdings Corp. Class A(Æ) 15,878 253
Zspace, Inc.(Æ) 181 —
27,674
Utilities - 4.8%
American States Water Co. 2,947 223
ATN International, Inc. 823 22
Avista Corp. 6,201 249
BKV Corp.(Æ) 1,913 55
Black Hills Corp. 5,601 389
Brookfield Infrastructure Corp. Class A 9,092 359
California Resources Corp. 5,533 383
California Water Service Group 4,558 207
Chesapeake Utilities Corp. 1,784 225
CNX Resources Corp.(Æ) 10,416 401
Cogent Communications Holdings, Inc. 3,731 70
Comstock Resources, Inc.(Æ) 5,646 119

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
104 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Consolidated Water Co., Ltd. 1,151 38
Crescent Energy Co. Class A 19,434 262
Diversified Energy Co. 4,869 85
Empire Petroleum Corp.(Æ) 1,231 4
Epsilon Energy, Ltd. 1,595 10
Evolution Petroleum Corp. 2,582 12
Excelerate Energy, Inc. Class A 1,815 61
Genie Energy, Ltd. Class B 1,601 23
Global Water Resources, Inc. 1,028 8
Gogo, Inc.(Æ) 5,960 24
Golar LNG, Ltd. 7,371 399
Granite Ridge Resources, Inc. 4,479 26
Gulfport Energy Corp.(Æ) 1,214 257
H2O America 2,534 149
Hawaiian Electric Industries, Inc.(Æ) 12,354 183
HighPeak Energy, Inc. 1,515 10
Infinity Natural Resources, Inc. Class A(Æ) 1,215 21
Kinetik Holdings, Inc. 3,377 163
Kolibri Global Energy, Inc.(Æ) 2,260 12
Kosmos Energy, Ltd.(Æ) 36,827 102
Lumen Technologies, Inc.(Æ) 71,972 500
Magnolia Oil & Gas Corp. Class A 13,671 432
MGE Energy, Inc. 2,812 217
Middlesex Water Co. 1,418 74
New Fortress Energy, Inc.(Æ) 14,013 8
New Jersey Resources Corp. 7,626 419
NextDecade Corp.(Æ) 13,226 101
Northern Oil and Gas, Inc. 7,306 214
Northwest Natural Holding Co. 3,133 167
Northwestern Energy Group, Inc. 4,649 307
Oklo, Inc.(Æ) 9,214 457
ONE Gas, Inc. 4,520 389
Otter Tail Corp. 2,890 254
Portland General Electric Co. 8,552 451
Prairie Operating Co.(Æ) 1,789 4
Pure Cycle Corp.(Æ) 1,640 16
RGC Resources, Inc. 686 15
Riley Exploration Permian, Inc. 1,087 40
Sable Offshore Corp.(Æ) 9,381 155
SandRidge Energy, Inc. 2,381 39
Shenandoah Telecommunications Co. 3,937 61
Southwest Gas Holdings, Inc. 5,189 451
Spire, Inc. 4,403 399
Spok Holdings, Inc. 1,687 18
Summit Midstream Corp.(Æ) 718 22
Talos Energy, Inc.(Æ) 9,593 151
Telephone and Data Systems, Inc. 7,586 319
TXNM Energy, Inc. 7,607 445
Unitil Corp. 1,335 70
Vitesse Energy, Inc. 2,301 42
York Water Co. (The) 1,098 33
10,821
Total Common Stocks
(cost $213,929) 221,967
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Warrants and Rights - 0.0%
Akero Therapeutics, Inc.(Æ)(Š)
  Rights 5,714 4
Metsera, Inc.(Æ)(Š)
  Rights 4,365 21
M-tron Industries, Inc.(Æ)
  Rights 203 1
Total Warrants and Rights
(cost $25) 26
Short-Term Investments - 1.2%
State Street Institutional U.S. Government
Money Market Fund 2,622,978 2,623
Total Short-Term Investments
(cost $2,623) 2,623
Total Investments - 99.9%
(cost $216,577) 224,616
Other Assets net of Liabilities
- 0.1%
238
Net Assets - 100.0%
224,854

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Small Cap Index Fund 105
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
Russell 2000 E-Mini Index Futures 22 USD 2,763 06/18/2026 17
Total Futures Contracts (å) 17
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Consumer Discretionary $ 22,911 $ — $ — $ 22,911
Consumer Staples 3,957 — — 3,957
Energy 11,672 — — 11,672
Financial Services 51,441 — — 51,441
Health Care 38,645 — — 38,645
Materials and Processing 17,802 — — 17,802
Producer Durables 37,044 — — 37,044
Technology 27,674 — — 27,674
Utilities 10,821 — — 10,821
Warrants and Rights 1 — 25 26
Short-Term Investments 2,623 — — 2,623
Total Investments
224,591 — 25 224,616
Derivatives
Assets
Futures Contracts 17 — — 17
Total Derivatives
*
$ 17 $ — $ — $ 17
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
13 — **
Austria ................................................................................................
29 — **
Bahamas .............................................................................................
174 0 .1
Belgium ..............................................................................................
28 — **
Bermuda .............................................................................................
346 0 .2
Brazil ..................................................................................................
426 0 .2
Cameroon ...........................................................................................
399 0 .2
Canada ................................................................................................
2,771 1 .2
Cayman Islands ..................................................................................
166 0 .1
China ..................................................................................................
59 — **

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
106 Venerable Small Cap Index Fund
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Costa Rica ..........................................................................................
1 — **
Germany .............................................................................................
30 — **
Ghana .................................................................................................
102 — **
Gibraltar .............................................................................................
4 — **
Guernsey ............................................................................................
130 0 .1
Ireland ................................................................................................
162 0 .1
Isle of Man .........................................................................................
8 — **
Israel ...................................................................................................
40 — **
Italy ....................................................................................................
50 — **
Malta ..................................................................................................
5 — **
Mexico ...............................................................................................
117 — **
Monaco ..............................................................................................
351 0 .2
Norway ...............................................................................................
459 0 .2
Panama ...............................................................................................
112 — **
Puerto Rico .........................................................................................
630 0 .3
Singapore ...........................................................................................
285 0 .1
South Africa .......................................................................................
28 — **
South Korea .......................................................................................
14 — **
Switzerland ........................................................................................
622 0 .3
Thailand .............................................................................................
1,477 0 .7
United Kingdom .................................................................................
368 0 .2
United States ......................................................................................
215,210 95 .7
Total Investments ............................................................................... 224,616 99 .9
**
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable International Index Fund 107
Amounts in thousands (except share amounts)
H2
Number of
s hares
H2
Fair
Value
$
Common Stocks - 95.3%
Australia - 7.2%
ANZ Group Holdings, Ltd. 133,603 3,359
APA Group 59,969 412
Aristocrat Leisure, Ltd. 24,527 779
ASX, Ltd. 8,860 322
BHP Group, Ltd. 225,849 8,252
Brambles, Ltd. 60,194 941
CAR Group, Ltd. 17,307 280
Cochlear, Ltd. 2,983 350
Coles Group, Ltd. 59,490 903
Commonwealth Bank of Australia 74,415 8,692
Computershare, Ltd. 23,736 469
CSL, Ltd. 21,504 2,113
Evolution Mining, Ltd. 90,006 816
Fortescue, Ltd. 75,061 1,060
Glencore PLC(Æ) 443,872 3,382
Goodman Group(ö) 90,635 1,613
Insurance Australia Group, Ltd. 107,851 543
Lottery Corp., Ltd. (The) 101,490 378
Lynas Rare Earths, Ltd.(Æ) 40,152 546
Macquarie Group, Ltd. 16,050 2,277
Medibank Pvt, Ltd. 122,070 369
National Australia Bank, Ltd. 135,966 3,932
Northern Star Resources, Ltd. 60,246 880
Origin Energy, Ltd. 76,360 654
Pro Medicus , Ltd. 2,691 222
Qantas Airways, Ltd. 35,133 206
QBE Insurance Group, Ltd. 66,733 981
REA Group, Ltd. 2,343 259
Rio Tinto PLC 50,233 4,669
Rio Tinto, Ltd. 16,460 1,851
Santos, Ltd. 143,956 791
Scentre Group(ö) 231,215 533
SGH, Ltd. 9,280 263
Sigma Healthcare, Ltd. 236,864 436
Sonic Healthcare, Ltd. 21,410 303
South32, Ltd. Class B 198,861 598
Stockland(ö) 110,454 331
Suncorp Group, Ltd. 47,998 535
Telstra Group, Ltd. 174,604 643
Transurban Group 138,061 1,342
Vicinity, Ltd.(ö) 178,814 290
Washington H Soul Pattinson & Co., Ltd. 15,592 436
Wesfarmers, Ltd. 50,321 2,551
Westpac Banking Corp. 151,603 4,165
WiseTech Global, Ltd. 8,937 244
Woodside Energy Group, Ltd. 84,265 2,010
Woolworths Group, Ltd. 54,147 1,363
68,344
Austria - 0.3%
BAWAG Group AG(Þ) 3,522 538
Erste Group Bank AG 13,697 1,480
OMV AG 6,705 487
Raiffeisen Bank International AG 5,854 250
Verbund AG Class A 3,230 246
3,001
Belgium - 0.9%
Ageas SA 6,793 498
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Anheuser-Busch InBev SA 43,972 3,051
D'Ieteren Group 1,019 188
Elia Group SA(Æ) 1,941 298
Financiere de Tubize SA 938 232
Groupe Bruxelles Lambert NV 3,639 329
KBC Group NV 10,219 1,249
Lotus Bakeries NV 19 216
Sofina SA 735 178
Syensqo SA 3,450 200
UCB SA 5,625 1,694
8,133
Brazil - 0.0%
Yara International ASA 7,552 440
Burkina Faso - 0.1%
Endeavour Mining PLC 8,788 532
Chile - 0.1%
Antofagasta PLC 17,548 781
China - 0.5%
BOC Hong Kong Holdings, Ltd. 165,000 909
Prosus NV(Æ) 58,198 2,661
SITC International Holdings Co., Ltd. 61,000 269
Wharf Holdings, Ltd. (The) 49,000 135
Wilmar International, Ltd. 85,400 257
Yangzijiang Shipbuilding Holdings, Ltd. 117,600 350
4,581
Czech Republic - 0.0%
CSG NV(Æ) 8,897 239
Denmark - 1.5%
Carlsberg AS Class B 4,280 534
Coloplast A/S Class B 5,741 392
Danske Bank A/S 29,716 1,443
Demant A/S(Æ) 4,423 134
DSV A/S 9,092 2,172
Genmab A/S(Æ) 2,715 726
Novo Nordisk A/S Class B 143,270 5,279
Novonesis (Novozymes) Class B 15,676 928
Orsted A/S Class A(Æ)(Þ) 24,056 589
Pandora A/S 3,700 260
Rockwool A/S Class B 4,402 123
Tryg A/S 15,306 366
Vestas Wind Systems A/S 44,925 1,345
14,291
Finland - 1.1%
Elisa Oyj 6,476 314
Fortum Oyj 20,425 519
Kesko Oyj Class B 12,472 276
Kone Oyj Class B 15,120 964
Metso Oyj 30,192 522
Neste Oyj 19,261 622
Nokia Oyj 235,638 1,878
Nordea Bank Abp 137,478 2,367
Orion Oyj Class B 4,974 402
Sampo Oyj Class A 106,864 1,145
Stora Enso Oyj Class R 26,516 312

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
108 Venerable International Index Fund
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
UPM- Kymmene Oyj 23,467 730
Wartsila Oyj Abp Class B 22,375 837
10,888
France - 8.3%
Accor SA 8,588 411
Aeroports de Paris SA 1,643 200
Air Liquide SA Class A 25,771 5,309
Airbus SE 26,434 4,965
Alstom SA(Æ) 15,776 449
Amundi SA(Þ) 2,923 251
AXA SA 74,392 3,411
Ayvens SA(Þ) 16,134 190
bioMerieux 1,965 209
BNP Paribas SA 44,707 4,259
Bollore SE 32,886 188
Bouygues SA 8,731 504
Bureau Veritas SA 15,498 466
Capgemini SE 6,801 795
Carrefour SA 26,818 494
Cie de Saint-Gobain SA 19,811 1,630
Cie Generale des Etablissements Michelin
SCA 29,059 990
Covivio SA(ö) 2,541 152
Credit Agricole SA 47,113 884
Danone SA 28,796 2,313
Dassault Aviation SA 893 331
Dassault Systemes SE 30,627 624
Eiffage SA 3,124 480
Engie SA 81,250 2,619
EssilorLuxottica SA 13,397 3,118
Gecina SA(ö) 2,157 171
Getlink SE 13,457 290
Hermes International SCA 1,410 2,693
Ipsen SA 1,678 315
Kering SA 3,312 1,001
Klepierre SA(ö) 9,795 369
Legrand SA 11,666 1,803
L'Oreal SA 10,686 4,382
LVMH Moet Hennessy Louis Vuitton SE 11,114 6,178
Orange SA 82,833 1,692
Pernod Ricard SA 9,188 686
Publicis Groupe SA 10,176 842
Renault SA 8,751 297
Rexel SA Class H 10,211 399
Safran SA 15,819 5,173
Sartorius Stedim Biotech 1,299 254
Societe Generale SA 30,704 2,242
Sodexo SA 4,205 216
Thales SA 4,123 1,211
TotalEnergies SE 88,629 8,183
Unibail - Rodamco -Westfield(ö) 5,544 620
Veolia Environnement SA 28,046 1,071
Vinci SA 22,000 3,295
78,625
Germany - 8.2%
adidas AG 7,607 1,199
Allianz SE 16,977 7,035
BASF SE 39,696 2,399
Bayer AG 43,692 1,986
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Bayerische Motoren Werke AG 12,478 1,127
Beiersdorf AG 4,418 391
Brenntag SE 5,588 369
Commerzbank AG 32,602 1,170
Continental AG 4,896 337
CTS Eventim AG & Co. KGaA 2,776 159
Daimler Truck Holding AG 20,435 974
Deutsche Bank AG 80,726 2,362
Deutsche Boerse AG 8,373 2,434
Deutsche Lufthansa AG 26,675 220
Deutsche Post AG 40,908 2,110
Deutsche Telekom AG 164,184 6,054
E.ON SE 99,847 2,182
Evonik Industries AG 12,002 233
Fresenius Medical Care AG 10,019 446
Fresenius SE & Co. KGaA 18,792 963
GEA Group AG 6,671 471
Hannover Rueck SE 2,683 830
Heidelberg Materials AG 5,955 1,227
Henkel AG & Co. KGaA 4,731 339
Hensoldt AG 2,826 245
Hochtief AG 692 304
Infineon Technologies AG 58,094 2,553
Knorr- Bremse AG 3,312 370
LEG Immobilien SE 3,584 233
Mercedes-Benz Group AG 32,126 1,946
Merck KGaA 5,750 714
MTU Aero Engines AG 2,395 857
Muenchener Rueckversicherungs -
Gesellschaft AG in Muenchen 5,812 3,621
Nemetschek SE 2,569 189
Rational AG 240 174
Rheinmetall AG 2,045 3,410
RWE AG 28,127 1,873
SAP SE 46,602 7,887
Scout24 SE(Þ) 3,424 262
Siemens AG 33,917 8,045
Siemens Energy AG 34,587 5,692
Siemens Healthineers AG(Þ) 15,406 646
Symrise AG 6,046 512
Talanx AG 2,872 350
Vonovia SE 34,449 858
Zalando SE(Æ)(Þ) 9,985 239
77,997
Hong Kong - 1.8%
AIA Group, Ltd. 468,000 5,257
CK Asset Holdings, Ltd. 87,500 500
CK Infrastructure Holdings, Ltd. 28,500 227
CLP Holdings, Ltd. 73,500 692
Futu Holdings, Ltd. - ADR(Æ) 2,583 353
Henderson Land Development Co., Ltd. 65,000 241
HKT Trust & HKT, Ltd. 169,000 264
Hong Kong & China Gas Co., Ltd. 509,000 467
Hong Kong Exchanges & Clearing, Ltd. 53,700 2,722
Hongkong Land Holdings, Ltd. 49,300 386
Link REIT(ö) 118,300 548
MTR Corp., Ltd. 71,000 291
Power Assets Holdings, Ltd. 63,000 491
Prudential PLC 113,290 1,580

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable International Index Fund 109
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Sino Land Co., Ltd. 164,000 244
Sun Hung Kai Properties, Ltd. 65,000 1,102
Swire Pacific, Ltd. Class A 16,000 176
Techtronic Industries Co., Ltd. 65,500 872
WH Group, Ltd.(Þ) 379,000 499
Wharf Real Estate Investment Co., Ltd. 75,000 217
17,129
Indonesia - 0.1%
Jardine Matheson Holdings, Ltd. 7,400 531
Ireland - 0.4%
AerCap Holdings NV 7,449 1,022
AIB Group PLC 95,054 1,011
Bank of Ireland Group PLC 42,379 776
Kerry Group PLC Class A 7,157 567
Kingspan Group PLC 6,995 590
3,966
Israel - 1.0%
Azrieli Group, Ltd. 1,886 253
Bank Hapoalim BM 55,549 1,300
Bank Leumi Le-Israel BM 65,836 1,467
Check Point Software Technologies, Ltd.
(Æ) 3,896 556
Elbit Systems, Ltd. 1,238 1,037
ICL Group, Ltd. 36,142 186
Israel Discount Bank, Ltd. Class A 55,608 558
Mizrahi Tefahot Bank, Ltd. 7,091 514
Nice, Ltd.(Æ) 2,882 318
Nova, Ltd.(Æ) 1,339 595
Phoenix Financial, Ltd. 10,400 552
Teva Pharmaceutical Industries, Ltd.
- ADR 51,019 1,537
Tower Semiconductor, Ltd.(Æ) 4,999 877
9,750
Italy - 2.9%
Banca Mediolanum SpA 10,605 215
Banca Monte dei Paschi di Siena SpA 87,856 765
Banco BPM SpA 50,552 706
BPER Banca SpA 65,539 855
Coca-Cola HBC AG(Æ) 9,924 563
Davide Campari-Milano NV 29,259 208
Enel SpA 361,809 3,939
Eni SpA 90,989 2,584
FinecoBank Banca Fineco SpA 27,843 618
Generali 37,918 1,529
Intesa Sanpaolo SpA 619,702 3,767
Italgas SpA 27,875 325
Leonardo SpA 18,004 1,209
Moncler SpA 10,368 625
Poste Italiane SpA (Þ) 20,812 490
Prysmian SpA 12,527 1,465
Recordati Industria Chimica e
Farmaceutica SpA 5,252 299
Ryanair Holdings PLC 37,352 1,058
Snam SpA 89,648 682
Telecom Italia SpA (Æ) 523,414 367
Terna - Rete Elettrica Nazionale 62,577 717
UniCredit SpA 62,394 4,496
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Unipol Assicurazioni SpA 16,332 382
27,864
Japan - 21.9%
Advantest Corp. 34,100 4,614
Aeon Co., Ltd. 99,100 1,183
AGC, Inc. 9,000 317
Aisin Corp. 22,000 305
Ajinomoto Co., Inc. 40,300 1,130
ANA Holdings, Inc. 7,400 132
Asahi Group Holdings, Ltd. 67,700 679
Asahi Kasei Corp. 59,300 574
Asics Corp. 31,100 827
Astellas Pharma, Inc. 80,500 1,314
Bandai Namco Holdings, Inc. 26,100 645
Bridgestone Corp. 50,800 1,054
Canon, Inc. 38,600 1,075
Capcom Co., Ltd. 15,900 337
Central Japan Railway Co. 34,400 891
Chiba Bank, Ltd. (The) 25,800 332
Chubu Electric Power Co., Inc. 31,200 512
Chugai Pharmaceutical Co., Ltd. 29,900 1,654
Dai Nippon Printing Co., Ltd. 18,000 327
Daifuku Co., Ltd. 14,400 503
Daiichi Life Group, Inc. 156,400 1,429
Daiichi Sankyo Co., Ltd. 80,100 1,412
Daikin Industries, Ltd. 11,800 1,432
Daito Trust Construction Co., Ltd. 13,100 305
Daiwa House Industry Co., Ltd. 25,000 782
Daiwa Securities Group, Inc. 59,400 559
Denso Corp. 77,700 965
Disco Corp. 4,100 1,643
East Japan Railway Co. 42,900 979
Ebara Corp. 20,600 580
Eisai Co., Ltd. 12,000 373
ENEOS Holdings, Inc. 120,400 1,074
Fanuc Corp. 41,600 1,449
Fast Retailing Co., Ltd. 8,500 3,383
Fuji Electric Co., Ltd. 6,500 455
FUJIFILM Holdings Corp. 49,800 946
Fujikura, Ltd. 67,200 1,828
Fujitsu, Ltd. 78,300 1,591
Hankyu Hanshin Holdings, Inc. 10,700 309
Hikari Tsushin, Inc. 800 203
Hitachi, Ltd. 204,500 5,977
Honda Motor Co., Ltd. 164,400 1,331
Hoya Corp. 15,100 2,605
Hulic Co., Ltd. 20,500 239
Ibiden Co., Ltd. 10,900 535
Idemitsu Kosan Co., Ltd. 34,400 334
IHI Corp. 45,800 936
Inpex Corp. 39,200 1,150
Isuzu Motors, Ltd. 24,500 352
ITOCHU Corp. 264,400 3,361
Japan Airlines Co., Ltd. 6,600 107
Japan Exchange Group, Inc. 44,900 521
Japan Post Bank Co., Ltd. Class A 79,600 1,310
Japan Post Holdings Co., Ltd. 79,400 911
Japan Post Insurance Co., Ltd. Class A 24,900 252
Japan Tobacco, Inc. 53,400 2,049

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
110 Venerable International Index Fund
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
JFE Holdings, Inc. 26,300 306
JX Advanced Metals Corp. 24,800 539
Kajima Corp. 18,900 718
Kansai Electric Power Co., Inc. (The) 42,200 695
Kao Corp. 20,200 789
Kawasaki Heavy Industries, Ltd. 34,000 645
Kawasaki Kisen Kaisha, Ltd. 15,700 264
KDDI Corp. 130,400 2,233
Keyence Corp. 8,700 3,081
Kikkoman Corp. 30,200 275
Kioxia Holdings Corp.(Æ) 8,500 1,081
Kirin Holdings Co., Ltd. 34,600 551
Komatsu, Ltd. 42,300 1,660
Konami Group Corp. 4,500 560
Kubota Corp. 43,100 680
Kyocera Corp. 57,100 883
Kyowa Kirin Co., Ltd. 10,900 180
Lasertec Corp. 3,600 794
LY Corp. 122,500 297
M3, Inc. 21,000 214
Makita Corp. 10,300 335
Marubeni Corp. 62,800 2,309
MatsukiyoCocokara & Co. 15,600 249
MINEBEA MITSUMI, Inc. 16,600 272
Mitsubishi Chemical Group Corp. 54,500 316
Mitsubishi Corp. 143,400 4,925
Mitsubishi Electric Corp. 84,600 2,763
Mitsubishi Estate Co., Ltd. 47,300 1,309
Mitsubishi HC Capital, Inc. 40,300 360
Mitsubishi Heavy Industries, Ltd. 142,600 3,890
Mitsubishi UFJ Financial Group, Inc. 503,000 8,499
Mitsui & Co., Ltd. 109,900 4,231
Mitsui Fudosan Co., Ltd. 117,600 1,245
Mitsui OSK Lines, Ltd. 15,400 637
Mizuho Financial Group, Inc. 110,800 4,423
MonotaRO Co., Ltd. 11,800 127
MS&AD Insurance Group Holdings, Inc. 57,300 1,500
Murata Manufacturing Co., Ltd. 74,300 1,666
NEC Corp. 57,700 1,438
Nexon Co., Ltd. 17,000 320
Nidec Corp. 38,200 481
Nintendo Co., Ltd. 49,100 2,802
Nippon Building Fund, Inc.(ö) 356 299
Nippon Paint Holdings Co., Ltd. 42,200 263
Nippon Sanso Holdings Corp. 7,800 278
Nippon Steel Corp. 215,100 790
Nippon Yusen 18,400 675
Nissan Motor Co., Ltd.(Æ) 105,600 224
Nitori Holdings Co., Ltd. 17,900 284
Nitto Denko Corp. 30,200 604
Nomura Holdings, Inc. 133,700 1,058
Nomura Research Institute, Ltd. 16,900 468
NTT, Inc. 1,329,000 1,319
Obayashi Corp. 28,300 682
Obic Co., Ltd. 14,400 351
Olympus Corp. 49,600 472
Oracle Corp. (Japan) 1,800 99
Oriental Land Co., Ltd. 48,100 819
ORIX Corp. 51,800 1,552
Osaka Gas Co., Ltd. 16,000 649
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Otsuka Corp. 10,900 209
Otsuka Holdings Co., Ltd. 19,400 1,369
Pan Pacific International Holdings Corp. 84,800 520
Panasonic Holdings Corp. 103,800 1,724
Rakuten Group, Inc.(Æ) 69,400 324
Recruit Holdings Co., Ltd. 62,600 2,708
Renesas Electronics Corp. 79,100 1,123
Resona Holdings, Inc. 92,400 1,028
Ryohin Keikaku Co., Ltd. 23,100 491
Sanrio Co., Ltd. 40,000 247
SBI Holdings, Inc. 25,700 479
SCREEN Holdings Co., Ltd. 7,400 436
Secom Co., Ltd. 17,700 680
Seibu Holdings, Inc. 9,900 276
Sekisui Chemical Co., Ltd. 17,200 287
Sekisui House, Ltd. 26,600 594
Seven & i Holdings Co., Ltd. 92,700 1,248
Shimadzu Corp. 10,600 251
Shimano, Inc. 3,300 346
Shimizu Corp. 22,900 413
Shin-Etsu Chemical Co., Ltd. 75,100 3,056
Shionogi & Co., Ltd. 33,700 750
Shiseido Co., Ltd. 17,800 365
SMC Corp. 2,600 1,017
SoftBank Corp. 1,278,900 1,707
SoftBank Group Corp. 165,200 3,970
Sompo Holdings, Inc. 39,500 1,543
Sony Financial Group, Inc. 270,300 246
Sony Group Corp. 274,500 5,662
Subaru Corp. 26,800 428
Sumitomo Corp. 48,500 1,805
Sumitomo Electric Industries, Ltd. 31,800 1,781
Sumitomo Metal Mining Co., Ltd. 11,000 638
Sumitomo Mitsui Financial Group, Inc. 163,000 5,373
Sumitomo Mitsui Trust Group, Inc. 28,300 901
Sumitomo Realty & Development Co.,
Ltd. 27,100 762
Suntory Beverage & Food, Ltd. 6,600 187
Suzuki Motor Corp. 69,900 837
Sysmex Corp. 23,900 208
T&D Holdings, Inc. 21,200 539
Taisei Corp. 6,600 689
Takeda Pharmaceutical Co., Ltd. 70,800 2,612
TDK Corp. 86,500 1,122
Terumo Corp. 59,300 794
TIS, Inc. 9,500 205
Toho Co., Ltd. 23,500 248
Tokio Marine Holdings, Inc. 81,800 3,820
Tokyo Electron, Ltd. 20,000 4,891
Tokyo Gas Co., Ltd. 14,100 666
Tokyu Corp. 22,300 263
TOPPAN Holdings, Inc. 10,800 286
Toray Industries, Inc. 63,400 447
Toyota Industries Corp.(Æ) 1,600 206
Toyota Motor Corp. 422,800 8,764
Toyota Tsusho Corp. 30,800 1,205
Tsuruha Holdings, Inc. 10,100 159
Unicharm Corp. 51,200 298
West Japan Railway Co. 18,800 373
Yamaha Motor Co., Ltd. 40,800 291

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable International Index Fund 111
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Yokogawa Electric Corp. 10,500 325
Yokohama Financial Group, Inc. 47,100 419
Zensho Holdings Co., Ltd. 4,300 249
Zozo, Inc. 20,400 143
208,503
Luxembourg - 0.2%
ArcelorMittal SA 18,962 988
CVC Capital Partners PLC(Þ) 9,679 127
Eurofins Scientific SE 5,391 394
1,509
Macao - 0.1%
Galaxy Entertainment Group, Ltd. 90,000 406
Sands China, Ltd. 108,400 230
636
Mexico - 0.0%
Fresnillo PLC 10,088 447
Netherlands - 4.8%
ABN AMRO Bank NV(Þ) 25,941 830
Adyen NV(Æ)(Þ) 1,123 1,124
Akzo Nobel NV 7,787 447
Argenx SE(Æ) 2,753 2,006
ASM International NV 2,085 1,588
ASML Holding NV 17,328 22,936
ASR Nederland NV 7,141 492
BE Semiconductor Industries NV 3,248 685
Euronext NV(Þ) 3,468 558
EXOR NV 4,257 326
Ferrari NV 5,608 1,890
Heineken Holding NV 5,901 422
Heineken NV 12,804 985
ING Groep NV 129,911 3,394
JDE Peet's NV 7,601 280
Koninklijke Ahold Delhaize NV 39,645 1,851
Koninklijke KPN NV 170,264 947
Koninklijke Philips NV 34,269 939
Magnum Ice Cream Co. NV (The)(Æ) 21,789 322
Nebius Group NV Class A(Æ) 9,626 999
NN Group NV 11,700 915
QIAGEN NV(Æ) 9,366 375
Randstad NV 5,082 133
Universal Music Group NV 48,956 949
Wolters Kluwer NV 10,341 774
46,167
New Zealand - 0.2%
Auckland International Airport, Ltd. 77,229 354
Contact Energy, Ltd. 39,539 211
Fisher & Paykel Healthcare Corp., Ltd. 26,758 580
Infratil , Ltd. 42,085 283
Meridian Energy, Ltd. 61,770 197
Xero, Ltd.(Æ) 7,545 404
2,029
Nigeria - 0.0%
Airtel Africa PLC(Þ) 41,704 192
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Norway - 0.7%
Aker BP ASA 14,413 529
DNB Bank ASA 39,618 1,236
Equinor ASA Class N 34,277 1,451
Gjensidige Forsikring ASA 9,487 248
Kongsberg Gruppen ASA 19,654 841
Mowi ASA 21,226 482
Norsk Hydro ASA 63,164 670
Orkla ASA 31,971 402
Salmar ASA Class A 3,088 180
Telenor ASA 28,084 495
6,534
Poland - 0.0%
InPost SA(Æ) 11,707 205
Portugal - 0.2%
Banco Comercial Portugues SA Class R 329,289 323
EDP SA 139,594 739
Galp Energia SGPS SA Class B 18,996 462
Jeronimo Martins SGPS SA 12,893 309
1,833
Singapore - 1.7%
CapitaLand Ascendas REIT(ö) 178,300 345
CapitaLand Integrated Commercial Trust
Class A(ö) 277,000 498
Capitaland Investment, Ltd. 111,000 237
DBS Group Holdings, Ltd. 94,600 4,203
Grab Holdings, Ltd. Class A(Æ) 107,701 394
Keppel, Ltd. 66,300 615
Oversea-Chinese Banking Corp., Ltd. 150,500 2,592
Sea, Ltd. - ADR(Æ) 17,611 1,458
Sembcorp Industries, Ltd. 41,900 218
Singapore Airlines, Ltd. 70,200 363
Singapore Exchange, Ltd. 39,100 600
Singapore Technologies Engineering, Ltd. 71,100 606
Singapore Telecommunications, Ltd. 330,200 1,278
STMicroelectronics NV 30,093 1,033
United Overseas Bank, Ltd. 55,600 1,599
16,039
South Africa - 0.2%
Anglo American PLC 49,800 2,116
South Korea - 0.0%
Delivery Hero SE(Æ)(Þ) 9,193 164
Spain - 3.6%
Acciona SA 1,099 290
ACS Actividades de Construccion y
Servicios SA 7,894 977
Aena SME SA(Þ) 33,364 993
Amadeus IT Group SA Class A 20,041 1,139
Banco Bilbao Vizcaya Argentaria SA 254,970 5,565
Banco de Sabadell SA 223,477 804
Banco Santander SA 655,911 7,422
Bankinter SA 30,692 483
CaixaBank SA 171,866 2,062
Cellnex Telecom SA(Þ) 21,250 690
EDP Renovaveis SA 14,953 239

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
112 Venerable International Index Fund
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Endesa SA 14,461 610
Grifols SA 13,969 147
Iberdrola SA 287,146 6,592
Indra Sistemas SA 3,636 200
Industria de Diseno Textil SA 48,506 2,789
Mapfre SA 42,060 188
Naturgy Energy Group SA 11,348 341
Redeia Corp. SA 18,475 313
Repsol SA 50,196 1,410
Telefonica SA 163,953 725
33,979
Sweden - 3.1%
AddTech AB Class B 11,888 404
Alfa Laval AB 12,900 704
Assa Abloy AB Class B 44,689 1,603
Atlas Copco AB Class A 119,761 2,106
Atlas Copco AB Class B 69,593 1,081
Beijer Ref AB Class B 18,649 256
Boliden AB 12,651 671
Epiroc AB Class A 29,383 721
Epiroc AB Class B 17,783 382
EQT AB 22,019 676
Essity AB Class B 26,891 693
Evolution AB(Þ) 6,061 378
Fastighets AB Balder Class B(Æ) 34,095 200
H & M Hennes & Mauritz AB Class B 22,505 420
Hexagon AB Class B 92,569 901
Holmen AB Class B 3,342 120
Industrivarden AB Class A 4,955 247
Industrivarden AB Class C 7,119 355
Indutrade AB 12,497 289
Investment AB Latour Class B 6,922 149
Investor AB Class B 81,245 3,075
L E Lundbergforetagen AB Class B 3,552 203
Lifco AB Class B 10,630 320
Nibe Industrier AB Class B 67,533 281
Saab AB Class B 14,282 937
Sagax AB Class B 10,437 194
Sandvik AB 47,539 1,817
Securitas AB Class B 22,427 377
Skandinaviska Enskilda Banken AB
Class A 67,499 1,240
Skanska AB Class B 15,519 419
SKF AB Class B 15,556 372
Svenska Cellulosa AB SCA Class B 27,702 321
Svenska Handelsbanken AB Class A 65,032 849
Swedbank AB Class A 37,854 1,285
Swedish Orphan Biovitrum AB Class
B(Æ) 8,964 375
Tele2 AB Class B 24,965 513
Telefonaktiebolaget LM Ericsson Class B 124,780 1,413
Telia Co. AB 107,581 550
Trelleborg AB Class B 9,249 345
Volvo AB Class B 70,854 2,312
29,554
Switzerland - 4.5%
ABB, Ltd. 69,735 5,672
Avolta AG 3,896 234
Banque Cantonale Vaudoise 1,411 229
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Barry Callebaut AG 159 279
Belimo Holding AG 449 363
BKW AG 989 195
Chocoladefabriken Lindt & Spruengli AG 47 1,301
Cie Financiere Richemont SA Class A 23,825 4,245
DSM- Firmenich AG 7,862 561
EMS- Chemie Holding AG 311 243
Galderma Group AG 8,171 1,584
Geberit AG 1,503 1,017
Givaudan SA 410 1,387
Helvetia Baloise Holding AG 3,525 911
Julius Baer Group, Ltd. 9,124 672
Kuehne + Nagel International AG 2,201 503
Logitech International SA 6,770 619
Lonza Group AG 3,114 1,992
Partners Group Holding AG 1,006 1,081
Sandoz Group AG 18,525 1,453
Schindler Holding AG 2,875 931
SGS SA 7,338 777
Sika AG 6,757 1,124
Sonova Holding AG 2,309 523
Straumann Holding AG 5,085 530
Swatch Group AG (The) Class B 1,319 293
Swiss Life Holding AG 1,265 1,387
Swiss Prime Site AG Class A 3,556 602
Swisscom AG 1,148 958
UBS Group AG 140,687 5,472
VAT Group AG(Þ) 1,197 738
Zurich Insurance Group AG 6,487 4,625
42,501
United Kingdom - 10.3%
3i Group PLC 44,202 1,448
Admiral Group PLC 11,846 500
Associated British Foods PLC 14,335 359
AstraZeneca PLC 69,226 13,521
Autotrader Group PLC(Þ) 37,476 234
Aviva PLC 136,064 1,084
BAE Systems PLC 133,528 3,887
Barclays PLC 615,919 3,246
Barratt Redrow PLC 61,862 216
British American Tobacco PLC 97,315 5,669
BT Group PLC 265,994 746
Bunzl PLC 14,779 443
Centrica PLC 204,905 580
CK Hutchison Holdings, Ltd. Class B 119,500 918
Coca-Cola Europacific Partners PLC 9,241 838
Compass Group PLC 75,666 2,102
Diageo PLC 99,072 1,841
Entain PLC 27,039 204
Halma PLC 16,894 858
HSBC Holdings PLC 766,744 12,546
Imperial Brands PLC 33,526 1,364
Informa PLC 57,290 571
International Consolidated Airlines Group
SA 52,572 251
Intertek Group PLC 7,026 343
J Sainsbury PLC 78,206 351
JD Sports Fashion PLC 114,640 108
Kingfisher PLC 76,297 290

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable International Index Fund 113
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Land Securities Group PLC(ö) 33,270 247
Legal & General Group PLC 253,534 836
Lloyds Banking Group PLC 2,620,306 3,239
London Stock Exchange Group PLC 20,396 2,411
M&G PLC 103,950 378
Marks & Spencer Group PLC 93,591 420
Melrose Industries PLC 57,412 387
National Grid PLC 221,097 3,727
NatWest Group PLC 355,877 2,641
Next PLC 5,176 873
Pearson PLC 25,475 334
Reckitt Benckiser Group PLC 28,707 1,948
RELX PLC 80,960 2,669
Rentokil Initial PLC 112,405 699
Rolls-Royce Holdings PLC 375,187 5,729
Sage Group PLC (The) 43,833 490
Schroders PLC 32,254 246
Segro PLC(ö) 58,502 509
Severn Trent PLC Class H 12,328 506
Smith & Nephew PLC 36,788 581
Smiths Group PLC 14,125 430
Spirax Group PLC 3,350 300
SSE PLC 53,692 1,854
Standard Chartered PLC 85,410 1,774
Standard Life PLC 31,970 289
Tesco PLC 284,190 1,792
Unilever PLC 97,422 5,462
United Utilities Group PLC 31,025 542
Verisure PLC(Æ) 11,823 122
Vodafone Group PLC 834,461 1,265
Whitbread PLC 7,871 239
Wise PLC Class A(Æ) 30,313 364
97,821
United States - 9.4%
Aegon, Ltd. 57,555 420
Alcon AG 22,146 1,661
AP Moller - Maersk A/S Class A 134 326
AP Moller - Maersk A/S Class B 180 446
BP PLC 700,555 5,522
Buzzi SpA 3,609 182
Experian PLC 40,830 1,419
Ferrovial SE 22,849 1,486
GSK PLC 181,349 4,973
Haleon PLC 396,328 1,962
Holcim AG(Æ) 22,583 1,874
InterContinental Hotels Group PLC 6,409 844
monday.com, Ltd.(Æ) 2,101 145
Nestle SA 114,555 11,363
Novartis AG 84,500 12,830
Roche Holding AG 32,635 12,914
Sanofi SA 48,825 4,709
Schneider Electric SE 24,473 6,722
Shell PLC 254,399 11,880
Spotify Technology SA(Æ) 6,967 3,378
Stellantis NV 89,697 639
Sunbelt Rentals Holdings, Inc. 18,526 1,183
Swiss Re AG 13,241 2,211
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Tenaris SA 17,082 499
89,588
Total Common Stocks
(cost $857,612) 906,909
Preferred Stocks - 0.2%
Germany - 0.2%
Bayerische Motoren Werke AG
4.735% (Ÿ) 2,490 224
Dr Ing hc F Porsche AG
5.114% (Ÿ) 5,066 227
Henkel AG & Co. KGaA
3.125% (Ÿ) 7,300 561
Porsche Automobil Holding SE
5.649% (Ÿ) 6,992 251
Sartorius AG
0.326% (Ÿ) 1,227 299
Volkswagen AG
7.071% (Ÿ) 9,173 919
2,481
Italy - 0.0%
Telecom Italia SpA
0.000% (Æ) 275,717 228
Total Preferred Stocks
(cost $3,026) 2,709
Warrants and Rights - 0.0%
Israel - 0.0%
CyberArk(Æ)
Rights 2,338 105
Italy - 0.0%
Telecom Italia SpA (Æ)
2026 Rights 799,131 —
Singapore - 0.0%
CapitaLand Ascendas REIT(Æ)
2026
Rights
4,992 1
Total Warrants and Rights
(cost $105) 106
Short-Term Investments - 3.7%
United States - 3.7%
State Street Institutional U.S. Government
Money Market Fund 34,906,239 34,906
Total Short-Term Investments
(cost $34,906) 34,906
Total Investments - 99.2%
(cost $895,649) 944,630

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
114 Venerable International Index Fund
Amounts in thousands (except share amounts)
H2
Number of
shares
H2
Fair
Value
$
Other Assets net of Liabilities
- 0.8%
7,142
Net Assets - 100.0%
951,772

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable International Index Fund 115
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
MSCI EAFE Index Futures 278 USD 40,325 06/19/2026 (52)
Total Futures Contracts (å) (52)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Australia $ — $ 68,344 $ — $ 68,344
Austria — 3,001 — 3,001
Belgium — 8,133 — 8,133
Brazil — 440 — 440
Burkina Faso — 532 — 532
Chile — 781 — 781
China — 4,581 — 4,581
Czech Republic — 239 — 239
Denmark — 14,291 — 14,291
Finland — 10,888 — 10,888
France — 78,625 — 78,625
Germany — 77,997 — 77,997
Hong Kong 353 16,776 — 17,129
Indonesia — 531 — 531
Ireland 1,022 2,944 — 3,966
Israel 2,093 7,657 — 9,750
Italy — 27,864 — 27,864
Japan — 208,503 — 208,503
Luxembourg — 1,509 — 1,509
Macao — 636 — 636
Mexico — 447 — 447
Netherlands 999 45,168 — 46,167
New Zealand — 2,029 — 2,029
Nigeria — 192 — 192
Norway — 6,534 — 6,534
Poland — 205 — 205
Portugal — 1,833 — 1,833
Singapore 1,852 14,187 — 16,039
South Africa — 2,116 — 2,116
South Korea — 164 — 164
Spain — 33,979 — 33,979
Sweden — 29,554 — 29,554
Switzerland — 42,501 — 42,501
United Kingdom 838 96,983 — 97,821
United States 3,523 86,065 — 89,588
Preferred Stocks — 2,709 — 2,709
Warrants and Rights 1 — 105 106
Short-Term Investments 34,906 — — 34,906
Total Investments 45,587 898,938 105 944,630

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
116 Venerable International Index Fund
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Derivatives
Liabilities
Futures Contracts (52) — — (52)
Total Derivatives
*
$ (52) $ — $ — $ (52)
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary ....................................................................
99,519 10.5
Consumer Staples ...............................................................................
51,660 5.4
Energy ................................................................................................
44,473 4.7
Financial Services ..............................................................................
252,637 26.5
Health Care ........................................................................................
97,826 10.3
Materials and Processing ...................................................................
74,364 7.8
Producer Durables ..............................................................................
136,034 14.3
Technology .........................................................................................
91,736 9.6
Utilities ...............................................................................................
58,660 6.2
Preferred Stocks
Consumer Discretionary ....................................................................
1,621 0.2
Consumer Staples ...............................................................................
561 —**
Producer Durables ..............................................................................
299 —**
Utilities ...............................................................................................
228 —**
Warrants and Rights ...................................................................
106 —**
Short-Term Investments .............................................................
34,906 3.7
Total Investments ............................................................................... 944,630 99.2
**
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Bond Index Fund 117
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Long-Term Fixed Income Investments - 99.5%
Asset-Backed Securities - 0.4%
Carvana Auto Receivables Trust
Series 2025-P2 Class A3
4.550% due 08/12/30 570 572
Ford Credit Floorplan Master Owner
Trust
Series 2018-4 Class A
4.060% due 11/15/30 816 811
1,383
Corporate Bonds and Notes - 25.5%
Consumer Discretionary - 1.9%
Amazon.com, Inc.
2.875% due 05/12/41 405 299
3.100% due 05/12/51 400 261
American Honda Finance Corp.
Series GMTN
4.900% due 01/10/34 315 306
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
4.800% due 03/01/50 355 263
3.900% due 06/01/52 355 226
Comcast Corp.
3.750% due 04/01/40 450 364
3.450% due 02/01/50 530 347
Costco Wholesale Corp.
1.750% due 04/20/32 100 86
Ford Motor Co.
3.250% due 02/12/32 405 352
Fox Corp.
4.709% due 01/25/29 405 406
General Motors Co.
5.200% due 04/01/45 160 139
General Motors Financial Co., Inc.
5.800% due 01/07/29 360 371
5.350% due 01/07/30 160 163
Home Depot, Inc. (The)
4.950% due 06/25/34 300 302
5.300% due 06/25/54 130 122
Lowe's Cos., Inc.
4.850% due 10/15/35 400 390
Marriott International, Inc.
4.900% due 04/15/29 500 506
McDonald's Corp.
Series MTN
3.625% due 09/01/49 450 324
Starbucks Corp.
2.250% due 03/12/30 500 458
Target Corp.
4.800% due 01/15/53 355 311
Toyota Motor Credit Corp.
5.550% due 11/20/30 405 422
Walmart, Inc.
5.250% due 09/01/35 125 130
4.500% due 04/15/53 165 143
6,691
Consumer Staples - 1.4%
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Anheuser-Busch Cos LLC / Anheuser-
Busch InBev Worldwide, Inc.
Series *
4.900% due 02/01/46 315 284
Anheuser-Busch InBev Worldwide, Inc.
5.550% due 01/23/49 315 305
BAT Capital Corp.
4.540% due 08/15/47 315 255
Bunge, Ltd. Finance Corp.
4.200% due 09/17/29 315 312
Campbell's Co. (The)
5.400% due 03/21/34 315 305
Coca-Cola Co. (The)
5.400% due 05/13/64 265 252
Conagra Brands, Inc.
4.850% due 11/01/28 360 360
Constellation Brands, Inc.
3.150% due 08/01/29 180 172
Haleon US Capital LLC
3.375% due 03/24/29 270 263
JBS NV/JBS USA Foods Group
Holdings, Inc./JBS USA Food Co.
Holdings
6.500% due 12/01/52 265 268
Keurig Dr Pepper, Inc.
4.500% due 04/15/52 265 206
Mondelez International, Inc.
2.750% due 04/13/30 315 293
PepsiCo, Inc.
2.750% due 03/19/30 590 558
Philip Morris International, Inc.
5.125% due 02/15/30 225 230
5.250% due 02/13/34 400 408
Procter & Gamble Co. (The)
4.550% due 01/29/34 310 310
4,781
Energy - 1.8%
Canadian Natural Resources, Ltd.
3.850% due 06/01/27 270 269
ConocoPhillips Co.
5.300% due 05/15/53 355 328
Coterra Energy, Inc.
5.400% due 02/15/35 270 271
Enbridge, Inc.
5.700% due 03/08/33 530 549
Energy Transfer, LP
5.700% due 04/01/35 270 277
5.000% due 05/15/50 400 332
Enterprise Products Operating LLC
4.850% due 03/15/44 450 406
Exxon Mobil Corp.
4.114% due 03/01/46 405 334
Kinder Morgan, Inc.
3.600% due 02/15/51 490 338
MPLX, LP
4.700% due 04/15/48 360 293
Occidental Petroleum Corp.
6.625% due 09/01/30 256 275
ONEOK, Inc.

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
118 Venerable Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
6.850% due 10/15/37 300 327
Ovintiv, Inc.
5.650% due 05/15/28 360 370
Phillips 66 Co.
5.300% due 06/30/33 400 407
Sabine Pass Liquefaction LLC
4.500% due 05/15/30 270 268
Shell Finance US, Inc.
Series *
4.375% due 05/11/45 315 268
TotalEnergies Capital SA
5.488% due 04/05/54 265 254
Western Midstream Operating, LP
6.350% due 01/15/29 360 375
Williams Cos., Inc. (The)
3.750% due 06/15/27 405 402
6,343
Financial Services - 9.6%
Allstate Corp. (The)
5.250% due 03/30/33 310 317
American Express Co.
4.456% due 02/10/32 (SOFR +
0.867%)(Ê) 400 396
Ameriprise Financial, Inc.
5.700% due 12/15/28 450 465
Arthur J Gallagher & Co.
5.150% due 02/15/35 270 268
Asian Development Bank
Series GMTN
2.500% due 11/02/27 600 588
4.375% due 03/06/29 500 507
Banco Santander SA
6.921% due 08/08/33 355 383
Bank of America Corp.
3.419% due 12/20/28 (CME Term
SOFR 3 Month + 1.302%)(Ê) 270 265
5.288% due 04/25/34 (SOFR +
1.910%)(Ê) 355 359
Series MTN
3.974% due 02/07/30 (CME Term
SOFR 3 Month + 1.472%)(Ê) 270 266
1.898% due 07/23/31 (SOFR +
1.530%)(Ê) 360 321
4.083% due 03/20/51 (CME Term
SOFR 3 Month + 3.412%)(Ê) 445 344
Bank of Montreal
5.717% due 09/25/28 315 325
Bank of New York Mellon Corp. (The)
4.942% due 02/11/31 (SOFR +
0.887%)(Ê) 300 304
Barclays PLC
7.437% due 11/02/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 3.500%)(Ê) 400 447
Blackstone Reg Finance Co. LLC
5.000% due 12/06/34 315 309
Capital One Financial Corp.
5.700% due 02/01/30 (SOFR +
1.905%)(Ê) 225 231
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
2.359% due 07/29/32 (SOFR +
1.337%)(Ê) 315 272
5.268% due 05/10/33 (SOFR +
2.370%)(Ê) 225 225
Citibank NA
Series BKNT
5.570% due 04/30/34 250 259
Citigroup, Inc.
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 635 582
6.174% due 05/25/34 (SOFR +
2.661%)(Ê) 310 321
4.650% due 07/23/48 360 305
CME Group, Inc.
4.400% due 03/15/30 315 316
Corebridge Financial, Inc.
3.850% due 04/05/29 360 352
Crown Castle, Inc.
5.600% due 06/01/29 500 512
Deutsche Bank AG
4.999% due 09/11/30 (SOFR +
1.700%)(Ê) 405 407
ERP Operating, LP
4.650% due 09/15/34 360 351
European Investment Bank
4.500% due 03/14/30 800 818
4.250% due 08/16/32 700 705
Fifth Third Bancorp
5.631% due 01/29/32 (SOFR +
1.840%)(Ê) 225 232
Global Payments, Inc.
2.900% due 05/15/30 360 329
Goldman Sachs Group, Inc. (The)
2.615% due 04/22/32 (SOFR +
1.281%)(Ê) 570 512
5.016% due 10/23/35 (SOFR +
1.420%)(Ê) 635 623
Host Hotels & Resorts, LP
Series I
3.500% due 09/15/30 450 423
HSBC Holdings PLC
6.161% due 03/09/29 (SOFR +
1.970%)(Ê) 450 463
5.240% due 05/13/31 (SOFR +
1.570%)(Ê) 270 274
6.332% due 03/09/44 (SOFR +
2.650%)(Ê) 315 332
ING Groep NV
5.335% due 03/19/30 (SOFR +
1.440%)(Ê) 360 368
Inter-American Development Bank
3.750% due 06/14/30 500 497
Series GMTN
4.375% due 07/16/35 400 401
International Bank for Reconstruction
& Development
Series GMTN
4.625% due 01/15/32 900 927
JPMorgan Chase & Co.

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Bond Index Fund 119
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.505% due 10/22/28 (SOFR +
0.860%)(Ê) 405 405
4.452% due 12/05/29 (CME Term
SOFR 3 Month + 1.592%)(Ê) 315 315
3.702% due 05/06/30 (CME Term
SOFR 3 Month + 1.422%)(Ê) 405 395
2.956% due 05/13/31 (CME Term
SOFR 3 Month + 2.515%)(Ê) 360 335
5.717% due 09/14/33 (SOFR +
2.580%)(Ê) 265 275
5.350% due 06/01/34 (SOFR +
1.845%)(Ê) 355 362
5.766% due 04/22/35 (SOFR +
1.490%)(Ê) 450 469
Kreditanstalt Fuer Wiederaufbau
3.500% due 08/09/28 1,000 993
Lincoln National Corp.
3.800% due 03/01/28 360 355
Lloyds Banking Group PLC
Series .!
6.068% due 06/13/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.600%)(Ê) 270 274
LPL Holdings, Inc.
4.900% due 04/03/28 500 502
Marsh & McLennan Cos., Inc.
5.000% due 03/15/35 360 359
Mastercard, Inc.
3.850% due 03/26/50 310 236
MetLife, Inc.
4.550% due 03/23/30 315 317
4.875% due 11/13/43 315 281
Mid-America Apartments, LP
3.950% due 03/15/29 405 400
Mitsubishi UFJ Financial Group, Inc.
5.258% due 04/17/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.820%)(Ê) 225 229
5.615% due 04/24/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.270%)(Ê) 315 322
Mizuho Financial Group, Inc.
5.323% due 07/08/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.070%)(Ê) 315 316
Moody's Corp.
3.250% due 01/15/28 635 623
Morgan Stanley
6.627% due 11/01/34 1,200 1,305
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 530 543
Series MTN
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 500 479
NatWest Group PLC
4.964% due 08/15/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê) 315 318
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
ORIX Corp.
4.650% due 09/10/29 315 317
PayPal Holdings, Inc.
2.850% due 10/01/29 315 299
PNC Financial Services Group, Inc.
(The)
5.676% due 01/22/35 (SOFR +
1.902%)(Ê) 450 463
Progressive Corp. (The)
4.125% due 04/15/47 315 251
Prudential Financial, Inc.
6.000% due 09/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.234%)(Ê) 100 100
Realty Income Corp.
4.850% due 03/15/30 360 364
S&P Global, Inc.
4.750% due 08/01/28 360 364
Sumitomo Mitsui Financial Group, Inc.
3.040% due 07/16/29 315 300
Toronto-Dominion Bank (The)
4.861% due 01/31/28 635 640
Travelers Cos., Inc. (The)
5.450% due 05/25/53 265 253
Truist Financial Corp.
Series MTN
5.867% due 06/08/34 (SOFR +
2.361%)(Ê) 310 323
US Bancorp
5.836% due 06/12/34 (SOFR +
2.260%)(Ê) 265 277
Ventas Realty, LP
3.000% due 01/15/30 450 424
Visa, Inc.
4.300% due 12/14/45 270 229
Wells Fargo & Co.
5.605% due 04/23/36 (SOFR +
1.740%)(Ê) 315 322
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 450 338
Series MTN
2.879% due 10/30/30 (CME Term
SOFR 3 Month + 1.432%)(Ê) 360 340
4.400% due 06/14/46 315 252
Westpac Banking Corp.
4.110% due 07/24/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.000%)(Ê) 360 351
33,516
Health Care - 2.7%
Abbott Laboratories
4.750% due 03/15/38 400 388
AbbVie, Inc.
4.250% due 11/21/49 530 430
Amgen, Inc.
4.400% due 05/01/45 500 422
Becton Dickinson & Co.
4.693% due 02/13/28 450 452
Boston Scientific Corp.

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
120 Venerable Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
2.650% due 06/01/30 315 293
Bristol-Myers Squibb Co.
4.125% due 06/15/39 270 240
Cigna Group (The)
5.250% due 01/15/36 300 300
CVS Health Corp.
4.780% due 03/25/38 315 290
5.050% due 03/25/48 405 347
Elevance Health, Inc.
4.375% due 12/01/47 500 403
Eli Lilly & Co.
5.000% due 02/09/54 490 446
HCA, Inc.
3.625% due 03/15/32 405 376
5.750% due 03/01/35 360 370
Humana, Inc.
5.375% due 04/15/31 360 364
Johnson & Johnson
5.000% due 03/01/35 500 515
Merck & Co., Inc.
2.750% due 12/10/51 575 350
Pfizer, Inc.
4.100% due 09/15/38 545 492
Quest Diagnostics, Inc.
2.950% due 06/30/30 315 295
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/30 405 359
Royalty Pharma PLC
2.200% due 09/02/30 545 491
Thermo Fisher Scientific, Inc.
5.086% due 08/10/33 310 316
UnitedHealth Group, Inc.
5.875% due 02/15/53 575 568
Universal Health Services, Inc.
4.625% due 10/15/29 360 356
Wyeth LLC
5.950% due 04/01/37 180 191
Zimmer Biomet Holdings, Inc.
5.500% due 02/19/35 315 321
9,375
Materials and Processing - 0.4%
Air Products and Chemicals, Inc.
4.850% due 02/08/34 355 355
Dow Chemical Co. (The)
4.375% due 11/15/42 405 317
Ecolab, Inc.
4.800% due 03/24/30 270 274
Nutrien, Ltd.
5.400% due 06/21/34 100 102
Rio Tinto Finance (USA) PLC
5.125% due 03/09/53 170 155
Sherwin-Williams Co. (The)
5.150% due 08/15/35 100 101
Smurfit Kappa Treasury ULC
5.200% due 01/15/30 270 275
1,579
Producer Durables - 1.8%
Boeing Co. (The)
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.805% due 05/01/50 210 203
5.930% due 05/01/60 210 202
Burlington Northern Santa Fe LLC
4.450% due 03/15/43 545 475
CRH America Finance, Inc.
5.500% due 01/09/35 300 306
CSX Corp.
4.300% due 03/01/48 450 368
Eaton Corp.
4.350% due 05/18/28 225 225
FedEx Corp.
Series *
5.250% due 05/15/50 400 366
General Dynamics Corp.
3.750% due 05/15/28 815 810
General Electric Co.
4.900% due 01/29/36 315 315
Honeywell International, Inc.
1.950% due 06/01/30 500 453
Ingersoll Rand, Inc.
5.700% due 08/14/33 220 229
Jacobs Engineering Group, Inc.
6.350% due 08/18/28 315 327
Lockheed Martin Corp.
5.200% due 02/15/55 150 139
Otis Worldwide Corp.
2.565% due 02/15/30 315 292
Parker-Hannifin Corp.
4.500% due 09/15/29 270 271
Republic Services, Inc.
5.000% due 04/01/34 360 364
RTX Corp.
4.450% due 11/16/38 400 369
Union Pacific Corp.
3.839% due 03/20/60 355 252
United Parcel Service, Inc.
3.400% due 03/15/29 405 396
6,362
Technology - 2.4%
Alphabet, Inc.
1.900% due 08/15/40 500 333
Analog Devices, Inc.
2.100% due 10/01/31 360 318
Apple, Inc.
4.375% due 05/13/45 360 314
3.950% due 08/08/52 400 311
Broadcom, Inc.
4.926% due 05/15/37 (Þ) 405 393
3.500% due 02/15/41 315 252
Cisco Systems, Inc.
4.550% due 02/24/28 680 688
Dell International LLC / EMC Corp.
5.300% due 10/01/29 225 230
Fiserv, Inc.
5.450% due 03/15/34 150 149
Hewlett Packard Enterprise Co.
6.200% due 10/15/35 100 106
HP, Inc.

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Bond Index Fund 121
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.000% due 04/15/29 360 353
IBM International Capital Pte, Ltd.
4.900% due 02/05/34 300 296
Intel Corp.
3.750% due 08/05/27 315 312
4.750% due 03/25/50 400 323
International Business Machines Corp.
4.250% due 05/15/49 100 77
Intuit, Inc.
5.125% due 09/15/28 405 413
Marvell Technology, Inc.
2.450% due 04/15/28 405 390
Meta Platforms, Inc.
5.600% due 05/15/53 400 373
Micron Technology, Inc.
6.050% due 11/01/35 270 291
Microsoft Corp.
3.700% due 08/08/46 300 236
Motorola Solutions, Inc.
5.550% due 08/15/35 450 460
Oracle Corp.
5.250% due 02/03/32 245 241
5.200% due 09/26/35 135 127
3.800% due 11/15/37 400 317
5.950% due 09/26/55 355 298
QUALCOMM, Inc.
2.150% due 05/20/30 360 330
Salesforce, Inc.
5.550% due 03/15/36 400 399
8,330
Utilities - 3.5%
Alabama Power Co.
3.050% due 03/15/32 270 248
Appalachian Power Co.
7.000% due 04/01/38 350 390
AT&T, Inc.
4.300% due 12/15/42 250 207
3.500% due 09/15/53 530 347
Series *
4.300% due 02/15/30 360 358
Berkshire Hathaway Energy Co.
6.125% due 04/01/36 270 288
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 355 357
CenterPoint Energy, Inc.
5.400% due 06/01/29 270 277
Connecticut Light and Power Co. (The)
5.250% due 01/15/53 100 93
Consolidated Edison Co. of New York,
Inc.
5.500% due 03/15/34 225 233
4.450% due 03/15/44 360 307
Dominion Energy, Inc.
Series B
7.000% due 06/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.511%)(Ê) 100 106
DTE Energy Co.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.850% due 06/01/34 215 225
Duke Energy Corp.
5.000% due 08/15/52 100 86
Duke Energy Progress LLC
5.050% due 03/15/35 315 316
Entergy Corp.
1.900% due 06/15/28 270 256
Entergy Louisiana LLC
5.700% due 03/15/54 345 335
Exelon Corp.
5.600% due 03/15/53 200 189
Florida Power & Light Co.
5.100% due 04/01/33 445 454
Interstate Power and Light Co.
5.600% due 06/29/35 270 277
NextEra Energy Capital Holdings, Inc.
5.250% due 03/15/34 500 506
NiSource, Inc.
3.600% due 05/01/30 360 347
Northern States Power Co.
5.100% due 05/15/53 400 363
Pacific Gas and Electric Co.
6.400% due 06/15/33 310 329
PacifiCorp
5.800% due 01/15/55 310 283
Progress Energy, Inc.
7.750% due 03/01/31 200 226
Public Service Electric and Gas Co.
4.850% due 08/01/34 360 357
Rogers Communications, Inc.
4.500% due 03/15/42 405 342
San Diego Gas & Electric Co.
5.350% due 04/01/53 310 286
Sempra
5.500% due 08/01/33 310 319
Southern California Edison Co.
5.300% due 03/01/28 725 735
Southern Co. (The)
4.850% due 03/15/35 270 263
T-Mobile USA, Inc.
2.550% due 02/15/31 315 286
5.050% due 07/15/33 400 402
3.300% due 02/15/51 445 291
Union Electric Co.
5.125% due 03/15/55 310 281
Verizon Communications, Inc.
5.401% due 07/02/37 315 314
2.650% due 11/20/40 405 284
3.550% due 03/22/51 355 248
Virginia Electric and Power Co.
5.000% due 01/15/34 400 399
12,210
89,187
International Debt - 1.8%
Chile Government International Bond
3.500% due 01/31/34 400 361
Export-Import Bank of Korea
4.500% due 01/11/29 400 405

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
122 Venerable Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Indonesia Government International
Bond
4.750% due 09/10/34 450 433
Israel Government International Bond
Series 10Y
5.500% due 03/12/34 300 304
Japan Bank for International
Co-operation
3.875% due 07/03/28 500 499
Mexico Government International
Bond
5.850% due 07/02/32 350 354
6.625% due 01/29/38 350 356
6.338% due 05/04/53 350 325
Panama Government International
Bond
6.700% due 01/26/36 350 369
Peruvian Government International
Bond
5.500% due 03/30/36 350 349
Philippines Government International
Bond
5.250% due 05/14/34 250 250
5.175% due 09/05/49 250 228
Poland Government International Bond
Series 10Y
5.375% due 02/12/35 300 305
Province of British Columbia Canada
4.750% due 06/12/34 500 508
Province of Ontario Canada
3.900% due 09/04/30 600 596
Province of Quebec Canada
3.625% due 04/13/28 500 497
Uruguay Government International
Bond
5.442% due 02/14/37 250 255
6,394
Mortgage-Backed Securities - 25.4%
Bank Commercial Mortgage Pass-
Through Certificates
Series 2024-BNK47 Class A5
5.716% due 06/15/57 250 262
Barclays Commercial Mortgage Trust
Series 2019-C3 Class A4
3.583% due 05/15/52 250 242
Series 2022-C18 Class A5
5.710% due 12/15/55 (~)(Ê) 390 404
Series 2024-C28 Class A5
5.403% due 09/15/57 250 256
Series 2025-5C33 Class A4
5.839% due 03/15/58 250 260
Credit Suisse Mortgage Trust
Series 2016-NXSR Class A4
3.795% due 12/15/49 (~)(Ê) 225 224
CSAIL Commercial Mortgage Trust
Series 2018-CX12 Class A4
4.224% due 08/15/51 (~)(Ê) 400 396
Series 2019-C16 Class A3
3.329% due 06/15/52 250 240
Fannie Mae
2.000% due 2035 18 16
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
1.500% due 2036 5 5
3.500% due 2036 72 71
2.000% due 2037 1,305 1,202
3.500% due 2037 100 97
6.000% due 2039 44 46
1.500% due 2040 148 127
2.500% due 2040 142 129
5.000% due 2040 7 7
5.500% due 2040 99 101
1.500% due 2041 281 238
2.000% due 2041 656 575
2.500% due 2042 251 229
4.000% due 2044 96 94
5.000% due 2044 87 86
5.500% due 2044 89 90
2.000% due 2050 2,969 2,417
2.500% due 2050 9,529 8,177
2.000% due 2051 4,828 3,923
2.500% due 2051 307 262
3.000% due 2052 2,544 2,246
4.000% due 2052 2,554 2,418
4.500% due 2053 1,953 1,892
6.000% due 2053 720 736
5.000% due 2054 313 309
6.000% due 2054 3,010 3,070
6.500% due 2054 940 972
7.000% due 2054 289 309
6.500% due 2055 8 8
5.500% due 2056 225 227
Freddie Mac
3.000% due 2032 238 232
2.000% due 2035 952 882
2.500% due 2035 913 867
1.500% due 2036 1,561 1,409
3.000% due 2036 274 261
3.000% due 2037 206 197
6.000% due 2038 38 40
3.500% due 2039 9 8
4.500% due 2039 74 74
5.500% due 2039 71 73
3.500% due 2040 67 65
4.000% due 2040 97 95
4.500% due 2040 108 107
5.000% due 2040 234 235
2.000% due 2041 474 416
5.000% due 2046 20 19
3.000% due 2047 1,579 1,424
3.500% due 2049 1,246 1,162
1.500% due 2050 1,410 1,091
2.000% due 2050 5,040 4,107
1.500% due 2051 561 434
2.000% due 2051 2,034 1,647
3.500% due 2051 3,120 2,889
3.000% due 2052 837 738
4.000% due 2052 1,198 1,135
5.500% due 2053 2,274 2,294
6.000% due 2053 1,430 1,460
6.500% due 2053 164 169

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Bond Index Fund 123
.
.
.
.
.
.
.
.
.
.
.
.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.000% due 2054 1,821 1,798
5.500% due 2054 3,433 3,454
6.500% due 2054 944 985
4.500% due 2055 887 856
5.000% due 2055 2,099 2,073
7.000% due 2055 147 154
Freddie Mac Multifamily Structured
Pass Through Certificates
Series 2018-K073 Class A2
3.350% due 01/25/28 350 346
Series 2018-K074 Class A2
3.600% due 01/25/28 348 344
Series 2020-K117 Class A2
1.406% due 08/25/30 350 312
Series 2022-K139 Class A2
2.590% due 01/25/32 (~)(Ê) 350 319
Series 2022-K145 Class A2
2.580% due 05/25/32 350 317
Series 2023-K509 Class A2
4.850% due 09/25/28 350 355
Ginnie Mae II
2.000% due 2051 3,446 2,843
2.500% due 2051 3,592 3,089
3.000% due 2051 2,623 2,343
3.500% due 2052 2,180 2,015
4.000% due 2052 1,489 1,410
4.500% due 2052 1,751 1,711
5.500% due 2053 1,123 1,139
6.500% due 2053 4 4
5.000% due 2054 2,216 2,198
5.500% due 2054 1,447 1,462
6.000% due 2054 1,384 1,410
6.500% due 2054 490 510
7.000% due 2054 58 61
5.000% due 2055 206 205
5.500% due 2055 36 36
6.000% due 2055 49 50
7.000% due 2055 56 58
Morgan Stanley Capital I Trust
Series 2017-HR2 Class A4
3.587% due 12/15/50 300 295
Series 2018-L1 Class A4
4.407% due 10/15/51 (~)(Ê) 250 249
Wells Fargo Commercial Mortgage
Trust
Series 2025-5C3 Class A3
6.096% due 01/15/58 250 261
88,555
United States Government Agencies - 0.5%
Federal Home Loan Bank
4.375% due 09/08/28 1,500 1,517
Tennessee Valley Authority
4.875% due 05/15/35 300 309
1,826
United States Government Treasuries - 45.9%
United States Treasury Notes
3.625% due 08/31/27 13,117 13,079
0.500% due 10/31/27 3,388 3,216
4.000% due 12/15/27 16,500 16,545
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.250% due 01/15/28 10,000 10,071
2.750% due 02/15/28 6,000 5,885
3.500% due 10/15/28 840 834
3.500% due 02/15/29 80 79
4.000% due 02/28/30 6,030 6,053
3.625% due 08/31/30 49,340 48,739
0.875% due 11/15/30 4,490 3,914
5.375% due 02/15/31 160 170
3.875% due 09/30/32 850 839
3.750% due 10/31/32 1,380 1,351
3.750% due 11/30/32 150 147
3.875% due 12/31/32 160 158
4.250% due 08/15/35 14,660 14,607
4.000% due 11/15/35 1,010 985
2.500% due 02/15/45 1,814 1,272
4.875% due 08/15/45 15,970 15,920
3.000% due 11/15/45 1,920 1,451
4.750% due 08/15/55 13,490 13,142
4.625% due 11/15/55 1,036 989
4.750% due 02/15/56 910 887
160,333
Total Long-Term Fixed
Income Investments
(cost $352,242) 347,678
Number of
S hares
Short-Term Investments - 0.3%
State Street Institutional U.S.
Government Money Market Fund 1,156,858 1,157
Total Short-Term Investments
(cost $1,157) 1,157
Total Investments - 99.8%
(cost $353,399) 348,835
Other Assets net of
Liabilities - 0.2%
581
Net Assets - 100.0%
349,416

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
124 Venerable Bond Index Fund
.
.
.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 1,383 $ — $ 1,383
Corporate Bonds and Notes — 89,187 — 89,187
International Debt — 6,394 — 6,394
Mortgage-Backed Securities — 88,555 — 88,555
United States Government Agencies — 1,826 — 1,826
United States Government Treasuries — 160,333 — 160,333
Short-Term Investments 1,157 — — 1,157
Total Investments
$ 1,157 $ 347,678 $ — $ 348,835
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
506 0 .1
Belgium ..............................................................................................
589 0 .2
Canada ................................................................................................
3,828 1 .1
Chile ...................................................................................................
361 0 .1
France .................................................................................................
254 0 .1
Germany .............................................................................................
1,399 0 .4
Indonesia ............................................................................................
433 0 .1
Ireland ................................................................................................
275 0 .1
Israel ...................................................................................................
304 0 .1
Japan ..................................................................................................
1,983 0 .6
Luxembourg .......................................................................................
1,523 0 .4
Mexico ...............................................................................................
1,036 0 .3
Netherlands ........................................................................................
368 0 .1
Panama ...............................................................................................
369 0 .1
Peru ....................................................................................................
349 0 .1
Philippines ..........................................................................................
1,573 0 .4
Poland ................................................................................................
305 0 .1
Singapore ...........................................................................................
296 0 .1
South Korea .......................................................................................
405 0 .1
Spain ..................................................................................................
383 0 .1
United Kingdom .................................................................................
2,363 0 .7
United States ......................................................................................
329,678 94 .3
Uruguay ..............................................................................................
255 0 .1
Total Investments ............................................................................... 348,835 99 .8

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Intermediate Corporate Bond Index Fund 125
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Long-Term Fixed Income Investments - 98.8%
Corporate Bonds and Notes - 98.8%
Consumer Discretionary - 8.1%
Amazon.com, Inc.
4.700% due 12/01/32 2,600 2,628
4.550% due 03/13/33 810 802
4.650% due 11/20/35 1,600 1,567
4.875% due 03/13/36 3,200 3,170
American Honda Finance Corp.
Series GMTN
4.850% due 10/23/31 3,600 3,567
AppLovin Corp.
5.375% due 12/01/31 2,700 2,725
AutoZone, Inc.
4.750% due 02/01/33 2,200 2,170
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
4.400% due 04/01/33 2,400 2,241
6.384% due 10/23/35 1,200 1,222
5.850% due 12/01/35 500 491
Choice Hotels International, Inc.
5.850% due 08/01/34 500 503
Comcast Corp.
4.650% due 02/15/33 3,600 3,564
5.300% due 05/15/35 700 712
6.500% due 11/15/35 800 875
DR Horton, Inc.
5.000% due 10/15/34 2,600 2,564
Ford Motor Co.
3.250% due 02/12/32 6,500 5,647
Ford Motor Credit Co. LLC
6.500% due 02/07/35 1,600 1,614
General Motors Financial Co., Inc.
2.700% due 06/10/31 3,500 3,139
6.100% due 01/07/34 3,800 3,946
Home Depot, Inc. (The)
3.250% due 04/15/32 5,100 4,761
Honda Motor Co., Ltd.
5.337% due 07/08/35 1,200 1,187
Hyatt Hotels Corp.
5.400% due 12/15/35 700 686
Lowe's Cos., Inc.
3.750% due 04/01/32 4,700 4,450
Marriott International, Inc.
4.500% due 10/15/31 2,700 2,668
5.250% due 10/15/35 600 597
McDonald's Corp.
4.700% due 12/09/35 800 783
5.000% due 02/13/36 600 597
O'Reilly Automotive, Inc.
5.100% due 03/12/36 900 889
Royal Caribbean Cruises, Ltd.
5.375% due 01/15/36 1,000 983
Southwest Airlines Co.
5.250% due 11/15/35 800 751
Starbucks Corp.
3.000% due 02/14/32 2,000 1,824
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Tapestry, Inc.
5.500% due 03/11/35 2,100 2,107
Target Corp.
5.250% due 02/15/36 800 810
Toyota Motor Credit Corp.
Series B
4.800% due 01/11/36 1,100 1,073
Walmart, Inc.
4.100% due 04/15/33 4,300 4,244
Walt Disney Co. (The)
6.400% due 12/15/35 500 555
4.625% due 03/14/36 800 778
72,890
Consumer Staples - 4.9%
Altria Group, Inc.
6.875% due 11/01/33 400 443
5.250% due 08/06/35 400 398
Anheuser-Busch InBev Worldwide, Inc.
5.000% due 06/15/34 3,700 3,744
Series *
4.700% due 02/01/36 1,400 1,363
BAT Capital Corp.
6.000% due 02/20/34 1,000 1,056
5.625% due 08/15/35 1,300 1,338
Bunge, Ltd. Finance Corp.
4.650% due 09/17/34 3,300 3,190
Constellation Brands, Inc.
4.950% due 11/01/35 1,000 966
Diageo Investment Corp.
5.625% due 04/15/35 600 621
General Mills, Inc.
4.950% due 03/29/33 1,800 1,781
Hershey Co. (The)
5.100% due 02/24/35 3,000 3,063
JBS NV/JBS USA Foods Group
Holdings, Inc./JBS USA Food Co.
Holdings
5.950% due 04/20/35 1,600 1,660
5.500% due 01/15/36 800 800
Keurig Dr Pepper, Inc.
4.050% due 04/15/32 3,100 2,932
Kraft Heinz Foods Co.
5.200% due 03/15/32 3,100 3,131
Mondelez International, Inc.
3.000% due 03/17/32 2,200 1,990
PepsiCo, Inc.
3.900% due 07/18/32 2,200 2,135
Philip Morris International, Inc.
4.750% due 11/01/31 2,900 2,912
5.625% due 09/07/33 4,100 4,277
Pilgrim's Pride Corp.
6.250% due 07/01/33 1,500 1,566
Procter & Gamble Co. (The)
2.300% due 02/01/32 200 181
4.350% due 11/03/35 3,300 3,199
Sysco Corp.
4.950% due 03/25/36 700 668
Tyson Foods, Inc.

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
126 Venerable Intermediate Corporate Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.950% due 02/20/36 600 586
44,000
Energy - 6.6%
Antero Resources Corp.
5.400% due 02/01/36 800 788
BP Capital Markets America, Inc.
5.227% due 11/17/34 3,500 3,570
Canadian Natural Resources, Ltd.
5.400% due 12/15/34 1,300 1,315
Cheniere Energy Partners, LP
5.750% due 08/15/34 2,500 2,577
Chevron USA, Inc.
4.850% due 10/15/35 1,400 1,404
Coterra Energy, Inc.
5.400% due 02/15/35 2,500 2,509
Diamondback Energy, Inc.
5.550% due 04/01/35 1,100 1,123
Enbridge, Inc.
7.200% due 06/27/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.970%)(Ê) 1,300 1,368
Energy Transfer, LP
6.550% due 12/01/33 700 756
5.600% due 09/01/34 3,600 3,673
Enterprise Products Operating LLC
5.200% due 01/15/36 1,300 1,307
EOG Resources, Inc.
5.350% due 01/15/36 1,200 1,218
Helmerich & Payne, Inc.
5.500% due 12/01/34 1,400 1,380
HF Sinclair Corp.
6.250% due 01/15/35 500 516
Kinder Morgan, Inc.
4.800% due 02/01/33 3,400 3,373
MPLX, LP
5.000% due 03/01/33 3,200 3,181
Occidental Petroleum Corp.
5.375% due 01/01/32 3,800 3,870
ONEOK, Inc.
4.750% due 10/15/31 1,900 1,881
5.050% due 11/01/34 3,500 3,411
Phillips 66 Co.
Series A
5.875% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.283%)(Ê) 1,000 985
Series B
6.200% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.166%)(Ê) 500 498
Plains All American Pipeline, LP / PAA
Finance Corp.
5.700% due 09/15/34 2,500 2,555
Shell Finance US, Inc.
4.750% due 01/06/36 1,300 1,277
Targa Resources Corp.
5.650% due 02/15/36 800 811
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.875% due 02/01/31 700 699
4.000% due 01/15/32 3,200 3,034
TotalEnergies Capital USA LLC
4.857% due 01/13/36 1,300 1,280
Valero Energy Corp.
5.150% due 03/10/36 800 789
Western Midstream Operating, LP
5.500% due 12/15/35 1,700 1,672
Williams Cos., Inc. (The)
4.650% due 08/15/32 4,500 4,449
5.150% due 03/15/36 900 887
Woodside Finance, Ltd.
6.000% due 05/19/35 1,300 1,354
59,510
Financial Services - 37.8%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/30/32 4,100 3,727
5.000% due 11/15/35 800 774
Affiliated Managers Group, Inc.
5.500% due 02/15/36 700 689
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/32 4,100 3,432
Allstate Corp. (The)
5.250% due 03/30/33 2,600 2,656
Ally Financial, Inc.
5.548% due 07/31/33 (SOFR +
1.780%)(Ê) 1,200 1,179
American Express Co.
5.043% due 05/01/34 (SOFR +
1.835%)(Ê) 4,200 4,209
4.804% due 10/24/36 (SOFR +
1.237%)(Ê) 1,300 1,257
American Homes 4 Rent, LP
3.625% due 04/15/32 3,700 3,419
American International Group, Inc.
5.125% due 03/27/33 2,900 2,928
American National Group, Inc.
6.000% due 07/15/35 700 682
American Tower Corp.
5.550% due 07/15/33 3,400 3,493
Aon Corp. / Aon Global Holdings PLC
5.350% due 02/28/33 2,600 2,665
Ares Capital Corp.
Series .
5.800% due 03/08/32 500 493
Ares Strategic Income Fund
6.200% due 03/21/32 300 294
Banco Bilbao Vizcaya Argentaria SA
5.127% due 03/03/36 1,000 972
Banco Santander SA
6.938% due 11/07/33 3,200 3,588
5.127% due 11/06/35 1,000 975
Bank of America Corp.
5.288% due 04/25/34 (SOFR +
1.910%)(Ê) 3,900 3,946
5.872% due 09/15/34 (SOFR +
1.840%)(Ê) 4,200 4,396

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Intermediate Corporate Bond Index Fund 127
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.468% due 01/23/35 (SOFR +
1.650%)(Ê) 4,300 4,386
5.744% due 02/12/36 (SOFR +
1.697%)(Ê) 4,200 4,273
5.045% due 02/06/37 (SOFR +
1.130%)(Ê) 1,400 1,381
3.846% due 03/08/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.000%)(Ê) 6,600 6,109
Bank of New York Mellon Corp. (The)
Series MTN
5.834% due 10/25/33 (SOFR +
2.074%)(Ê) 2,700 2,863
5.188% due 03/14/35 (SOFR +
1.418%)(Ê) 3,800 3,852
Barclays PLC
5.335% due 09/10/35 (SOFR +
1.910%)(Ê) 3,100 3,067
5.785% due 02/25/36 (SOFR +
1.590%)(Ê) 3,100 3,139
BlackRock, Inc.
4.750% due 05/25/33 3,500 3,523
Blackstone Private Credit Fund
6.000% due 11/22/34 700 655
Blackstone Reg Finance Co. LLC
5.000% due 12/06/34 2,500 2,452
Boston Properties, LP
5.750% due 01/15/35 2,100 2,089
Brookfield Asset Management, Ltd.
5.298% due 01/15/36 700 683
Brookfield Finance, Inc.
6.350% due 01/05/34 2,200 2,334
Capital One Financial Corp.
6.377% due 06/08/34 (SOFR +
2.860%)(Ê) 3,400 3,583
6.183% due 01/30/36 (SOFR +
2.036%)(Ê) 3,000 3,049
Charles Schwab Corp. (The)
5.853% due 05/19/34 (SOFR +
2.500%)(Ê) 3,500 3,677
Citigroup, Inc.
4.910% due 05/24/33 (SOFR +
2.086%)(Ê) 5,000 4,978
6.174% due 05/25/34 (SOFR +
2.661%)(Ê) 2,900 3,004
5.827% due 02/13/35 (SOFR +
2.056%)(Ê) 4,200 4,253
5.174% due 09/11/36 (SOFR +
1.488%)(Ê) 1,500 1,485
Series .
5.333% due 03/27/36 (SOFR +
1.465%)(Ê) 1,900 1,905
CNA Financial Corp.
5.125% due 02/15/34 2,800 2,762
Corebridge Financial, Inc.
3.900% due 04/05/32 3,000 2,814
Cousins Properties, LP
5.375% due 02/15/32 2,600 2,616
Crown Castle, Inc.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
2.500% due 07/15/31 2,700 2,380
Deutsche Bank AG
5.403% due 09/11/35 (SOFR +
2.050%)(Ê) 1,500 1,489
Equinix , Inc.
3.900% due 04/15/32 2,800 2,647
Essex Portfolio, LP
5.500% due 04/01/34 2,200 2,226
Extra Space Storage, LP
4.950% due 01/15/33 1,800 1,775
Fairfax Financial Holdings, Ltd.
5.625% due 08/16/32 2,900 2,977
Fifth Third Bancorp
5.141% due 01/29/37 700 682
Global Payments, Inc.
5.400% due 08/15/32 2,800 2,776
5.550% due 11/15/35 600 577
GLP Capital, LP / GLP Financing II,
Inc.
3.250% due 01/15/32 3,200 2,857
Goldman Sachs Group, Inc. (The)
2.650% due 10/21/32 (SOFR +
1.264%)(Ê) 4,100 3,639
3.102% due 02/24/33 (SOFR +
1.410%)(Ê) 5,600 5,053
4.939% due 10/21/36 (SOFR +
1.330%)(Ê) 2,600 2,517
5.065% due 01/21/37 (SOFR +
1.190%)(Ê) 2,200 2,154
5.387% due 02/02/41 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.180%)(Ê) 1,700 1,645
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 4,100 3,617
HA Sustainable Infrastructure Capital,
Inc.
6.375% due 07/01/34 900 905
HSBC Holdings PLC
2.871% due 11/22/32 (SOFR +
1.410%)(Ê) 4,500 4,022
4.762% due 03/29/33 (SOFR +
2.530%)(Ê) 2,700 2,629
5.719% due 03/04/35 (SOFR +
1.780%)(Ê) 2,000 2,049
5.874% due 11/18/35 (SOFR +
1.900%)(Ê) 3,800 3,848
5.133% due 11/06/36 (SOFR +
1.430%)(Ê) 600 587
5.279% due 03/10/37 (SOFR +
1.550%)(Ê) 1,500 1,473
Huntington Bancshares, Inc.
5.709% due 02/02/35 (SOFR +
1.870%)(Ê) 2,700 2,756
ING Groep NV
5.525% due 03/25/36 (SOFR +
1.610%)(Ê) 700 708
5.420% due 03/23/37 (SOFR +
1.610%)(Ê) 1,400 1,395
Jefferies Financial Group, Inc.

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
128 Venerable Intermediate Corporate Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
6.200% due 04/14/34 800 815
5.500% due 02/15/36 1,300 1,247
JPMorgan Chase & Co.
4.912% due 07/25/33 (SOFR +
2.080%)(Ê) 2,500 2,504
5.717% due 09/14/33 (SOFR +
2.580%)(Ê) 4,100 4,248
5.350% due 06/01/34 (SOFR +
1.845%)(Ê) 4,900 4,995
5.336% due 01/23/35 (SOFR +
1.620%)(Ê) 6,200 6,294
5.576% due 07/23/36 (SOFR +
1.635%)(Ê) 3,900 3,952
4.810% due 10/22/36 (SOFR +
1.190%)(Ê) 600 582
4.898% due 01/22/37 (SOFR +
1.070%)(Ê) 1,200 1,174
5.193% due 02/05/37 (SOFR +
1.300%)(Ê) 1,400 1,375
Kilroy Realty, LP
6.250% due 01/15/36 700 692
Kimco Realty OP LLC
3.200% due 04/01/32 2,200 2,017
Lincoln National Corp.
5.350% due 11/15/35 200 195
Lloyds Banking Group PLC
Series .!
6.068% due 06/13/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.600%)(Ê) 2,000 2,033
LPL Holdings, Inc.
6.000% due 05/20/34 1,900 1,941
Manulife Financial Corp.
4.986% due 12/11/35 700 685
Marsh & McLennan Cos., Inc.
5.000% due 03/15/35 4,100 4,084
MetLife, Inc.
Series G
6.350% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.078%)(Ê) 2,000 2,025
Mitsubishi UFJ Financial Group, Inc.
5.426% due 04/17/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê) 3,900 3,960
5.188% due 09/12/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.930%)(Ê) 1,100 1,092
Series .
5.057% due 01/14/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 1,000 981
Mizuho Financial Group, Inc.
5.748% due 07/06/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.900%)(Ê) 4,200 4,360
Moody's Corp.
2.000% due 08/19/31 1,900 1,673
Morgan Stanley
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
2.943% due 01/21/33 (SOFR +
1.290%)(Ê) 4,200 3,775
4.889% due 07/20/33 (SOFR +
2.076%)(Ê) 2,300 2,287
5.831% due 04/19/35 (SOFR +
1.580%)(Ê) 6,100 6,332
5.073% due 01/30/37 (SOFR +
1.184%)(Ê) 2,100 2,057
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 2,200 2,255
5.314% due 01/18/41 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.170%)(Ê) 1,100 1,061
Series I
4.892% due 10/22/36 (SOFR +
1.314%)(Ê) 1,800 1,739
Series MTN
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 3,900 3,954
NatWest Group PLC
5.778% due 03/01/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.500%)(Ê) 2,000 2,066
Nomura Holdings, Inc.
5.491% due 06/29/35 1,500 1,509
PayPal Holdings, Inc.
5.100% due 04/01/35 600 596
PNC Financial Services Group, Inc.
(The)
5.401% due 07/23/35 (SOFR +
1.599%)(Ê) 5,700 5,764
5.423% due 01/25/41 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.170%)(Ê) 1,000 981
Progressive Corp. (The)
5.150% due 03/26/36 500 501
Prologis, LP
4.625% due 01/15/33 2,700 2,669
Prudential Financial, Inc.
5.125% due 03/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.162%)(Ê) 3,200 3,045
Realty Income Corp.
2.850% due 12/15/32 2,700 2,394
Regency Centers, LP
5.000% due 07/15/32 1,900 1,910
Reinsurance Group of America, Inc.
5.750% due 09/15/34 300 305
Royal Bank of Canada
Series GMTN
5.000% due 02/01/33 3,100 3,127
S&P Global, Inc.
2.900% due 03/01/32 3,200 2,920
Santander UK Group Holdings PLC
5.136% due 09/22/36 600 579
Simon Property Group, LP
4.750% due 09/26/34 3,800 3,720
State Street Corp.

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Intermediate Corporate Bond Index Fund 129
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.784% due 10/23/36 (SOFR +
1.215%)(Ê) 900 874
Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/34 3,700 3,792
5.334% due 03/03/41 800 774
Synchrony Financial
6.000% due 07/29/36 (SOFR +
2.070%)(Ê) 600 592
Toronto-Dominion Bank (The)
4.456% due 06/08/32 4,300 4,235
TPG Operating Group II, LP
5.375% due 01/15/36 600 579
Truist Financial Corp.
Series MTN
6.123% due 10/28/33 (SOFR +
2.300%)(Ê) 4,300 4,550
US Bancorp
5.850% due 10/21/33 (SOFR +
2.090%)(Ê) 1,900 1,995
5.678% due 01/23/35 (SOFR +
1.860%)(Ê) 4,500 4,647
Ventas Realty, LP
5.100% due 07/15/32 3,200 3,217
Verisk Analytics, Inc.
5.250% due 06/05/34 2,300 2,289
VICI Properties, LP
5.625% due 04/01/35 2,400 2,387
Visa, Inc.
4.150% due 12/14/35 800 762
Wells Fargo & Co.
4.892% due 09/15/36 (SOFR +
1.340%)(Ê) 2,000 1,946
4.960% due 01/23/37 (SOFR +
1.100%)(Ê) 1,200 1,169
Series MTN
3.350% due 03/02/33 (SOFR +
1.500%)(Ê) 6,100 5,596
4.897% due 07/25/33 (SOFR +
2.100%)(Ê) 2,700 2,685
5.557% due 07/25/34 (SOFR +
1.990%)(Ê) 4,700 4,813
Welltower OP LLC
5.125% due 07/01/35 3,200 3,206
Westpac Banking Corp.
Series GMTN
5.618% due 11/20/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê) 2,800 2,833
341,500
Health Care - 10.2%
Abbott Laboratories
4.650% due 03/15/36 2,000 1,954
AbbVie, Inc.
5.050% due 03/15/34 4,400 4,466
4.750% due 03/15/36 1,100 1,077
Amgen, Inc.
5.250% due 03/02/33 4,000 4,104
4.850% due 02/19/36 600 589
Ascension Health
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series 2025
4.923% due 11/15/35 1,000 988
AstraZeneca Finance LLC
5.000% due 02/26/34 3,300 3,349
Augusta SpinCo Corp.
5.245% due 03/23/36 700 700
Baxter International, Inc.
5.650% due 12/15/35 1,000 977
Becton Dickinson & Co.
4.298% due 08/22/32 3,500 3,397
Cardinal Health, Inc.
5.350% due 11/15/34 2,500 2,523
Cencora , Inc.
2.700% due 03/15/31 3,800 3,465
Cigna Group (The)
5.250% due 01/15/36 1,200 1,202
CommonSpirit Health
5.205% due 12/01/31 2,500 2,547
CVS Health Corp.
5.000% due 09/15/32 3,000 3,001
5.700% due 06/01/34 2,100 2,157
Elevance Health, Inc.
4.100% due 05/15/32 5,400 5,179
5.850% due 01/15/36 500 517
Eli Lilly & Co.
4.900% due 02/12/32 3,100 3,168
4.900% due 10/15/35 1,700 1,700
GE HealthCare Technologies, Inc.
5.905% due 11/22/32 2,900 3,060
GlaxoSmithKline Capital, Inc.
4.875% due 04/15/35 600 598
HCA, Inc.
5.500% due 03/01/32 2,300 2,356
3.625% due 03/15/32 3,500 3,251
5.750% due 03/01/35 600 617
Humana, Inc.
5.375% due 04/15/31 3,800 3,840
Johnson & Johnson
4.375% due 12/05/33 2,000 2,002
3.550% due 03/01/36 500 456
Laboratory Corp. of America Holdings
4.550% due 04/01/32 1,100 1,086
Medtronic Global Holdings S.C.A.
4.500% due 03/30/33 2,500 2,469
Merck & Co., Inc.
4.500% due 05/17/33 3,700 3,687
4.950% due 09/15/35 1,500 1,503
Novartis Capital Corp.
4.600% due 11/05/35 500 490
4.900% due 03/18/36 1,600 1,596
Pfizer Investment Enterprises Pte., Ltd.
4.750% due 05/19/33 4,300 4,284
Solventum Corp.
5.600% due 03/23/34 800 818
Stryker Corp.
5.200% due 02/10/35 2,500 2,531
Takeda US Financing, Inc.
5.200% due 07/07/35 800 800

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
130 Venerable Intermediate Corporate Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Thermo Fisher Scientific, Inc.
4.902% due 02/12/36 1,900 1,884
UnitedHealth Group, Inc.
2.300% due 05/15/31 2,100 1,884
4.500% due 04/15/33 2,600 2,539
5.150% due 07/15/34 3,500 3,530
92,341
Materials and Processing - 2.5%
Amcor Flexibles North America, Inc.
5.500% due 03/17/35 900 911
BHP Billiton Finance USA, Ltd.
5.250% due 09/08/33 2,500 2,554
CF Industries, Inc.
5.150% due 03/15/34 1,900 1,889
Dow Chemical Co. (The)
5.650% due 03/15/36 500 495
Eidp , Inc.
4.800% due 05/15/33 1,700 1,682
LYB International Finance III LLC
6.150% due 05/15/35 1,300 1,339
Nutrien , Ltd.
5.400% due 06/21/34 2,500 2,542
Rio Tinto Finance (USA) PLC
5.000% due 03/14/32 3,100 3,162
Smurfit Kappa Treasury ULC
5.438% due 04/03/34 2,800 2,836
Southern Copper Corp.
7.500% due 07/27/35 1,000 1,141
Suzano Netherlands BV
5.500% due 01/15/36 1,000 964
Vale Overseas, Ltd.
6.125% due 06/12/33 3,100 3,222
22,737
Producer Durables - 6.0%
Amphenol Corp.
5.000% due 01/15/35 3,400 3,396
Boeing Co. (The)
3.600% due 05/01/34 3,800 3,397
Canadian Pacific Railway Co.
2.450% due 12/02/31 3,100 2,754
CRH America Finance, Inc.
5.400% due 05/21/34 2,700 2,750
Eagle Materials, Inc.
5.000% due 03/15/36 600 574
Eaton Corp.
4.800% due 03/06/36 1,400 1,382
Fedex Freight Holding Co., Inc.
5.250% due 03/15/36 1,100 1,063
GATX Corp.
5.500% due 06/15/35 2,800 2,822
GE Capital International Funding Co.,
ULC
4.418% due 11/15/35 500 480
GE Vernova , Inc.
4.875% due 02/04/36 600 595
General Electric Co.
4.900% due 01/29/36 700 700
Honeywell International, Inc.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
1.750% due 09/01/31 3,500 3,032
Howmet Aerospace, Inc.
4.850% due 10/15/31 1,900 1,921
John Deere Capital Corp.
Series I
5.150% due 09/08/33 3,200 3,299
Series MTN
4.350% due 09/15/32 2,700 2,677
L3Harris Technologies, Inc.
5.400% due 07/31/33 2,800 2,871
Lockheed Martin Corp.
5.250% due 01/15/33 3,400 3,541
Northrop Grumman Corp.
4.700% due 03/15/33 2,900 2,895
RTX Corp.
5.150% due 02/27/33 2,800 2,857
Union Pacific Corp.
3.375% due 02/01/35 1,000 892
United Parcel Service, Inc.
4.875% due 03/03/33 2,300 2,344
Waste Connections, Inc.
2.200% due 01/15/32 3,600 3,162
Waste Management, Inc.
4.875% due 02/15/34 4,300 4,351
53,755
Technology - 9.9%
Accenture Capital, Inc.
4.500% due 10/04/34 3,300 3,192
Alphabet, Inc.
4.700% due 11/15/35 1,900 1,878
4.800% due 02/15/36 2,400 2,389
Applied Materials, Inc.
4.600% due 01/15/36 700 680
Broadcom, Inc.
4.900% due 07/15/32 3,700 3,733
4.300% due 11/15/32 2,600 2,532
2.600% due 02/15/33 4,100 3,581
3.137% due 11/15/35 (Þ) 2,100 1,784
4.950% due 01/15/36 1,000 988
4.800% due 02/15/36 1,000 974
Cadence Design Systems, Inc.
4.700% due 09/10/34 500 491
Cisco Systems, Inc.
4.950% due 02/24/32 3,200 3,261
Dell International LLC / EMC Corp.
5.400% due 04/15/34 3,700 3,733
Fiserv, Inc.
5.600% due 03/02/33 2,500 2,527
Hewlett Packard Enterprise Co.
4.850% due 10/15/31 3,200 3,178
HP, Inc.
2.650% due 06/17/31 3,300 2,935
Intel Corp.
5.200% due 02/10/33 3,200 3,225
International Business Machines Corp.
4.950% due 02/03/36 1,100 1,072
Series ..
5.200% due 02/10/35 600 603

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Intermediate Corporate Bond Index Fund 131
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Intuit, Inc.
5.200% due 09/15/33 2,500 2,541
Leidos , Inc.
5.000% due 03/15/36 1,100 1,063
Meta Platforms, Inc.
4.950% due 05/15/33 2,900 2,923
4.875% due 11/15/35 3,500 3,433
Micron Technology, Inc.
5.800% due 01/15/35 3,200 3,407
Motorola Solutions, Inc.
5.600% due 06/01/32 3,500 3,628
MSCI, Inc.
5.250% due 09/01/35 1,100 1,078
NXP BV / NXP Funding LLC / NXP
USA, Inc.
2.650% due 02/15/32 3,600 3,177
Oracle Corp.
4.900% due 02/06/33 3,800 3,600
5.500% due 08/03/35 2,200 2,102
5.200% due 09/26/35 2,100 1,968
5.700% due 02/04/36 2,700 2,595
Paychex, Inc.
5.350% due 04/15/32 3,000 3,016
QUALCOMM, Inc.
1.650% due 05/20/32 3,400 2,879
Roper Technologies, Inc.
5.100% due 09/15/35 700 680
Salesforce, Inc.
5.550% due 03/15/36 3,000 2,991
Synopsys, Inc.
5.150% due 04/01/35 1,300 1,302
Uber Technologies, Inc.
4.800% due 09/15/35 2,000 1,942
Workday, Inc.
3.800% due 04/01/32 2,300 2,135
89,216
Utilities - 12.8%
AES Corp. (The)
5.800% due 03/15/32 2,200 2,214
Ameren Illinois Co.
4.950% due 06/01/33 2,600 2,617
American Electric Power Co., Inc.
5.625% due 03/01/33 3,700 3,829
6.950% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 600 634
AT&T, Inc.
2.550% due 12/01/33 3,500 2,961
5.375% due 08/15/35 4,200 4,252
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 2,800 2,813
CMS Energy Corp.
6.500% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.961%)(Ê) 1,300 1,317
Consolidated Edison Co. of New York,
Inc.
5.500% due 03/15/34 2,500 2,593
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Dominion Energy, Inc.
6.625% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.207%)(Ê) 1,200 1,212
6.200% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.006%)(Ê) 600 595
Series B
7.000% due 06/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.511%)(Ê) 400 423
Series C
2.250% due 08/15/31 3,300 2,913
DTE Energy Co.
5.850% due 06/01/34 3,000 3,143
Duke Energy Carolinas LLC
4.850% due 01/15/34 4,400 4,398
Duke Energy Corp.
4.950% due 09/15/35 600 586
6.450% due 09/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.588%)(Ê) 700 721
Duke Energy Florida LLC
4.850% due 12/01/35 600 590
Duke Energy Indiana LLC
Series DDDD
4.950% due 03/15/36 500 492
Entergy Louisiana LLC
4.000% due 03/15/33 3,700 3,515
Eversource Energy
5.950% due 07/15/34 1,100 1,146
Exelon Corp.
5.450% due 03/15/34 3,800 3,888
4.950% due 03/15/36 700 679
Florida Power & Light Co.
5.300% due 06/15/34 3,400 3,494
Georgia Power Co.
4.950% due 05/17/33 4,000 4,035
Interstate Power and Light Co.
5.600% due 06/29/35 1,000 1,025
NextEra Energy Capital Holdings, Inc.
2.440% due 01/15/32 3,500 3,086
5.050% due 02/28/33 700 707
Series .
6.500% due 08/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.979%)(Ê) 1,400 1,443
NiSource, Inc.
5.350% due 04/01/34 3,700 3,765
Pacific Gas and Electric Co.
6.400% due 06/15/33 3,100 3,291
PacifiCorp
5.250% due 06/15/35 700 682
PPL Capital Funding, Inc.
5.250% due 09/01/34 500 504
Public Service Co. of Colorado
5.350% due 05/15/34 3,500 3,562
Public Service Co. of Oklahoma
5.450% due 01/15/36 500 504

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
132 Venerable Intermediate Corporate Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Public Service Electric and Gas Co.
4.850% due 08/01/34 3,300 3,275
Public Service Enterprise Group, Inc.
2.450% due 11/15/31 1,400 1,243
Rogers Communications, Inc.
3.800% due 03/15/32 3,400 3,174
Sempra
5.500% due 08/01/33 4,000 4,121
5.250% due 03/15/36 1,500 1,478
Southern California Edison Co.
5.200% due 06/01/34 2,700 2,681
Southern Co. (The)
4.850% due 03/15/35 1,500 1,460
Series 2025
6.375% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.069%)(Ê) 1,400 1,437
T-Mobile USA, Inc.
2.700% due 03/15/32 3,300 2,934
5.200% due 01/15/33 4,300 4,374
5.000% due 02/15/36 900 885
Verizon Communications, Inc.
2.355% due 03/15/32 5,200 4,539
5.050% due 05/09/33 2,000 2,025
5.250% due 04/02/35 1,800 1,802
4.272% due 01/15/36 800 740
5.000% due 01/15/36 900 881
Virginia Electric and Power Co.
2.400% due 03/30/32 3,500 3,087
Vodafone Group PLC
6.250% due 11/30/32 1,400 1,498
115,263
891,212
Total Long-Term Fixed
Income Investments
(cost $908,163) 891,212
Short-Term Investments - 0.0%
Number of
S hares
State Street Institutional U.S.
Government Money Market Fund 175,476 175
Total Short-Term Investments
(cost $175) 175
Total Investments - 98.8%
(cost $908,338) 891,387
Other Assets net of
Liabilities - 1.2%
10,814
Net Assets - 100.0%
902,201

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Intermediate Corporate Bond Index Fund 133
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Long-Term Fixed Income Investments
Corporate Bonds and Notes $ — $ 891,212 $ — $ 891,212
Short-Term Investments 175 — — 175
Total Investments
$ 175 $ 891,212 $ — $ 891,387
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
9,903 1 .1
Belgium ..............................................................................................
5,107 0 .5
Brazil ..................................................................................................
4,187 0 .5
Canada ................................................................................................
25,194 2 .8
France .................................................................................................
1,280 0 .1
Germany .............................................................................................
1,489 0 .2
Ireland ................................................................................................
7,338 0 .8
Japan ..................................................................................................
17,654 2 .0
Mexico ...............................................................................................
1,141 0 .1
Netherlands ........................................................................................
5,280 0 .6
Spain ..................................................................................................
5,535 0 .6
United Kingdom .................................................................................
33,950 3 .8
United States ......................................................................................
773,329 85 .7
Total Investments ............................................................................... 891,387 98 .8

Venerable Variable Insurance Trust
Venerable Conservative Allocation Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
134 Venerable Conservative Allocation Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Domestic Equities - 17.3%
Venerable Large Cap Index Fund Class I(Æ) 2,517,477 25,502
Fixed Income - 75.4%
Venerable Bond Index Fund Class I 4,477,625 44,373
Venerable Intermediate Corporate Bond Index Fund Class I 6,753,735 66,525
110,898
International Equities - 7.4%
Venerable International Index Fund Class I(Æ) 1,019,777 10,901
Total Investments in Affiliated Funds
(cost $147,707) 147,301
Total Investments - 100.1%
(cost $147,707) 147,301
Other Assets net of Liabilities - (0.1)%
(83)
Net Assets - 100.0%
147,218
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 147,301 $ — $ — $ 147,301
Total Investments $ 147,301 $ — $ — $ 147,301
For a description of the Levels, see note 1 in the Notes to Quarterly Report.

Venerable Variable Insurance Trust
Venerable Conservative Appreciation Allocation Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Conservative Appreciation Allocation Fund 135
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Domestic Equities - 27.9%
Venerable Large Cap Index Fund Class I(Æ) 12,464,661 126,267
Fixed Income - 60.4%
Venerable Bond Index Fund Class I 9,213,954 91,310
Venerable Intermediate Corporate Bond Index Fund Class I 18,512,890 182,352
273,662
International Equities - 11.7%
Venerable International Index Fund Class I(Æ) 4,950,729 52,924
Total Investments in Affiliated Funds
(cost $451,424) 452,853
Total Investments - 100.0%
(cost $451,424) 452,853
Other Assets net of Liabilities - (0.0)%
(208)
Net Assets - 100.0%
452,645
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 452,853 $ — $ — $ 452,853
Total Investments $ 452,853 $ — $ — $ 452,853
For a description of the Levels, see note 1 in the Notes to Quarterly Report.

Venerable Variable Insurance Trust
Venerable World Conservative Allocation Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
136 Venerable World Conservative Allocation Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Fixed Income - 60.5%
Venerable High Yield Fund Class I 5,028,504 49,984
Venerable Strategic Bond Fund Class I 3,431,500 33,354
83,338
International Equities - 39.5%
Venerable World Equity Fund Class I(Æ) 5,312,696 54,455
Total Investments in Affiliated Funds
(cost $137,438) 137,793
Total Investments - 100.0%
(cost $137,438) 137,793
Other Assets net of Liabilities - (0.0)%
(8)
Net Assets - 100.0%
137,785
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 137,793 $ — $ — $ 137,793
Total Investments $ 137,793 $ — $ — $ 137,793
For a description of the Levels, see note 1 in the Notes to Quarterly Report.

Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Moderate Allocation Fund 137
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Domestic Equities - 59.8%
Venerable US Large Cap Core Equity Fund Class I(Æ) 59,862,279 602,813
Venerable US Large Cap Strategic Equity Fund Class I(Æ) 51,360,687 605,542
1,208,355
Fixed Income - 40.2%
Venerable High Yield Fund Class I 40,831,310 405,863
Venerable Strategic Bond Fund Class I 41,796,662 406,264
812,127
Total Investments in Affiliated Funds
(cost $1,943,797) 2,020,482
Total Investments - 100.0%
(cost $1,943,797) 2,020,482
Other Assets net of Liabilities - (0.0)%
(391)
Net Assets - 100.0%
2,020,091
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 2,020,482 $ — $ — $ 2,020,482
Total Investments $ 2,020,482 $ — $ — $ 2,020,482
For a description of the Levels, see note 1 in the Notes to Quarterly Report.

Venerable Variable Insurance Trust
Venerable Moderate Appreciation Allocation Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
138 Venerable Moderate Appreciation Allocation Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1
Level 2
Level 3
Total
Investments in Affiliated Funds
$ 939,300
$ —
$ —
$ 939,300
Total Investments
$ 939,300
$ —
$ —
$ 939,300
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Domestic Equities - 41.9%
Venerable Large Cap Index Fund Class I(Æ) 38,861,058 393,663
Fixed Income - 40.4%
Venerable Bond Index Fund Class I 9,591,121 95,048
Venerable Intermediate Corporate Bond Index Fund Class I 28,900,810 284,673
379,721
International Equities - 17.7%
Venerable International Index Fund Class I(Æ) 15,520,715 165,916
Total Investments in Affiliated Funds
(cost $928,728) 939,300
Total Investments - 100.0%
(cost $928,728) 939,300
Other Assets net of Liabilities - (0.0)%
(412)
Net Assets - 100.0%
938,888

Venerable Variable Insurance Trust
Venerable World Moderate Allocation Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable World Moderate Allocation Fund 139
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Fixed Income - 40.5%
Venerable High Yield Fund Class I 5,785,051 57,504
Venerable Strategic Bond Fund Class I 8,881,100 86,324
143,828
International Equities - 59.5%
Venerable World Equity Fund Class I(Æ) 20,611,020 211,263
Total Investments in Affiliated Funds
(cost $351,465) 355,091
Total Investments - 100.0%
(cost $351,465) 355,091
Other Assets net of Liabilities - (0.0)%
(80)
Net Assets - 100.0%
355,011
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 355,091 $ — $ — $ 355,091
Total Investments $ 355,091 $ — $ — $ 355,091
For a description of the Levels, see note 1 in the Notes to Quarterly Report.

Venerable Variable Insurance Trust
Venerable Appreciation Allocation Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
140 Venerable Appreciation Allocation Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Domestic Equities - 52.6%
Venerable Large Cap Index Fund Class I(Æ) 75,842,966 768,289
Fixed Income - 25.2%
Venerable Intermediate Corporate Bond Index Fund Class I 37,414,117 368,529
International Equities - 22.2%
Venerable International Index Fund Class I(Æ) 30,305,001 323,961
Total Investments in Affiliated Funds
(cost $1,435,612) 1,460,779
Total Investments - 100.0%
(cost $1,435,612) 1,460,779
Other Assets net of Liabilities - (0.0)%
(627)
Net Assets - 100.0%
1,460,152
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 1,460,779 $ — $ — $ 1,460,779
Total Investments $ 1,460,779 $ — $ — $ 1,460,779
For a description of the Levels, see note 1 in the Notes to Quarterly Report.

Venerable Variable Insurance Trust
Venerable World Appreciation Allocation Fund
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable World Appreciation Allocation Fund 141
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Fixed Income - 24.9%
Venerable High Yield Fund Class I 3,547,347 35,261
Venerable Strategic Bond Fund Class I 5,440,573 52,882
88,143
International Equities - 75.1%
Venerable World Equity Fund Class I(Æ) 25,906,800 265,545
Total Investments in Affiliated Funds
(cost $348,152) 353,688
Total Investments - 100.0%
(cost $348,152) 353,688
Other Assets net of Liabilities - (0.0)%
(70)
Net Assets - 100.0%
353,618
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 353,688 $ — $ — $ 353,688
Total Investments $ 353,688 $ — $ — $ 353,688
For a description of the Levels, see note 1 in the Notes to Quarterly Report.

Venerable Variable Insurance Trust
Notes to Schedules of Investments — March 31, 2026 (Unaudited)
142 Notes to Schedules of Investments
Footnotes:
Abbreviations:
Foreign Currency Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust.
(ç) At amortized cost, which approximates fair value – due within 60 days.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(Þ) Restricted security. Rule 144A security not registered under the Securities Act of 1933.
(Ÿ) Rate noted is dividend yield at period end.
(å) Currency balances were pledged in connection with futures contracts entered into by the Fund.
(Š) Value was determined using significant unobservable inputs. Security is classified as Level 3 in the Fund’s fair vale hierarchy.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index or other contractual arrangements.
(0)
Weekly payment frequency.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
ADR – American Depositary Receipt
CME – Chicago Mercantile Exchange
NVDR – Non-Voting Depository Receipt
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STRIPS – Separate Trading of Registered Interest and Principal of Securities
TBA – To Be Announced Security
UK – United Kingdom
AUD - Australian dollar
CAD - Canadian dollar
EUR - Euro
GBP - British pound sterling
HKD - Hong Kong dollar
INR - Indian rupee
JPY - Japanese yen
SEK - Swedish krona
SGD - Singapore dollar
USD - United States dollar

Venerable Variable Insurance Trust
Notes to Quarterly Report — March 31, 2026 (Unaudited)
Notes to Quarterly Report 143
1. Significant Accounting Policies
Venerable Variable Insurance Trust (the “Trust”) is a series investment company with twenty-four different investment portfolios
(each a “Fund” and collectively, the “Funds”). This report provides unaudited financial information for the period ended March
31, 2026 for the Funds (the “Quarterly Report”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies under the Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946, Financial Services – Investment Companies.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the
Board of Trustees has designated Venerable Investment Advisers LLC (“VIA”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments in markets that are active, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, Exchange Traded Funds (“ETFs”) and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. Equity securities and ETFs traded on the
NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which

Venerable Variable Insurance Trust
Notes to Quarterly Report, continued — March 31, 2026 (Unaudited)
144 Notes to Quarterly Report
the security is primarily traded, if applicable. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their closing net asset value (“NAV”). Investments in government money market funds have a stable NAV. U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Investments in mutual funds as described above are categorized as Level 1 of the fair value hierarchy.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. OTC derivatives that use broker-
dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Venerable Variable Insurance Trust
Notes to Quarterly Report, continued — March 31, 2026 (Unaudited)
Notes to Quarterly Report 145
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities in U.S. markets will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by VIA and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When VIA applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that VIA believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy.
Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by VIA would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
VIA employs third-party pricing vendors to provide fair value measurements. VIA oversees third-party pricing service providers in order to support the valuation process. VIA may also utilize the Funds’ sub-administrator to assist with the determination of the hierarchy level for fair valued securities and in completing the required financial reporting disclosure for Level 3 fair valued securities.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
For the period ended March 31, 2026, the Venerable Emerging Markets Equity Fund had transfers out of Level 3 into Level 1 representing financials instruments for which quoted prices in an active market became observable. The amount transferred was
$1,650.
The remaining Funds had no transfers into or out of Level 3 of the fair value hierarchy.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related

Venerable Variable Insurance Trust
Notes to Quarterly Report, continued — March 31, 2026 (Unaudited)
146 Notes to Quarterly Report
transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Foreign currency spot contracts are categorized as Level 1 of the fair value hierarchy.
2. Related Party Transactions
Transactions with Affiliated Companies
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. Transactions (amounts in thousands) during the period ended March
31, 2026, with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Venerable Conservative Allocation Fund
Venerable Large Cap Index Fund $ 27,705 $ 348 $ 1,411 $ 76 $ (1,216) $ 25,502 $ — $ —
Venerable Bond Index Fund 47,974 529 3,681 1 (450) 44,373 455 —
Venerable Intermediate Corporate
Bond Index Fund 71,902 828 5,043 (6) (1,156) 66,525 765 —
Venerable International Index Fund 11,952 351 1,543 159 (18) 10,901 — —
$ 159,533 $ 2,056 $ 11,678 $ 230 $ (2,840) $ 147,301 $ 1,220 $ —
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Venerable Conservative Appreciation Allocation Fund
Venerable Large Cap Index Fund $ 134,723 $ 496 $ 3,265 $ 207 $ (5,894) $ 126,267 $ — $ —
Venerable Bond Index Fund 97,032 1,364 6,148 (14) (924) 91,310 930 —
Venerable Intermediate Corporate
Bond Index Fund 193,988 3,125 11,549 (51) (3,161) 182,352 2,081 —
Venerable International Index Fund 58,115 56 5,899 629 23 52,924 — —
$ 483,858 $ 5,041 $ 26,861 $ 771 $ (9,956) $ 452,853 $ 3,011 $ —
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Venerable World Conservative Allocation Fund
Venerable High Yield Fund $ 53,998 $ 839 $ 3,876 $ (8) $ (969) $ 49,984 $ 799 $ —
Venerable Strategic Bond Fund 35,909 380 2,590 2 (347) 33,354 342 —
Venerable World Equity Fund 59,405 — 3,006 246 (2,190) 54,455 — —
$ 149,312 $ 1,219 $ 9,472 $ 240 $ (3,506) $ 137,793 $ 1,141 $ —
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Venerable Moderate Allocation Fund
Venerable US Large Cap Core
Equity Fund $ 655,179 $ — $ 22,192 $ 766 $ (30,940) $ 602,813 $ — $ —
Venerable US Large Cap Strategic
Equity Fund 655,060 — 20,971 4,130 (32,677) 605,542 — —
Venerable High Yield Fund 438,904 6,517 31,610 134 (8,082) 405,863 6,517 —
Venerable Strategic Bond Fund 436,629 4,179 30,334 (594) (3,616) 406,264 4,179 —
$ 2,185,772 $ 10,696 $ 105,107 $ 4,436 $ (75,315) $ 2,020,482 $ 10,696 $ —

Venerable Variable Insurance Trust
Notes to Quarterly Report, continued — March 31, 2026 (Unaudited)
Notes to Quarterly Report 147
3. Restricted Securities
Restricted Securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (“the Act”). As of March 31, 2026, the restricted securities held in the Funds were acquired under Rule 144A of the Act and may be sold to qualified institutional buyers in transactions exempt from registration.
As of March 31, 2026, the Funds’ exposure to restricted securities (as a percentage of net assets) was as follows:
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’
most recent prospectus.
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Venerable Moderate Appreciation Allocation Fund
Venerable Large Cap Index Fund $ 423,554 $ — $ 12,090 $ 744 $ (18,545) $ 393,663 $ — $ —
Venerable Bond Index Fund 100,709 970 5,654 (15) (962) 95,048 970 —
Venerable Intermediate Corporate
Bond Index Fund 302,210 3,258 15,779 (81) (4,935) 284,673 3,257 —
Venerable International Index Fund 182,329 — 18,445 1,967 65 165,916 — —
$ 1,008,802 $ 4,228 $ 51,968 $ 2,615 $ (24,377) $ 939,300 $ 4,227 $ —
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Venerable World Moderate Allocation Fund
Venerable High Yield Fund $ 60,875 $ 962 $ 3,213 $ (11) $ (1,109) $ 57,504 $ 912 $ —
Venerable Strategic Bond Fund 90,611 1,063 4,460 4 (894) 86,324 875 —
Venerable World Equity Fund 228,549 180 9,871 809 (8,404) 211,263 — —
$ 380,035 $ 2,205 $ 17,544 $ 802 $ (10,407) $ 355,091 $ 1,787 $ —
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Venerable Appreciation Allocation Fund
Venerable Large Cap Index Fund $ 825,900 $ — $ 22,756 $ 1,299 $ (36,154) $ 768,289 $ — $ —
Venerable Intermediate Corporate
Bond Index Fund 390,764 4,226 19,913 (162) (6,386) 368,529 4,226 —
Venerable International Index Fund 355,761 — 35,806 3,865 141 323,961 — —
$ 1,572,425 $ 4,226 $ 78,475 $ 5,002 $ (42,399) $ 1,460,779 $ 4,226 $ —
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Venerable World Appreciation Allocation Fund
Venerable High Yield Fund $ 38,032 $ 572 $ 2,638 $ (21) $ (684) $ 35,261 $ 572 $ —
Venerable Strategic Bond Fund 56,423 566 3,546 (12) (549) 52,882 546 —
Venerable World Equity Fund 285,803 496 11,160 880 (10,474) 265,545 — —
$ 380,258 $ 1,634 $ 17,344 $ 847 $ (11,707) $ 353,688 $ 1,118 $ —
Funds %
Venerable International Equity Fund
3.3
Venerable Emerging Markets Equity Fund
3.6
Venerable World Equity Fund
0.6
Venerable High Yield Fund
93.9
Venerable Strategic Bond Fund
23.3
Venerable Inflation Focused Fund
21.4
Venerable International Index Fund
1.0
Venerable Bond Index Fund
0.1
Venerable Intermediate Corporate Bond Index Fund
0.2

Venerable Variable Insurance
Trust
1475 Dunwoody Dr
Suite 200
West Chester, Pennsylvania
19380
800-366-0066